                               TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations ............................................... 16
 Statements of Changes in Net Assets.................................... 30
 Notes to Financial Statements.......................................... 44
 Schedules of Investments
  Asset Allocation Account..............................................55
  Balanced Account......................................................67
  Blue Chip Account.....................................................82
  Bond Account..........................................................87
  Capital Value Account.................................................97
  Equity Growth Account.................................................100
  Government Securities Account.........................................103
  Growth Account........................................................105
  International Account.................................................107
  International Emerging Markets Account................................110
  International SmallCap Account........................................113
  LargeCap Blend Account................................................117
  LargeCap Growth Account...............................................120
  LargeCap Growth Equity Account........................................122
  LargeCap Stock Index Account..........................................126
  LargeCap Value Account................................................135
  Limited Term Bond Account.............................................138
  MicroCap Account......................................................142
  MidCap Account........................................................152
  MidCap Growth Account.................................................155
  MidCap Growth Equity Account..........................................159
  MidCap Value Account..................................................162
  Money Market Account..................................................164
  Real Estate Account...................................................167
  SmallCap Account......................................................168
  SmallCap Growth Account...............................................172
  SmallCap Value Account................................................174
  Utilities Account.....................................................183
 Financial Highlights................................................... 184
Fund Directors..........................................................198

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              ASSET              BALANCED
                                        ALLOCATION ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ....   $ 81,632,501         $119,236,716
                                         ============         ============
FOREIGN CURRENCY--AT COST ............   $    228,802         $         --
                                         ============         ============
ASSETS
Investment in securities--at value....   $85,149,873/(a)/     $123,261,669/(a)/
Foreign currency--at value............        226,854                   --
Cash..................................      5,620,670               57,995
Receivables:
 Capital Shares sold..................        183,012               43,327
 Dividends and interest...............        374,194              483,707
 Foreign currency contracts...........         14,133                   --
 Investment securities sold...........      2,647,211            3,528,621
                                         ------------         ------------
                          Total Assets     94,215,947          127,375,319
LIABILITIES
Accrued expenses......................         15,388               16,837
Payables:
 Investment securities purchased......      7,087,608            4,787,326
 Variation margin on futures contracts         23,746                   --
Collateral obligation on securities
 loaned, at value.....................      1,931,293           10,494,089
                                         ------------         ------------
                     Total Liabilities      9,058,035           15,298,252
                                         ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..............................   $ 85,157,912         $112,077,067
                                         ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital......................   $ 92,171,574         $136,492,596
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..............        864,061            1,241,603
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...............................    (11,350,412)         (29,682,085)
Net unrealized appreciation
 (depreciation) of investments........      3,460,504            4,024,953
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies...........................         12,185                   --
                                         ------------         ------------
                      Total Net Assets   $ 85,157,912         $112,077,067
                                         ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.....................    100,000,000          100,000,000
Shares issued and outstanding.........      8,143,009            9,274,832
NET ASSET VALUE PER SHARE ............   $      10.46         $      12.08
                                         ============         ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               BLUE CHIP           BOND
                                                ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........  $  4,588,872     $252,451,900
                                             ============     ============
ASSETS
Investment in securities--at value.........  $  3,967,520     $264,280,243/(a)/
Cash.......................................         9,978          476,229
Receivables:
 Capital Shares sold.......................            25        1,531,274
 Dividends and interest....................         4,818        2,624,568
                                             ------------     ------------
                               Total Assets     3,982,341      268,912,314
LIABILITIES
Accrued expenses...........................           838           21,648
Payables:
 Investment securities purchased...........            --        2,859,996
Collateral obligation on securities loaned,
 at value..................................            --        2,204,281
                                             ------------     ------------
                          Total Liabilities           838        5,085,925
                                             ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES  $  3,981,503     $263,826,389
                                             ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................  $  6,288,305     $252,379,432
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....        17,629        5,498,015
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................    (1,703,079)      (5,879,401)
Net unrealized appreciation (depreciation)
 of investments............................      (621,352)      11,828,343
                                             ------------     ------------
                           Total Net Assets  $  3,981,503     $263,826,389
                                             ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................   100,000,000      100,000,000
Shares issued and outstanding..............       634,303       21,558,674
NET ASSET VALUE PER SHARE .................  $       6.28     $      12.24
                                             ============     ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           CAPITAL VALUE       EQUITY GROWTH
                                              ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $205,931,465       $ 213,681,713
                                          ============       =============
ASSETS
Investment in securities--at value.....   $229,299,518/(a)/  $232,199,311/(a)/
Cash...................................         10,281           4,956,903
Receivables:
 Capital Shares sold...................        316,264             299,944
 Dividends and interest................        317,414             441,579
 Investment securities sold............     21,844,016           5,503,264
                                          ------------       -------------
                           Total Assets    251,787,493         243,401,001
LIABILITIES
Accrued expenses.......................         29,202              36,406
Payables:
 Investment securities purchased.......     22,430,597           3,435,301
Collateral obligation on securities
 loaned, at value......................      9,146,089           3,911,414
                                          ------------       -------------
                      Total Liabilities     31,605,888           7,383,121
                                          ------------       -------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $220,181,605       $ 236,017,880
                                          ============       =============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $237,736,528       $ 330,775,277
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............      1,468,649             681,389
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (42,391,625)       (113,956,384)
Net unrealized appreciation
 (depreciation) of investments.........     23,368,053          18,517,598
                                          ------------       -------------
                       Total Net Assets   $220,181,605       $ 236,017,880
                                          ============       =============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000         100,000,000
Shares issued and outstanding..........      8,426,844          17,977,717
NET ASSET VALUE PER SHARE .............   $      26.13       $       13.13
                                          ============       =============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                            GOVERNMENT            GROWTH
                                        SECURITIES ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ....     $401,992,411       $144,821,171
                                           ============       ============
ASSETS
Investment in securities--at value....     $412,681,112       $131,521,345/(a)/
Cash..................................        1,443,187             10,001
Receivables:
 Capital Shares sold..................        4,601,270             39,048
 Dividends and interest...............        2,375,132            136,519
 Investment securities sold...........       20,253,125                 --
                                           ------------       ------------
                          Total Assets      441,353,826        131,706,913
LIABILITIES
Accrued expenses......................           27,232             13,853
Payables:
 Investment securities purchased......       35,159,375            318,435
Collateral obligation on securities
 loaned, at value.....................               --          5,475,576
                                           ------------       ------------
                     Total Liabilities       35,186,607          5,807,864
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..............................     $406,167,219       $125,899,049
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital......................     $387,156,680       $232,774,971
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..............        8,089,312            222,415
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...............................          232,526        (93,798,511)
Net unrealized appreciation
 (depreciation) of investments........       10,688,701        (13,299,826)
                                           ------------       ------------
                      Total Net Assets     $406,167,219       $125,899,049
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.....................      100,000,000        100,000,000
Shares issued and outstanding.........       34,445,080         13,343,889
NET ASSET VALUE PER SHARE ............     $      11.79       $       9.43
                                           ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      INTERNATIONAL     INTERNATIONAL EMERGING
                                         ACCOUNT           MARKETS ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST    $121,480,247           $ 11,597,115
                                     ============           ============
FOREIGN CURRENCY--AT COST ........   $    478,038           $     17,735
                                     ============           ============
ASSETS
Investment in securities--at value   $132,688,554/(a)/      $ 13,327,401
Foreign currency--at value........        479,360                 17,654
Cash..............................         35,251                265,730
Receivables:
 Capital Shares sold..............        315,833                 78,189
 Dividends and interest...........        467,845                 38,603
 Investment securities sold.......      1,267,203                     --
                                     ------------           ------------
                      Total Assets    135,254,046             13,727,577
LIABILITIES
Accrued expenses..................         43,436                 31,289
Payables:
 Investment securities purchased..      1,382,110                 92,793
Collateral obligation on
 securities loaned, at value......      5,625,765                     --
                                     ------------           ------------
                 Total Liabilities      7,051,311                124,082
                                     ------------           ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............   $128,202,735           $ 13,603,495
                                     ============           ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................   $179,767,036           $ 13,594,315
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........      1,681,473                 58,436
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................    (64,459,070)            (1,779,751)
Net unrealized appreciation
 (depreciation) of investments....     11,208,307              1,730,286
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies.......................          4,989                    209
                                     ------------           ------------
                  Total Net Assets   $128,202,735           $ 13,603,495
                                     ============           ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................    100,000,000            100,000,000
Shares issued and outstanding.....     13,765,760              1,444,515
NET ASSET VALUE PER SHARE ........   $       9.31           $       9.42
                                     ============           ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       INTERNATIONAL SMALLCAP   LARGECAP BLEND
                                              ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...     $ 40,973,361          $ 25,345,768
                                          ============          ============
ASSETS
Investment in securities--at value...     $48,766,426/(a)/      $ 26,958,157
Cash.................................           15,695             1,171,093
Receivables:
 Capital Shares sold.................          188,825               687,984
 Dividends and interest..............          221,037                24,395
 Investment securities sold..........           45,354               263,729
                                          ------------          ------------
                         Total Assets       49,237,337            29,105,358
LIABILITIES
Accrued expenses.....................           25,042                 9,844
Payables:
 Investment securities purchased.....          253,063                    --
Collateral obligation on securities
 loaned, at value....................        3,045,650                    --
                                          ------------          ------------
                    Total Liabilities        3,323,755                 9,844
                                          ------------          ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................     $ 45,913,582          $ 29,095,514
                                          ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................     $ 59,322,417          $ 27,645,918
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............          337,751               101,351
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................      (21,540,494)             (264,144)
Net unrealized appreciation
 (depreciation) of investments.......        7,793,065             1,612,389
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................              843                    --
                                          ------------          ------------
                     Total Net Assets     $ 45,913,582          $ 29,095,514
                                          ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................      100,000,000           100,000,000
Shares issued and outstanding........        4,463,264             3,148,925
NET ASSET VALUE PER SHARE ...........     $      10.29          $       9.24
                                          ============          ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT   EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $ 14,894,681      $  6,231,991
                                              ============      ============
ASSETS
Investment in securities--at value..........  $ 15,188,339      $  6,495,725
Cash........................................       390,068            96,342
Receivables:
 Capital Shares sold........................        45,489            18,094
 Dividends and interest.....................         4,269             6,008
 Investment securities sold.................            --             6,733
Prepaid expenses............................            --               990
                                              ------------      ------------
                                Total Assets    15,628,165         6,623,892
LIABILITIES
Accrued expenses............................         3,692                --
Payables:
 Investment securities purchased............        27,171            22,293
                                              ------------      ------------
                           Total Liabilities        30,863            22,293
                                              ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $ 15,597,302      $  6,601,599
                                              ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $ 19,689,467      $ 10,843,510
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....       (11,992)             (140)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................    (4,373,831)       (4,505,505)
Net unrealized appreciation (depreciation)
 of investments.............................       293,658           263,734
                                              ------------      ------------
                            Total Net Assets  $ 15,597,302      $  6,601,599
                                              ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000       100,000,000
Shares issued and outstanding...............     2,268,707         1,652,140
NET ASSET VALUE PER SHARE ..................  $       6.87      $       4.00
                                              ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               LARGECAP STOCK      LARGECAP
                                                INDEX ACCOUNT    VALUE ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $106,096,598      $ 21,652,014
                                               ============      ============
ASSETS
Investment in affiliated securities--at value  $     97,879      $         --
Investment in securities--at value...........   87,739,352/(a)/    22,932,041
Cash.........................................         9,932         1,937,255
Receivables:
 Capital Shares sold.........................       324,630           586,337
 Dividends and interest......................       103,444            43,462
 Investment securities sold..................            --            92,523
                                               ------------      ------------
                                 Total Assets    88,275,237        25,591,618
LIABILITIES
Accrued expenses.............................        14,282             5,989
Payables:
 Investment securities purchased.............            --           425,749
Collateral obligation on securities loaned,
 at value....................................     3,182,059                --
                                               ------------      ------------
                            Total Liabilities     3,196,341           431,738
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 85,078,896      $ 25,159,880
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $109,303,407      $ 23,767,569
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......       535,084           165,763
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (6,482,803)          (53,479)
Net unrealized appreciation (depreciation) of
 investments.................................   (18,276,792)        1,280,027
                                               ------------      ------------
                             Total Net Assets  $ 85,078,896      $ 25,159,880
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000       100,000,000
Shares issued and outstanding................    12,001,530         2,675,796
NET ASSET VALUE PER SHARE ...................  $       7.09      $       9.40
                                               ============      ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  LIMITED TERM     MICROCAP
                                                  BOND ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $  6,147,439   $ 11,958,021
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $  6,166,501   $ 13,238,970
Cash............................................        10,004             --
Receivables:
 Capital Shares sold............................       126,694         22,807
 Dividends and interest.........................        62,546         13,282
 Investment securities sold.....................            --        472,624
 Variation margin on futures contracts..........            --            118
                                                  ------------   ------------
                                    Total Assets     6,365,745     13,747,801
LIABILITIES
Accrued expenses................................         2,540          8,565
Payables:
 Investment securities purchased................       115,240        450,499
                                                  ------------   ------------
                               Total Liabilities       117,780        459,064
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $  6,247,965   $ 13,288,737
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $  6,213,154   $ 13,972,281
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............        15,082          8,232
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................           667     (1,972,843)
Net unrealized appreciation (depreciation) of
 investments....................................        19,062      1,281,067
                                                  ------------   ------------
                                Total Net Assets  $  6,247,965   $ 13,288,737
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000    100,000,000
Shares issued and outstanding...................       620,179      1,498,281
NET ASSET VALUE PER SHARE ......................  $      10.07   $       8.87
                                                  ============   ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               MIDCAP          MIDCAP GROWTH
                                               ACCOUNT            ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ......   $270,478,778       $ 26,474,713
                                           ============       ============
ASSETS
Investment in securities--at value......   $300,002,423/(a)/  $29,115,842/(a)/
Cash....................................          9,992            440,678
Receivables:
 Capital Shares sold....................        657,762            106,078
 Dividends and interest.................        153,835              6,404
                                           ------------       ------------
                            Total Assets    300,824,012         29,669,002
LIABILITIES
Accrued expenses........................         31,086              5,635
Payables:
 Investment securities purchased........        154,023                 --
Collateral obligation on securities
 loaned, at value.......................     27,857,206          1,177,507
                                           ------------       ------------
                       Total Liabilities     28,042,315          1,183,142
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ................................   $272,781,697       $ 28,485,860
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital........................   $245,174,487       $ 36,813,086
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).......................        980,251            (48,729)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss).................................     (2,896,686)       (10,919,626)
Net unrealized appreciation
 (depreciation) of investments..........     29,523,645          2,641,129
                                           ------------       ------------
                        Total Net Assets   $272,781,697       $ 28,485,860
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.......................    100,000,000        100,000,000
Shares issued and outstanding...........      8,541,765          3,854,368
NET ASSET VALUE PER SHARE ..............   $      31.94       $       7.39
                                           ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                MIDCAP GROWTH    MIDCAP VALUE
                                                EQUITY ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $  9,570,260     $ 29,768,374
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 11,124,120     $ 32,189,033
Cash..........................................       288,661        1,948,806
Receivables:
 Capital Shares sold..........................       108,112          306,625
 Dividends and interest.......................         1,624           14,143
 Investment securities sold...................        85,929           72,724
                                                ------------     ------------
                                  Total Assets    11,608,446       34,531,331
LIABILITIES
Accrued expenses..............................         3,598            9,034
Payables:
 Investment securities purchased..............       173,201           24,280
                                                ------------     ------------
                             Total Liabilities       176,799           33,314
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 11,431,647     $ 34,498,017
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 14,910,370     $ 32,455,551
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......       (44,195)           8,486
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................    (4,988,388)        (386,679)
Net unrealized appreciation (depreciation) of
 investments..................................     1,553,860        2,420,659
                                                ------------     ------------
                              Total Net Assets  $ 11,431,647     $ 34,498,017
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     2,377,341        2,929,687
NET ASSET VALUE PER SHARE ....................  $       4.81     $      11.78
                                                ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   MONEY MARKET   REAL ESTATE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $182,871,676   $ 53,970,761
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $182,871,676   $ 62,054,298
Cash.............................................         8,392         16,733
Receivables:
 Capital Shares sold.............................        40,398        514,439
 Dividends and interest..........................       132,180        310,177
 Investment securities sold......................            --        661,736
                                                   ------------   ------------
                                     Total Assets   183,052,646     63,557,383
LIABILITIES
Accrued expenses.................................        18,858          9,071
Payables:
 Investment securities purchased.................            --         34,456
                                                   ------------   ------------
                                Total Liabilities        18,858         43,527
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $183,033,788   $ 63,513,856
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $183,033,788   $ 54,249,712
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............            --        951,692
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................            --        228,915
Net unrealized appreciation (depreciation) of
 investments.....................................            --      8,083,537
                                                   ------------   ------------
                                 Total Net Assets  $183,033,788   $ 63,513,856
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   500,000,000    100,000,000
Shares issued and outstanding....................   183,033,788      4,960,869
NET ASSET VALUE PER SHARE .......................  $      1.000   $      12.80
                                                   ============   ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 34,882,717     $ 32,186,479
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 39,185,421     $ 38,299,916
Cash.........................................        10,000        1,203,884
Receivables:
 Capital Shares sold.........................        77,697          110,747
 Dividends and interest......................        33,686            4,761
 Investment securities sold..................       353,994          281,729
                                               ------------     ------------
                                 Total Assets    39,660,798       39,901,037
LIABILITIES
Accrued expenses.............................        16,374           17,961
Payables:
 Investment securities purchased.............       493,719          150,402
                                               ------------     ------------
                            Total Liabilities       510,093          168,363
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 39,150,705     $ 39,732,674
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 51,763,260     $ 87,515,976
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......        15,157         (106,535)
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................   (16,930,416)     (53,790,204)
Net unrealized appreciation (depreciation) of
 investments.................................     4,302,704        6,113,437
                                               ------------     ------------
                             Total Net Assets  $ 39,150,705     $ 39,732,674
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     5,983,458        5,949,198
NET ASSET VALUE PER SHARE ...................  $       6.54     $       6.68
                                               ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 48,352,921     $ 25,375,218
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 54,837,792     $ 25,887,044
Cash..........................................     1,446,346        1,341,404
Receivables:
 Capital Shares sold..........................       239,433          104,765
 Dividends and interest.......................        79,616          135,474
 Investment securities sold...................        35,066               --
 Variation margin on futures contracts........         4,645               --
                                                ------------     ------------
                                  Total Assets    56,642,898       27,468,687
LIABILITIES
Accrued expenses..............................        37,244            3,677
                                                ------------     ------------
                             Total Liabilities        37,244            3,677
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 56,605,654     $ 27,465,010
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 50,667,185     $ 39,103,760
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......       116,478          593,534
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      (671,117)     (12,744,110)
Net unrealized appreciation (depreciation) of
 investments..................................     6,493,108          511,826
                                                ------------     ------------
                              Total Net Assets  $ 56,605,654     $ 27,465,010
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     4,644,385        3,473,901
NET ASSET VALUE PER SHARE ....................  $      12.19     $       7.91
                                                ============     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   ASSET            BALANCED
                                             ALLOCATION ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.................................     $   527,072       $   588,842
 Interest..................................         586,212         1,020,393
 Securities lending........................           1,101             9,531
                                                -----------       -----------
                               Total Income       1,114,385         1,618,766
Expenses:
 Management and investment advisory fees...         324,410           321,605
 Custodian fees............................          15,094            19,388
 Directors' fees...........................           2,103             2,902
 Other expenses............................           1,189               633
                                                -----------       -----------
                       Total Gross Expenses         342,796           344,528
 Less: Fees paid indirectly................              --               183
                                                -----------       -----------
                         Total Net Expenses         342,796           344,345
                                                -----------       -----------
     Net Investment Income (Operating Loss)         771,589         1,274,421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................      (2,535,265)       (3,260,168)
 Foreign currency transactions.............           5,811                --
 Futures contracts.........................          43,457                --
 Other investment companies................              --             4,031
Change in unrealized
 appreciation/depreciation of:
 Investments...............................       8,299,141        10,210,486
 Futures contracts.........................         210,039                --
 Translation of assets and liabilities in
  foreign currencies.......................          11,337                --
                                                -----------       -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies       6,034,520         6,954,349
                                                -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations     $ 6,806,109       $ 8,228,770
                                                ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        BLUE CHIP      BOND
                                                         ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................................  $ 32,857    $       --
 Interest.............................................        76     5,964,030
 Securities lending...................................        --         1,847
                                                        --------    ----------
                                          Total Income    32,933     5,965,877
Expenses:
 Management and investment advisory fees..............    11,072       566,957
 Custodian fees.......................................     4,820         8,441
 Directors' fees......................................       137         4,856
 Other expenses.......................................        39         1,025
                                                        --------    ----------
                                        Total Expenses    16,068       581,279
                                                        --------    ----------
                Net Investment Income (Operating Loss)    16,865     5,384,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............................     6,352     2,321,190
Change in unrealized appreciation/depreciation of:
 Investments..........................................   374,406     2,036,067
                                                        --------    ----------
Net Realized and Unrealized Gain (Loss) on Investments
                                and Foreign Currencies   380,758     4,357,257
                                                        --------    ----------
  Net Increase (Decrease) in Net Assets Resulting from
                                            Operations  $397,623    $9,741,855
                                                        ========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $ 2,069,663     $ 1,525,915
 Interest......................................       14,572           4,895
 Securities lending............................        3,800             860
                                                 -----------     -----------
                                   Total Income    2,088,035       1,531,670
Expenses:
 Management and investment advisory fees.......      612,596         840,141
 Custodian fees................................        8,107           7,440
 Directors' fees...............................        5,181           6,210
 Other expenses................................        1,178           1,195
                                                 -----------     -----------
                                 Total Expenses      627,062         854,986
                                                 -----------     -----------
         Net Investment Income (Operating Loss)    1,460,973         676,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................   (6,034,790)     (6,819,901)
 Other investment companies....................       17,505              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   25,772,904      30,944,043
                                                 -----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   19,755,619      24,124,142
                                                 -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $21,216,592     $24,800,826
                                                 ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 GOVERNMENT          GROWTH
                                             SECURITIES ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.................................     $        --       $   584,250
 Interest..................................       8,177,460            11,495
                                                -----------       -----------
                               Total Income       8,177,460           595,745
Expenses:
 Management and investment advisory fees...         808,358           366,882
 Custodian fees............................           5,833             3,456
 Directors' fees...........................           6,599             3,612
 Other expenses............................           1,800               720
                                                -----------       -----------
                             Total Expenses         822,590           374,670
                                                -----------       -----------
     Net Investment Income (Operating Loss)       7,354,870           221,075

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................       1,563,013        (6,485,636)
Change in unrealized
 appreciation/depreciation of:
 Investments...............................      (1,402,270)       16,743,559
                                                -----------       -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies         160,743        10,257,923
                                                -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations     $ 7,515,613       $10,478,998
                                                ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        INTERNATIONAL   INTERNATIONAL EMERGING
                                           ACCOUNT         MARKETS ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................  $ 2,474,259          $  209,992
 Withholding tax on foreign dividends.     (291,445)            (19,661)
 Interest.............................       12,316                 138
                                        -----------          ----------
                          Total Income    2,195,130             190,469
Expenses:
 Management and investment advisory
  fees................................      494,799              71,838
 Custodian fees.......................       40,460              47,629
 Directors' fees......................        2,915                 328
 Other expenses.......................          649                  96
                                        -----------          ----------
                  Total Gross Expenses      538,823             119,891
 Less: Fees paid indirectly...........        1,129               3,153
 Less: Fees waived....................           --              12,743
                                        -----------          ----------
                    Total Net Expenses      537,694             103,995
                                        -----------          ----------
Net Investment Income (Operating Loss)    1,657,436              86,474

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............   (8,387,106)             54,389
 Foreign currency transactions........       25,641             (24,266)
Change in unrealized
 appreciation/depreciation of:
 Investments..........................   15,429,169           1,558,355
 Translation of assets and liabilities
  in foreign currencies...............      (33,011)                195
                                        -----------          ----------
      Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign
                            Currencies    7,034,693           1,588,673
                                        -----------          ----------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations  $ 8,692,129          $1,675,147
                                        ===========          ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       INTERNATIONAL SMALLCAP   LARGECAP BLEND
                                              ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends...........................       $   762,796           $  179,899
 Withholding tax on foreign dividends           (89,950)                  --
 Interest............................             5,349                  946
                                            -----------           ----------
                         Total Income           678,195              180,845
Expenses:
 Management and investment advisory
  fees...............................           237,417               73,632
 Custodian fees......................            30,712               10,882
 Directors' fees.....................               863                  310
 Other expenses......................               929                   32
                                            -----------           ----------
                 Total Gross Expenses           269,921               84,856
 Less: Fees paid indirectly..........               672                5,084
                                            -----------           ----------
                   Total Net Expenses           269,249               79,772
                                            -----------           ----------
     Net Investment Income (Operating
                                Loss)           408,946              101,073

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions.............        (4,567,852)              72,677
 Foreign currency transactions.......           (13,171)                  --
 Other investment companies..........                --                2,367
Change in unrealized
 appreciation/depreciation of:
 Investments.........................        10,243,982            2,053,135
 Translation of assets and
  liabilities in foreign currencies..            (4,086)                  --
                                            -----------           ----------
     Net Realized and Unrealized Gain
            (Loss) on Investments and
                   Foreign Currencies         5,658,873            2,128,179
                                            -----------           ----------
Net Increase (Decrease) in Net Assets
            Resulting from Operations       $ 6,067,819           $2,229,252
                                            ===========           ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT   EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................   $    63,274       $  32,183
 Interest...................................           944             112
                                               -----------       ---------
                                Total Income        64,218          32,295
Expenses:
 Management and investment advisory fees....        73,986          29,051
 Custodian fees.............................         1,888           3,947
 Directors' fees............................           280             149
 Other expenses.............................            56              27
                                               -----------       ---------
                        Total Gross Expenses        76,210          33,174
 Less: Fees paid indirectly.................            --             739
                                               -----------       ---------
                          Total Net Expenses        76,210          32,435
                                               -----------       ---------
      Net Investment Income (Operating Loss)       (11,992)           (140)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................    (1,035,474)       (185,131)
Change in unrealized
 appreciation/depreciation of:
 Investments................................     2,541,410         767,833
                                               -----------       ---------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     1,505,936         582,702
                                               -----------       ---------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $ 1,493,944       $ 582,562
                                               ===========       =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                LARGECAP STOCK     LARGECAP
                                                INDEX ACCOUNT    VALUE ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................   $  665,546       $  230,548
 Interest.....................................       10,619            1,284
 Securities lending...........................        2,115               --
                                                 ----------       ----------
                                  Total Income      678,280          231,832
Expenses:
 Management and investment advisory fees......      133,181           65,366
 Custodian fees...............................       14,964            5,882
 Directors' fees..............................        1,797              220
 Other expenses...............................          822               42
                                                 ----------       ----------
                          Total Gross Expenses      150,764           71,510
 Less: Fees paid indirectly...................           --            5,418
                                                 ----------       ----------
                            Total Net Expenses      150,764           66,092
                                                 ----------       ----------
        Net Investment Income (Operating Loss)      527,516          165,740

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................     (310,087)         (39,697)
 Investment transactions in affiliates........         (311)              --
 Futures contracts............................      277,980               --
 Other investment companies...................        3,368               --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    8,171,466        2,005,953
 Investments in affiliates....................        6,381               --
 Futures contracts............................       16,287               --
                                                 ----------       ----------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    8,165,084        1,966,256
                                                 ----------       ----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations   $8,692,600       $2,131,996
                                                 ==========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LIMITED TERM       MICROCAP
                                              BOND ACCOUNT /(A)/     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................       $    --         $   77,569
 Interest...................................        21,574                 57
                                                   -------         ----------
                                Total Income        21,574             77,626
Expenses:
 Management and investment advisory fees....         4,473             58,531
 Custodian fees.............................         1,992             11,457
 Directors' fees............................            37                341
 Other expenses.............................            19                 83
                                                   -------         ----------
                              Total Expenses         6,521             70,412
                                                   -------         ----------
      Net Investment Income (Operating Loss)        15,053              7,214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................           696           (402,859)
 Futures contracts..........................            --                850
 Other investment companies.................            --              1,316
Change in unrealized
 appreciation/depreciation of:
 Investments................................        19,062          2,286,385
 Futures contracts..........................            --                118
                                                   -------         ----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies        19,758          1,885,810
                                                   -------         ----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations       $34,811         $1,893,024
                                                   =======         ==========



/(a) /Period from May 1, 2003, date operations commenced, through June 30, 2003. See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $ 1,604,300    $   49,723
 Interest........................................       67,481           701
 Securities lending..............................       60,722         4,095
                                                   -----------    ----------
                                     Total Income    1,732,503        54,519
Expenses:
 Management and investment advisory fees.........      754,009       105,170
 Custodian fees..................................        6,784         1,769
 Directors' fees.................................        6,078           582
 Other expenses..................................        1,334           107
                                                   -----------    ----------
                             Total Gross Expenses      768,205       107,628
 Less:  Fees paid indirectly.....................        1,935         4,380
                                                   -----------    ----------
                               Total Net Expenses      766,270       103,248
                                                   -----------    ----------
           Net Investment Income (Operating Loss)      966,233       (48,729)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................    5,372,501      (761,281)
 Other investment companies......................      110,151            --
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................   22,197,659     4,845,027
                                                   -----------    ----------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies   27,680,311     4,083,746
                                                   -----------    ----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $28,646,544    $4,035,017
                                                   ===========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $    7,538       $  151,959
 Interest......................................          487            1,799
                                                  ----------       ----------
                                   Total Income        8,025          153,758
Expenses:
 Management and investment advisory fees.......       44,937          146,739
 Custodian fees................................        7,557            4,254
 Directors' fees...............................           50              490
 Other expenses................................           33               98
                                                  ----------       ----------
                           Total Gross Expenses       52,577          151,581
 Less: Fees paid indirectly....................          357            6,309
                                                  ----------       ----------
                             Total Net Expenses       52,220          145,272
                                                  ----------       ----------
         Net Investment Income (Operating Loss)      (44,195)           8,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................      439,473          155,319
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    1,416,089        3,405,221
                                                  ----------       ----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    1,855,562        3,560,540
                                                  ----------       ----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $1,811,367       $3,569,026
                                                  ==========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................   $       --    $1,174,275
 Interest.........................................    1,274,733         8,199
                                                     ----------    ----------
                                      Total Income    1,274,733     1,182,474
Expenses:
 Management and investment advisory fees..........      453,366       235,627
 Custodian fees...................................        6,650         3,272
 Directors' fees..................................        4,478           879
 Other expenses...................................          987           176
                                                     ----------    ----------
                                    Total Expenses      465,481       239,954
                                                     ----------    ----------
            Net Investment Income (Operating Loss)      809,252       942,520

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --       213,820
 Other investment companies.......................           --       100,515
Change in unrealized appreciation/depreciation of:
 Investments......................................           --     5,956,755
                                                     ----------    ----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --     6,271,090
                                                     ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $  809,252    $7,213,610
                                                     ==========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $   166,774      $   65,960
 Interest.....................................        8,483           1,361
                                                -----------      ----------
                                  Total Income      175,257          67,321
Expenses:
 Management and investment advisory fees......      140,241         167,589
 Custodian fees...............................       18,844           8,229
 Directors' fees..............................          898             628
 Other expenses...............................          200             118
                                                -----------      ----------
                          Total Gross Expenses      160,183         176,564
 Less: Fees paid indirectly...................           44           2,708
                                                -----------      ----------
                            Total Net Expenses      160,139         173,856
                                                -----------      ----------
        Net Investment Income (Operating Loss)       15,118        (106,535)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................   (1,510,630)        636,802
 Other investment companies...................        4,752           2,910
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    5,778,101       4,920,406
                                                -----------      ----------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    4,272,223       5,560,118
                                                -----------      ----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $ 4,287,341      $5,453,583
                                                ===========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP VALUE    UTILITIES
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $  391,515      $   526,116
 Interest......................................        2,695          135,187
                                                  ----------      -----------
                                   Total Income      394,210          661,303
Expenses:
 Management and investment advisory fees.......      255,638           75,487
 Custodian fees................................       32,762              949
 Directors' fees...............................          936              622
 Other expenses................................          230              126
                                                  ----------      -----------
                           Total Gross Expenses      289,566           77,184
 Less: Fees paid indirectly....................        5,305               --
                                                  ----------      -----------
                             Total Net Expenses      284,261           77,184
                                                  ----------      -----------
         Net Investment Income (Operating Loss)      109,949          584,119

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................     (233,441)      (1,210,245)
 Futures contracts.............................      224,538               --
 Other investment companies....................       18,536               --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    8,307,933        2,847,131
 Futures contracts.............................       22,578               --
                                                  ----------      -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    8,340,144        1,636,886
                                                  ----------      -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $8,450,093      $ 2,221,005
                                                  ==========      ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   ASSET                       BALANCED
                            ALLOCATION ACCOUNT                 ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2003          2002           2003            2002
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   771,589   $  1,661,962   $  1,274,421    $  3,190,847
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (2,485,997)    (6,871,805)    (3,256,137)    (22,617,667)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    8,520,517     (7,949,480)    10,210,486       1,009,136
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    6,806,109    (13,159,323)     8,228,770     (18,417,684)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (1,630,706)            --     (3,313,241)     (4,171,673)
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (1,630,706)            --     (3,313,241)     (4,171,673)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    3,967,621     10,481,138      3,409,370       8,087,052
Shares issued in
 reinvestment of
 dividends and
 distributions.........    1,630,706             --      3,313,241       4,171,673
Shares redeemed........   (8,024,393)   (16,817,225)   (10,106,246)    (23,338,231)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (2,426,066)    (6,336,087)    (3,383,635)    (11,079,506)
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)    2,749,337    (19,495,410)     1,531,894     (33,668,863)

NET ASSETS
Beginning of period....   82,408,575    101,903,985    110,545,173     144,214,036
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $85,157,912   $ 82,408,575   $112,077,067    $110,545,173
                         ===========   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   864,061   $  1,630,974   $  1,241,603    $  3,232,301
                         ===========   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      404,888        982,664        296,390         647,343
Shares issued in
 reinvestment of
 dividends and
 distributions.........      173,479             --        302,579         323,386
Shares redeemed........     (823,382)    (1,630,441)      (887,737)     (1,908,677)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)     (245,015)      (647,777)      (288,768)       (937,948)
                         ===========   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                BLUE CHIP                      BOND
                                 ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                        SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED        ENDED          ENDED           ENDED
                         JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                           2003          2002          2003            2002
                        -----------  ------------  -------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   16,865   $    29,675   $  5,384,598    $  9,854,934
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       6,352      (668,549)     2,321,190        (576,164)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     374,406      (569,304)     2,036,067       8,506,158
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     397,623    (1,208,178)     9,741,855      17,784,928

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................          --       (28,911)   (10,586,958)     (8,184,322)
                         ----------   -----------   ------------    ------------
    Total Dividends and
          Distributions          --       (28,911)   (10,586,958)     (8,184,322)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............      72,648       306,999     32,482,342      61,233,090
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --        28,911     10,586,958       8,184,322
Shares redeemed........    (145,614)     (173,697)   (11,237,018)    (12,836,691)
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (72,966)      162,213     31,832,282      56,580,721
                         ----------   -----------   ------------    ------------
         Total Increase
             (Decrease)     324,657    (1,074,876)    30,987,179      66,181,327

NET ASSETS
Beginning of period....   3,656,846     4,731,722    232,839,210     166,657,883
                         ----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $3,981,503   $ 3,656,846   $263,826,389    $232,839,210
                         ==========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   17,629   $       764   $  5,498,015    $ 10,211,516
                         ==========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      12,500        45,851      2,688,854       5,202,494
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --         5,020        899,487         717,294
Shares redeemed........     (24,344)      (28,072)      (928,800)     (1,093,629)
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)     (11,844)       22,799      2,659,541       4,826,159
                         ==========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               CAPITAL VALUE                  EQUITY GROWTH
                                  ACCOUNT                        ACCOUNT
-------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS          YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,
                            2003           2002           2003             2002
                        -------------  -------------  -------------  ----------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,460,973   $  3,381,315   $    676,684    $     523,519
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (6,017,285)   (31,717,155)    (6,819,901)     (36,926,333)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    25,772,904     (6,221,284)    30,944,043      (54,781,901)
                         ------------   ------------   ------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    21,216,592    (34,557,124)    24,800,826      (91,184,715)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (3,365,166)            --         (726,037)
                         ------------   ------------   ------------    -------------
    Total Dividends and
          Distributions            --     (3,365,166)            --         (726,037)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     7,519,991     19,114,532      5,713,047       16,708,150
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      3,365,166             --          726,037
Shares redeemed........   (15,096,419)   (32,500,387)   (13,540,293)     (40,879,979)
                         ------------   ------------   ------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (7,576,428)   (10,020,689)    (7,827,246)     (23,445,792)
                         ------------   ------------   ------------    -------------
         Total Increase
             (Decrease)    13,640,164    (47,942,979)    16,973,580     (115,356,544)

NET ASSETS
Beginning of period....   206,541,441    254,484,420    219,044,300      334,400,844
                         ------------   ------------   ------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $220,181,605   $206,541,441   $236,017,880    $ 219,044,300
                         ============   ============   ============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,468,649   $      7,676   $    681,389    $       4,705
                         ============   ============   ============    =============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       312,575        723,857        469,987        1,220,231
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        140,567             --           56,620
Shares redeemed........      (638,872)    (1,272,762)    (1,152,522)      (3,139,324)
                         ------------   ------------   ------------    -------------
Net Increase (Decrease)      (326,297)      (408,338)      (682,535)      (1,862,473)
                         ============   ============   ============    =============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2003           2002           2003            2002
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  7,354,870   $ 12,406,744   $    221,075    $    289,377
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,563,013        119,153     (6,485,636)    (60,722,986)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (1,402,270)     9,069,820     16,743,559       2,675,355
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     7,515,613     21,595,717     10,478,998     (57,758,254)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (13,034,314)    (8,861,055)      (287,557)        (42,385)
From net realized gain
 on investment and
 foreign currency
 transactions..........            --       (577,046)            --              --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (13,034,314)    (9,438,101)      (287,557)        (42,385)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    73,205,839    142,336,088      2,715,423       6,807,493
Shares issued in
 reinvestment of
 dividends and
 distributions.........    13,034,314      9,438,101        287,557          42,385
Shares redeemed........   (16,554,815)   (15,185,532)   (11,374,543)    (34,849,394)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    69,685,338    136,588,657     (8,371,563)    (27,999,516)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    64,166,637    148,746,273      1,819,878     (85,800,155)

NET ASSETS
Beginning of period....   342,000,582    193,254,309    124,079,171     209,879,326
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $406,167,219   $342,000,582   $125,899,049    $124,079,171
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  8,089,312   $ 13,035,126   $    222,415    $    288,897
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     6,231,527     12,248,743        301,273         652,253
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,125,589        846,466         34,397           3,620
Shares redeemed........    (1,403,609)    (1,298,342)    (1,287,969)     (3,512,046)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     5,953,507     11,796,867       (952,299)     (2,856,173)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL            INTERNATIONAL EMERGING
                                  ACCOUNT                  MARKETS ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003           2002           2003           2002
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,657,436   $  1,350,665   $    86,474    $    37,663
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (8,361,465)   (26,446,574)       30,123       (449,026)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    15,396,158      1,937,552     1,558,550       (704,780)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     8,692,129    (23,158,357)    1,675,147     (1,116,143)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,359,959)      (634,174)           --           (233)
Tax return of capital
 distributions.........            --             --            --        (11,820)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (1,359,959)      (634,174)           --        (12,053)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    13,937,082     22,219,559     5,751,437     12,030,118
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,359,959        634,174            --         12,053
Shares redeemed........   (13,648,744)   (25,686,905)   (4,657,692)    (7,043,111)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     1,648,297     (2,833,172)    1,093,745      4,999,060
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     8,980,467    (26,625,703)    2,768,892      3,870,864

NET ASSETS
Beginning of period....   119,222,268    145,847,971    10,834,603      6,963,739
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $128,202,735   $119,222,268   $13,603,495    $10,834,603
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,681,473   $  1,358,355   $    58,436    $    (3,772)
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,623,268      2,395,788       691,755      1,369,654
Shares issued in
 reinvestment of
 dividends and
 distributions.........       163,065         65,446            --          1,426
Shares redeemed........    (1,603,000)    (2,758,285)     (562,102)      (835,946)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)       183,333       (297,051)      129,653        535,134
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                          INTERNATIONAL SMALLCAP           LARGECAP BLEND
                                  ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS       PERIOD
                           ENDED          ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003          2002           2003        2002 /(A)/
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   408,946   $    326,008   $   101,073    $    40,331
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (4,581,023)    (4,684,789)       75,044       (341,831)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   10,239,896     (2,974,509)    2,053,135       (440,746)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    6,067,819     (7,333,290)    2,229,252       (742,246)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (643,639)      (112,141)         (952)       (36,458)
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions     (643,639)      (112,141)         (952)       (36,458)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   10,114,797     21,302,633    13,291,811     14,910,247
Shares issued in
 reinvestment of
 dividends and
 distributions.........      643,639        112,141           952         36,458
Shares redeemed........   (9,181,165)   (18,730,872)     (352,247)      (241,303)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    1,577,271      2,683,902    12,940,516     14,705,402
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)    7,001,451     (4,761,529)   15,168,816     13,926,698

NET ASSETS
Beginning of period....   38,912,131     43,673,660    13,926,698             --
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $45,913,582   $ 38,912,131   $29,095,514    $13,926,698
                         ===========   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   337,751   $    585,615   $   101,351    $     1,230
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,127,756      2,121,415     1,537,394      1,676,240
Shares issued in
 reinvestment of
 dividends and
 distributions.........       74,067         10,660           118          4,279
Shares redeemed........   (1,031,732)    (1,866,933)      (40,841)       (28,265)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)      170,091        265,142     1,496,671      1,652,254
                         ===========   ============   ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 LARGECAP                LARGECAP GROWTH
                              GROWTH ACCOUNT             EQUITY ACCOUNT
-------------------------------------------------------------------------------
                         SIX MONTHS       YEAR      SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED         ENDED
                          JUNE 30,    DECEMBER 31,   JUNE 30,     DECEMBER 31,
                            2003          2002         2003           2002
                        ------------  ------------  -----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (11,992)  $   (30,369)  $     (140)   $   (27,455)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,035,474)   (1,973,141)    (185,131)    (1,661,617)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,541,410    (1,966,315)     767,833       (653,459)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,493,944    (3,969,825)     582,562     (2,342,531)


CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,638,148     7,145,967      673,727      3,676,813
Shares redeemed........     (565,623)   (1,589,993)    (226,739)      (934,216)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,072,525     5,555,974      446,988      2,742,597
                         -----------   -----------   ----------    -----------
         Total Increase
             (Decrease)    3,566,469     1,586,149    1,029,550        400,066

NET ASSETS
Beginning of period....   12,030,833    10,444,684    5,572,049      5,171,983
                         -----------   -----------   ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $15,597,302   $12,030,833   $6,601,599    $ 5,572,049
                         ===========   ===========   ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (11,992)  $        --   $     (140)   $        --
                         ===========   ===========   ==========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      418,648     1,000,210      178,019        794,197
Shares redeemed........      (91,765)     (240,349)     (61,944)      (208,950)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)      326,883       759,861      116,075        585,247
                         ===========   ===========   ==========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              LARGECAP STOCK                  LARGECAP
                               INDEX ACCOUNT               VALUE ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS       PERIOD
                           ENDED          ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003          2002           2003        2002 /(A)/
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   527,516   $    905,339   $   165,740    $    88,141
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      (29,050)    (4,888,407)      (39,697)       (16,202)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    8,194,134    (15,481,261)    2,005,953       (725,926)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    8,692,600    (19,464,329)    2,131,996       (653,987)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (897,771)       (1,707)       (83,991)
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions           --       (897,771)       (1,707)       (83,991)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   10,085,707     27,560,171    10,208,858     14,256,983
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --        897,771         1,707         83,991
Shares redeemed........   (6,648,902)    (9,027,340)     (367,230)      (416,740)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,436,805     19,430,602     9,843,335     13,924,234
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)   12,129,405       (931,498)   11,973,624     13,186,256

NET ASSETS
Beginning of period....   72,949,491     73,880,989    13,186,256             --
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $85,078,896   $ 72,949,491   $25,159,880    $13,186,256
                         ===========   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   535,084   $      7,568   $   165,763    $     1,730
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,542,314      3,747,422     1,170,313      1,589,497
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --        138,759           207          9,688
Shares redeemed........   (1,023,368)    (1,319,331)      (42,437)       (51,472)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)      518,946      2,566,850     1,128,083      1,547,713
                         ===========   ============   ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                     LIMITED TERM           MICROCAP
                                     BOND ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------
                                        PERIOD      SIX MONTHS        YEAR
                                        ENDED         ENDED          ENDED
                                       JUNE 30,      JUNE 30,     DECEMBER 31,
                                      2003 /(A)/       2003           2002
                                     ------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss).............................  $   15,053    $     7,214    $    19,919
Net realized gain (loss) from
 investment and foreign currency
 transactions......................         696       (400,693)    (1,182,876)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies........................      19,062      2,286,503     (1,279,051)
                                     ----------    -----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations      34,811      1,893,024     (2,442,008)

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income.........          --         (1,677)       (17,224)
                                     ----------    -----------    -----------
  Total Dividends and Distributions          --         (1,677)       (17,224)

CAPITAL SHARE TRANSACTIONS
Shares sold........................   6,213,373        635,143      3,127,981
Shares issued in reinvestment of
 dividends and distributions.......          --          1,677         17,224
Shares redeemed....................        (219)      (846,257)    (1,638,046)
                                     ----------    -----------    -----------
     Net Increase (Decrease) in Net
          Assets from Capital Share
                       Transactions   6,213,154       (209,437)     1,507,159
                                     ----------    -----------    -----------
          Total Increase (Decrease)   6,247,965      1,681,910       (952,073)

NET ASSETS
Beginning of period................          --     11,606,827     12,558,900
                                     ----------    -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below)........  $6,247,965    $13,288,737    $11,606,827
                                     ==========    ===========    ===========
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss)  $   15,082    $     8,232    $     2,695
                                     ==========    ===========    ===========


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold........................     620,201         81,857        355,081
Shares issued in reinvestment of
 dividends and distributions.......          --            229          2,246
Shares redeemed....................         (22)      (109,100)      (202,136)
                                     ----------    -----------    -----------
Net Increase (Decrease)............     620,179        (27,014)       155,191
                                     ==========    ===========    ===========



/(a) /Period from May 1, 2003, date operations commenced, through June 30, 2003. See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003           2002           2003           2002
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    966,233   $  2,599,043   $   (48,729)   $  (133,686)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     5,482,652     (8,414,002)     (761,281)    (6,866,138)
Change in unrealized
 appreciation/depreciation
 of investments and
     translation of
 assets and liabilities
 in foreign currencies.    22,197,659    (19,736,223)    4,845,027       (723,046)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    28,646,544    (25,551,182)    4,035,017     (7,722,870)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (2,608,581)           --             --
From net realized gain
 on investment and
 foreign currency
 transactions..........            --     (4,090,561)           --             --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions            --     (6,699,142)           --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     9,949,266     23,483,297     3,586,703      5,144,470
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      6,699,142            --             --
Shares redeemed........   (14,800,423)   (27,653,207)   (1,069,727)    (3,325,977)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (4,851,157)     2,529,232     2,516,976      1,818,493
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    23,795,387    (29,721,092)    6,551,993     (5,904,377)

NET ASSETS
Beginning of period....   248,986,310    278,707,402    21,933,867     27,838,244
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth  below).....  $272,781,697   $248,986,310   $28,485,860    $21,933,867
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    980,251   $     14,018   $   (48,729)   $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       338,042        760,471       518,830        708,656
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        223,958            --             --
Shares redeemed........      (521,210)      (943,814)     (167,043)      (486,268)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)      (183,168)        40,615       351,787        222,388
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                              EQUITY ACCOUNT                 ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (44,195)  $   (57,908)  $     8,486    $     5,173
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      439,473      (977,989)      155,319       (441,501)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,416,089    (1,787,654)    3,405,221     (1,981,417)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,811,367    (2,823,551)    3,569,026     (2,417,745)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --            --        (42,844)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --            --        (42,844)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,576,176     4,282,611     7,854,160     16,729,861
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --            --         42,844
Shares redeemed........     (359,698)   (1,116,049)   (1,691,561)    (1,323,289)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,216,478     3,166,562     6,162,599     15,449,416
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    4,027,845       343,011     9,731,625     12,988,827

NET ASSETS
Beginning of period....    7,403,802     7,060,791    24,766,392     11,777,565
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $11,431,647   $ 7,403,802   $34,498,017    $24,766,392
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (44,195)  $        --   $     8,486    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      607,694       913,417       727,948      1,473,828
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --            --          3,752
Shares redeemed........      (85,431)     (255,689)     (160,650)      (123,123)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      522,263       657,728       567,298      1,354,457
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                MONEY MARKET                  REAL ESTATE
                                   ACCOUNT                      ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS         YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED          ENDED          ENDED
                          JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003            2002           2003           2002
                        -------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    809,252   $   2,596,166   $   942,520    $ 1,389,285
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........            --              --       314,335        418,306
Change in unrealized
 appreciation/depreciation
 of investments and
     translation of
 assets and liabilities
 in foreign currencies.            --              --     5,956,755          4,164
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       809,252       2,596,166     7,213,610      1,811,755

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (809,252)     (2,596,166)           --     (1,380,113)
From net realized gain
 on investment and
 foreign currency
 transactions..........            --              --       (70,998)       (28,851)
                         ------------   -------------   -----------    -----------
    Total Dividends and
          Distributions      (809,252)     (2,596,166)      (70,998)    (1,408,964)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    57,407,199     141,409,460    12,421,621     27,933,134
Shares issued in
 reinvestment of
 dividends and
 distributions.........       809,252       2,596,166        64,496      1,271,804
Shares redeemed........   (76,637,795)   (123,473,078)   (2,472,906)    (5,707,014)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (18,421,344)     20,532,548    10,013,211     23,497,924
                         ------------   -------------   -----------    -----------
         Total Increase
             (Decrease)   (18,421,344)     20,532,548    17,155,823     23,900,715

NET ASSETS
Beginning of period....   201,455,132     180,922,584    46,358,033     22,457,318
                         ------------   -------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth  below).....  $183,033,788   $ 201,455,132   $63,513,856    $46,358,033
                         ============   =============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $         --   $          --   $   951,692    $     9,172
                         ============   =============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    57,407,199     141,409,460     1,042,314      2,416,417
Shares issued in
 reinvestment of
 dividends and
 distributions.........       809,252       2,596,166         5,831        114,784
Shares redeemed........   (76,637,795)   (123,473,078)     (212,172)      (491,672)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)   (18,421,344)     20,532,548       835,973      2,039,529
                         ============   =============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                  SMALLCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS        YEAR
                           ENDED          ENDED         ENDED           ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2003          2002           2003           2002
                        ------------  -------------  ------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    15,118   $     40,114   $  (106,535)   $   (283,963)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,505,878)    (9,692,380)      639,712     (20,601,972)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    5,778,101     (1,321,547)    4,920,406      (6,106,197)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    4,287,341    (10,973,813)    5,453,583     (26,992,132)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (9,017)       (30,007)           --              --
                         -----------   ------------   -----------    ------------
    Total Dividends and
          Distributions       (9,017)       (30,007)           --              --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    4,425,406     11,901,012     3,641,769       9,518,536
Shares issued in
 reinvestment of
 dividends and
 distributions.........        8,621         28,646            --              --
Shares redeemed........   (1,762,328)    (5,218,243)   (2,116,807)     (5,738,028)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,671,699      6,711,415     1,524,962       3,780,508
                         -----------   ------------   -----------    ------------
         Total Increase
             (Decrease)    6,950,023     (4,292,405)    6,978,545     (23,211,624)

NET ASSETS
Beginning of period....   32,200,682     36,493,087    32,754,129      55,965,753
                         -----------   ------------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $39,150,705   $ 32,200,682   $39,732,674    $ 32,754,129
                         ===========   ============   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    15,157   $      9,056   $  (106,535)   $         --
                         ===========   ============   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      767,606      1,742,414       613,087       1,243,194
Shares issued in
 reinvestment of
 dividends and
 distributions.........        1,559          4,931            --              --
Shares redeemed........     (308,662)      (771,205)     (371,805)       (816,836)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)      460,503        976,140       241,282         426,358
                         ===========   ============   ===========    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                UTILITIES
                                 ACCOUNT                     ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   109,949   $   277,124   $   584,119    $ 1,226,590
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........        9,633      (361,827)   (1,210,245)    (6,123,162)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    8,330,511    (4,743,345)    2,847,131        757,806
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    8,450,093    (4,828,048)    2,221,005     (4,138,766)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --      (265,382)           --     (1,217,175)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --      (265,382)           --     (1,217,175)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    6,967,951    24,159,669     1,742,946      4,060,984
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       233,950            --      1,217,175
Shares redeemed........   (3,029,182)   (5,971,429)   (1,577,486)    (8,646,169)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,938,769    18,422,190       165,460     (3,368,010)
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   12,388,862    13,328,760     2,386,465     (8,723,951)

NET ASSETS
Beginning of period....   44,216,792    30,888,032    25,078,545     33,802,496
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $56,605,654   $44,216,792   $27,465,010    $25,078,545
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   116,478   $     6,529   $   593,534    $     9,415
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      644,809     2,080,990       236,946        510,656
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --        22,626            --        167,424
Shares redeemed........     (291,758)     (528,875)     (218,707)    (1,094,648)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      353,051     1,574,741        18,239       (416,568)
                         ===========   ===========   ===========    ===========



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At June 30, 2003, the Fund consists of 28 accounts (Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, Limited Term Bond Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account), known as the "Accounts".

Effective May 1, 2003, the initial purchase of 500,000 shares of Limited Term Bond Account was made by Principal Life Insurance Company.

Principal Life Insurance Company ("Principal") has filed an application with the SEC to permit it to substitute shares of one account for shares of another account currently owned by a Division of its Variable Life Separate Account and/or a Division of its Separate Account B. If SEC approval is granted, Principal intends to complete the following substitutions:

 CURRENT ACCOUNT               SUBSTITUTE ACCOUNT
 Blue Chip Account              LargeCap Stock Index Account
 LargeCap Growth Account        LargeCap Growth Equity Account
 MidCap Growth Equity Account   MidCap Growth Account


The SEC has granted permission to substitute shares of the MicroCap Account (owned by a Division of its Variable Life Separate Account and a Division of its Separate Account B) for shares of the SmallCap Account. Principal intends to complete this substitution at a future date.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders can not purchase or redeem shares.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Accounts direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Accounts' operating expenses. Certain of the Accounts have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. These amounts are reflected in the statement of operations.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions, and to a limited extent, for non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At June 30, 2003, the Accounts had no outstanding borrowings under the line of credit.



SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokers to earn additional income. Each applicable account receives collateral (in the form of U.S. Government Securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the accounts and any additional required collateral is delivered to the accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2003, the Accounts had securities on loan and collateral as follows:

                                                  VALUE OF         VALUE OF
                                              SECURITIES LOANED   COLLATERAL
                                              -----------------   ----------
 Asset Allocation Account                        $ 1,888,991      $ 1,931,293
 Balanced Account                                 10,615,855       10,958,774
 Bond Account                                      2,159,143        2,204,281
 Capital Value Account                             8,753,358        9,146,089
 Equity Growth Account                             3,796,749        3,911,414
 Growth Account                                    5,363,558        5,475,576
 International Account                             5,323,456        5,625,765
 International SmallCap Account                    2,909,235        3,045,650
 LargeCap Stock Index Account                      3,067,029        3,182,059
 MidCap Account                                   27,102,533       27,857,206
 MidCap Growth Account                             1,145,471        1,177,507





SHORT SALES. . The Accounts may engage in "short sales against the box." This technique involves selling either a security owned by an account, or a security equivalent in kind and amount to the security sold short that the account has the right to obtain, for delivery at a specified date in the future. An account may enter into a short sale against the box to hedge against anticipated declines in the

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an account loses the opportunity to participate in the gain.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                          NET ASSETS OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Government Securities Account     .50     .45     .40     .35      .30
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 Limited Term Bond Account         .50     .45     .40     .35      .30
 MicroCap Account                 1.00     .95     .90     .85      .80
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Account               .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90
 Utilities Account                 .60     .55     .50     .45      .40



                                              NET ASSETS OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Blue Chip Account                     .60%    .55%    .50%    .45%      .40%
 Capital Value Account                 .60     .55     .50     .45       .40
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Growth Account              1.10    1.05    1.00     .95       .90
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35
 MidCap Growth Equity Account                            1.00

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the expenses for certain accounts. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The operating expense limits as of June 30, 2003, are as follows:

                                                         EXPENSE
                                                          LIMIT
                                                         -------
 International Emerging Markets Account                2.00%
 LargeCap Blend Account                                1.00
 LargeCap Stock Index Account                          .40
 LargeCap Value Account                                1.00
 Limited Term Bond Account                             .75



Effective May 1, 2003, the expense limit was increased from 1.75% to 2.00% for International Emerging Markets Account.



AFFILIATED OWNERSHIP. . At June 30, 2003, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.

As of June 30th, 2003, LargeCap Stock Index Account owned 3,035 shares of Principal Financial Group (parent company of Principal Financial Services, Inc.).



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Accounts to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates of the Fund by the following Accounts:

                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2003
                                                   -------------------
 Asset Allocation Account                                $    46
 Equity Growth Account                                     3,385
 LargeCap Value Account                                   18,273
 MidCap Value Account                                     25,645
 SmallCap Growth Account                                      36
 Utilities Account                                        10,763

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the periods ended June 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                    PURCHASES        SALES
                                                   ------------  --------------
 Asset Allocation Account                          $ 53,188,269   $ 67,865,570
 Balanced Account                                    51,065,585     53,911,948
 Blue Chip Account                                       32,480         82,168
 Bond Account                                        98,398,346     71,460,341
 Capital Value Account                              127,313,090    129,960,494
 Equity Growth Account                              157,891,292    162,714,435
 Government Securities Account                      236,245,951    213,418,912
 Growth Account                                      31,333,464     41,427,730
 International Account                               63,776,982     59,842,355
 International Emerging Markets Account               8,724,047      7,525,970
 International SmallCap Account                      37,311,396     35,034,409
 LargeCap Blend Account                              14,723,242      2,586,501
 LargeCap Growth Account                              5,592,351      2,950,248
 LargeCap Growth Equity Account                       2,491,027      2,037,045
 LargeCap Stock Index Account                         8,416,713      2,252,921
 LargeCap Value Account                               9,969,520      1,055,817
 Limited Term Bond Account                            5,632,093        105,436
 MicroCap Account                                     5,746,474      5,963,474
 MidCap Account                                      56,517,224     49,048,713
 MidCap Growth Account                                8,755,259      6,242,394
 MidCap Growth Equity Account                        10,209,356      7,830,056
 MidCap Value Account                                13,328,549      8,000,975
 Real Estate Account                                 29,005,523     18,214,385
 SmallCap Account                                    27,642,644     24,946,956
 SmallCap Growth Account                              7,830,421      7,019,879
 SmallCap Value Account                              16,998,855     13,783,808
 Utilities Account                                    5,661,136      4,443,101



The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral. As of June 30, 2003, the Accounts had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Asset Allocation Account  $ 4,125,000        $ 4,286,203         $ 4,294,008
 Balanced Account              850,000            866,391             858,157
 Bond Account                2,150,000          2,185,156           2,164,860
 Government Securities      15,000,000         14,971,875          14,870,320
 Account

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At June 30, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the Accounts was composed of the following:

                                                                                                             NET UNREALIZED
                                                                        GROSS UNREALIZED                      APPRECIATION
                                    TAX COST OF INVESTMENTS  --------------------------------------          (DEPRECIATION)
                                                                                                             OF INVESTMENTS
                                         IN SECURITIES        APPRECIATION           (DEPRECIATION)         ---------------
                                         -------------       ----------------------  --------------
 Asset Allocation Account                $ 82,204,961        $            7,895,229  $ (4,950,317)                  $   2,944,912
 Balanced Account                         119,649,623                     9,955,896    (6,343,850)                      3,612,046
 Blue Chip Account                          4,671,562                       246,966      (951,008)                       (704,042)
 Bond Account                             252,988,824                    11,764,919      (473,500)                     11,291,419
 Capital Value Account                    206,856,645                    27,209,425    (4,766,552)                     22,442,873
 Equity Growth Account                    218,853,001                    23,184,653    (9,838,343)                     13,346,310
 Government Securities Account            401,992,411                    11,156,439      (467,738)                     10,688,701
 Growth Account                           144,940,341                    10,793,775   (24,212,771)                    (13,418,996)
 International Account                    122,376,642                    12,565,446    (2,253,534)                     10,311,912
 International Emerging Markets            11,713,098                     1,846,742      (232,439)                      1,614,303
 Account
 International SmallCap Account            40,979,445                     8,048,244      (261,263)                      7,786,981
 LargeCap Blend Account                    25,361,565                     2,266,523      (669,931)                      1,596,592
 LargeCap Growth Account                   14,999,488                     1,389,283    (1,200,432)                        188,851
 LargeCap Growth Equity Account             6,260,276                       547,220      (311,771)                        235,449
 LargeCap Stock Index Account             106,683,812                     6,512,679   (25,359,260)                    (18,846,581)
 LargeCap Value Account                    21,652,103                     2,125,354      (845,416)                      1,279,938
 Limited Term Bond Account                  6,147,439                        28,787        (9,725)                         19,062
 MicroCap Account                          12,024,481                     2,118,700      (904,211)                      1,214,489
 MidCap Account                           270,782,275                    37,248,747    (8,028,599)                     29,220,148
 MidCap Growth Account                     26,473,576                     4,985,002    (2,342,736)                      2,642,266
 MidCap Growth Equity Account               9,599,350                     1,743,208      (218,438)                      1,524,770
 MidCap Value Account                      29,799,043                     3,448,895    (1,058,905)                      2,389,990
 Real Estate Account                       54,086,738                     8,311,879      (344,319)                      7,967,560
 SmallCap Account                          34,934,500                     4,848,576      (597,655)                      4,250,921
 SmallCap Growth Account                   32,203,380                     7,164,349    (1,067,813)                      6,096,536
 SmallCap Value Account                    48,500,644                     9,008,012    (2,670,864)                      6,337,148
 Utilities Account                         25,377,674                     2,594,623    (2,085,253)                        509,370



The Accounts' investments are with various issuers in various industries, although Real Estate Account and Utilities Account invest primarily in the real estate and utilities industries, respectively. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.



FOREIGN CURRENCY CONTRACTS. . At June 30, 2003, Asset Allocation Account owned forward contracts to purchase foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the account as an unrealized gain or loss.

When the contract is closed, the account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                                                                   VALUE AT    NET UNREALIZED
                              FOREIGN CURRENCY    CONTRACTS TO                     JUNE 30,     APPRECIATION
                             PURCHASE CONTRACTS      ACCEPT      IN EXCHANGE FOR     2003      (DEPRECIATION)
                            --------------------  -------------  ---------------  ----------  ----------------
 Asset Allocation Account   Canadian Dollar           583,506      $  420,000     $  427,354       $7,354
                            Euro                    1,468,422       1,675,000      1,681,779        6,779






6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended June 30, 2003, and December 31, 2002, respectively, were as follows:

                             ORDINARY INCOME      LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                             -------------        -----------               ---------
                            2003         2002       2003         2002       2003        2002
                            ----         ----       ----         ----       ----        ----
 Asset Allocation        $ 1,630,706  $       --   $    --    $       --     --       $    --
 Account
 Balanced Account          3,313,241   4,171,673        --            --       --          --
 Blue Chip Account                --      28,911        --            --       --          --
 Bond Account             10,586,958   8,184,322        --            --       --          --
 Capital Value Account            --   3,365,166        --            --       --          --
 Equity Growth Account            --     726,037        --            --       --          --
 Government Securities    13,034,314   8,861,055        --       577,046       --          --
 Account
 Growth Account              287,557      42,385        --            --       --          --
 International Account     1,359,959     634,174        --            --       --          --
 International Emerging           --         233        --            --       --      11,820
 Markets Account
 International SmallCap      643,639     112,141        --            --       --          --
 Account
 LargeCap Blend Account          952      36,458        --            --       --          --
 LargeCap Growth                  --          --        --            --       --          --
 Account
 LargeCap Growth Equity           --          --        --            --       --          --
 Account
 LargeCap Stock Index             --     897,771        --            --       --          --
 Account
 LargeCap Value Account        1,707      83,991        --            --       --          --
 Limited Term Bond                --         N/A        --           N/A       --         N/A
 Account
 MicroCap Account              1,677      17,224        --            --       --          --
 MidCap Account                   --   2,608,581        --     4,090,561       --          --
 MidCap Growth Account            --          --        --            --       --          --
 MidCap Growth Equity             --          --        --            --       --          --
 Account
 MidCap Value Account             --          --        --        42,844       --          --
 Money Market Account        809,252   2,596,166        --            --       --          --
 Real Estate Account              --   1,380,113    70,998        28,851       --          --
 SmallCap Account              9,017      30,007        --            --       --          --
 SmallCap Growth                  --          --        --            --       --          --
 Account
 SmallCap Value Account           --     265,382        --            --       --          --
 Utilities Account                --   1,217,175        --            --       --          --



For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS . As of December 31, 2002, the components of distributable earnings on a federal income tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Asset Allocation Account             $ 1,630,974              $    --
 Balanced Account                       3,313,348                   --
 Blue Chip Account                            764                   --
 Bond Account                          10,588,392                   --
 Capital Value Account                      7,676                   --
 Equity Growth Account                      4,705                   --
 Government Securities Account         13,035,126                   --
 Growth Account                           288,897                   --
 International Account                  1,360,705                   --
 International SmallCap Account           643,942                   --
 LargeCap Blend Account                     1,230                   --
 LargeCap Stock Index Account               7,568                   --
 LargeCap Value Account                     1,730                   --
 MicroCap Account                           2,695                   --
 MidCap Account                            14,018                   --
 Real Estate Account                        9,172               71,015
 SmallCap Account                           9,056                   --
 SmallCap Value Account                     6,529                   --
 Utilities Account                          9,415                   --


As of December 31, 2002, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Equity Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2002, the following Accounts had approximate net capital loss carryforwards as follows:

                                NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                 2007       2008        2009          2010
                               --------  ----------  -----------  -------------
 Asset Allocation Account      $     --  $       --  $   335,000   $ 7,050,000
 Balanced Account                    --          --    1,690,000    21,393,000
 Blue Chip Account               32,000     412,000      389,000       627,000
 Bond Account                   414,000   5,923,000      302,000     1,073,000
 Capital Value Account               --          --    4,666,000    25,090,000
 Equity Growth Account               --          --   45,845,000    45,623,000
 Government Securities               --          --           --       400,000
 Account
 Growth Account                      --          --   24,708,000    57,036,000
 International Account               --          --   26,626,000    26,015,000
 International Emerging              --       2,000    1,147,000       585,000
 Markets Account
 International SmallCap              --          --   11,229,000     4,512,000
 Account
 LargeCap Blend Account              --          --           --       227,000
 LargeCap Growth Account             --          --    1,001,000     2,044,000
 LargeCap Growth Equity              --      28,000    2,489,000     1,635,000
 Account
 LargeCap Stock Index Account        --     294,000    1,128,000     3,977,000
 LargeCap Value Account              --          --           --        14,000
 MicroCap Account               113,000          --      105,000     1,086,000
 MidCap Account                      --          --           --     6,145,000
 MidCap Growth Account               --          --    2,523,000     7,158,000
 MidCap Growth Equity Account        --       8,000    3,293,000     2,048,000
 MidCap Value Account                --          --           --       342,000
 SmallCap Account                    --          --    2,944,000    11,553,000
 SmallCap Growth Account             --          --   32,461,000    21,722,000
 SmallCap Value Account              --          --           --       268,000
 Utilities Account                   --          --    2,949,000     8,557,000

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



POST-OCTOBER LOSSES . Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2002, the Accounts had approximate post-October losses as follows:


                                         --------------
 Asset Allocation Account                  $  761,000
 Balanced Account                           2,510,000
 Blue Chip Account                            166,000
 Capital Value Account                      5,254,000
 Equity Growth Account                      6,893,000
 Government Securities Account                197,000
 Growth Account                             5,391,000
 International Account                      2,312,000
 International Emerging Markets Account         9,000
 International SmallCap Account             1,159,000
 LargeCap Blend Account                        99,000
 LargeCap Growth Account                      142,000
 LargeCap Growth Equity Account               130,000
 LargeCap Stock Index Account                 193,000
 MicroCap Account                             168,000
 MidCap Account                             1,969,000
 MidCap Growth Account                        477,000
 MidCap Value Account                         103,000
 SmallCap Account                             860,000
 SmallCap Value Account                       206,000
 Utilities Account                             26,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (62.01%)
ADVERTISING AGENCIES (0.00%)
                                                                                    $
 Interpublic Group                                                   100                  1,338
AEROSPACE & DEFENSE (0.16%)
 Boeing                                                            3,600                123,552
 Northrop Grumman                                                    100                  8,629
 Raytheon                                                            200                  6,568
                                                                                        138,749
AEROSPACE & DEFENSE EQUIPMENT (0.38%)
 General Dynamics                                                  1,900                137,750
 Lockheed Martin                                                     400                 19,028
 United Technologies                                               2,300                162,909
                                                                                        319,687
AIRLINES (0.11%)
 British Airways /1/                                               1,400                 35,840
 KLM                                                               5,955                 50,379
 Southwest Airlines                                                  200                  3,440
                                                                                         89,659
APPLICATIONS SOFTWARE (1.08%)
 Mercury Interactive /1/                                             400                 15,444
 Microsoft                                                        34,700                888,667
 Siebel Systems /1/                                                1,500                 14,310
                                                                                        918,421
ATHLETIC EQUIPMENT (0.10%)
 Amer Group                                                        5,500                 84,064
ATHLETIC FOOTWEAR (0.01%)
 Nike                                                                100                  5,349
AUDIO & VIDEO PRODUCTS (0.31%)
 Matsushita Electric Industrial                                   13,300                133,665
 Sony                                                              4,800                134,400
                                                                                        268,065
AUTO-CARS & LIGHT TRUCKS (0.86%)
 Fiat                                                              2,585                 18,560
 Ford Motor                                                          200                  2,198
 General Motors                                                      500                 18,000
 Honda Motor                                                       7,200                137,160
 Nissan Motor                                                      6,900                130,755
 Toyota Motor                                                      6,000                310,800
 Volkswagen                                                       14,000                117,681
                                                                                        735,154
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.23%)
 ArvinMeritor                                                      9,700                195,746
 Delphi Automotive Systems                                           100                    863
                                                                                        196,609
BEVERAGES-NON-ALCOHOLIC (1.23%)
 Coca-Cola                                                        12,725                590,567
 Coca-Cola Enterprises                                             1,600                 29,040
 Pepsi Bottling Group                                              1,100                 22,022
 Pepsico                                                           9,170                408,065
                                                                                      1,049,694
BREWERY (0.39%)
 Anheuser-Busch                                                    4,185                213,644
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BREWERY (CONTINUED)
                                                                                    $
 Kirin Brewery                                                    17,000                118,320
                                                                                        331,964
BROADCASTING SERVICES & PROGRAMMING (0.33%)
 Clear Channel Communications /1/                                  4,700                199,233
 Liberty Media /1/                                                 7,000                 80,920
                                                                                        280,153
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
 Masco                                                             7,400                176,490
 Matsushita Electric Works                                         1,400                 82,898
                                                                                        259,388
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.18%)
 Italcementi                                                      13,520                154,012
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Sekisui House                                                    14,800                112,163
CABLE TV (0.23%)
 Comcast /1/                                                       3,364                101,526
 Comcast /1/                                                       3,300                 95,139
                                                                                        196,665
CELLULAR TELECOMMUNICATIONS (0.51%)
 AT&T Wireless Services /1/                                       17,150                140,801
 Nextel Communications /1/                                         5,200                 94,016
 NTT DoCoMo                                                        9,100                200,018
                                                                                        434,835
CHEMICALS-DIVERSIFIED (0.70%)
 Akzo Nobel                                                        8,566                228,284
 Asahi Kasei                                                       2,600                 74,270
 Bayer                                                            10,735                247,442
 NOVA Chemicals                                                      696                 13,252
 PPG Industries                                                      600                 30,444
                                                                                        593,692
CHEMICALS-SPECIALTY (0.07%)
 Engelhard                                                         2,300                 56,971
 Syngenta                                                            623                  6,317
                                                                                         63,288
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                                 1,550                 34,255
COMMERCIAL BANKS (1.01%)
 Allied Irish Banks                                                8,700                260,217
 Amsouth Bancorp                                                     200                  4,368
 Banco Santander Central Hispano                                  23,400                206,388
 BB&T                                                                200                  6,860
 Regions Financial                                                   200                  6,756
 Shizuoka Bank                                                     1,400                 93,858
 SouthTrust                                                          200                  5,440
 Synovus Financial                                                   200                  4,300
 Westpac Banking                                                   4,900                267,932
                                                                                        856,119
COMMERCIAL SERVICE-FINANCE (0.02%)
 Concord EFS /1/                                                     100                  1,472
 H&R Block                                                           100                  4,325
 Moody's                                                             100                  5,271
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                                    $
 Paychex                                                             100                  2,931
                                                                                         13,999
COMMERCIAL SERVICES (0.07%)
 Weight Watchers International /1/                                 1,320                 60,047
COMPUTER SERVICES (0.00%)
 Electronic Data Systems                                             100                  2,145
COMPUTERS (0.76%)
 Apple Computer /1/                                                  100                  1,912
 Dell Computer /1/                                                 6,200                198,152
 Hewlett-Packard                                                  11,132                237,112
 International Business Machines                                   2,500                206,250
 Sun Microsystems /1/                                                600                  2,760
                                                                                        646,186
COMPUTERS-INTEGRATED SYSTEMS (0.06%)
 Fujitsu                                                           2,600                 53,267
COMPUTERS-MEMORY DEVICES (0.19%)
 EMC /1/                                                           4,000                 41,880
 TDK                                                               1,400                 68,740
 Veritas Software /1/                                              1,850                 53,039
                                                                                        163,659
CONSULTING SERVICES (0.13%)
 Accenture /1/                                                     6,100                110,349
CONSUMER PRODUCTS-MISCELLANEOUS (0.04%)
 Clorox                                                              900                 38,385
CONTAINERS-PAPER & PLASTIC (0.08%)
 Smurfit-Stone Container /1/                                       5,200                 67,756
COSMETICS & TOILETRIES (1.68%)
 Avon Products                                                       900                 55,980
 Colgate-Palmolive                                                 3,150                182,543
 Gillette                                                          5,700                181,602
 Kao                                                                 600                111,680
 Kimberly-Clark                                                    1,900                 99,066
 Procter & Gamble                                                  7,900                704,522
 Shiseido                                                         10,000                 97,189
                                                                                      1,432,582
CRUISE LINES (0.04%)
 Carnival                                                          1,014                 30,876
DATA PROCESSING & MANAGEMENT (0.17%)
 Automatic Data Processing                                         1,450                 49,097
 First Data                                                        2,400                 99,456
                                                                                        148,553
DIVERSIFIED FINANCIAL SERVICES (1.61%)
 Citigroup                                                        32,016              1,370,285
DIVERSIFIED MANUFACTURING OPERATIONS (1.90%)
 3M                                                                2,200                283,756
 Danaher                                                             100                  6,805
 General Electric                                                 22,300                639,564
 Honeywell International                                           5,900                158,415
 Illinois Tool Works                                                 200                 13,170
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                    $
 Tyco International                                               27,300                518,154
                                                                                      1,619,864
DIVERSIFIED OPERATIONS (0.04%)
 Keppel                                                            5,375                 29,912
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.01%)
 Cendant /1/                                                         300                  5,496
E-COMMERCE-SERVICES (0.21%)
 eBay /1/                                                            900                 93,762
 InterActiveCorp /1/                                               2,195                 86,856
                                                                                        180,618
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                                    200                 10,220
 Hitachi                                                           2,300                 97,290
 Molex                                                               200                  5,398
 Sanyo Electric                                                    3,600                 61,380
 Sharp                                                             6,000                 77,002
                                                                                        251,290
ELECTRIC-GENERATION (0.03%)
 AES /1/                                                           4,400                 27,940
ELECTRIC-INTEGRATED (2.19%)
 Ameren                                                              800                 35,280
 American Electric Power                                           3,000                 89,490
 Cinergy                                                           1,200                 44,148
 Consolidated Edison                                               1,000                 43,280
 Constellation Energy Group                                        1,400                 48,020
 Dominion Resources                                                2,300                147,821
 DTE Energy                                                        1,300                 50,232
 Duke Energy                                                       6,600                131,670
 Edison International /1/                                          2,500                 41,075
 Endesa                                                            5,600                 91,280
 Entergy                                                           1,600                 84,448
 EVN                                                              10,800                 92,370
 Exelon                                                            3,100                185,411
 FirstEnergy                                                       2,200                 84,590
 FPL Group                                                         1,400                 93,590
 International Power /1/                                           1,368                 29,084
 NiSource                                                          1,900                 36,100
 PG&E /1/                                                          2,900                 61,335
 Pinnacle West Capital                                               900                 33,705
 PPL                                                               1,200                 51,600
 Progress Energy                                                   1,700                 74,630
 Public Service Enterprise Group                                   1,700                 71,825
 Southern                                                          4,300                133,988
 TECO Energy                                                       1,600                 19,184
 TXU                                                               2,100                 47,145
 XCEL Energy                                                       3,100                 46,624
                                                                                      1,867,925
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.96%)
 Koninklijke Philips Electronics                                  28,974                553,693
 Kyocera                                                           1,300                 74,100
 NEC                                                              12,700                 64,008
 Omron                                                               600                101,687
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                    $
 Solectron /1/                                                     6,000                 22,440
                                                                                        815,928
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.65%)
 Altera /1/                                                        3,000                 49,200
 Broadcom /1/                                                      1,200                 29,892
 Intel                                                            17,150                356,446
 Micron Technology /1/                                               100                  1,163
 QLogic /1/                                                          100                  4,833
 Texas Instruments                                                 5,600                 98,560
 Xilinx /1/                                                          400                 10,124
                                                                                        550,218
ELECTRONIC FORMS (0.05%)
 Adobe Systems                                                     1,200                 38,484
ELECTRONIC MEASUREMENT INSTRUMENTS (0.05%)
 Advantest                                                         3,500                 39,200
 Agilent Technologies /1/                                            100                  1,955
                                                                                         41,155
ELECTRONIC SECURITY DEVICES (0.09%)
 Secom                                                             1,300                 76,219
ENTERPRISE SOFTWARE & SERVICE (0.44%)
 BMC Software /1/                                                 11,400                186,162
 Computer Associates International                                   100                  2,228
 Oracle /1/                                                       13,700                164,674
 Peoplesoft /1/                                                    1,300                 22,867
                                                                                        375,931
ENTERTAINMENT SOFTWARE (0.01%)
 Electronic Arts /1/                                                 100                  7,399
FIDUCIARY BANKS (0.63%)
 Bank of New York                                                  5,100                146,625
 Mellon Financial                                                 13,600                377,400
 Northern Trust                                                      100                  4,179
 State Street                                                        200                  7,880
                                                                                        536,084
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                                 300                 11,751
FINANCE-CREDIT CARD (0.54%)
 American Express                                                  3,900                163,059
 Capital One Financial                                               100                  4,918
 MBNA                                                             14,000                291,760
                                                                                        459,737
FINANCE-INVESTMENT BANKER & BROKER (1.18%)
 Daiwa Securities Group                                            1,200                 68,957
 Goldman Sachs Group                                               3,525                295,219
 Lehman Brothers Holdings                                          1,700                113,016
 Merrill Lynch                                                     8,200                382,776
 Nomura Holdings                                                  11,500                146,625
                                                                                      1,006,593
FINANCE-LEASING COMPANY (0.08%)
 ORIX                                                              2,300                 64,446
FINANCE-MORTGAGE LOAN/BANKER (0.52%)
 Federal Home Loan Mortgage                                        7,300                370,621
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                    $
 Federal National Mortgage Association                             1,100                 74,184
                                                                                        444,805
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                                100                  4,875
 MGIC Investment                                                     100                  4,664
                                                                                          9,539
FOOD-CONFECTIONERY (0.10%)
 Hershey Foods                                                       500                 34,830
 Wm. Wrigley Jr.                                                     900                 50,607
                                                                                         85,437
FOOD-FLOUR & GRAIN (0.04%)
 Archer-Daniels-Midland                                            2,500                 32,175
FOOD-MISCELLANEOUS/DIVERSIFIED (1.49%)
 Ajinomoto                                                         1,200                114,928
 Campbell Soup                                                     1,600                 39,200
 ConAgra Foods                                                     1,900                 44,840
 General Mills                                                     1,200                 56,892
 Groupe Danone                                                    21,528                597,402
 H.J. Heinz                                                        1,400                 46,172
 Kellogg                                                           1,400                 48,118
 Kraft Foods                                                       1,275                 41,502
 Nestle                                                            4,000                206,343
 Sara Lee                                                          2,600                 48,906
 Unilever                                                            400                 21,600
                                                                                      1,265,903
FOOD-RETAIL (0.12%)
 Albertson's                                                       1,400                 26,880
 Kroger /1/                                                        2,800                 46,704
 Safeway /1/                                                       1,600                 32,736
                                                                                        106,320
FOOD-WHOLESALE & DISTRIBUTION (0.08%)
 Sysco                                                             2,300                 69,092
GAS-DISTRIBUTION (0.12%)
 KeySpan                                                           1,500                 53,175
 Sempra Energy                                                     1,600                 45,648
                                                                                         98,823
HEALTH CARE COST CONTAINMENT (0.00%)
 McKesson                                                            100                  3,574
HOTELS & MOTELS (0.06%)
 InterContinental Hotels Group                                     7,566                 55,232
IMPORT & EXPORT (0.19%)
 Mitsubishi                                                        6,100                 84,636
 Mitsui                                                              800                 78,800
                                                                                        163,436
INDUSTRIAL GASES (0.07%)
 Air Products & Chemicals                                          1,400                 58,240
INSURANCE BROKERS (0.01%)
 Aon                                                                 100                  2,408
 Marsh & McLennan                                                    200                 10,214
                                                                                         12,622
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (0.09%)
                                                                                    $
 Charles Schwab                                                    7,600                 76,684
INTERNET SECURITY (0.21%)
 Check Point Software Technologies /1/                             7,100                138,805
 Symantec /1/                                                      1,000                 43,860
                                                                                        182,665
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.01%)
 Franklin Resources                                                  200                  7,814
LIFE & HEALTH INSURANCE (0.42%)
 Aflac                                                             3,500                107,625
 Jefferson-Pilot                                                     100                  4,146
 John Hancock Financial Services                                     100                  3,073
 Lincoln National                                                  6,900                245,847
 UnumProvident                                                       100                  1,341
                                                                                        362,032
LINEN SUPPLY & RELATED ITEMS (0.00%)
 Cintas                                                              100                  3,544
MACHINERY-CONSTRUCTION & MINING (0.22%)
 Caterpillar                                                       3,300                183,678
MACHINERY-FARM (0.01%)
 Deere                                                               100                  4,570
MACHINERY-GENERAL INDUSTRY (0.02%)
 Dover                                                               200                  5,992
 Ingersoll-Rand                                                      200                  9,464
                                                                                         15,456
MACHINERY-PUMPS (0.07%)
 Ebara                                                             1,800                 63,261
MEDICAL INSTRUMENTS (0.51%)
 Biomet                                                              100                  2,866
 Boston Scientific /1/                                             1,400                 85,540
 Guidant                                                             100                  4,439
 Medtronic                                                         5,400                259,038
 St. Jude Medical /1/                                              1,475                 84,812
                                                                                        436,695
MEDICAL PRODUCTS (1.41%)
 Amersham                                                          8,569                329,050
 Baxter International                                                300                  7,800
 Becton Dickinson                                                    100                  3,885
 Johnson & Johnson                                                16,450                850,465
 Stryker                                                             100                  6,937
                                                                                      1,198,137
MEDICAL-BIOMEDICAL/GENE (0.79%)
 Amgen /1/                                                         8,870                589,323
 Biogen /1/                                                          600                 22,800
 Chiron /1/                                                          700                 30,604
 Genzyme /1/                                                         800                 33,440
                                                                                        676,167
MEDICAL-DRUGS (6.10%)
 Abbott Laboratories                                               9,650                422,284
 Allergan                                                            600                 46,260
 Banyu Pharmaceutical                                              4,000                 83,348
 Bristol-Myers Squibb                                             11,850                321,728
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                    $
 Celgene /1/                                                         950                 28,880
 Eisai                                                             2,800                 57,597
 Eli Lilly                                                         6,300                434,511
 Forest Laboratories /1/                                           2,200                120,450
 GlaxoSmithKline                                                   2,503                101,472
 Medimmune /1/                                                       900                 32,733
 Merck                                                            13,000                787,150
 Novartis                                                          5,758                229,226
 Novo Nordisk                                                      8,000                277,360
 Pfizer                                                           49,279              1,682,878
 Schering-Plough                                                   5,800                107,880
 Wyeth                                                            10,075                458,916
                                                                                      5,192,673
MEDICAL-HMO (0.34%)
 Health Net /1/                                                    2,700                 88,965
 UnitedHealth Group                                                3,900                195,975
 Wellpoint Health Networks /1/                                       100                  8,430
                                                                                        293,370
MEDICAL-HOSPITALS (0.06%)
 HCA                                                                 500                 16,020
 Health Management Associates                                      1,900                 35,055
 Tenet Healthcare /1/                                                200                  2,330
                                                                                         53,405
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.14%)
 AmerisourceBergen                                                 1,400                 97,090
 Cardinal Health                                                     300                 19,290
                                                                                        116,380
METAL PROCESSORS & FABRICATION (0.53%)
 SKF                                                              15,370                448,650
MISCELLANEOUS INVESTING (0.01%)
 Equity Office Properties Trust                                      200                  5,402
 Equity Residential Properties Trust                                 100                  2,595
                                                                                          7,997
MONEY CENTER BANKS (2.68%)
 ABN AMRO Holding                                                 24,200                461,978
 Bank of America                                                   5,300                418,859
 Barclays                                                         22,284                666,737
 Commerzbank                                                       3,600                 50,435
 HSBC Holdings                                                     3,600                212,796
 JP Morgan Chase                                                   6,700                229,006
 Mitsubishi Tokyo Financial Group                                 53,800                246,404
                                                                                      2,286,215
MOTORCYCLE & MOTOR SCOOTER (0.01%)
 Harley-Davidson                                                     200                  7,972
MULTI-LINE INSURANCE (1.00%)
 Allstate                                                            300                 10,695
 American International Group                                      6,175                340,736
 Cigna                                                               100                  4,694
 Hartford Financial Services                                       9,400                473,384
 Loews                                                               100                  4,729
 MetLife                                                             300                  8,496
 Prudential Financial                                                200                  6,730
                                                                                        849,464
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.31%)
                                                                                    $
 AOL Time Warner /1/                                                 600                  9,654
 Gannett                                                             700                 53,767
 Viacom /1/                                                        3,970                173,330
 Walt Disney                                                       1,400                 27,650
                                                                                        264,401
NETWORKING PRODUCTS (0.50%)
 Cisco Systems /1/                                                19,800                330,462
 Emulex /1/                                                        1,600                 36,432
 Juniper Networks /1/                                              2,200                 27,214
 Lucent Technologies /1/                                          17,100                 34,713
                                                                                        428,821
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Waste Management                                                    200                  4,818
NON-HOTEL GAMBLING (0.13%)
 Hilton Group                                                     18,500                112,341
OFFICE AUTOMATION & EQUIPMENT (0.44%)
 Canon                                                             5,000                228,250
 OCE                                                               5,780                 58,956
 Pitney Bowes                                                        100                  3,841
 Ricoh                                                             1,000                 81,699
                                                                                        372,746
OFFICE SUPPLIES & FORMS (0.01%)
 Avery Dennison                                                      100                  5,020
OIL & GAS DRILLING (0.05%)
 Nabors Industries /1/                                               500                 19,775
 Transocean Sedco Forex /1/                                        1,000                 21,970
                                                                                         41,745
OIL COMPANY-EXPLORATION & PRODUCTION (0.19%)
 Anadarko Petroleum                                                  700                 31,129
 Apache                                                              500                 32,530
 Burlington Resources                                                600                 32,442
 Devon Energy                                                        700                 37,380
 EOG Resources                                                       400                 16,736
 Kerr-McGee                                                          300                 13,440
                                                                                        163,657
OIL COMPANY-INTEGRATED (2.44%)
 BP Amoco                                                          1,300                 54,626
 ChevronTexaco                                                     3,000                216,600
 ConocoPhillips                                                    1,900                104,120
 Exxon Mobil                                                      28,200              1,012,662
 Marathon Oil                                                      1,000                 26,350
 Occidental Petroleum                                              1,100                 36,905
 Royal Dutch Petroleum                                             2,000                 93,240
 TotalFinaElf                                                      6,710                508,618
 Unocal                                                              800                 22,952
                                                                                      2,076,073
OIL FIELD MACHINERY & EQUIPMENT (0.07%)
 Smith International /1/                                           1,710                 62,825
OIL-FIELD SERVICES (0.30%)
 Baker Hughes                                                      2,550                 85,603
 BJ Services /1/                                                   1,600                 59,776
 Halliburton                                                       1,200                 27,600
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                                    $
 Schlumberger                                                      1,700                 80,869
                                                                                        253,848
PAPER & RELATED PRODUCTS (0.10%)
 Weyerhaeuser                                                      1,500                 81,000
PHOTO EQUIPMENT & SUPPLIES (0.13%)
 Fuji Photo Film                                                   3,800                109,478
PIPELINES (0.15%)
 El Paso                                                           5,100                 41,208
 Kinder Morgan                                                     1,000                 54,650
 Williams                                                          4,500                 35,550
                                                                                        131,408
PRINTING-COMMERCIAL (0.22%)
 Dai Nippon Printing                                               6,000                126,920
 Toppan Printing                                                   1,800                 64,460
                                                                                        191,380
PROPERTY & CASUALTY INSURANCE (0.31%)
 ACE                                                                 200                  6,858
 Chubb                                                               100                  6,000
 Millea Holdings                                                   2,600                 99,944
 Progressive                                                         100                  7,310
 St. Paul                                                            100                  3,651
 Travelers Property Casualty                                       6,900                109,710
 Travelers Property Casualty                                       1,452                 22,898
 XL Capital                                                          100                  8,300
                                                                                        264,671
PUBLICLY TRADED INVESTMENT FUND (4.64%)
 iShares MSCI EAFE Index Fund                                     18,300              1,982,073
 iShares MSCI Emerging Markets Index Fund /1/                     16,100              1,930,390
 Standard & Poor's MidCap 400 Depository Receipts                    437                 38,334
                                                                                      3,950,797
PUBLISHING-NEWSPAPERS (0.01%)
 Tribune                                                             100                  4,830
REAL ESTATE MANAGEMENT & SERVICES (0.10%)
 Mitsubishi Estate                                                 1,300                 88,020
REGIONAL BANKS (1.83%)
 Bank One                                                            600                 22,308
 Comerica                                                          6,400                297,600
 Fifth Third Bancorp                                               2,200                126,148
 FleetBoston Financial                                               500                 14,855
 KeyCorp                                                             200                  5,054
 National City                                                       300                  9,813
 PNC Financial Services Group                                      9,300                453,933
 Suntrust Banks                                                      100                  5,934
 U.S. Bancorp                                                     16,300                399,350
 Wachovia                                                            600                 23,976
 Wells Fargo                                                       3,900                196,560
                                                                                      1,555,531
RETAIL-APPAREL & SHOE (0.09%)
 Abercrombie & Fitch /1/                                           2,000                 56,820
 Gap                                                                 100                  1,876
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                    $
 Limited                                                             950                 14,725
                                                                                         73,421
RETAIL-BEDDING (0.08%)
 Bed Bath & Beyond /1/                                             1,850                 71,798
RETAIL-BUILDING PRODUCTS (0.45%)
 Home Depot                                                        9,190                304,373
 Lowe's                                                            1,800                 77,310
                                                                                        381,683
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy /1/                                                      4,150                182,268
RETAIL-CONVENIENCE STORE (0.08%)
 7-Eleven                                                          2,600                 64,743
RETAIL-DISCOUNT (1.82%)
 Costco Wholesale /1/                                              4,375                160,125
 Dollar Tree Stores /1/                                            2,000                 63,460
 Target                                                            2,500                 94,600
 TJX                                                               2,400                 45,216
 Wal-Mart Stores                                                  22,100              1,186,107
                                                                                      1,549,508
RETAIL-DRUG STORE (0.24%)
 CVS                                                               1,700                 47,651
 Walgreen                                                          5,075                152,757
                                                                                        200,408
RETAIL-JEWELRY (0.03%)
 Tiffany                                                             750                 24,510
RETAIL-OFFICE SUPPLIES (0.00%)
 Staples /1/                                                         100                  1,835
RETAIL-PUBS (0.04%)
 Mitchells & Butlers                                               7,566                 31,172
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Federated Department Stores /1/                                   3,900                143,715
 Kohls /1/                                                         1,175                 60,371
                                                                                        204,086
RETAIL-RESTAURANTS (0.14%)
 McDonald's                                                        2,000                 44,120
 Yum! Brands /1/                                                   2,500                 73,900
                                                                                        118,020
RUBBER-TIRES (0.08%)
 Bridgestone                                                       2,500                 67,874
SATELLITE TELECOM (0.07%)
 EchoStar Communications /1/                                       1,800                 62,316
SAVINGS & LOANS-THRIFTS (0.03%)
 Charter One Financial                                               110                  3,430
 Golden West Financial                                               100                  8,001
 Washington Mutual                                                   400                 16,520
                                                                                         27,951
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Analog Devices /1/                                                2,100                 73,122
 Linear Technology                                                 2,700                 86,967
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                                    $
 Maxim Integrated Products                                         2,200                 75,218
                                                                                        235,307
SEMICONDUCTOR EQUIPMENT (0.25%)
 Applied Materials /1/                                            11,350                180,011
 Novellus Systems /1/                                              1,000                 36,621
                                                                                        216,632
TELECOMMUNICATION EQUIPMENT (0.41%)
 ADC Telecommunications /1/                                       11,500                 26,772
 Alcatel                                                           4,700                 42,065
 Nokia                                                             6,200                101,866
 Nortel Networks /1/                                              17,556                 47,401
 Qualcomm                                                          2,350                 84,013
 Tellabs /1/                                                       4,000                 26,280
 UTStarcom /1/                                                       700                 24,899
                                                                                        353,296
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.00%)
 JDS Uniphase /1/                                                    200                    702
TELECOMMUNICATION SERVICES (0.30%)
 BCE                                                              11,180                258,370
TELEPHONE-INTEGRATED (3.00%)
 ALLTEL                                                            1,700                 81,974
 AT&T                                                              3,900                 75,075
 BellSouth                                                         9,500                252,985
 CenturyTel                                                          900                 31,365
 Nippon Telegraph and Telephone                                    4,800                 95,040
 Olivetti /1/                                                    153,968                214,416
 Qwest Communications International                                8,600                 41,108
 SBC Communications                                               21,600                551,880
 Sprint                                                            4,700                 67,680
 Sprint PCS /1/                                                    5,300                 30,475
 Telefonica /1/                                                    8,960                309,747
 Verizon Communications                                           20,328                801,940
                                                                                      2,553,685
TELEVISION (0.09%)
 Univision Communications /1/                                      2,400                 72,960
TEXTILE-PRODUCTS (0.10%)
 Toray Industries                                                  3,500                 81,324
THERAPEUTICS (0.08%)
 Gilead Sciences /1/                                               1,200                 66,696
TOBACCO (0.75%)
 Altria Group                                                     13,525                614,576
 UST                                                                 700                 24,521
                                                                                        639,097
TOOLS-HAND HELD (0.16%)
 Stanley Works                                                     5,000                138,000
TOYS (0.06%)
 Nintendo                                                          5,400                 48,514
TRANSPORT-MARINE (0.18%)
 Nippon Yusen Kabushiki Kaisha                                     2,800                109,132
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                    $
 Peninsular & Orient Steam Navigation                              5,850                 45,370
                                                                                        154,502
TRANSPORT-RAIL (0.44%)
 Burlington Northern Santa Fe                                        200                  5,688
 CSX                                                                 200                  6,018
 Nagoya Railroad                                                   8,500                233,604
 Norfolk Southern                                                    200                  3,840
 Union Pacific                                                     2,100                121,842
                                                                                        370,992
TRANSPORT-SERVICES (0.04%)
 FedEx                                                               200                 12,406
 United Parcel Service                                               300                 19,110
                                                                                         31,516
WEB PORTALS (0.06%)
 Yahoo /1/                                                         1,500                 49,140
WIRE & CABLE PRODUCTS (0.15%)
 Sumitomo Electric Industries                                      1,700                124,164
WIRELESS EQUIPMENT (0.11%)
 Motorola                                                          9,600                 90,528
                                                    TOTAL COMMON STOCKS              52,810,857

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities                                         4,809                      -
                                                 TOTAL PREFERRED STOCKS                       -

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (16.65%)
AEROSPACE & DEFENSE (0.13%)
 Raytheon
                                                             $                      $
  6.75%; 08/15/07                                                 25,000                 28,298
 Systems 2001 Asset Trust /2/
  6.66%; 09/15/13                                                 74,821                 84,232
                                                                                        112,530
AEROSPACE & DEFENSE EQUIPMENT (0.12%)
 Goodrich
  7.63%; 12/15/12                                                 15,000                 17,110
 Lockheed Martin
  7.75%; 05/01/26                                                 25,000                 31,191
  8.50%; 12/01/29                                                 40,000                 54,368
                                                                                        102,669
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AGRICULTURAL OPERATIONS (0.03%)
 Monsanto
                                                             $                      $
  7.38%; 08/15/12                                                 25,000                 29,808
AIRLINES (0.16%)
 Continental Airlines
  6.65%; 09/15/17                                                104,578                100,871
 Southwest Airlines
  5.50%; 11/01/06                                                 35,000                 37,973
                                                                                        138,844
ASSET BACKED SECURITIES (0.90%)
 Connecticut RRB Special Purpose Trust
  5.36%; 03/30/07                                                200,000                207,816
 Peco Energy Transition Trust
  6.05%; 03/01/09                                                500,000                556,879
                                                                                        764,695
AUTO-CARS & LIGHT TRUCKS (0.32%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                                 50,000                 56,834
 Ford Motor
  7.45%; 07/16/31                                                205,000                187,793
 General Motors
  8.38%; 07/15/33                                                 30,000                 29,466
                                                                                        274,093
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
 ArvinMeritor
  6.63%; 06/15/07                                                 20,000                 20,750
  8.75%; 03/01/12                                                 40,000                 44,800
                                                                                         65,550
AUTOMOBILE SEQUENTIAL (1.57%)
 BMW Vehicle Owner Trust
  2.83%; 12/25/04                                                 67,301                 67,460
 Chase Manhattan Auto Owner Trust
  2.63%; 10/15/04                                                 17,770                 17,784
 DaimlerChrysler Auto Trust
  2.90%; 12/06/04                                                141,058                141,629
  6.11%; 11/08/04                                                 75,759                 76,298
 Ford Credit Auto Owner Trust
  1.62%; 08/15/05                                                150,000                150,285
  2.97%; 06/15/04                                                 51,142                 51,241
 Harley-Davidson Motorcycle Trust
  1.56%; 05/15/07                                                122,107                122,361
 Honda Auto Receivables Owner Trust
  1.46%; 09/19/05                                                150,000                150,204
  1.66%; 06/15/05                                                150,000                150,238
  2.91%; 09/15/04                                                130,259                130,625
  6.62%; 07/15/04                                                 15,117                 15,180
 Nissan Auto Receivables Owner Trust
  4.80%; 02/17/07                                                100,000                104,357
  6.72%; 08/16/04                                                  6,026                  6,040
 Whole Auto Loan Trust
  1.88%; 06/15/05                                                150,000                150,420
                                                                                      1,334,122
BROADCASTING SERVICES & PROGRAMMING (0.28%)
 Clear Channel Communications
  7.25%; 09/15/03                                                195,000                196,954
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
 Liberty Media
                                                             $                      $
  5.70%; 05/15/13                                                 40,000                 40,661
                                                                                        237,615
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.03%)
 Masco
  6.50%; 08/15/32                                                 20,000                 22,198
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 DR Horton
  6.88%; 05/01/13                                                 30,000                 31,575
 MDC Holdings
  7.00%; 12/01/12                                                 10,000                 11,067
 Pulte Homes
  6.38%; 05/15/33                                                 15,000                 15,129
  7.88%; 08/01/11                                                 20,000                 24,285
                                                                                         82,056
CABLE TV (0.18%)
 Comcast
  6.50%; 01/15/15                                                 70,000                 78,724
 Comcast Cable Communications
  8.38%; 05/01/07                                                 25,000                 29,501
 Cox Communications
  7.13%; 10/01/12                                                 35,000                 41,795
                                                                                        150,020
CASINO HOTELS (0.13%)
 Harrah's Operating
  8.00%; 02/01/11                                                 45,000                 54,248
 MGM Mirage
  8.50%; 09/15/10                                                 45,000                 52,875
                                                                                        107,123
CELLULAR TELECOMMUNICATIONS (0.06%)
 AT&T Wireless Services
  8.75%; 03/01/31                                                 40,000                 49,443
CHEMICALS-DIVERSIFIED (0.01%)
 FMC
  10.25%; 11/01/09                                                 5,000                  5,625
COMPUTER SERVICES (0.03%)
 Electronic Data Systems /2/
  6.00%; 08/01/13                                                 25,000                 24,372
CREDIT CARD ASSET BACKED SECURITIES (1.53%)
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                                350,000                384,800
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                                250,000                259,725
  6.90%; 10/17/07                                                200,000                222,501
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                200,000                221,478
 Nordstrom Private Label Credit Card Master Note Trust
  /2/
  4.82%; 04/15/10                                                200,000                214,308
                                                                                      1,302,812
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (0.23%)
 Citigroup
                                                             $                      $
  5.63%; 08/27/12                                                 50,000                 55,087
  6.00%; 02/21/12                                                 15,000                 17,063
 General Electric Capital
  6.75%; 03/15/32                                                 90,000                105,261
 Nisource Finance
  7.63%; 11/15/05                                                 20,000                 21,867
                                                                                        199,278
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Honeywell International
  5.13%; 11/01/06                                                155,000                169,195
DIVERSIFIED OPERATIONS (0.02%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                 20,000                 20,983
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Cendant
  7.13%; 03/15/15                                                 20,000                 23,188
  7.38%; 01/15/13                                                 35,000                 41,213
                                                                                         64,401
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  6.35%; 10/15/32                                                 25,000                 28,512
ELECTRIC-INTEGRATED (0.56%)
 Appalachian Power
  5.95%; 05/15/33                                                  5,000                  4,986
 Cincinnati Gas & Electric
  5.38%; 06/15/33                                                 15,000                 14,366
  5.40%; 06/15/33                                                 10,000                  9,613
  5.70%; 09/15/12                                                 20,000                 21,973
 Columbus Southern Power /2/
  6.60%; 03/01/33                                                 25,000                 27,749
 Constellation Energy Group
  7.60%; 04/01/32                                                 35,000                 42,071
 Consumers Energy /2/
  4.00%; 05/15/10                                                 15,000                 14,952
  5.38%; 04/15/13                                                 10,000                 10,499
 Exelon
  6.75%; 05/01/11                                                 20,000                 23,140
 Florida Power & Light
  4.85%; 02/01/13                                                 10,000                 10,570
 Niagara Mohawk Power
  7.38%; 07/01/03                                                166,341                166,341
 Ohio Edison /2/
  5.45%; 05/01/15                                                 10,000                 10,473
 Ohio Power /2/
  6.60%; 02/15/33                                                 15,000                 16,742
 PSEG Energy Holdings
  8.63%; 02/15/08                                                 35,000                 37,625
  9.13%; 02/10/04                                                 40,000                 41,200
 Wisconsin Electric Power
  5.63%; 05/15/33                                                 10,000                 10,336
 Wisconsin Energy
  6.20%; 04/01/33                                                 10,000                 10,837
                                                                                        473,473
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 Arrow Electronics
                                                             $                      $
  6.88%; 07/01/13                                                 25,000                 24,760
  6.88%; 06/01/18                                                 10,000                  9,678
                                                                                         34,438
FINANCE-AUTO LOANS (0.47%)
 Ford Motor Credit
  7.25%; 10/25/11                                                 35,000                 35,983
 General Motors Acceptance
  4.50%; 07/15/06                                                 20,000                 20,095
  8.00%; 11/01/31                                                145,000                142,269
 Toyota Motor Credit
  5.65%; 01/15/07                                                185,000                204,811
                                                                                        403,158
FINANCE-CONSUMER LOANS (0.36%)
 American General Finance
  5.88%; 07/14/06                                                180,000                198,616
 Household Finance
  6.75%; 05/15/11                                                 95,000                110,330
                                                                                        308,946
FINANCE-CREDIT CARD (0.08%)
 MBNA
  6.13%; 03/01/13                                                 65,000                 70,698
FINANCE-INVESTMENT BANKER & BROKER (0.13%)
 Goldman Sachs Group
  6.13%; 02/15/33                                                 25,000                 26,810
  6.88%; 01/15/11                                                 70,000                 82,596
                                                                                        109,406
FINANCE-LEASING COMPANY (0.10%)
 Boeing Capital
  5.80%; 01/15/13                                                 50,000                 54,037
  6.10%; 03/01/11                                                 25,000                 27,594
                                                                                         81,631
FINANCE-MORTGAGE LOAN/BANKER (0.12%)
 Countrywide Home Loans
  3.25%; 05/21/08                                                 55,000                 55,266
 Federal Home Loan Mortgage
  4.75%; 02/25/42                                                 43,254                 43,362
                                                                                         98,628
FINANCE-OTHER SERVICES (0.09%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                 30,000                 32,137
 Verizon Global Funding
  7.75%; 12/01/30                                                 35,000                 44,326
                                                                                         76,463
FOOD-MEAT PRODUCTS (0.05%)
 Smithfield Foods
  7.75%; 05/15/13 /2/                                              5,000                  5,363
  8.00%; 10/15/09                                                 37,000                 40,052
                                                                                         45,415
FOOD-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Kraft Foods
  6.25%; 06/01/12                                                 30,000                 33,935
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.17%)
 Albertson's
                                                             $                      $
  7.50%; 02/15/11                                                 40,000                 46,730
 Kroger
  7.50%; 04/01/31                                                 80,000                 94,883
                                                                                        141,613
GAS-DISTRIBUTION (0.07%)
 Ras Laffan Liquefied Natural Gas /2/
  8.29%; 03/15/14                                                 40,000                 46,200
 Sempra Energy
  6.00%; 02/01/13                                                 15,000                 16,538
                                                                                         62,738
HOTELS & MOTELS (0.29%)
 Hilton Hotels
  7.63%; 12/01/12                                                 50,000                 54,750
 Hyatt Equities /2/
  6.88%; 06/15/07                                                 35,000                 36,451
 Marriott International
  7.00%; 01/15/08                                                 90,000                102,877
 Starwood Hotels & Resorts Worldwide
  7.88%; 05/01/12                                                 50,000                 54,750
                                                                                        248,828
LIFE & HEALTH INSURANCE (0.25%)
 John Hancock Global Funding II /2/
  7.90%; 07/02/10                                                170,000                209,741
LIFE INSURANCE (0.07%)
 Hartford Life
  7.65%; 06/15/27                                                 50,000                 60,193
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
  7.20%; 06/15/12                                                 35,000                 38,305
MEDICAL-HMO (0.30%)
 Aetna
  7.88%; 03/01/11                                                 70,000                 85,070
 Health Net
  8.38%; 04/15/11                                                 55,000                 66,852
 UnitedHealth Group
  7.50%; 11/15/05                                                 90,000                101,822
                                                                                        253,744
MEDICAL-HOSPITALS (0.28%)
 HCA
  7.50%; 12/15/23                                                105,000                107,544
 Tenet Healthcare
  5.38%; 11/15/06                                                135,000                129,600
                                                                                        237,144
METAL-COPPER (0.03%)
 Phelps Dodge
  8.75%; 06/01/11                                                 20,000                 23,514
METAL-DIVERSIFIED (0.07%)
 Inco
  7.20%; 09/15/32                                                 20,000                 22,043
  7.75%; 05/15/12                                                 30,000                 35,541
                                                                                         57,584
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.19%)
 Boston Properties
                                                             $                      $
  6.25%; 01/15/13                                                 20,000                 21,901
 iStar Financial
  7.00%; 03/15/08                                                 15,000                 15,701
  8.75%; 08/15/08                                                 10,000                 10,900
 Simon Property Group
  6.35%; 08/28/12                                                 15,000                 16,620
  6.38%; 11/15/07                                                 60,000                 66,941
 Vornado Realty Trust
  5.63%; 06/15/07                                                 25,000                 26,825
                                                                                        158,888
MONEY CENTER BANKS (0.12%)
 JP Morgan Chase
  6.00%; 02/15/09                                                 90,000                101,412
MORTGAGE BACKED SECURITIES (0.31%)
 GMAC Commercial Mortgage Securities
  6.45%; 12/15/04                                                253,484                260,906
MULTI-LINE INSURANCE (0.16%)
 Anthem Insurance /2/
  9.00%; 04/01/27                                                 60,000                 80,572
 Cigna
  7.00%; 01/15/11                                                 25,000                 28,836
 Hartford Financial Services Group
  2.38%; 06/01/06                                                 25,000                 24,978
                                                                                        134,386
MULTIMEDIA (0.25%)
 AOL Time Warner
  6.75%; 04/15/11                                                 50,000                 56,927
  7.70%; 05/01/32                                                 20,000                 23,349
 Belo
  8.00%; 11/01/08                                                 20,000                 24,217
 News America Holdings
  8.88%; 04/26/23                                                 85,000                108,662
                                                                                        213,155
MUTUAL INSURANCE (0.14%)
 Nationwide Mutual Insurance /2/
  8.25%; 12/01/31                                                100,000                123,608
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Waste Management
  7.00%; 07/15/28                                                 30,000                 34,202
  7.38%; 08/01/10                                                 50,000                 59,996
                                                                                         94,198
OIL & GAS DRILLING (0.04%)
 Consolidated Natural Gas
  6.25%; 11/01/11                                                 30,000                 34,448
OIL COMPANY-EXPLORATION & PRODUCTION (0.12%)
 Devon Financing
  6.88%; 09/30/11                                                  5,000                  5,865
  7.88%; 09/30/31                                                 15,000                 19,047
 Kerr-McGee
  5.88%; 09/15/06                                                 10,000                 10,906
  6.88%; 09/15/11                                                 10,000                 11,591
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pemex Project Funding Master Trust
                                                             $                      $
  8.00%; 11/15/11                                                 20,000                 22,900
  8.63%; 02/01/22                                                 30,000                 34,275
                                                                                        104,584
OIL COMPANY-INTEGRATED (0.22%)
 Amerada Hess
  7.88%; 10/01/29                                                 40,000                 48,684
 Conoco
  6.95%; 04/15/29                                                 70,000                 84,221
 Marathon Oil
  6.80%; 03/15/32                                                 30,000                 33,937
 Petro-Canada
  5.35%; 07/15/33                                                 25,000                 23,897
                                                                                        190,739
OIL-FIELD SERVICES (0.02%)
 Key Energy Services
  6.38%; 05/01/13                                                 15,000                 15,225
PAPER & RELATED PRODUCTS (0.19%)
 International Paper
  5.30%; 04/01/15 /2/                                             30,000                 30,843
  5.85%; 10/30/12                                                 30,000                 32,697
 MeadWestvaco
  6.85%; 04/01/12                                                 20,000                 23,087
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                 20,000                 22,841
 Weyerhaeuser
  6.75%; 03/15/12                                                 45,000                 51,084
                                                                                        160,552
PHARMACY SERVICES (0.02%)
 Omnicare
  6.13%; 06/01/13                                                 15,000                 15,300
PIPELINES (0.06%)
 GulfTerra Energy Partners /2/
  6.25%; 06/01/10                                                 55,000                 54,862
REAL ESTATE OPERATOR & DEVELOPER (0.08%)
 EOP Operating
  7.25%; 06/15/28                                                 15,000                 16,780
  7.50%; 04/19/29                                                 45,000                 51,834
                                                                                         68,614
RETAIL-APPAREL & SHOE (0.03%)
 Gap
  10.55%; 12/15/08                                                20,000                 24,300
RETAIL-BUILDING PRODUCTS (0.07%)
 Lowe's
  8.25%; 06/01/10                                                 50,000                 62,932
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 May Department Stores
  5.95%; 11/01/08                                                 45,000                 49,475
  6.90%; 01/15/32                                                 25,000                 27,814
                                                                                         77,289
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.08%)
 Federated Department Stores
                                                             $                      $
  6.90%; 04/01/29                                                 20,000                 22,428
  8.50%; 06/01/10                                                 35,000                 43,753
                                                                                         66,181
SATELLITE TELECOM (0.04%)
 EchoStar DBS
  9.38%; 02/01/09                                                 35,000                 37,319
SAVINGS & LOANS-THRIFTS (0.04%)
 Washington Mutual
  5.50%; 01/15/13                                                 30,000                 32,704
SOVEREIGN (0.17%)
 Mexico Government
  8.00%; 09/24/22                                                 55,000                 61,600
  8.30%; 08/15/31                                                 45,000                 51,817
  8.38%; 01/14/11                                                 30,000                 35,940
                                                                                        149,357
SPECIAL PURPOSE ENTITY (3.64%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                                160,000                143,803
 Prudential Holdings /2/
  7.25%; 12/18/23                                                135,000                159,134
  8.70%; 12/18/23                                                125,000                158,186
 TRAINS /2/ /3/
  6.67%; 08/15/08                                                714,000                784,048
  8.67%; 05/15/13                                              1,724,286              1,855,763
                                                                                      3,100,934
TELEPHONE-INTEGRATED (0.33%)
 AT&T
  7.80%; 11/15/11                                                 50,000                 57,156
  8.50%; 11/15/31                                                  5,000                  5,669
 British Telecommunications
  8.88%; 12/15/30                                                 20,000                 27,291
 Deutsche Telekom
  8.75%; 06/15/30                                                 40,000                 50,964
 Sprint Capital
  6.00%; 01/15/07                                                 30,000                 32,240
 Verizon
  6.50%; 09/15/11                                                 95,000                110,232
                                                                                        283,552
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                                 25,000                 29,296
TOBACCO (0.01%)
 Altria Group
  7.75%; 01/15/27                                                  5,000                  5,359
TRANSPORT-RAIL (0.22%)
 Union Pacific
  5.84%; 05/25/04                                                185,000                191,433
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (0.04%)
 FedEx
                                                             $                      $
  7.25%; 02/15/11                                                 30,000                 35,455
                                                            TOTAL BONDS              14,182,527

                                                              Principal
      Type            Rate             Maturity                Amount                  Value
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.31%)
                                                             $                      $
FHLMC /4/             6.50%     07/01/33                       3,000,000              3,121,875
FHLMC /4/             7.50%     07/01/33                         225,000                239,133
FHLMC                10.00%     09/01/17                          57,896                 65,037
FHLMC                11.50%     10/01/15                          53,444                 61,059
FHLMC                12.00%     07/01/10 - 06/01/15              157,240                182,362
                                               TOTAL FHLMC CERTIFICATES               3,669,466

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (8.74%)
FNMA /4/              4.50%     07/01/18                         400,000                408,000
FNMA                  7.00%     07/01/29 - 08/01/32            3,195,654              3,366,350
FNMA                  7.50%     04/01/30 - 05/01/32            1,676,827              1,781,681
FNMA                  8.00%     02/01/12 - 04/01/32            1,293,547              1,390,123
FNMA                  8.50%     05/01/32                         397,061                427,390
FNMA                 10.00%     04/01/16                          60,971                 68,735
                                                TOTAL FNMA CERTIFICATES               7,442,279

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.74%)
GNMA I /4/            6.50%     07/01/33                         500,000                525,000
GNMA I               10.50%     04/15/14                          40,659                 46,893
GNMA I               12.00%     12/15/12                          49,856                 58,521
                                                TOTAL GNMA CERTIFICATES                 630,414

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (0.69%)
 U.S. Treasury
  5.50%; 08/15/28                                            $    75,000            $    84,366
  7.63%; 02/15/25                                                300,000                426,551
  8.13%; 08/15/21                                                 50,000                 73,114
                                                                                        584,031
                                                   TOTAL TREASURY BONDS                 584,031

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.58%)
FINANCE-MORTGAGE LOAN/BANKER (4.58%)
 Federal Home Loan Bank
                                                             $                      $
  0.88%; 07/23/03                                              1,300,000              1,299,285
  1.03%; 07/02/03                                              1,300,000              1,299,968
  1.18%; 07/07/03                                              1,300,000              1,299,753
                                                                                      3,899,006
                                                 TOTAL COMMERCIAL PAPER               3,899,006

                                                          Principal Amount
                                                                                       Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.27%)
 Lehman Brothers; 1.15%;  07/01/03 (collateralized by                               $
  FHLBC; $1,969,920; 08/11/08) /5/                           $ 1,931,293              1,931,293
                                            TOTAL REPURCHASE AGREEMENTS               1,931,293
                                                                                    -----------

                                   TOTAL PORTFOLIO INVESTMENTS (99.99%)              85,149,873
CASH AND RECEIVABLES, NET OF LIABILITIES (0.01%)                                          8,039
                                             TOTAL NET ASSETS (100.00%)             $85,157,912
                                                                                    -------------


See accompanying notes.



    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
23 DJ Euro Stoxx     Buy        $661,054      $641,020      $(20,034)
September, 2003
Futures

4 FTSE 100 Index     Buy         276,331       264,948       (11,383)
September, 2003
Futures

21 Hang Seng         Buy       1,299,299      1,290,460       (8,839)
Index
July, 2003
Futures

66 MSCI Sing IX      Buy       1,363,700      1,345,486      (18,214)
ETS
July, 2003
Futures

10 S&P EMini         Sell        488,491       486,650         1,841
September, 2003
Futures

6 S&P 500            Sell      1,490,102     1,459,950        30,152
September, 2003
Futures

12 Topix Index       Sell        872,545       902,936       (30,391)
September, 2003
Futures




/1 /Non-income producing security.
/2 /Restricted Security - The account held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $4,135,725 or 4.86% of net assets.
/3 /Variable rate.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.
/5 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (65.00%)
ADVERTISING SERVICES (0.05%)
                                                                                 $
 WPP Group                                                      1,481                  59,344
AEROSPACE & DEFENSE (0.05%)
 Herley Industries /1/                                          1,496                  25,402
 Veridian /1/                                                     864                  30,145
                                                                                       55,547
AEROSPACE & DEFENSE EQUIPMENT (0.57%)
 Lockheed Martin                                                5,989                 284,897
 Moog /1/                                                       2,329                  80,933
 United Defense Industries /1/                                  1,496                  38,806
 United Technologies                                            3,339                 236,501
                                                                                      641,137
AGRICULTURAL CHEMICALS (0.04%)
 Agrium                                                         3,601                  39,467
AIRLINES (0.03%)
 Mesa Air Group /1/                                             4,625                  37,000
APPAREL MANUFACTURERS (0.35%)
 Coach /1/                                                      7,150                 355,641
 Kellwood                                                          29                     917
 Russell                                                        2,174                  41,306
                                                                                      397,864
APPLIANCES (0.05%)
 Electrolux                                                     1,390                  55,239
APPLICATIONS SOFTWARE (1.45%)
 Citrix Systems /1/                                            13,100                 266,716
 Intuit /1/                                                     3,240                 144,277
 Microsoft                                                     42,230               1,081,511
 MRO Software /1/                                               3,048                  26,304
 Siebel Systems /1/                                            10,630                 101,410
                                                                                    1,620,218
AUDIO & VIDEO PRODUCTS (0.04%)
 Matsushita Electric Industrial                                 4,100                  41,205
AUTO-CARS & LIGHT TRUCKS (0.59%)
 Ford Motor                                                    28,270                 310,687
 Honda Motor                                                    4,197                  79,953
 Nissan Motor                                                  10,140                 192,153
 Peugeot                                                        1,670                  81,119
                                                                                      663,912
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.41%)
 Paccar                                                         6,840                 462,110
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.16%)
 American Axle & Manufacturing
  Holdings /1/                                                    990                  23,661
 Lear /1/                                                       2,750                 126,555
 Superior Industries International                                792                  33,026
                                                                                      183,242
BEVERAGES-NON-ALCOHOLIC (0.31%)
 Coca-Cola Enterprises                                         18,960                 344,124
BEVERAGES-WINE & SPIRITS (0.07%)
 Allied Domecq                                                  3,640                  82,592
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BREWERY (0.69%)
                                                                                 $
 Anheuser-Busch                                                15,062                 768,915
BROADCASTING SERVICES & PROGRAMMING (0.83%)
 Fox Entertainment Group /1/                                   14,581                 419,641
 Liberty Media /1/                                             44,089                 509,669
                                                                                      929,310
BUILDING PRODUCTS-WOOD (0.06%)
 Universal Forest Products                                      3,013                  63,092
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 Centex                                                         1,322                 102,839
 Dominion Homes /1/                                             1,731                  41,284
 Lennar                                                         5,740                 410,410
                                                                                      554,533
CABLE TV (0.42%)
 Comcast /1/                                                    4,010                 121,022
 Comcast /1/                                                   12,320                 355,185
                                                                                      476,207
CELLULAR TELECOMMUNICATIONS (0.77%)
 America Movil                                                  3,400                  63,750
 AT&T Wireless Services /1/                                    64,540                 529,873
 NTT DoCoMo                                                     2,550                  56,049
 Vodafone Group                                                10,909                 214,362
                                                                                      864,034
CHEMICALS-DIVERSIFIED (0.34%)
 E. I. Du Pont de Nemours                                       7,312                 304,472
 Georgia Gulf                                                   1,192                  23,601
 Hercules /1/                                                   5,460                  54,054
                                                                                      382,127
CHEMICALS-SPECIALTY (0.39%)
 Crompton                                                       6,831                  48,159
 Sigma-Aldrich                                                  7,140                 386,845
                                                                                      435,004
CIRCUIT BOARDS (0.03%)
 Benchmark Electronics /1/                                      1,280                  39,373
COAL (0.03%)
 Massey Energy                                                  2,154                  28,325
COMMERCIAL BANKS (1.82%)
 Allied Irish Banks                                             2,550                  76,270
 Banco Santander Central Hispano                                9,000                  79,380
 Bank of Hawaii                                                 2,830                  93,814
 Bank of Ireland                                                1,550                  75,175
 Bank of Nova Scotia                                            2,870                 132,824
 City Holding                                                   1,548                  45,310
 City National                                                  2,180                  97,141
 Columbia Banking Systems /1/                                   2,423                  43,396
 Community Bank System                                          1,279                  48,602
 First Tennessee National                                       9,260                 406,607
 Gold Banc                                                      6,005                  63,113
 Greater Bay Bancorp                                            1,225                  25,015
 IBERIABANK                                                       743                  36,258
 Independent Bank                                               1,329                  30,022
 Kookmin Bank                                                   1,201                  36,330
 Local Financial /1/                                            3,334                  48,143
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 MB Financial                                                   1,037                  41,521
 Pacific Capital Bancorp.                                         962                  33,718
 Popular                                                        6,246                 241,033
 South Financial Group                                            843                  19,667
 UnionBanCal                                                    7,190                 297,450
 Wintrust Financial                                             1,245                  36,852
 Yardville National Bancorp.                                    1,923                  37,499
                                                                                    2,045,140
COMMERCIAL SERVICE-FINANCE (0.60%)
 H&R Block                                                      1,498                  64,789
 Moody's                                                        4,155                 219,010
 Paychex                                                       13,340                 390,995
                                                                                      674,794
COMMUNICATIONS EQUIPMENT (0.06%)
 Siemens                                                        1,410                  68,879
COMMUNICATIONS SOFTWARE (0.04%)
 Inter-Tel                                                      2,093                  44,413
COMPUTER SERVICES (0.34%)
 CACI International /1/                                         1,297                  44,487
 Computer Sciences /1/                                          8,877                 338,391
                                                                                      382,878
COMPUTERS (1.31%)
 Dell Computer /1/                                             14,437                 461,406
 Hewlett-Packard                                               33,716                 718,151
 International Business Machines                                3,570                 294,525
                                                                                    1,474,082
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 MTS Systems                                                    2,351                  34,654
COMPUTERS-MEMORY DEVICES (0.66%)
 Advanced Digital Information /1/                               2,949                  29,460
 Hutchison Technology /1/                                       1,110                  36,508
 Overland Storage /1/                                           1,593                  32,402
 TDK                                                            1,580                  77,578
 Veritas Software /1/                                          19,520                 559,638
                                                                                      735,586
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
 Electronics for Imaging /1/                                    1,838                  37,293
 Synaptics                                                      3,555                  47,850
                                                                                       85,143
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 Fortune Brands                                                 2,070                 108,054
CONTAINERS-METAL & GLASS (0.31%)
 Ball                                                           6,420                 292,174
 Silgan Holdings /1/                                            1,616                  50,549
                                                                                      342,723
CONTAINERS-PAPER & PLASTIC (0.13%)
 Pactiv /1/                                                     7,460                 147,037
COSMETICS & TOILETRIES (1.50%)
 Alberto-Culver                                                 3,710                 189,581
 Alberto-Culver                                                   600                  29,868
 Colgate-Palmolive                                              5,910                 342,484
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                                 $
 Elizabeth Arden /1/                                            3,271                  43,079
 Procter & Gamble                                              12,099               1,078,989
                                                                                    1,684,001
DATA PROCESSING & MANAGEMENT (0.08%)
 Automatic Data Processing                                      1,860                  62,980
 FileNet /1/                                                    1,273                  22,965
                                                                                       85,945
DISPOSABLE MEDICAL PRODUCTS (0.15%)
 C.R. Bard                                                      2,319                 165,368
DISTRIBUTION-WHOLESALE (0.17%)
 Aviall /1/                                                     5,577                  63,411
 Fastenal                                                       3,060                 103,856
 Watsco                                                         1,389                  23,002
                                                                                      190,269
DIVERSIFIED FINANCIAL SERVICES (1.60%)
 Citigroup                                                     41,958               1,795,802
DIVERSIFIED MANUFACTURING OPERATIONS (1.67%)
 3M                                                             4,048                 522,111
 Barnes Group                                                   1,949                  42,410
 General Electric                                              34,423                 987,252
 Griffon /1/                                                    2,212                  35,392
 Illinois Tool Works                                            4,390                 289,081
                                                                                    1,876,246
DIVERSIFIED MINERALS (0.11%)
 Anglo American                                                 4,890                  75,110
 Cia Vale do Rio Doce /1/                                       1,530                  45,380
                                                                                      120,490
DIVERSIFIED OPERATIONS (0.23%)
 Brascan                                                        7,150                 175,604
 Tomkins                                                        2,600                  39,286
 Walter Industries                                              3,238                  38,047
                                                                                      252,937
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.28%)
 Rentokil Initial                                               2,300                  35,913
 Viad                                                           7,530                 168,597
 Vivendi Universal                                              5,910                 108,980
                                                                                      313,490
E-SERVICES-CONSULTING (0.04%)
 Websense /1/                                                   3,220                  50,425
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Ametek                                                         1,169                  42,844
ELECTRIC-INTEGRATED (2.12%)
 Black Hills                                                      976                  29,963
 CH Energy Group                                                  898                  40,410
 E.ON                                                           4,227                 216,634
 Edison International /1/                                      25,810                 424,058
 Endesa                                                         4,610                  75,143
 Entergy                                                       10,060                 530,967
 Exelon                                                         7,920                 473,695
 Korea Electric Power                                           5,700                  50,787
 PPL                                                           10,550                 453,650
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                 $
 Scottish Power                                                 3,424                  83,238
                                                                                    2,378,545
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.16%)
 Cubic                                                          1,640                  36,441
 Flextronics International /1/                                  5,391                  56,012
 Koninklijke Philips Electronics                                2,851                  54,483
 OSI Systems /1/                                                2,287                  36,729
                                                                                      183,665
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.74%)
 Infineon Technologies /1/                                      6,130                  58,787
 Intel                                                         18,020                 374,528
 International Rectifier /1/                                    1,442                  38,674
 Texas Instruments                                             17,032                 299,763
 Zoran /1/                                                      2,799                  53,769
                                                                                      825,521
ELECTRONICS-MILITARY (0.09%)
 L-3 Communications Holdings /1/                                2,240                  97,418
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.10%)
 EMCOR Group /1/                                                  876                  43,239
 URS /1/                                                        3,376                  65,697
                                                                                      108,936
ENGINES-INTERNAL COMBUSTION (0.06%)
 Briggs & Stratton                                              1,336                  67,468
ENTERPRISE SOFTWARE & SERVICE (0.57%)
 BEA Systems /1/                                               23,530                 255,536
 Computer Associates International                             14,200                 316,376
 Micromuse /1/                                                  3,943                  31,504
 Open Text /1/                                                  1,179                  33,307
                                                                                      636,723
ENTERTAINMENT SOFTWARE (0.04%)
 Take-Two Interactive Software /1/                              1,496                  42,397
FINANCE-INVESTMENT BANKER & BROKER (1.45%)
 Bear Stearns                                                   5,660                 409,897
 Goldman Sachs Group                                            5,080                 425,450
 Lehman Brothers Holdings                                       7,267                 483,110
 Morgan Stanley                                                 5,959                 254,748
 Nomura Holdings                                                3,700                  47,175
                                                                                    1,620,380
FINANCE-MORTGAGE LOAN/BANKER (0.37%)
 Federal National Mortgage Association                          6,150                 414,756
FINANCE-OTHER SERVICES (0.06%)
 Grupo Financiero BBVA Bancomer /1/                             3,700                  62,684
FINANCIAL GUARANTEE INSURANCE (0.24%)
 Ambac Financial Group                                          4,112                 272,420
FOOD-CONFECTIONERY (0.23%)
 Wm. Wrigley Jr.                                                4,640                 260,907
FOOD-DAIRY PRODUCTS (0.09%)
 Dean Foods /1/                                                 3,379                 106,439
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 American Italian Pasta /1/                                     1,069                  44,524
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                                 $
 McCormick                                                     10,130                 275,536
 Nestle                                                         1,898                  97,910
 Unilever                                                       2,886                 155,844
                                                                                      573,814
FOOD-RETAIL (0.29%)
 Whole Foods Market /1/                                         6,050                 287,556
 Wild Oats Markets /1/                                          3,105                  33,845
                                                                                      321,401
FOOD-WHOLESALE & DISTRIBUTION (0.52%)
 Fresh Del Monte Produce                                        2,643                  67,898
 Sysco                                                         17,320                 520,293
                                                                                      588,191
GAS-DISTRIBUTION (0.26%)
 AGL Resources                                                  2,832                  72,046
 New Jersey Resources                                           1,464                  51,972
 ONEOK                                                          2,661                  52,235
 Peoples Energy                                                 1,261                  54,084
 Southern Union /1/                                             3,708                  62,814
                                                                                      293,151
HEALTH CARE COST CONTAINMENT (0.22%)
 McKesson                                                       6,840                 244,462
HOME FURNISHINGS (0.04%)
 American Woodmark                                                872                  40,600
HOTELS & MOTELS (0.07%)
 Accor                                                          4,079                  73,774
HUMAN RESOURCES (0.04%)
 Adecco                                                         4,254                  44,454
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Identix /1/                                                    4,691                  29,788
IMPORT & EXPORT (0.11%)
 Mitsubishi                                                     8,650                 120,016
INSTRUMENTS-CONTROLS (0.02%)
 Watts Industries                                               1,421                  25,365
INTERNET FINANCIAL SERVICES (0.05%)
 IndyMac Bancorp                                                2,283                  58,034
INTERNET SECURITY (0.63%)
 CheckFree /1/                                                  7,821                 217,737
 Symantec /1/                                                  11,200                 491,232
                                                                                      708,969
LIFE & HEALTH INSURANCE (0.55%)
 John Hancock Financial Services                               15,676                 481,723
 Scottish Annuity & Life Holdings                               2,308                  46,645
 Stancorp Financial Group                                         780                  40,732
 UICI /1/                                                       3,045                  45,888
                                                                                      614,988
MACHINERY TOOLS & RELATED PRODUCTS (0.07%)
 Lincoln Electric Holdings                                      2,093                  42,718
 Regal Beloit                                                   2,148                  41,027
                                                                                       83,745
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.05%)
                                                                                 $
 Terex /1/                                                      2,650                  51,728
MACHINERY-GENERAL INDUSTRY (0.17%)
 Albany International                                           2,251                  61,677
 Robbins & Myers                                                2,458                  45,473
 Stewart & Stevenson Services                                   3,136                  49,392
 Tecumseh Products                                                748                  28,656
                                                                                      185,198
MACHINERY-MATERIAL HANDLING (0.03%)
 Nacco Industries                                                 630                  37,132
MEDICAL INSTRUMENTS (1.24%)
 Medtronic                                                     17,930                 860,102
 St. Jude Medical /1/                                           9,140                 525,550
                                                                                    1,385,652
MEDICAL PRODUCTS (1.46%)
 Becton Dickinson                                              10,870                 422,299
 Cooper                                                         1,496                  52,016
 Johnson & Johnson                                             21,570               1,115,169
 Wright Medical Group /1/                                       2,308                  43,852
                                                                                    1,633,336
MEDICAL STERILIZATION PRODUCT (0.18%)
 Steris /1/                                                     8,680                 200,421
MEDICAL-BIOMEDICAL/GENE (0.38%)
 Amgen /1/                                                      5,730                 380,701
 Cambrex                                                        2,065                  47,537
                                                                                      428,238
MEDICAL-DRUGS (2.93%)
 Aventis                                                        1,061                  58,037
 Forest Laboratories /1/                                       10,190                 557,903
 GlaxoSmithKline                                                3,182                 128,998
 King Pharmaceuticals /1/                                      13,974                 206,256
 Merck                                                          7,194                 435,597
 Novartis                                                       4,230                 168,396
 Novo Nordisk                                                   2,308                  80,018
 Pfizer                                                        44,429               1,517,250
 Schering                                                       1,440                  69,783
 Teva Pharmaceutical Industries                                 1,130                  64,331
                                                                                    3,286,569
MEDICAL-HMO (1.14%)
 Aetna                                                          8,210                 494,242
 Cobalt /1/                                                     2,458                  50,512
 UnitedHealth Group                                            14,560                 731,640
                                                                                    1,276,394
MEDICAL-HOSPITALS (0.05%)
 United Surgical Partners International /1/                     2,727                  61,603
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.06%)
 Select Medical /1/                                             2,866                  71,163
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.61%)
 Cardinal Health                                               10,550                 678,365
METAL PROCESSORS & FABRICATION (0.15%)
 CIRCOR International                                           2,037                  36,320
 Precision Castparts                                            1,549                  48,174
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (CONTINUED)
                                                                                 $
 Quanex                                                         1,678                  49,870
 SKF                                                            1,300                  37,947
                                                                                      172,311
METAL-DIVERSIFIED (0.09%)
 Rio Tinto                                                      1,020                  78,081
 WMC Resources                                                  2,300                  21,183
                                                                                       99,264
METAL-IRON (0.04%)
 Cleveland-Cliffs /1/                                           2,387                  42,608
MISCELLANEOUS INVESTING (0.85%)
 Alexandria Real Estate Equities                                  748                  33,660
 Capital Automotive                                             1,720                  48,143
 CBL & Associates Properties                                    1,409                  60,587
 Entertainment Properties Trust                                 1,751                  50,341
 First Industrial Realty Trust                                  1,181                  37,320
 Glimcher Realty Trust                                          1,389                  31,114
 Healthcare Realty Trust                                          962                  28,042
 Home Properties of New York                                    1,133                  39,927
 Keystone Property Trust                                        2,094                  38,760
 Mills                                                          1,069                  35,865
 Pan Pacific Retail Properties                                    783                  30,811
 Prentiss Properties Trust                                      1,517                  45,495
 Realty Income                                                    962                  36,633
 Simon Property Group                                           9,870                 385,226
 SL Green Realty                                                1,507                  52,579
                                                                                      954,503
MISCELLANEOUS MANUFACTURERS (0.05%)
 Applied Films /1/                                              2,041                  52,821
MONEY CENTER BANKS (1.83%)
 ABN AMRO Holding                                               5,851                 111,696
 Bank of America                                               14,365               1,135,266
 Barclays                                                       5,132                 153,549
 BNP Paribas                                                    9,000                 228,661
 Credit Suisse Group                                            2,700                  71,064
 HSBC Holdings                                                  2,170                 128,269
 JP Morgan Chase                                                4,300                 146,974
 UBS                                                            1,390                  77,006
                                                                                    2,052,485
MOTORCYCLE & MOTOR SCOOTER (0.41%)
 Harley-Davidson                                               11,650                 464,369
MULTI-LINE INSURANCE (1.95%)
 Allstate                                                      13,790                 491,613
 American International Group                                  11,870                 654,987
 Hartford Financial Services                                    2,250                 113,310
 ING Groep                                                      4,400                  77,132
 Old Republic International                                    11,851                 406,134
 Prudential Financial                                          11,038                 371,429
 Zurich Financial Services                                      5,900                  70,505
                                                                                    2,185,110
MULTIMEDIA (0.89%)
 AOL Time Warner /1/                                           12,239                 196,925
 Belo                                                           1,025                  22,919
 Media General                                                    534                  30,545
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                                 $
 News                                                           6,217                 188,189
 Viacom /1/                                                    12,832                 560,245
                                                                                      998,823
NETWORKING PRODUCTS (1.46%)
 Cisco Systems /1/                                             71,940               1,200,679
 Emulex /1/                                                    19,159                 436,250
                                                                                    1,636,929
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Waste Connections /1/                                          1,175                  41,184
OFFICE AUTOMATION & EQUIPMENT (0.41%)
 Canon                                                          5,395                 246,282
 Global Imaging Systems /1/                                     2,253                  52,179
 Xerox /1/                                                     15,188                 160,841
                                                                                      459,302
OIL COMPANY-EXPLORATION & PRODUCTION (0.89%)
 Anadarko Petroleum                                             2,250                 100,058
 Apache                                                         6,151                 400,184
 Burlington Resources                                           2,089                 112,952
 Canadian Natural Resources                                     2,200                  87,802
 Encore Acquisition /1/                                         2,062                  39,487
 Houston Exploration /1/                                        1,069                  37,094
 Nuevo Energy /1/                                               2,134                  37,238
 Swift Energy /1/                                               3,676                  40,436
 Talisman Energy                                                1,920                  88,032
 Westport Resources /1/                                         2,297                  52,257
                                                                                      995,540
OIL COMPANY-INTEGRATED (3.35%)
 BP Amoco                                                         800                  33,616
 ChevronTexaco                                                  3,526                 254,577
 ConocoPhillips                                                 5,670                 310,716
 ENI                                                            1,917                 145,769
 Exxon Mobil                                                   61,722               2,216,437
 Occidental Petroleum                                          15,601                 523,414
 Shell Transport & Trading                                      3,297                 131,385
 TotalFinaElf                                                   1,875                 142,125
                                                                                    3,758,039
OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Universal Compression Holdings /1/                             1,304                  27,201
OIL REFINING & MARKETING (0.15%)
 Premcor /1/                                                    1,052                  22,671
 Statoil                                                       16,400                 140,220
                                                                                      162,891
OIL-FIELD SERVICES (0.07%)
 Seacor Smit /1/                                                  673                  24,558
 Superior Energy Services /1/                                   3,905                  37,019
 Tetra Technologies /1/                                           748                  22,178
                                                                                       83,755
PAPER & RELATED PRODUCTS (0.09%)
 Boise Cascade                                                  1,113                  26,601
 Louisiana-Pacific /1/                                          2,755                  29,864
 UPM-Kymmene Oyj                                                2,828                  41,147
                                                                                       97,612
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (0.05%)
                                                                                 $
 Cima Labs /1/                                                  2,030                  54,587
PHOTO EQUIPMENT & SUPPLIES (0.14%)
 Eastman Kodak                                                  5,810                 158,904
PIPELINES (0.32%)
 Questar                                                        9,539                 319,270
 TransCanada                                                    2,350                  41,290
                                                                                      360,560
PROPERTY & CASUALTY INSURANCE (0.57%)
 Arch Capital Group /1/                                         1,745                  60,604
 Fidelity National Financial                                   11,571                 355,924
 Penn-America Group                                             5,952                  66,960
 PMA Capital                                                    5,058                  63,579
 ProAssurance /1/                                               1,802                  48,636
 Selective Insurance Group                                      1,678                  42,034
                                                                                      637,737
PUBLICLY TRADED INVESTMENT FUND (0.20%)
 iShares MSCI Japan Index Fund /1/                             15,000                 109,050
 iShares Russell 2000 Value Index Fund                            435                  55,941
 iShares S&P SmallCap 600 Value Index Fund                        678                  55,257
                                                                                      220,248
PUBLISHING-NEWSPAPERS (0.38%)
 Tribune                                                        8,773                 423,736
RADIO (0.03%)
 Radio One /1/                                                  1,816                  32,270
RECREATIONAL VEHICLES (0.03%)
 Thor Industries                                                  882                  36,003
REGIONAL BANKS (2.18%)
 Fifth Third Bancorp                                            6,890                 395,073
 National City                                                  8,545                 279,507
 U.S. Bancorp                                                  11,703                 286,723
 Wachovia                                                      16,620                 664,135
 Wells Fargo                                                   16,194                 816,178
                                                                                    2,441,616
REINSURANCE (0.13%)
 Converium Holding /1/                                          2,840                  66,456
 Platinum Underwriters Holdings                                 2,842                  77,132
                                                                                      143,588
RESPIRATORY PRODUCTS (0.04%)
 Respironics /1/                                                1,207                  45,287
RETAIL-APPAREL & SHOE (0.11%)
 AnnTaylor Stores /1/                                           1,816                  52,573
 Shoe Carnival /1/                                              1,987                  29,328
 Urban Outfitters /1/                                           1,314                  47,173
                                                                                      129,074
RETAIL-ARTS & CRAFTS (0.36%)
 Michaels Stores /1/                                           10,470                 398,488
RETAIL-AUTO PARTS (0.07%)
 CSK Auto /1/                                                   3,577                  51,688
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTO PARTS (CONTINUED)
                                                                                 $
 PEP Boys-Manny, Moe & Jack                                     1,663                  22,467
                                                                                       74,155
RETAIL-BEDDING (0.56%)
 Bed Bath & Beyond /1/                                         16,040                 622,512
RETAIL-COMPUTER EQUIPMENT (0.08%)
 Electronics Boutique Holdings /1/                              2,034                  47,006
 GameStop /1/                                                   3,349                  43,269
                                                                                       90,275
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Rex Stores /1/                                                 2,821                  34,162
RETAIL-DISCOUNT (0.74%)
 Wal-Mart Stores                                               15,520                 832,958
RETAIL-DRUG STORE (0.34%)
 CVS                                                           11,299                 316,711
 Walgreen                                                       2,230                  67,123
                                                                                      383,834
RETAIL-FABRIC STORE (0.04%)
 Jo-Ann Stores /1/                                              1,635                  41,366
RETAIL-HAIR SALONS (0.04%)
 Regis                                                          1,607                  46,683
RETAIL-JEWELRY (0.16%)
 Tiffany                                                        5,530                 180,720
RETAIL-LEISURE PRODUCTS (0.03%)
 West Marine /1/                                                2,137                  37,419
RETAIL-MAIL ORDER (0.03%)
 Brookstone /1/                                                 1,613                  32,663
RETAIL-MAJOR DEPARTMENT STORE (0.32%)
 J.C. Penney                                                   21,275                 358,484
RETAIL-MUSIC STORE (0.05%)
 Guitar Center /1/                                              1,839                  53,331
RETAIL-OFFICE SUPPLIES (0.04%)
 School Specialty /1/                                           1,410                  40,129
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Kohls /1/                                                      5,087                 261,370
RETAIL-RESTAURANTS (0.14%)
 Jack in the Box /1/                                            1,891                  42,169
 Landry's Seafood Restaurant                                    1,282                  30,255
 Rare Hospitality International /1/                             1,276                  41,700
 Ruby Tuesday                                                   1,881                  46,517
                                                                                      160,641
RETAIL-SPORTING GOODS (0.04%)
 Gart Sports /1/                                                1,554                  44,071
SATELLITE TELECOM (0.15%)
 PanAmSat /1/                                                   9,190                 169,372
SAVINGS & LOANS-THRIFTS (0.87%)
 Dime Community Bancshares                                      2,052                  52,223
 First Federal Capital                                          1,710                  33,944
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                 $
 Flagstar Bancorp.                                              3,282                  80,245
 Flushing Financial                                             1,923                  42,633
 Golden West Financial                                          1,270                 101,613
 Independence Community Bank                                    2,223                  62,733
 MAF Bancorp                                                      962                  35,661
 Washington Mutual                                             13,836                 571,427
                                                                                      980,479
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.86%)
 Genesis Microchip /1/                                          2,283                  30,912
 GlobespanVirata /1/                                            4,193                  34,592
 Linear Technology                                             17,740                 571,405
 Maxim Integrated Products                                      6,731                 230,133
 Taiwan Semiconductor Manufacturing /1/                         9,363                  94,379
                                                                                      961,421
SEMICONDUCTOR EQUIPMENT (0.27%)
 Applied Materials /1/                                         18,950                 300,547
STEEL-PRODUCERS (0.34%)
 POSCO                                                          4,630                 121,260
 Steel Dynamics /1/                                             2,679                  36,702
 United States Steel                                           13,880                 227,216
                                                                                      385,178
TELECOMMUNICATION EQUIPMENT (0.52%)
 Advanced Fibre Communication /1/                               2,291                  37,274
 Andrew /1/                                                    21,790                 200,468
 Comverse Technology /1/                                       12,704                 190,941
 Nokia                                                          5,232                  85,962
 Tekelec /1/                                                    2,703                  30,544
 Telefonaktiebolaget LM Ericsson                                3,560                  37,843
                                                                                      583,032
TELECOMMUNICATION SERVICES (0.13%)
 Amdocs /1/                                                     2,000                  48,000
 Cable & Wireless                                              18,358                 100,418
                                                                                      148,418
TELEPHONE-INTEGRATED (2.11%)
 ALLTEL                                                         2,250                 108,495
 AT&T                                                          14,270                 274,697
 BellSouth                                                     19,307                 514,145
 CenturyTel                                                     4,790                 166,932
 Deutsche Telekom                                               7,970                 121,144
 KT                                                             3,687                  72,671
 Nippon Telegraph and Telephone                                 1,970                  39,006
 Royal KPN /1/                                                  9,600                  68,448
 SBC Communications                                            12,619                 322,415
 Telefonica /1/                                                 1,550                  53,584
 Verizon Communications                                        15,698                 619,286
                                                                                    2,360,823
THERAPEUTICS (0.04%)
 CV Therapeutics /1/                                            1,432                  42,473
TOBACCO (0.61%)
 Altria Group                                                   9,727                 441,995
 British American Tobacco                                       3,570                  80,968
 Imperial Tobacco Group                                         2,900                 105,009
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                                 $
 Universal                                                      1,325                  56,047
                                                                                      684,019
TOOLS-HAND HELD (0.14%)
 Black & Decker                                                 3,530                 153,379
TRANSPORT-RAIL (0.60%)
 Burlington Northern Santa Fe                                   8,990                 255,675
 Union Pacific                                                  7,140                 414,263
                                                                                      669,938
TRANSPORT-SERVICES (0.48%)
 FedEx                                                          8,079                 501,140
 TPG                                                            2,150                  36,421
                                                                                      537,561
TRANSPORT-TRUCK (0.06%)
 Arkansas Best                                                  1,218                  28,976
 SCS Transportation /1/                                         3,243                  40,959
                                                                                       69,935
                                                 TOTAL COMMON STOCKS               72,848,124

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (20.66%)
AEROSPACE & DEFENSE (0.08%)
 Boeing
                                                           $                     $
  6.13%; 02/15/33                                              15,000                  15,663
 General Dynamics
  4.25%; 05/15/13                                              20,000                  20,095
 Raytheon
  5.38%; 04/01/13                                              45,000                  47,602
  5.50%; 11/15/12                                               5,000                   5,347
                                                                                       88,707
AEROSPACE & DEFENSE EQUIPMENT (0.07%)
 Lockheed Martin
  7.65%; 05/01/16                                              40,000                  50,902
 United Technologies
  6.10%; 05/15/12                                              25,000                  28,822
                                                                                       79,724
AGRICULTURAL OPERATIONS (0.06%)
 Bunge Limited Finance /2/
  5.88%; 05/15/13                                              30,000                  30,949
 Monsanto
  4.00%; 05/15/08                                              40,000                  41,121
                                                                                       72,070
AIRLINES (0.23%)
 Northwest Airlines
  7.58%; 03/01/19                                              67,336                  68,410
 Southwest Airlines
  5.10%; 05/01/06                                             182,426                 194,472
                                                                                      262,882
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (0.19%)
 Chase Funding Mortgage Loan
                                                           $                     $
  3.07%; 07/25/17                                             110,000                 111,094
  4.41%; 02/25/17                                             100,000                 102,009
                                                                                      213,103
AUTO-CARS & LIGHT TRUCKS (0.18%)
 DaimlerChrysler Holding
  4.75%; 01/15/08                                              15,000                  15,387
  7.30%; 01/15/12                                              45,000                  50,751
 Ford Motor
  7.45%; 07/16/31                                             100,000                  91,606
 General Motors
  8.25%; 07/15/23                                              45,000                  44,780
                                                                                      202,524
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Navistar International
  9.38%; 06/01/06                                              60,000                  65,250
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
 Delphi
  6.50%; 05/01/09                                              20,000                  21,555
 Lear
  7.96%; 05/15/05                                              55,000                  58,575
                                                                                       80,130
AUTOMOBILE SEQUENTIAL (0.43%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                             250,000                 259,697
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                             220,000                 223,422
                                                                                      483,119
BEVERAGES-NON-ALCOHOLIC (0.10%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                              25,000                  26,606
  5.25%; 05/15/07                                              35,000                  38,189
 PepsiAmericas
  3.88%; 09/12/07                                              45,000                  46,545
                                                                                      111,340
BREWERY (0.11%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                             50,000                  55,500
 Coors Brewing
  6.38%; 05/15/12                                              60,000                  68,856
                                                                                      124,356
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 Grupo Televisa
  8.50%; 03/11/32                                              25,000                  27,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 CRH America
  6.95%; 03/15/12                                              39,000                  45,507
 Masco
  6.00%; 05/03/04                                             125,000                 129,392
                                                                                      174,899
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 York International
                                                           $                     $
  6.63%; 08/15/06                                              75,000                  81,005
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.22%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                             250,000                 250,000
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 DR Horton
  8.50%; 04/15/12                                              60,000                  67,500
 KB Home
  7.75%; 02/01/10                                              55,000                  59,469
 NVR
  5.00%; 06/15/10                                              30,000                  30,075
                                                                                      157,044
CABLE & OTHER PAY TV SERVICES (0.08%)
 AT&T Broadband
  8.38%; 03/15/13                                              72,000                  90,173
CABLE TV (0.28%)
 British Sky Broadcasting
  8.20%; 07/15/09                                              50,000                  59,250
 Comcast
  5.30%; 01/15/14                                               5,000                   5,142
  5.50%; 03/15/11                                              40,000                  42,764
  5.85%; 01/15/10                                              10,000                  11,003
 Comcast Cable Communications
  6.75%; 01/30/11                                              30,000                  34,436
 Cox Communications
  4.63%; 06/01/13                                              25,000                  25,048
  6.75%; 03/15/11                                              75,000                  87,481
 Rogers Cable /2/
  6.25%; 06/15/13                                              50,000                  49,875
                                                                                      314,999
CASINO HOTELS (0.24%)
 Boyd Gaming
  9.25%; 08/01/09                                              60,000                  66,600
 Mandalay Resort Group
  6.45%; 02/01/06                                              30,000                  31,050
  9.25%; 12/01/05                                              60,000                  62,812
 Mirage Resorts
  6.75%; 02/01/08                                              55,000                  58,438
 Park Place Entertainment
  8.50%; 11/15/06                                              45,000                  49,725
                                                                                      268,625
CASINO SERVICES (0.05%)
 International Game Technology
  8.38%; 05/15/09                                              45,000                  55,206
CELLULAR TELECOMMUNICATIONS (0.17%)
 AT&T Wireless Services
  7.88%; 03/01/11                                              60,000                  70,861
 Telus
  7.50%; 06/01/07                                              45,000                  50,175
 Verizon Wireless Capital
  5.38%; 12/15/06                                              60,000                  65,901
                                                                                      186,937
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.10%)
 Chevron Phillips Chemical
                                                           $                     $
  7.00%; 03/15/11                                              65,000                  75,668
 Dow Chemical
  5.00%; 11/15/07                                               5,000                   5,330
  5.75%; 11/15/09                                              25,000                  27,341
                                                                                      108,339
COAL (0.04%)
 Peabody Energy /2/
  6.88%; 03/15/13                                              45,000                  47,137
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                              30,000                  32,620
COMMERCIAL BANKS (0.06%)
 Union Planters Bank
  5.13%; 06/15/07                                              60,000                  64,623
COMMERCIAL SERVICE-FINANCE (0.02%)
 Deluxe
  5.00%; 12/15/12                                              25,000                  25,414
COMPUTER SERVICES (0.04%)
 Unisys
  8.13%; 06/01/06                                              45,000                  48,150
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                              20,000                  21,970
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 American Greetings
  6.10%; 08/01/28                                              60,000                  61,200
CONTAINERS-PAPER & PLASTIC (0.03%)
 Norampac /2/
  6.75%; 06/01/13                                              30,000                  31,500
CREDIT CARD ASSET BACKED SECURITIES (1.35%)
 Discover Card Master Trust I
  5.60%; 05/16/06                                           1,000,000               1,016,883
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                             450,000                 498,324
                                                                                    1,515,207
CRUISE LINES (0.02%)
 Royal Caribbean Cruises
  8.00%; 05/15/10                                              25,000                  26,000
DIVERSIFIED FINANCIAL SERVICES (0.36%)
 Citigroup
  3.50%; 02/01/08                                              40,000                  41,144
  5.88%; 02/22/33                                              20,000                  21,028
  6.00%; 02/21/12                                              35,000                  39,815
  6.63%; 06/15/32                                              60,000                  69,333
 General Electric Capital
  6.75%; 03/15/32                                             120,000                 140,348
 John Deere Capital
  3.13%; 12/15/05                                              50,000                  51,444
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 John Deere Capital (continued)
                                                           $                     $
  7.00%; 03/15/12                                              35,000                  41,552
                                                                                      404,664
DIVERSIFIED MANUFACTURING OPERATIONS (0.08%)
 Bombardier /2/
  6.75%; 05/01/12                                              30,000                  30,750
 General Electric
  5.00%; 02/01/13                                              10,000                  10,563
 SPX
  6.25%; 06/15/11                                              45,000                  45,900
                                                                                       87,213
DIVERSIFIED MINERALS (0.05%)
 BHP Billiton Finance
  4.80%; 04/15/13                                              50,000                  52,132
DIVERSIFIED OPERATIONS (0.12%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                              60,000                  62,948
 Rio Tinto Finance
  5.75%; 07/03/06                                              60,000                  65,794
                                                                                      128,742
ELECTRIC PRODUCTS-MISCELLANEOUS (0.02%)
 Emerson Electric
  4.63%; 10/15/12                                              10,000                  10,449
  6.00%; 08/15/32                                              10,000                  11,000
                                                                                       21,449
ELECTRIC-DISTRIBUTION (0.03%)
 Entergy Gulf States /2/
  3.60%; 06/01/08                                              30,000                  29,819
ELECTRIC-INTEGRATED (1.26%)
 Alabama Power
  5.60%; 03/15/33                                              20,000                  20,587
 Appalachian Power
  5.95%; 05/15/33                                              15,000                  14,959
 Arizona Public Service
  6.50%; 03/01/12                                              25,000                  28,584
 CenterPoint Energy Houston Electric /2/
  5.70%; 03/15/13                                              25,000                  27,110
  5.88%; 06/01/08                                              30,000                  30,194
 CenterPoint Energy Resources /2/
  7.88%; 04/01/13                                              45,000                  51,761
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                              20,000                  19,227
 Consumers Energy
  4.25%; 04/15/08 /2/                                          10,000                  10,341
  6.00%; 03/15/05                                              40,000                  42,479
 Dominion Resources
  4.13%; 02/15/08                                              15,000                  15,700
  6.75%; 12/15/32                                              25,000                  27,962
 DTE Energy
  7.05%; 06/01/11                                              25,000                  29,239
 Duke Energy
  4.50%; 04/01/10                                              35,000                  36,594
 Exelon
  6.75%; 05/01/11                                              35,000                  40,495
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 FPL Group Capital                                         $                     $
  3.25%; 04/11/06                                              25,000                  25,654
 GPU
  7.70%; 12/01/05                                             120,000                 133,950
 Indianapolis Power & Light
  7.38%; 08/01/07                                              40,000                  41,718
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                              60,000                  71,022
 Niagara Mohawk Power
  5.38%; 10/01/04                                              50,000                  52,236
 Northeast Utilities
  3.30%; 06/01/08                                              25,000                  24,804
 Oncor Electric Delivery
  6.38%; 05/01/12                                              50,000                  57,077
 Pepco Holdings
  3.75%; 02/15/06                                              95,000                  98,225
  4.00%; 05/15/10                                              10,000                   9,995
 PG&E National Energy Group
  10.38%; 05/16/11                                             25,000                  13,500
 Power Contract Financing /2/
  5.20%; 02/01/06                                              30,000                  30,184
 Progress Energy
  6.55%; 03/01/04                                             225,000                 232,120
 Puget Energy
  3.36%; 06/01/08                                              30,000                  29,996
 South Carolina Electric & Gas
  5.30%; 05/15/33                                              30,000                  29,743
 Southern California Edison /2/
  8.00%; 02/15/07                                              45,000                  49,331
 Southwestern Electric Power
  4.50%; 07/01/05                                              60,000                  62,307
 TXU Energy /2/
  6.13%; 03/15/08                                              25,000                  26,806
 Wisconsin Electric Power
  5.63%; 05/15/33                                              30,000                  31,009
                                                                                    1,414,909
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  9.88%; 07/01/10                                              50,000                  54,750
ELECTRONIC CONNECTORS (0.04%)
 Thomas & Betts
  8.25%; 01/15/04                                              45,000                  46,350
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                              70,000                  72,170
FINANCE-AUTO LOANS (0.35%)
 Ford Motor Credit
  6.50%; 01/25/07                                              20,000                  21,043
  6.88%; 02/01/06                                             175,000                 185,605
 General Motors Acceptance
  5.13%; 05/09/08                                              35,000                  34,586
  6.88%; 09/15/11                                              45,000                  45,150
  7.00%; 02/01/12                                              15,000                  15,092
  8.00%; 11/01/31                                              55,000                  53,964
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Toyota Motor Credit
                                                           $                     $
  2.80%; 01/18/06                                              40,000                  41,017
                                                                                      396,457
FINANCE-COMMERCIAL (0.02%)
 CIT Group
  7.75%; 04/02/12                                              15,000                  17,885
FINANCE-CONSUMER LOANS (0.23%)
 American General Finance
  5.38%; 09/01/09                                              40,000                  43,706
  5.88%; 07/14/06                                              25,000                  27,586
 Household Finance
  5.75%; 01/30/07                                             125,000                 137,955
  7.63%; 05/17/32                                              35,000                  44,365
                                                                                      253,612
FINANCE-INVESTMENT BANKER & BROKER (1.11%)
 Banque Paribas
  6.88%; 03/01/09                                              50,000                  58,947
 Bear Stearns
  3.00%; 03/30/06                                              55,000                  56,422
  4.00%; 01/31/08                                              20,000                  20,921
 Goldman Sachs Group
  1.40%; 10/02/03 /3/ /4/                                     400,000                 400,000
  4.13%; 01/15/08                                              45,000                  47,288
  6.60%; 01/15/12                                             140,000                 162,677
 Lehman Brothers Holdings
  2.02%; 07/15/03 /3/                                         306,084                 306,084
  6.63%; 01/18/12                                              75,000                  87,928
 Morgan Stanley
  4.25%; 05/15/10                                              25,000                  25,732
  5.30%; 03/01/13                                              30,000                  31,885
  6.75%; 04/15/11                                              35,000                  40,939
                                                                                    1,238,823
FINANCE-LEASING COMPANY (0.03%)
 Boeing Capital
  6.50%; 02/15/12                                              30,000                  33,832
FINANCE-MORTGAGE LOAN/BANKER (2.32%)
 Countrywide Home Loan
  5.25%; 06/15/04                                             175,000                 181,434
  5.50%; 02/01/07                                              15,000                  16,422
 Federal Home Loan Bank System
  3.88%; 06/14/13                                             100,000                 100,307
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                             275,000                 281,231
  4.75%; 10/11/12                                             100,000                 103,253
  4.75%; 05/06/13                                              90,000                  93,350
  6.75%; 03/15/31                                             317,000                 394,666
 Federal National Mortgage Association
  2.38%; 03/17/06                                              90,000                  90,828
  2.88%; 05/19/08                                              50,000                  50,198
  3.32%; 06/25/30                                             110,000                 109,773
  3.70%; 11/01/07                                             275,000                 284,571
  3.75%; 07/29/05                                             225,000                 231,419
  4.32%; 07/26/07                                             110,000                 115,307
  4.75%; 02/21/13                                             100,000                 103,260
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association (continued)         $                     $
  5.25%; 08/01/12                                             185,000                 199,935
  7.25%; 01/15/10                                             115,000                 142,635
  7.25%; 05/15/30                                              75,000                  98,844
                                                                                    2,597,433
FINANCE-OTHER SERVICES (0.14%)
 Verizon Global Funding
  7.75%; 12/01/30                                             120,000                 151,977
FOOD-DAIRY PRODUCTS (0.05%)
 Dean Foods
  6.63%; 05/15/09                                              45,000                  46,800
  8.15%; 08/01/07                                              10,000                  11,100
                                                                                       57,900
FOOD-FLOUR & GRAIN (0.03%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                              30,000                  32,021
FOOD-MISCELLANEOUS/DIVERSIFIED (0.20%)
 Corn Products International
  8.45%; 08/15/09                                              45,000                  51,300
 General Mills
  6.00%; 02/15/12                                              40,000                  45,158
 Kellogg
  6.60%; 04/01/11                                              30,000                  35,182
 Kraft Foods
  4.63%; 11/01/06                                              35,000                  37,173
  6.25%; 06/01/12                                              45,000                  50,903
                                                                                      219,716
FOOD-RETAIL (0.13%)
 Delhaize America
  7.38%; 04/15/06                                              55,000                  57,750
 Kroger
  6.20%; 06/15/12                                              30,000                  33,141
 Safeway
  5.80%; 08/15/12                                              55,000                  58,977
                                                                                      149,868
FORESTRY (0.01%)
 Tembec Industries
  8.63%; 06/30/09                                              15,000                  14,813
GAS-DISTRIBUTION (0.03%)
 KeySpan
  7.63%; 11/15/10                                              25,000                  30,678
GOLD MINING (0.03%)
 Normandy Yandal Operations
  8.88%; 04/01/08                                              45,000                  22,500
 Placer Dome /2/
  6.38%; 03/01/33                                               5,000                   5,246
                                                                                       27,746
HOME DECORATION PRODUCTS (0.03%)
 Newell Rubbermaid
  4.00%; 05/01/10                                              15,000                  15,285
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME DECORATION PRODUCTS (CONTINUED)
 Newell Rubbermaid (continued)                            $                     $
  4.63%; 12/15/09                                              15,000                  15,894
                                                                                       31,179
HOME EQUITY-SEQUENTIAL (0.19%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                             110,000                 112,693
 Residential Asset Securities
  4.59%; 10/25/26                                              95,000                  99,052
                                                                                      211,745
INDUSTRIAL GASES (0.07%)
 Praxair
  4.75%; 07/15/07                                              60,000                  63,911
  6.50%; 03/01/08                                              15,000                  17,392
                                                                                       81,303
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
  4.88%; 02/15/13                                              25,000                  25,917
INSTRUMENTS-SCIENTIFIC (0.02%)
 PerkinElmer /2/
  8.88%; 01/15/13                                              25,000                  27,125
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13                                              15,000                  15,246
  5.90%; 01/15/07                                              20,000                  21,826
                                                                                       37,072
LIFE & HEALTH INSURANCE (0.08%)
 Lincoln National
  5.25%; 06/15/07                                              30,000                  32,222
 Nationwide Financial Services
  5.63%; 02/13/15                                              10,000                  10,865
 Protective Life
  4.30%; 06/01/13                                              50,000                  49,466
                                                                                       92,553
MACHINERY-CONSTRUCTION & MINING (0.05%)
 Case
  6.25%; 12/01/03                                              60,000                  60,450
MEDICAL INSTRUMENTS (0.04%)
 Apogent Technologies /2/
  6.50%; 05/15/13                                              45,000                  46,462
MEDICAL-DRUGS (0.11%)
 Eli Lilly
  5.50%; 07/15/06                                              75,000                  82,818
 Wyeth
  5.25%; 03/15/13                                              40,000                  42,268
                                                                                      125,086
MEDICAL-HMO (0.08%)
 Anthem
  4.88%; 08/01/05                                              50,000                  52,792
 UnitedHealth Group
  4.88%; 04/01/13                                              35,000                  36,643
                                                                                       89,435
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (0.09%)
 HCA                                                       $                     $
  6.95%; 05/01/12                                              60,000                  63,940
 Tenet Healthcare
  6.50%; 06/01/12                                              45,000                  41,738
                                                                                      105,678
METAL PROCESSORS & FABRICATION (0.05%)
 Timken
  5.75%; 02/15/10                                              50,000                  52,640
METAL-DIVERSIFIED (0.09%)
 Falconbridge
  5.38%; 06/01/15                                              15,000                  14,357
  7.35%; 06/05/12                                              15,000                  16,901
 Noranda
  7.25%; 07/15/12                                              60,000                  63,964
                                                                                       95,222
MISCELLANEOUS INVESTING (0.16%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                              20,000                  19,608
  5.00%; 08/15/07                                              25,000                  26,582
 Camden Property Trust
  5.88%; 06/01/07                                              10,000                  10,874
  5.88%; 11/30/12                                              10,000                  10,885
 Duke Realty
  4.63%; 05/15/13                                              45,000                  44,853
 Prologis
  5.50%; 03/01/13                                              25,000                  26,683
 United Dominion Realty Trust
  6.50%; 06/15/09                                              35,000                  39,351
                                                                                      178,836
MONEY CENTER BANKS (0.57%)
 Bank of America
  1.35%; 07/07/03 /3/ /4/                                     400,000                 400,006
  4.88%; 09/15/12                                             165,000                 174,136
  7.40%; 01/15/11                                              30,000                  36,858
 United Overseas Bank /2/
  4.50%; 07/02/13                                              25,000                  24,833
                                                                                      635,833
MORTGAGE BACKED SECURITIES (1.41%)
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/08                                           1,000,000               1,133,155
 LB-UBS Commercial Mortgage Trust
  0.87%; 03/15/34 /2/ /4/                                     849,842                  26,151
  5.97%; 03/15/26                                             375,000                 420,311
                                                                                    1,579,617
MULTI-LINE INSURANCE (0.13%)
 Allstate
  5.35%; 06/01/33                                              25,000                  24,424
 Hartford Financial Services Group
  2.38%; 06/01/06                                              45,000                  44,960
 MetLife
  5.38%; 12/15/12                                              40,000                  43,099
 Safeco
  4.88%; 02/01/10                                              30,000                  31,717
                                                                                      144,200
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (0.48%)
 AOL Time Warner
                                                           $                     $
  5.63%; 05/01/05                                              50,000                  53,082
  6.15%; 05/01/07                                              85,000                  95,619
  7.63%; 04/15/31                                              75,000                  86,558
 Gannett
  4.95%; 04/01/05                                              80,000                  84,561
 News America
  4.75%; 03/15/10 /2/                                          15,000                  15,678
  6.55%; 03/15/33 /2/                                          40,000                  42,548
  6.63%; 01/09/08                                              45,000                  51,287
 Viacom
  6.63%; 05/15/11                                              75,000                  88,472
 Walt Disney
  6.38%; 03/01/12                                              15,000                  17,098
                                                                                      534,903
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste
  8.50%; 12/01/08                                              40,000                  43,000
OIL & GAS DRILLING (0.18%)
 Nabors Holdings
  4.88%; 08/15/09                                              55,000                  58,008
 Nabors Industries
  6.80%; 04/15/04                                              60,000                  62,453
 Pride International
  9.38%; 05/01/07                                              50,000                  51,625
 Transocean
  6.63%; 04/15/11                                              30,000                  34,753
                                                                                      206,839
OIL COMPANY-EXPLORATION & PRODUCTION (0.74%)
 Anadarko Petroleum
  5.38%; 03/01/07                                             145,000                 158,668
 Canadian Natural Resources
  7.20%; 01/15/32                                              30,000                  36,863
 Devon Energy
  7.95%; 04/15/32                                              35,000                  45,051
 Devon Financing
  6.88%; 09/30/11                                              10,000                  11,730
 Forest Oil
  8.00%; 06/15/08                                              45,000                  48,150
 Kerr-McGee
  5.88%; 09/15/06                                             175,000                 190,853
 Nexen
  7.88%; 03/15/32                                              30,000                  37,088
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                             170,000                 194,225
 Western Oil Sands
  8.38%; 05/01/12                                              45,000                  50,175
 XTO Energy
  7.50%; 04/15/12                                              50,000                  56,750
                                                                                      829,553
OIL COMPANY-INTEGRATED (0.28%)
 Amerada Hess
  7.13%; 03/15/33                                              15,000                  17,073
  7.88%; 10/01/29                                              25,000                  30,427
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 ConocoPhillips
                                                           $                     $
  4.75%; 10/15/12                                              85,000                  89,831
 Occidental Petroleum
  4.00%; 11/30/07                                              35,000                  36,725
 PanCanadian Energy
  7.20%; 11/01/31                                              40,000                  49,586
 Petro-Canada
  5.35%; 07/15/33                                              25,000                  23,897
 Petrobras International Finance
  9.13%; 07/02/13                                              40,000                  40,000
 Petronas Capital /2/
  7.88%; 05/22/22                                              20,000                  23,725
                                                                                      311,264
OIL REFINING & MARKETING (0.10%)
 Enterprise Products Partners
  6.38%; 02/01/13                                              20,000                  22,841
 Tesoro Petroleum /2/
  8.00%; 04/15/08                                              45,000                  46,125
 Valero Energy
  6.88%; 04/15/12                                              40,000                  45,343
                                                                                      114,309
PAPER & RELATED PRODUCTS (0.49%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                              60,000                  63,434
 Bowater /2/
  6.50%; 06/15/13                                              45,000                  42,696
 Cascades /2/
  7.25%; 02/15/13                                              60,000                  63,150
 International Paper
  6.75%; 09/01/11                                              30,000                  34,699
 Norske Skog /2/
  7.63%; 10/15/11                                              25,000                  28,529
 NorskeCanada
  8.63%; 06/15/11                                              45,000                  47,025
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                              25,000                  28,551
 Smurfit Capital Funding
  6.75%; 11/20/05                                              45,000                  46,350
 Stora Enso Oyj
  7.38%; 05/15/11                                              85,000                 101,781
 Weyerhaeuser
  6.13%; 03/15/07                                              75,000                  82,965
  6.75%; 03/15/12                                              10,000                  11,352
                                                                                      550,532
PHARMACY SERVICES (0.03%)
 Omnicare
  6.13%; 06/01/13                                              25,000                  25,500
  8.13%; 03/15/11                                              10,000                  10,850
                                                                                       36,350
PIPELINES (0.23%)
 Duke Energy Field Services
  7.88%; 08/16/10                                              30,000                  36,107
 Enbridge Energy Partners /2/
  4.75%; 06/01/13                                              35,000                  35,054
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Equitable Resources
                                                           $                     $
  5.15%; 11/15/12                                              30,000                  32,169
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                              40,000                  46,513
 National Fuel Gas
  5.25%; 03/01/13                                              30,000                  31,204
 TEPPCO Partners
  6.13%; 02/01/13                                              10,000                  11,105
 Texas Eastern Transmission
  5.25%; 07/15/07                                              60,000                  64,454
                                                                                      256,606
POULTRY (0.15%)
 Tyson Foods
  6.63%; 10/01/04                                             150,000                 155,482
  7.25%; 10/01/06                                              15,000                  16,751
                                                                                      172,233
PROPERTY & CASUALTY INSURANCE (0.09%)
 ACE INA Holdings
  8.20%; 08/15/04                                              35,000                  37,343
 Travelers Property Casualty
  6.38%; 03/15/33                                              15,000                  16,394
 XL Capital
  6.50%; 01/15/12                                              40,000                  45,747
                                                                                       99,484
PUBLISHING-BOOKS (0.07%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                              65,000                  72,559
REAL ESTATE OPERATOR & DEVELOPER (0.08%)
 EOP Operating
  7.00%; 07/15/11                                              75,000                  87,043
REGIONAL AUTHORITY (0.07%)
 Financement Quebec
  5.00%; 10/25/12                                              70,000                  75,563
REGIONAL BANKS (0.70%)
 Bank One
  7.63%; 08/01/05                                              95,000                 106,448
 KeyCorp
  4.63%; 05/16/05                                             120,000                 126,578
  8.00%; 07/01/04                                              50,000                  53,139
 Korea Development Bank
  7.13%; 04/22/04                                              85,000                  88,504
 PNC Funding
  5.75%; 08/01/06                                             125,000                 137,918
 Wachovia
  5.63%; 12/15/08                                             115,000                 130,323
  6.38%; 02/01/09                                              10,000                  11,630
 Wells Fargo
  5.13%; 02/15/07                                             120,000                 131,277
                                                                                      785,817
RESEARCH & DEVELOPMENT (0.04%)
 Science Applications International
  5.50%; 07/01/33 /2/                                           5,000                   4,700
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RESEARCH & DEVELOPMENT (CONTINUED)
 Science Applications International (continued)/ /
                                                           $                     $
  7.13%; 07/01/32                                              30,000                  34,981
                                                                                       39,681
RETAIL-DISCOUNT (0.05%)
 Target
  5.88%; 03/01/12                                              10,000                  11,301
 Wal-Mart Stores
  4.38%; 07/12/07                                              45,000                  48,222
                                                                                       59,523
RETAIL-DRUG STORE (0.05%)
 CVS /2/
  7.77%; 01/10/12                                              47,526                  53,337
RETAIL-REGIONAL DEPARTMENT STORE (0.01%)
 Kohl's
  6.00%; 01/15/33                                              15,000                  16,227
RETAIL-RESTAURANTS (0.06%)
 Yum! Brands
  7.70%; 07/01/12                                              60,000                  68,400
SATELLITE TELECOM (0.05%)
 EchoStar DBS
  10.38%; 10/01/07                                             50,000                  55,375
SAVINGS & LOANS-THRIFTS (0.11%)
 Washington Mutual
  3.97%; 03/25/33                                              96,000                  98,434
  5.50%; 01/15/13                                              20,000                  21,802
                                                                                      120,236
SOVEREIGN (0.27%)
 Chile Government
  5.50%; 01/15/13                                              10,000                  10,580
 Mexico Government
  8.30%; 08/15/31                                              40,000                  46,060
  8.38%; 01/14/11                                             170,000                 203,660
 Poland Government
  6.25%; 07/03/12                                              35,000                  40,512
                                                                                      300,812
SUPRANATIONAL BANK (0.12%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                             100,000                 106,061
  6.88%; 03/15/12                                              25,000                  28,461
                                                                                      134,522
TELECOMMUNICATION SERVICES (0.21%)
 Citizens Communications
  6.38%; 08/15/04                                             140,000                 146,303
  7.63%; 08/15/08                                              35,000                  41,573
 MasTec
  7.75%; 02/01/08                                              55,000                  49,500
                                                                                      237,376
TELEPHONE-INTEGRATED (0.85%)
 ALLTEL
  7.00%; 07/01/12                                              50,000                  60,690
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 AT&T
                                                           $                     $
  6.00%; 03/15/09                                              25,000                  26,751
 BellSouth
  6.88%; 10/15/31                                              30,000                  35,313
 British Telecommunications
  7.88%; 12/15/05                                             180,000                 204,991
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                              75,000                  83,635
  8.50%; 06/15/10                                              35,000                  42,993
 France Telecom
  9.25%; 03/01/11                                              85,000                 106,978
 SBC Communications
  5.88%; 08/15/12                                              35,000                  39,457
 Sprint Capital
  6.00%; 01/15/07                                              50,000                  53,733
  6.13%; 11/15/08                                              30,000                  32,560
  6.90%; 05/01/19                                              40,000                  41,898
 Telefonica Europe
  7.75%; 09/15/10                                              70,000                  86,374
 Telefonos de Mexico
  8.25%; 01/26/06                                             120,000                 134,700
                                                                                      950,073
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                              40,000                  44,767
TOOLS-HAND HELD (0.02%)
 Stanley Works /2/
  4.90%; 11/01/12                                              25,000                  26,083
TRANSPORT-RAIL (0.25%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                              15,000                  19,479
 Canadian National Railway
  4.40%; 03/15/13                                              30,000                  30,282
 Canadian Pacific Railway
  5.75%; 03/15/33                                              20,000                  20,675
 CSX
  6.25%; 10/15/08                                              80,000                  91,353
 Union Pacific
  4.70%; 01/02/24                                              20,000                  20,354
  5.75%; 10/15/07                                              85,000                  94,357
                                                                                      276,500
TRANSPORT-SERVICES (0.02%)
 Offshore Logistics /2/
  6.13%; 06/15/13                                              20,000                  20,050
VENTURE CAPITAL (0.04%)
 Arch Western Finance /2/
  6.75%; 07/01/13                                              45,000                  46,125
                                                         TOTAL BONDS               23,151,707

                                                           Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.76%)
                                                           $                     $
FHLMC /5/        5.00%        12/01/17 - 07/01/33           1,125,619               1,152,947
FHLMC            5.50%        12/01/22 - 04/01/33           1,266,304               1,309,330
FHLMC            6.00%        01/01/29                        371,581                 385,788
FHLMC            6.50%        07/01/16 - 11/01/31           1,158,737               1,209,806
FHLMC            7.00%        12/01/27 - 01/01/31             447,141                 469,506
FHLMC            7.50%        08/01/30 - 01/01/31             255,236                 271,259
FHLMC            8.00%        12/01/30 - 02/01/31             497,969                 533,773
                                            TOTAL FHLMC CERTIFICATES                5,332,409

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.29%)
FNMA /5/         4.50%        05/01/18 - 07/01/33             750,001                 759,480
FNMA             5.50%        01/01/33                        597,367                 618,470
FNMA             6.00%        06/01/06 - 01/01/33           1,544,315               1,615,143
FNMA             6.50%        01/01/04 - 01/01/32           1,336,034               1,399,535
FNMA             7.00%        08/01/29 - 02/01/32             399,884                 421,147
                                             TOTAL FNMA CERTIFICATES                4,813,775

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.73%)
GNMA I           6.00%        01/15/29 - 06/15/32             952,109                 999,334
GNMA I           7.00%        10/15/29 - 08/15/31             322,822                 341,100
GNMA II          6.00%        09/20/26                        220,014                 230,073
GNMA II          7.00%        02/20/32                        349,712                 367,840
                                             TOTAL GNMA CERTIFICATES                1,938,347

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (2.88%)
 U.S. Treasury
                                                           $                     $
  4.88%; 02/15/12                                             285,000                 316,795
  5.38%; 02/15/31                                             275,000                 309,665
  5.63%; 05/15/08                                             400,000                 458,562
  6.00%; 02/15/26                                              50,000                  59,768
  6.25%; 05/15/30                                             310,000                 385,926
  7.13%; 02/15/23                                             205,000                 274,708
  7.25%; 05/15/16                                             335,000                 445,524
  8.00%; 11/15/21                                             675,000                 977,880
                                                                                    3,228,828
                                                TOTAL TREASURY BONDS                3,228,828

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.28%)
DIVERSIFIED FINANCIAL SERVICES (2.28%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                           $                     $
  1.29%; 07/01/03                                           2,560,479               2,560,479
                                              TOTAL COMMERCIAL PAPER                2,560,479

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.38%)
 Deutsche Bank; 1.15%; 07/01/03 (collateralized by
  U.S. Treasuries; $9,463,874; 10/09/03 - 08/15/20)                              $
  /3/                                                       9,388,000               9,388,000
                                         TOTAL REPURCHASE AGREEMENTS                9,388,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (109.98%)              123,261,669
LIABILITIES, NET OF CASH AND RECEIVABLES (-9.98%)                                 (11,184,602)
                                          TOTAL NET ASSETS (100.00%)             $112,077,067
                                                                                 ---------------


/1 /Non-income producing security.
/2 /Restricted Security - The account held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,364,873 or 1.22% of net assets.
/3 /Security was purchased with the cash proceeds from securities loans.
/4 /Variable rate.
/5 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               BLUE CHIP ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (99.60%)
ADVERTISING AGENCIES (0.09%)
                                                                           $
 Interpublic Group                                          270                 3,613
AEROSPACE & DEFENSE (0.77%)
 Boeing                                                     200                 6,864
 Northrop Grumman                                           142                12,253
 Raytheon                                                   180                 5,911
 Rockwell Collins                                           230                 5,665
                                                                               30,693
AEROSPACE & DEFENSE EQUIPMENT (0.97%)
 General Dynamics                                           100                 7,250
 Lockheed Martin                                            313                14,889
 United Technologies                                        230                16,291
                                                                               38,430
AGRICULTURAL OPERATIONS (0.22%)
 Monsanto                                                   408                 8,829
APPLICATIONS SOFTWARE (3.09%)
 Microsoft                                                4,800               122,928
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                       120                 6,419
AUTO-CARS & LIGHT TRUCKS (0.50%)
 Ford Motor                                                 600                 6,594
 General Motors                                             370                13,320
                                                                               19,914
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Paccar                                                     175                11,823
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.21%)
 Delphi Automotive Systems                                  953                 8,224
BEVERAGES-NON-ALCOHOLIC (2.57%)
 Coca-Cola                                                1,174                54,485
 Pepsi Bottling Group                                       343                 6,867
 Pepsico                                                    922                41,029
                                                                              102,381
BREWERY (0.64%)
 Anheuser-Busch                                             501                25,576
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications /1/                           140                 5,935
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.47%)
 Masco                                                      484                11,543
 Vulcan Materials                                           198                 7,340
                                                                               18,883
BUILDING-MAINTENANCE & SERVICE (0.22%)
 Ecolab                                                     342                 8,755
CABLE TV (0.60%)
 Comcast /1/                                                786                23,721
CELLULAR TELECOMMUNICATIONS (0.64%)
 AT&T Wireless Services /1/                               1,232                10,115
 Nextel Communications /1/                                  850                15,368
                                                                               25,483
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (1.00%)
                                                                           $
 Dow Chemical                                               594                18,390
 E. I. Du Pont de Nemours                                   510                21,237
                                                                               39,627
COATINGS & PAINT (0.17%)
 Sherwin-Williams                                           257                 6,908
COMMERCIAL BANKS (1.28%)
 Amsouth Bancorp                                            450                 9,828
 BB&T                                                       365                12,519
 First Tennessee National                                   207                 9,089
 Regions Financial                                          269                 9,087
 SouthTrust                                                 383                10,418
                                                                               50,941
COMMERCIAL SERVICE-FINANCE (0.49%)
 Concord EFS /1/                                            582                 8,567
 Paychex                                                    374                10,962
                                                                               19,529
COMPUTER SERVICES (0.21%)
 Computer Sciences /1/                                      100                 3,812
 Electronic Data Systems                                    220                 4,719
                                                                                8,531
COMPUTERS (3.16%)
 Dell Computer /1/                                          955                30,522
 Hewlett-Packard                                          1,464                31,183
 International Business Machines                            686                56,595
 Sun Microsystems /1/                                     1,670                 7,682
                                                                              125,982
COMPUTERS-INTEGRATED SYSTEMS (0.10%)
 NCR /1/                                                    150                 3,843
COMPUTERS-MEMORY DEVICES (0.50%)
 EMC /1/                                                  1,230                12,878
 Veritas Software /1/                                       240                 6,881
                                                                               19,759
CONTAINERS-PAPER & PLASTIC (0.18%)
 Sealed Air /1/                                             150                 7,149
COSMETICS & TOILETRIES (2.55%)
 Avon Products                                              140                 8,708
 Colgate-Palmolive                                          280                16,226
 Gillette                                                   470                14,974
 Kimberly-Clark                                             242                12,618
 Procter & Gamble                                           550                49,049
                                                                              101,575
CRUISE LINES (0.26%)
 Carnival                                                   320                10,403
DATA PROCESSING & MANAGEMENT (0.76%)
 Automatic Data Processing                                  290                 9,819
 First Data                                                 360                14,918
 Fiserv /1/                                                 150                 5,342
                                                                               30,079
DIVERSIFIED FINANCIAL SERVICES (2.40%)
 Citigroup                                                2,233                95,572
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (4.83%)
                                                                           $
 3M                                                         128                16,510
 Danaher                                                     70                 4,764
 Eaton                                                      104                 8,175
 General Electric                                         4,340               124,471
 Honeywell International                                    430                11,546
 Illinois Tool Works                                         51                 3,358
 Tyco International                                       1,229                23,326
                                                                              192,150
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
 Cendant /1/                                                480                 8,794
E-COMMERCE-SERVICES (0.14%)
 eBay /1/                                                    54                 5,626
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                           228                11,651
ELECTRIC-GENERATION (0.01%)
 Texas Genco Holdings                                        22                   512
ELECTRIC-INTEGRATED (2.09%)
 Centerpoint Energy                                         450                 3,667
 Cinergy                                                    180                 6,622
 Dominion Resources                                          76                 4,885
 Duke Energy                                                380                 7,581
 Entergy                                                    120                 6,334
 Exelon                                                     251                15,012
 FPL Group                                                  176                11,766
 PPL                                                        239                10,277
 Progress Energy                                            235                10,316
 Southern                                                   216                 6,731
                                                                               83,191
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.63%)
 Advanced Micro Devices /1/                                 440                 2,820
 Broadcom /1/                                               462                11,509
 Intel                                                    2,750                57,156
 LSI Logic /1/                                              380                 2,690
 National Semiconductor /1/                                 190                 3,747
 QLogic /1/                                                 110                 5,316
 Texas Instruments                                          870                15,312
 Xilinx /1/                                                 240                 6,075
                                                                              104,625
ELECTRONIC FORMS (0.14%)
 Adobe Systems                                              180                 5,773
ELECTRONIC MEASUREMENT INSTRUMENTS (0.26%)
 Agilent Technologies /1/                                   533                10,420
ENTERPRISE SOFTWARE & SERVICE (0.79%)
 Computer Associates International                          290                 6,461
 Oracle /1/                                               2,080                25,002
                                                                               31,463
ENTERTAINMENT SOFTWARE (0.30%)
 Electronic Arts /1/                                        162                11,986
FIDUCIARY BANKS (0.88%)
 Bank of New York                                           350                10,062
 Mellon Financial                                           350                 9,713
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (CONTINUED)
                                                                           $
 Northern Trust                                             160                 6,686
 State Street                                               220                 8,668
                                                                               35,129
FINANCE-CONSUMER LOANS (0.24%)
 SLM                                                        240                 9,401
FINANCE-CREDIT CARD (0.91%)
 American Express                                           720                30,103
 MBNA                                                       299                 6,231
                                                                               36,334
FINANCE-INVESTMENT BANKER & BROKER (1.54%)
 Goldman Sachs Group                                        243                20,351
 Lehman Brothers Holdings                                   206                13,695
 Merrill Lynch                                              248                11,577
 Morgan Stanley                                             364                15,561
                                                                               61,184
FINANCE-MORTGAGE LOAN/BANKER (0.99%)
 Federal Home Loan Mortgage                                 218                11,068
 Federal National Mortgage Association                      420                28,325
                                                                               39,393
FOOD-CONFECTIONERY (0.26%)
 Hershey Foods                                              148                10,310
FOOD-FLOUR & GRAIN (0.14%)
 Archer-Daniels-Midland                                     428                 5,508
FOOD-MISCELLANEOUS/DIVERSIFIED (0.93%)
 ConAgra Foods                                              469                11,069
 General Mills                                              137                 6,495
 Kellogg                                                    230                 7,905
 Sara Lee                                                   605                11,380
                                                                               36,849
FOOD-RETAIL (0.10%)
 Albertson's                                                210                 4,032
FOOD-WHOLESALE & DISTRIBUTION (0.36%)
 Sysco                                                      484                14,539
GAS-DISTRIBUTION (0.20%)
 KeySpan                                                    220                 7,799
GOLD MINING (0.31%)
 Newmont Mining                                             375                12,173
HEALTH CARE COST CONTAINMENT (0.14%)
 McKesson                                                   160                 5,718
HOTELS & MOTELS (0.20%)
 Hilton Hotels                                              623                 7,968
INDUSTRIAL AUTOMATION & ROBOTS (0.21%)
 Rockwell International                                     346                 8,249
INSTRUMENTS-CONTROLS (0.23%)
 Johnson Controls                                           107                 9,159
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                                   220                 4,187
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.33%)
                                                                           $
 Marsh & McLennan                                           260                13,278
INTERNET BROKERS (0.28%)
 Charles Schwab                                           1,119                11,291
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.43%)
 Franklin Resources                                         271                10,588
 Janus Capital Group                                        390                 6,396
                                                                               16,984
LIFE & HEALTH INSURANCE (0.68%)
 Aflac                                                      300                 9,225
 Jefferson-Pilot                                            200                 8,292
 John Hancock Financial Services                            130                 3,995
 Lincoln National                                           160                 5,701
                                                                               27,213
MACHINERY-CONSTRUCTION & MINING (0.32%)
 Caterpillar                                                230                12,802
MACHINERY-GENERAL INDUSTRY (0.45%)
 Dover                                                      260                 7,790
 Ingersoll-Rand                                             210                 9,937
                                                                               17,727
MEDICAL INSTRUMENTS (1.14%)
 Boston Scientific /1/                                       52                 3,177
 Guidant                                                    190                 8,434
 Medtronic                                                  510                24,465
 St. Jude Medical /1/                                       160                 9,200
                                                                               45,276
MEDICAL LABORATORY & TESTING SERVICE (0.23%)
 Quest Diagnostics /1/                                      141                 8,996
MEDICAL PRODUCTS (2.20%)
 Baxter International                                       240                 6,240
 Johnson & Johnson                                        1,374                71,036
 Zimmer Holdings /1/                                        229                10,316
                                                                               87,592
MEDICAL-BIOMEDICAL/GENE (1.22%)
 Amgen /1/                                                  578                38,402
 Biogen /1/                                                 110                 4,180
 Chiron /1/                                                 140                 6,121
                                                                               48,703
MEDICAL-DRUGS (8.76%)
 Abbott Laboratories                                        835                36,540
 Allergan                                                   100                 7,710
 Bristol-Myers Squibb                                     1,087                29,512
 Eli Lilly                                                  493                34,002
 Forest Laboratories /1/                                    200                10,950
 King Pharmaceuticals /1/                                   423                 6,244
 Merck                                                      960                58,128
 Pfizer                                                   3,668               125,262
 Schering-Plough                                            700                13,020
 Wyeth                                                      600                27,330
                                                                              348,698
MEDICAL-HMO (0.97%)
 Aetna                                                      205                12,341
 UnitedHealth Group                                         320                16,080
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                           $
 Wellpoint Health Networks /1/                              120                10,116
                                                                               38,537
MEDICAL-HOSPITALS (0.26%)
 HCA                                                        100                 3,204
 Health Management Associates                               240                 4,428
 Tenet Healthcare /1/                                       240                 2,796
                                                                               10,428
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.18%)
 Cardinal Health                                            114                 7,330
METAL-ALUMINUM (0.09%)
 Alcoa                                                      140                 3,570
MONEY CENTER BANKS (2.26%)
 Bank of America                                            594                46,944
 HSBC Holdings                                              211                12,491
 JP Morgan Chase                                            893                30,523
                                                                               89,958
MOTORCYCLE & MOTOR SCOOTER (0.20%)
 Harley-Davidson                                            200                 7,972
MULTI-LINE INSURANCE (3.48%)
 Allstate                                                   459                16,363
 American International Group                             1,132                62,464
 Cigna                                                      193                 9,059
 Hartford Financial Services                                228                11,482
 Loews                                                      213                10,073
 MetLife                                                    517                14,641
 Prudential Financial                                       433                14,571
                                                                              138,653
MULTIMEDIA (2.43%)
 AOL Time Warner /1/                                      1,980                31,858
 Gannett                                                    150                11,522
 Viacom /1/                                                 656                28,641
 Walt Disney                                              1,247                24,628
                                                                               96,649
NETWORKING PRODUCTS (1.47%)
 Cisco Systems /1/                                        3,320                55,411
 Lucent Technologies /1/                                  1,500                 3,045
                                                                               58,456
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Waste Management                                           300                 7,227
OFFICE AUTOMATION & EQUIPMENT (0.13%)
 Xerox /1/                                                  480                 5,083
OFFICE SUPPLIES & FORMS (0.18%)
 Avery Dennison                                             140                 7,028
OIL & GAS DRILLING (0.39%)
 Nabors Industries /1/                                      210                 8,306
 Noble /1/                                                  210                 7,203
                                                                               15,509
OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)
 Apache                                                     166                10,800
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                           $
 EOG Resources                                              191                 7,991
                                                                               18,791
OIL COMPANY-INTEGRATED (3.90%)
 Amerada Hess                                               139                 6,836
 ChevronTexaco                                              401                28,952
 ConocoPhillips                                             195                10,686
 Exxon Mobil                                              3,026               108,664
                                                                              155,138
OIL-FIELD SERVICES (0.72%)
 Baker Hughes                                               310                10,406
 Schlumberger                                               382                18,172
                                                                               28,578
PAPER & RELATED PRODUCTS (0.75%)
 Georgia-Pacific                                            453                 8,584
 International Paper                                        375                13,399
 Louisiana-Pacific /1/                                      730                 7,913
                                                                               29,896
PIPELINES (0.18%)
 El Paso                                                    343                 2,771
 Williams                                                   562                 4,440
                                                                                7,211
PROPERTY & CASUALTY INSURANCE (0.66%)
 ACE                                                        160                 5,486
 St. Paul                                                   170                 6,207
 Travelers Property Casualty                                 96                 1,526
 Travelers Property Casualty                                820                12,932
                                                                               26,151
PUBLISHING-NEWSPAPERS (0.31%)
 Tribune                                                    254                12,268
REGIONAL BANKS (3.97%)
 Bank One                                                   392                14,575
 Fifth Third Bancorp                                        270                15,482
 FleetBoston Financial                                      530                15,746
 Huntington Bancshares                                      394                 7,691
 National City                                               69                 2,257
 Suntrust Banks                                             224                13,292
 U.S. Bancorp                                               888                21,756
 Wachovia                                                   570                22,777
 Wells Fargo                                                880                44,352
                                                                              157,928
RETAIL-APPAREL & SHOE (0.35%)
 Gap                                                        738                13,845
RETAIL-AUTO PARTS (0.23%)
 Autozone /1/                                               122                 9,268
RETAIL-BEDDING (0.24%)
 Bed Bath & Beyond /1/                                      250                 9,703
RETAIL-BUILDING PRODUCTS (1.23%)
 Home Depot                                                 844                27,953
 Lowe's                                                     490                21,046
                                                                               48,999
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (0.41%)
                                                                           $
 Best Buy /1/                                               370                16,250
RETAIL-DISCOUNT (3.65%)
 Costco Wholesale /1/                                       406                14,860
 Dollar General                                             410                 7,487
 Family Dollar Stores                                       262                 9,995
 Target                                                     225                 8,514
 Wal-Mart Stores                                          1,950               104,656
                                                                              145,512
RETAIL-DRUG STORE (0.69%)
 CVS                                                        399                11,184
 Walgreen                                                   546                16,435
                                                                               27,619
RETAIL-MAJOR DEPARTMENT STORE (0.30%)
 May Department Stores                                      240                 5,342
 Sears Roebuck                                              200                 6,728
                                                                               12,070
RETAIL-OFFICE SUPPLIES (0.14%)
 Staples /1/                                                300                 5,505
RETAIL-REGIONAL DEPARTMENT STORE (0.37%)
 Federated Department Stores /1/                            200                 7,370
 Kohls /1/                                                  142                 7,296
                                                                               14,666
RETAIL-RESTAURANTS (0.13%)
 McDonald's                                                 238                 5,250
RUBBER-TIRES (0.20%)
 Cooper Tire & Rubber                                       390                 6,860
 Goodyear Tire & Rubber                                     240                 1,260
                                                                                8,120
SAVINGS & LOANS-THRIFTS (0.61%)
 Washington Mutual                                          587                24,243
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.25%)
 Maxim Integrated Products                                  296                10,120
SEMICONDUCTOR EQUIPMENT (0.47%)
 Applied Materials /1/                                      820                13,005
 Kla-Tencor /1/                                             120                 5,579
                                                                               18,584
TELECOMMUNICATION EQUIPMENT (0.66%)
 Comverse Technology /1/                                    380                 5,712
 Qualcomm                                                   487                17,410
 Tellabs /1/                                                460                 3,022
                                                                               26,144
TELEPHONE-INTEGRATED (3.36%)
 ALLTEL                                                     180                 8,680
 AT&T                                                       549                10,568
 BellSouth                                                1,048                27,908
 SBC Communications                                       1,557                39,781
 Sprint PCS /1/                                             490                 2,818
 Verizon Communications                                   1,120                44,184
                                                                              133,939
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (1.11%)
                                                                           $
 Altria Group                                               970                44,077
TOYS (0.23%)
 Mattel                                                     481                 9,101
TRANSPORT-RAIL (0.16%)
 Union Pacific                                              111                 6,440
TRANSPORT-SERVICES (1.18%)
 FedEx                                                      160                 9,925
 United Parcel Service                                      585                37,264
                                                                               47,189
WIRELESS EQUIPMENT (0.31%)
 Motorola                                                 1,290                12,165
                                           TOTAL COMMON STOCKS              3,965,358

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.05%)
DIVERSIFIED FINANCIAL SERVICES (0.05%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                     $                     $
  1.29%; 07/01/03                                         2,162                 2,162
                                        TOTAL COMMERCIAL PAPER                  2,162
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (99.65%)              3,967,520
CASH AND RECEIVABLES, NET OF LIABILITIES (0.35%)                               13,983
                                    TOTAL NET ASSETS (100.00%)             $3,981,503
                                                                           ------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (55.95%)
AEROSPACE & DEFENSE (0.53%)
 Boeing
                                                                           $                       $
  6.13%; 02/15/33                                                               110,000                 114,861
 General Dynamics
  4.25%; 05/15/13                                                               155,000                 155,739
 Raytheon
  5.38%; 04/01/13                                                               250,000                 264,454
  5.70%; 11/01/03                                                               865,000                 872,756
                                                                                                      1,407,810
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 Lockheed Martin
  7.65%; 05/01/16                                                               270,000                 343,587
 United Technologies
  6.10%; 05/15/12                                                               150,000                 172,934
                                                                                                        516,521
AGRICULTURAL OPERATIONS (0.17%)
 Bunge Limited Finance /1/
  5.88%; 05/15/13                                                               180,000                 185,698
 Monsanto
  4.00%; 05/15/08                                                               250,000                 257,005
                                                                                                        442,703
AIRLINES (0.20%)
 Northwest Airlines
  7.58%; 03/01/19                                                               291,793                 296,442
 Southwest Airlines
  5.10%; 05/01/06                                                               218,912                 233,367
                                                                                                        529,809
ASSET BACKED SECURITIES (0.50%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                                               775,000                 782,711
  4.41%; 02/25/17                                                               525,000                 535,545
                                                                                                      1,318,256
AUTO-CARS & LIGHT TRUCKS (0.58%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                                               125,000                 123,789
  4.75%; 01/15/08                                                               110,000                 112,838
  6.90%; 09/01/04                                                               325,000                 340,658
  7.30%; 01/15/12                                                               235,000                 265,031
 Ford Motor
  7.45%; 07/16/31                                                               430,000                 393,908
 General Motors
  8.25%; 07/15/23                                                               305,000                 303,506
                                                                                                      1,539,730
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 Navistar International
  9.38%; 06/01/06                                                               355,000                 386,063
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
 Delphi
  6.50%; 05/01/09                                                               110,000                 118,554
 Lear
  7.96%; 05/15/05                                                               350,000                 372,750
                                                                                                        491,304
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (1.70%)
 DaimlerChrysler Auto Trust
                                                                           $                       $
  5.32%; 09/06/06                                                               500,000                 525,812
  6.11%; 11/08/04                                                               625,010                 629,457
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                                             1,250,000               1,290,011
  4.72%; 12/15/05                                                               900,000                 934,908
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                             1,100,000               1,117,110
                                                                                                      4,497,298
BEVERAGES-NON-ALCOHOLIC (0.30%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                                               165,000                 175,598
  5.25%; 05/15/07                                                               355,000                 387,342
 PepsiAmericas
  3.88%; 09/12/07                                                               210,000                 217,213
                                                                                                        780,153
BEVERAGES-WINE & SPIRITS (0.08%)
 Diageo Capital
  3.38%; 03/20/08                                                               200,000                 204,412
BREWERY (0.25%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                              300,000                 333,000
 Coors Brewing
  6.38%; 05/15/12                                                               280,000                 321,328
                                                                                                        654,328
BROADCASTING SERVICES & PROGRAMMING (0.04%)
 Grupo Televisa
  8.50%; 03/11/32                                                                90,000                  97,200
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.45%)
 CRH America
  6.95%; 03/15/12                                                               288,000                 336,050
 Masco
  5.88%; 07/15/12                                                               225,000                 249,869
  6.00%; 05/03/04                                                               570,000                 590,029
                                                                                                      1,175,948
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                                               150,000                 162,010
BUILDING-RESIDENTIAL & COMMERCIAL (0.36%)
 DR Horton
  8.50%; 04/15/12                                                               345,000                 388,125
 KB Home
  7.75%; 02/01/10                                                               360,000                 389,250
 NVR
  5.00%; 06/15/10                                                               180,000                 180,450
                                                                                                        957,825
CABLE & OTHER PAY TV SERVICES (0.19%)
 AT&T Broadband
  8.38%; 03/15/13                                                               408,000                 510,982
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.94%)
 British Sky Broadcasting
                                                                           $                       $
  8.20%; 07/15/09                                                               325,000                 385,125
 Comcast
  5.30%; 01/15/14                                                                80,000                  82,275
  5.50%; 03/15/11                                                               265,000                 283,310
  5.85%; 01/15/10                                                                40,000                  44,012
 Comcast Cable Communications
  6.75%; 01/30/11                                                               275,000                 315,665
 Cox Communications
  6.75%; 03/15/11                                                               670,000                 781,493
  7.50%; 08/15/04                                                               250,000                 265,337
 Rogers Cable /1/
  6.25%; 06/15/13                                                               315,000                 314,213
                                                                                                      2,471,430
CASINO HOTELS (0.64%)
 Boyd Gaming
  9.25%; 08/01/09                                                               375,000                 416,250
 Mandalay Resort Group
  6.45%; 02/01/06                                                               210,000                 217,350
  9.25%; 12/01/05                                                               375,000                 392,578
 Mirage Resorts
  6.75%; 02/01/08                                                               335,000                 355,938
 Park Place Entertainment
  8.50%; 11/15/06                                                               280,000                 309,400
                                                                                                      1,691,516
CASINO SERVICES (0.14%)
 International Game Technology
  8.38%; 05/15/09                                                               310,000                 380,310
CELLULAR TELECOMMUNICATIONS (0.43%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                               290,000                 342,497
 Telus
  7.50%; 06/01/07                                                               290,000                 323,350
  8.00%; 06/01/11                                                                50,000                  57,750
 Verizon Wireless Capital
  5.38%; 12/15/06                                                               370,000                 406,387
                                                                                                      1,129,984
CHEMICALS-DIVERSIFIED (0.30%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                               240,000                 258,877
  7.00%; 03/15/11                                                               315,000                 366,696
 Dow Chemical
  5.00%; 11/15/07                                                                20,000                  21,321
  5.75%; 11/15/09                                                               135,000                 147,642
                                                                                                        794,536
COAL (0.12%)
 Peabody Energy /1/
  6.88%; 03/15/13                                                               305,000                 319,488
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                               155,000                 168,537
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (0.38%)
 Amsouth Bank
                                                                           $                       $
  4.85%; 04/01/13                                                               240,000                 250,302
 Fleet National Bank
  5.75%; 01/15/09                                                               250,000                 280,307
 Marshall & Isley Bank
  4.13%; 09/04/07                                                               100,000                 104,535
 Union Planters Bank
  5.13%; 06/15/07                                                               335,000                 360,814
                                                                                                        995,958
COMMERCIAL SERVICE-FINANCE (0.05%)
 Deluxe
  5.00%; 12/15/12                                                               130,000                 132,151
COMPUTER SERVICES (0.11%)
 Unisys
  8.13%; 06/01/06                                                               260,000                 278,200
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                                                75,000                  82,388
CONSULTING SERVICES (0.01%)
 Science Applications International /1/
  5.50%; 07/01/33                                                                30,000                  28,200
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 American Greetings
  6.10%; 08/01/28                                                               365,000                 372,300
CONTAINERS-PAPER & PLASTIC (0.08%)
 Norampac /1/
  6.75%; 06/01/13                                                               210,000                 220,500
CREDIT CARD ASSET BACKED SECURITIES (2.71%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                             1,265,000               1,308,959
 American Express Master Trust
  7.85%; 08/15/05                                                               600,000                 647,301
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                                             1,150,000               1,194,737
 Discover Card Master Trust I
  5.60%; 05/16/06                                                             1,750,000               1,779,545
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                             2,000,000               2,214,775
                                                                                                      7,145,317
CRUISE LINES (0.05%)
 Royal Caribbean Cruises
  8.00%; 05/15/10                                                               135,000                 140,400
DATA PROCESSING & MANAGEMENT (0.23%)
 Oracle
  6.72%; 02/15/04                                                               600,000                 620,142
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.47%)
 Citigroup                                                                 $                       $
  3.50%; 02/01/08                                                               510,000                 524,584
  5.75%; 05/10/06                                                               750,000                 827,981
  6.00%; 02/21/12                                                                80,000                  91,005
  6.63%; 06/15/32                                                               350,000                 404,442
 General Electric Capital
  4.63%; 09/15/09                                                               400,000                 428,040
  6.75%; 03/15/32                                                               445,000                 520,457
 John Deere Capital
  3.13%; 12/15/05                                                               250,000                 257,222
  3.90%; 01/15/08                                                                55,000                  57,139
  5.52%; 04/30/04                                                               460,000                 475,983
  7.00%; 03/15/12                                                               165,000                 195,888
 Nisource Finance
  7.50%; 11/15/03                                                               100,000                 101,874
                                                                                                      3,884,615
DIVERSIFIED MANUFACTURING OPERATIONS (0.40%)
 Bombardier /1/
  6.75%; 05/01/12                                                               210,000                 215,250
 General Electric
  5.00%; 02/01/13                                                               490,000                 517,566
 Pacifica Papers
  10.00%; 03/15/09                                                                5,000                   5,325
 SPX
  6.25%; 06/15/11                                                               300,000                 306,000
                                                                                                      1,044,141
DIVERSIFIED MINERALS (0.13%)
 BHP Billiton Finance
  4.80%; 04/15/13                                                               340,000                 354,496
DIVERSIFIED OPERATIONS (0.40%)
 Hutchison Whampoa International /1/
  6.50%; 02/13/13                                                               415,000                 435,393
 Rio Tinto Finance
  5.75%; 07/03/06                                                               555,000                 608,593
                                                                                                      1,043,986
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Emerson Electric
  4.63%; 10/15/12                                                                40,000                  41,794
  6.00%; 08/15/32                                                                55,000                  60,502
                                                                                                        102,296
ELECTRIC-DISTRIBUTION (0.08%)
 Entergy Gulf States /1/
  3.60%; 06/01/08                                                               200,000                 198,796
ELECTRIC-INTEGRATED (3.30%)
 Alabama Power
  5.60%; 03/15/33                                                               120,000                 123,520
 Appalachian Power
  5.95%; 05/15/33                                                               100,000                  99,728
 Arizona Public Service
  6.50%; 03/01/12                                                               215,000                 245,821
 Centerior Energy
  7.67%; 07/01/04                                                               275,000                 290,232
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 CenterPoint Energy Houston Electric /1/                                   $                       $
  5.70%; 03/15/13                                                               160,000                 173,506
  5.88%; 06/01/08                                                               200,000                 201,296
 CenterPoint Energy Resources /1/
  7.88%; 04/01/13                                                               290,000                 333,571
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                               125,000                 120,166
 Consumers Energy
  4.25%; 04/15/08 /1/                                                            80,000                  82,726
  6.00%; 03/15/05                                                               155,000                 164,606
 Dominion Resources
  6.75%; 12/15/32                                                                15,000                  16,777
  7.82%; 09/15/14                                                             1,000,000               1,071,904
 DTE Energy
  6.00%; 06/01/04                                                               725,000                 752,475
  7.05%; 06/01/11                                                                75,000                  87,717
 Duke Energy
  4.50%; 04/01/10                                                               215,000                 224,795
 Exelon
  6.75%; 05/01/11                                                               200,000                 231,398
 Florida Power
  4.80%; 03/01/13                                                                75,000                  78,175
 FPL Group Capital
  3.25%; 04/11/06                                                               190,000                 194,971
 GPU
  7.70%; 12/01/05                                                               435,000                 485,568
 Indianapolis Power & Light
  7.38%; 08/01/07                                                               245,000                 255,523
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                               225,000                 236,522
  6.75%; 12/30/31                                                               225,000                 266,334
 Northeast Utilities
  3.30%; 06/01/08                                                               160,000                 158,742
 Oncor Electric Delivery
  6.38%; 05/01/12                                                               250,000                 285,386
 Pepco Holdings
  3.75%; 02/15/06                                                               625,000                 646,220
  4.00%; 05/15/10                                                                80,000                  79,963
 PG&E National Energy Group
  10.38%; 05/16/11                                                               90,000                  48,600
 Power Contract Financing /1/
  5.20%; 02/01/06                                                               195,000                 196,193
 Progress Energy
  6.05%; 04/15/07                                                               160,000                 176,569
 Puget Energy
  3.36%; 06/01/08                                                               200,000                 199,975
 South Carolina Electric & Gas
  5.30%; 05/15/33                                                               200,000                 198,287
 Southern California Edison /1/
  8.00%; 02/15/07                                                               320,000                 350,800
 Southwestern Electric Power
  4.50%; 07/01/05                                                               240,000                 249,226
 TXU Energy /1/
  6.13%; 03/15/08                                                               150,000                 160,834
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Wisconsin Electric Power                                                  $                       $
  5.63%; 05/15/33                                                               215,000                 222,234
                                                                                                      8,710,360
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 Flextronics International
  9.88%; 07/01/10                                                               340,000                 372,300
ELECTRONIC CONNECTORS (0.12%)
 Thomas & Betts
  8.25%; 01/15/04                                                               320,000                 329,600
ENERGY-ALTERNATE SOURCES (0.06%)
 MidAmerican Energy Holdings /1/
  3.50%; 05/15/08                                                               150,000                 150,807
FEDERAL & FEDERALLY SPONSORED CREDIT (0.13%)
 Housing Urban Development
  2.99%; 08/01/05                                                               325,000                 335,075
FINANCE-AUTO LOANS (1.21%)
 Ford Motor Credit
  6.50%; 01/25/07                                                               395,000                 415,589
  6.88%; 02/01/06                                                               875,000                 928,025
  7.25%; 10/25/11                                                               425,000                 436,931
 General Motors Acceptance
  5.13%; 05/09/08                                                               300,000                 296,451
  6.88%; 09/15/11                                                               120,000                 120,400
  6.88%; 08/28/12                                                               375,000                 374,121
  7.00%; 02/01/12                                                               250,000                 251,527
  8.00%; 11/01/31                                                               140,000                 137,363
 Toyota Motor Credit
  2.80%; 01/18/06                                                               225,000                 230,723
                                                                                                      3,191,130
FINANCE-COMMERCIAL (0.04%)
 CIT Group
  7.75%; 04/02/12                                                                95,000                 113,273
FINANCE-CONSUMER LOANS (0.69%)
 American General Finance
  5.38%; 09/01/09                                                               185,000                 202,141
  5.88%; 07/14/06                                                               250,000                 275,856
 Household Finance
  3.38%; 02/21/06                                                               150,000                 155,365
  5.75%; 01/30/07                                                               750,000                 827,729
  7.00%; 05/15/12                                                               150,000                 177,547
  7.63%; 05/17/32                                                               140,000                 177,461
                                                                                                      1,816,099
FINANCE-INVESTMENT BANKER & BROKER (1.66%)
 Banque Paribas
  6.88%; 03/01/09                                                               400,000                 471,572
 Bear Stearns
  3.00%; 03/30/06                                                               375,000                 384,694
  4.00%; 01/31/08                                                               110,000                 115,064
 Credit Suisse First Boston
  5.75%; 04/15/07                                                               245,000                 272,189
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group                                                       $                       $
  4.13%; 01/15/08                                                               340,000                 357,290
  6.60%; 01/15/12                                                               530,000                 615,849
  6.88%; 01/15/11                                                               450,000                 530,977
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                               700,000                 820,663
 Morgan Stanley
  1.10%; 04/01/34 /2/                                                         4,670,060                 165,777
  4.25%; 05/15/10                                                               150,000                 154,394
  5.30%; 03/01/13                                                               190,000                 201,940
  6.75%; 04/15/11                                                               240,000                 280,723
                                                                                                      4,371,132
FINANCE-LEASING COMPANY (0.09%)
 Boeing Capital
  6.50%; 02/15/12                                                               215,000                 242,460
FINANCE-MORTGAGE LOAN/BANKER (6.49%)
 Countrywide Home Loan
  4.25%; 12/19/07                                                               120,000                 126,052
  5.25%; 06/15/04                                                               950,000                 984,929
 Federal Home Loan Bank System
  3.88%; 06/14/13                                                               625,000                 626,916
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                             1,000,000               1,000,634
  3.25%; 02/25/08                                                             1,800,000               1,840,788
  4.75%; 10/11/12                                                               550,000                 567,889
  4.75%; 05/06/13                                                               625,000                 648,267
  5.50%; 09/15/11                                                             1,500,000               1,700,596
  6.75%; 03/15/31                                                             1,786,000               2,223,577
 Federal National Mortgage Association
  2.30%; 03/28/06                                                               200,000                 202,854
  2.38%; 03/17/06                                                               625,000                 630,747
  2.88%; 05/19/08                                                               425,000                 426,680
  3.32%; 06/25/30                                                               600,000                 598,764
  3.70%; 11/01/07                                                               920,000                 952,020
  3.75%; 07/29/05                                                               975,000               1,002,814
  4.32%; 07/26/07                                                               485,000                 508,400
  4.63%; 05/01/13                                                               250,000                 257,105
  4.75%; 02/21/13                                                               650,000                 671,187
  5.25%; 08/01/12                                                               950,000               1,026,693
  6.25%; 05/15/29                                                               550,000                 644,136
  7.25%; 01/15/10                                                               215,000                 266,666
  7.25%; 05/15/30                                                               160,000                 210,866
                                                                                                     17,118,580
FINANCE-OTHER SERVICES (0.85%)
 Verizon Global Funding
  6.75%; 12/01/05                                                             1,000,000               1,115,861
  7.25%; 12/01/10                                                               825,000                 990,771
  7.75%; 12/01/30                                                               100,000                 126,648
                                                                                                      2,233,280
FOOD-DAIRY PRODUCTS (0.15%)
 Dean Foods
  6.63%; 05/15/09                                                               285,000                 296,400
  8.15%; 08/01/07                                                                85,000                  94,350
                                                                                                        390,750
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-FLOUR & GRAIN (0.10%)
 Archer-Daniels-Midland                                                    $                       $
  5.94%; 10/01/32                                                               245,000                 261,505
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 ConAgra Foods
  7.40%; 09/15/04                                                               200,000                 213,007
 Corn Products International
  8.45%; 08/15/09                                                               290,000                 330,600
 General Mills
  6.00%; 02/15/12                                                               250,000                 282,239
 Kellogg
  6.60%; 04/01/11                                                               200,000                 234,546
 Kraft Foods
  4.63%; 11/01/06                                                               350,000                 371,728
  6.25%; 06/01/12                                                                20,000                  22,624
  6.50%; 11/01/31                                                               125,000                 138,019
                                                                                                      1,592,763
FOOD-RETAIL (0.83%)
 Delhaize America
  7.38%; 04/15/06                                                               425,000                 446,250
 Kroger
  6.20%; 06/15/12                                                                30,000                  33,140
  7.50%; 04/01/31                                                               100,000                 118,604
 Safeway                                                                    100,000,000
  3.63%; 11/05/03                                                             1,500,000               1,505,241
  5.80%; 08/15/12                                                                70,000                  75,062
                                                                                                      2,178,297
FORESTRY (0.04%)
 Tembec Industries
  8.63%; 06/30/09                                                               110,000                 108,625
GAS-DISTRIBUTION (0.07%)
 KeySpan
  7.63%; 11/15/10                                                               150,000                 184,066
GOLD MINING (0.06%)
 Normandy Yandal Operations
  8.88%; 04/01/08                                                               280,000                 140,000
 Placer Dome /1/
  6.38%; 03/01/33                                                                30,000                  31,474
                                                                                                        171,474
HOME DECORATION PRODUCTS (0.08%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                               115,000                 117,181
  4.63%; 12/15/09                                                                90,000                  95,365
                                                                                                        212,546
HOME EQUITY-SEQUENTIAL (0.48%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                                               840,000                 860,568
 Residential Asset Securities
  4.59%; 10/25/26                                                               380,000                 396,207
                                                                                                      1,256,775
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOTELS & MOTELS (0.19%)
 Marriott International                                                    $                       $
  6.63%; 11/15/03                                                               500,000                 508,012
INDUSTRIAL GASES (0.16%)
 Praxair
  4.75%; 07/15/07                                                               230,000                 244,994
  6.50%; 03/01/08                                                               160,000                 185,515
                                                                                                        430,509
INSTRUMENTS-CONTROLS (0.05%)
 Parker Hannifin
  4.88%; 02/15/13                                                               120,000                 124,399
INSTRUMENTS-SCIENTIFIC (0.07%)
 PerkinElmer /1/
  8.88%; 01/15/13                                                               175,000                 189,875
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 AMVESCAP
  5.38%; 02/27/13                                                                70,000                  71,146
  5.90%; 01/15/07                                                               150,000                 163,699
                                                                                                        234,845
LIFE & HEALTH INSURANCE (0.25%)
 Lincoln National
  5.25%; 06/15/07                                                               245,000                 263,145
 Nationwide Financial Services
  5.63%; 02/13/15                                                                65,000                  70,626
 Protective Life
  4.30%; 06/01/13                                                               320,000                 316,580
                                                                                                        650,351
MACHINERY-CONSTRUCTION & MINING (0.14%)
 Case
  6.25%; 12/01/03                                                               355,000                 357,663
MEDICAL INSTRUMENTS (0.12%)
 Apogent Technologies /1/
  6.50%; 05/15/13                                                               300,000                 309,750
MEDICAL-DRUGS (0.10%)
 Wyeth
  5.25%; 03/15/13                                                               240,000                 253,610
MEDICAL-HMO (0.28%)
 Anthem
  4.88%; 08/01/05                                                               500,000                 527,924
 UnitedHealth Group
  4.88%; 04/01/13                                                               200,000                 209,386
                                                                                                        737,310
MEDICAL-HOSPITALS (0.19%)
 HCA
  7.13%; 06/01/06                                                               250,000                 271,784
 Tenet Healthcare
  5.00%; 07/01/07                                                               240,000                 224,400
                                                                                                        496,184
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.12%)
 Timken                                                                    $                       $
  5.75%; 02/15/10                                                               300,000                 315,842
METAL-DIVERSIFIED (0.20%)
 Falconbridge
  5.38%; 06/01/15                                                               135,000                 129,212
  7.35%; 06/05/12                                                                65,000                  73,239
 Noranda
  7.25%; 07/15/12                                                               310,000                 330,482
                                                                                                        532,933
MISCELLANEOUS INVESTING (0.68%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                               125,000                 122,552
  5.00%; 08/15/07                                                               130,000                 138,224
 Camden Property Trust
  5.88%; 06/01/07                                                                40,000                  43,494
  5.88%; 11/30/12                                                                65,000                  70,753
 Duke Realty
  4.63%; 05/15/13                                                               310,000                 308,986
 Prologis
  5.50%; 03/01/13                                                               150,000                 160,100
 Simon Property Group
  6.75%; 02/09/04                                                               275,000                 283,507
 Spieker Properties
  6.80%; 05/01/04                                                               375,000                 389,497
 United Dominion Realty Trust
  6.50%; 06/15/09                                                               235,000                 264,213
                                                                                                      1,781,326
MONEY CENTER BANKS (0.59%)
 Bank of America
  4.88%; 09/15/12                                                             1,035,000               1,092,305
  7.40%; 01/15/11                                                               235,000                 288,724
 United Overseas Bank /1/
  4.50%; 07/02/13                                                               170,000                 168,863
                                                                                                      1,549,892
MORTGAGE BACKED SECURITIES (3.49%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                                               265,587                 297,127
  7.63%; 07/15/32                                                               900,000               1,104,447
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.44%; 08/15/31                                                             1,750,000               2,109,975
 CS First Boston Mortgage Securities
  6.39%; 08/15/36                                                             1,250,000               1,449,147
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                                               180,000                 216,968
 GS Mortgage Securities /1/
  6.22%; 05/03/18                                                               981,900               1,082,698
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.87%; 03/15/34                                                             3,116,086                  95,887
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                             2,000,000               2,181,818
 Morgan Stanley Capital I
  4.57%; 12/18/32                                                               271,125                 285,124
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Morgan Stanley Capital (continued)
                                                                           $                       $
  7.11%; 04/15/33                                                               110,000                 131,208
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                               210,000                 252,171
                                                                                                      9,206,570
MULTI-LINE INSURANCE (0.52%)
 Allstate
  5.35%; 06/01/33                                                               160,000                 156,313
 Hartford Financial Services Group
  2.38%; 06/01/06                                                               275,000                 274,759
  4.70%; 09/01/07                                                               175,000                 185,572
 MetLife
  5.25%; 12/01/06                                                               300,000                 327,832
  5.38%; 12/15/12                                                               180,000                 193,945
 Safeco
  4.88%; 02/01/10                                                               210,000                 222,017
                                                                                                      1,360,438
MULTIMEDIA (1.01%)
 AOL Time Warner
  5.63%; 05/01/05                                                               350,000                 371,569
  7.63%; 04/15/31                                                               715,000                 825,185
 Gannett
  4.95%; 04/01/05                                                               425,000                 449,231
 News America
  4.75%; 03/15/10 /1/                                                            95,000                  99,296
  6.55%; 03/15/33 /1/                                                           240,000                 255,287
  6.63%; 01/09/08                                                               255,000                 290,628
 Viacom
  7.88%; 07/30/30                                                               125,000                 163,327
 Walt Disney
  5.38%; 06/01/07                                                               200,000                 217,992
                                                                                                      2,672,515
NON-HAZARDOUS WASTE DISPOSAL (0.14%)
 Allied Waste
  8.50%; 12/01/08                                                               335,000                 360,125
OFFICE SUPPLIES & FORMS (0.01%)
 Avery Dennison
  6.00%; 01/15/33                                                                35,000                  37,274
OIL & GAS DRILLING (0.51%)
 Nabors Holdings
  4.88%; 08/15/09                                                               255,000                 268,945
 Nabors Industries
  6.80%; 04/15/04                                                               355,000                 369,515
 Pride International
  9.38%; 05/01/07                                                               320,000                 330,400
 Transocean
  6.63%; 04/15/11                                                               325,000                 376,494
                                                                                                      1,345,354
OIL COMPANY-EXPLORATION & PRODUCTION (1.70%)
 Alberta Energy
  7.38%; 11/01/31                                                               125,000                 158,073
 Anadarko Finance
  6.75%; 05/01/11                                                               275,000                 322,325
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Anadarko Petroleum                                                        $                       $
  5.38%; 03/01/07                                                               365,000                 399,406
 Canadian Natural Resources
  7.20%; 01/15/32                                                               225,000                 276,469
 Devon Energy
  7.95%; 04/15/32                                                               275,000                 353,975
 Forest Oil
  8.00%; 06/15/08                                                               300,000                 321,000
 Kerr-McGee
  5.88%; 09/15/06                                                               450,000                 490,765
 Nexen
  7.88%; 03/15/32                                                               125,000                 154,533
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                                               770,000                 879,725
 Petroleos Mexicanos
  6.50%; 02/01/05                                                               450,000                 478,125
 Western Oil Sands
  8.38%; 05/01/12                                                               305,000                 340,075
 XTO Energy
  6.25%; 04/15/13 /1/                                                            90,000                  95,625
  7.50%; 04/15/12                                                               195,000                 221,325
                                                                                                      4,491,421
OIL COMPANY-INTEGRATED (0.72%)
 Amerada Hess
  5.30%; 08/15/04                                                               275,000                 285,408
  7.13%; 03/15/33                                                               160,000                 182,110
  7.88%; 10/01/29                                                                80,000                  97,368
 Conoco Funding
  7.25%; 10/15/31                                                               350,000                 439,695
 Occidental Petroleum
  4.00%; 11/30/07                                                               170,000                 178,378
 PanCanadian Energy
  7.20%; 11/01/31                                                               160,000                 198,345
 Petro-Canada
  5.35%; 07/15/33                                                               150,000                 143,380
 Petrobras International Finance
  9.13%; 02/01/07                                                               200,000                 216,000
 Petronas Capital /1/
  7.88%; 05/22/22                                                               125,000                 148,280
                                                                                                      1,888,964
OIL REFINING & MARKETING (0.30%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                               150,000                 171,305
 Tesoro Petroleum /1/
  8.00%; 04/15/08                                                               340,000                 348,500
 Valero Energy
  6.88%; 04/15/12                                                               250,000                 283,393
                                                                                                        803,198
PAPER & RELATED PRODUCTS (1.16%)
 Abitibi-Consolidated
  5.25%; 06/20/08                                                               100,000                  98,055
  6.95%; 12/15/06                                                               200,000                 211,446
 Bowater /1/
  6.50%; 06/15/13                                                               300,000                 284,642
 Cascades /1/
  7.25%; 02/15/13                                                               355,000                 373,638
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 International Paper                                                       $                       $
  5.85%; 10/30/12                                                               210,000                 228,876
  6.75%; 09/01/11                                                                45,000                  52,048
 Norske Skog /1/
  7.63%; 10/15/11                                                               500,000                 570,585
 NorskeCanada
  8.63%; 06/15/11                                                               295,000                 308,275
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                                               150,000                 171,309
 Smurfit Capital Funding
  6.75%; 11/20/05                                                               350,000                 360,500
 Weyerhaeuser
  6.13%; 03/15/07                                                               250,000                 276,550
  7.38%; 03/15/32                                                               100,000                 114,952
                                                                                                      3,050,876
PHARMACY SERVICES (0.10%)
 Omnicare
  6.13%; 06/01/13                                                               180,000                 183,600
  8.13%; 03/15/11                                                                75,000                  81,375
                                                                                                        264,975
PIPELINES (0.71%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                               500,000                 601,788
 Enbridge Energy Partners /1/
  4.75%; 06/01/13                                                               250,000                 250,382
 Equitable Resources
  5.15%; 11/15/12                                                               130,000                 139,397
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                               155,000                 168,939
  6.75%; 03/15/11                                                               185,000                 215,124
 National Fuel Gas
  5.25%; 03/01/13                                                               190,000                 197,625
 TEPPCO Partners
  6.13%; 02/01/13                                                                50,000                  55,524
 Texas Eastern Transmission
  5.25%; 07/15/07                                                               240,000                 257,817
                                                                                                      1,886,596
POULTRY (0.39%)
 Tyson Foods
  6.63%; 10/01/04                                                               840,000                 870,698
  7.25%; 10/01/06                                                               145,000                 161,929
                                                                                                      1,032,627
PROPERTY & CASUALTY INSURANCE (0.25%)
 ACE INA Holdings
  8.20%; 08/15/04                                                               250,000                 266,736
 Travelers Property Casualty
  6.38%; 03/15/33                                                               100,000                 109,294
 XL Capital
  6.50%; 01/15/12                                                               250,000                 285,916
                                                                                                        661,946
PUBLISHING-BOOKS (0.16%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                               385,000                 429,773
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.14%)
 EOP Operating                                                             $                       $
  7.00%; 07/15/11                                                               325,000                 377,185
REGIONAL AUTHORITY (0.60%)
 Financement Quebec
  5.00%; 10/25/12                                                               675,000                 728,640
 Province of Manitoba
  2.75%; 01/17/06                                                               550,000                 560,351
 Province of Quebec
  7.50%; 09/15/29                                                               225,000                 299,873
                                                                                                      1,588,864
REGIONAL BANKS (1.93%)
 Bank One
  7.63%; 08/01/05                                                               750,000                 840,381
 FleetBoston Financial
  8.13%; 07/01/04                                                               275,000                 292,931
 KeyCorp
  4.63%; 05/16/05                                                               450,000                 474,666
  8.00%; 07/01/04                                                               375,000                 398,542
 Korea Development Bank
  7.13%; 04/22/04                                                               525,000                 546,644
 PNC Funding
  5.75%; 08/01/06                                                               750,000                 827,509
 SunTrust Banks
  5.05%; 07/01/07                                                               260,000                 283,913
 Wachovia
  5.63%; 12/15/08                                                               600,000                 679,943
  6.38%; 02/01/09                                                               150,000                 174,453
 Wells Fargo
  5.00%; 11/15/14                                                                95,000                 100,650
  5.13%; 02/15/07                                                               430,000                 470,410
                                                                                                      5,090,042
RESEARCH & DEVELOPMENT (0.10%)
 Science Applications International
  7.13%; 07/01/32                                                               235,000                 274,020
RETAIL-DISCOUNT (0.24%)
 Target
  5.88%; 03/01/12                                                               215,000                 242,964
 Wal-Mart Stores
  4.38%; 07/12/07                                                               360,000                 385,781
                                                                                                        628,745
RETAIL-DRUG STORE (0.08%)
 CVS /1/
  7.77%; 01/10/12                                                               199,607                 224,015
RETAIL-REGIONAL DEPARTMENT STORE (0.03%)
 Kohl's
  6.00%; 01/15/33                                                                85,000                  91,954
RETAIL-RESTAURANTS (0.15%)
 Yum! Brands
  7.70%; 07/01/12                                                               345,000                 393,300
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SATELLITE TELECOM (0.13%)
 EchoStar DBS                                                              $                       $
  10.38%; 10/01/07                                                              315,000                 348,863
SAVINGS & LOANS-THRIFTS (0.26%)
 Washington Mutual
  3.97%; 03/25/33                                                               552,000                 565,993
  5.50%; 01/15/13                                                               100,000                 109,012
                                                                                                        675,005
SOVEREIGN (0.83%)
 Chile Government
  5.50%; 01/15/13                                                                90,000                  95,220
 Italy Government
  5.63%; 06/15/12                                                               200,000                 228,774
 Mexico Government
  8.30%; 08/15/31                                                               315,000                 362,723
  8.38%; 01/14/11                                                             1,065,000               1,275,870
 Poland Government
  6.25%; 07/03/12                                                               190,000                 219,925
                                                                                                      2,182,512
SPECIAL PURPOSE ENTITY (0.05%)
 FPL Group Capital
  6.88%; 06/01/04                                                               125,000                 131,013
SUPRANATIONAL BANK (0.26%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                               345,000                 365,912
  6.88%; 03/15/12                                                               270,000                 307,378
                                                                                                        673,290
TELECOMMUNICATION SERVICES (0.57%)
 Citizens Communications
  6.38%; 08/15/04                                                               715,000                 747,192
  7.45%; 01/15/04                                                               125,000                 128,701
  7.63%; 08/15/08                                                               285,000                 338,520
 MasTec
  7.75%; 02/01/08                                                               335,000                 301,500
                                                                                                      1,515,913
TELEPHONE COMMUNICATION (0.18%)
 Telstra
  6.38%; 04/01/12                                                               410,000                 472,075
TELEPHONE-INTEGRATED (2.28%)
 ALLTEL
  7.00%; 07/01/12                                                               275,000                 333,795
  7.88%; 07/01/32                                                                60,000                  79,781
 AT&T
  6.00%; 03/15/09                                                               140,000                 149,805
 BellSouth
  6.88%; 10/15/31                                                               225,000                 264,848
 British Telecommunications
  7.88%; 12/15/05                                                             1,460,000               1,662,707
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                               440,000                 490,656
  8.50%; 06/15/10                                                               225,000                 276,385
 France Telecom
  9.25%; 03/01/11                                                               560,000                 704,796
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications                                                        $                       $
  5.88%; 08/15/12                                                               220,000                 248,017
 Sprint Capital
  6.13%; 11/15/08                                                               175,000                 189,932
  6.90%; 05/01/19                                                               110,000                 115,219
  8.75%; 03/15/32                                                               220,000                 263,345
 Telefonica Europe
  7.75%; 09/15/10                                                               510,000                 629,297
 Telefonos de Mexico
  8.25%; 01/26/06                                                               400,000                 449,000
 Verizon Florida
  6.13%; 01/15/13                                                               150,000                 169,843
                                                                                                      6,027,426
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                                                               135,000                 151,087
TOOLS-HAND HELD (0.05%)
 Stanley Works /1/
  4.90%; 11/01/12                                                               135,000                 140,846
TRANSPORT-RAIL (1.24%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                               115,000                 149,337
 Canadian National Railway
  7.38%; 10/15/31                                                               235,000                 297,134
 Canadian Pacific Railway
  7.13%; 10/15/31                                                               175,000                 214,460
 CSX
  4.88%; 11/01/09                                                               170,000                 181,118
  6.25%; 10/15/08                                                               390,000                 445,346
 Norfolk Southern
  7.88%; 02/15/04                                                               750,000                 779,103
 Union Pacific
  4.70%; 01/02/24                                                               115,000                 117,037
  5.75%; 10/15/07                                                               660,000                 732,659
  5.84%; 05/25/04                                                               250,000                 258,693
  6.63%; 02/01/29                                                                80,000                  90,289
                                                                                                      3,265,176
TRANSPORT-SERVICES (0.17%)
 FedEx
  7.96%; 03/28/17                                                               282,311                 311,561
 Offshore Logistics /1/
  6.13%; 06/15/13                                                               150,000                 150,375
                                                                                                        461,936
VENTURE CAPITAL (0.12%)
 Arch Western Finance /1/
  6.75%; 07/01/13                                                               315,000                 322,875
                                                                           TOTAL BONDS              147,614,231

                                                         Principal

     Type           Rate              Maturity           Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (13.70%)
                                                                           $                       $
FHLMC /3/        5.00%        12/01/17 - 07/01/33                             3,055,166               3,136,313
FHLMC            5.50%        01/01/09 - 04/01/33                            13,768,425              14,232,862
FHLMC            6.00%        09/01/16 - 11/01/32                             9,242,692               9,590,406
FHLMC            6.50%        04/01/16 - 05/01/32                             4,843,708               5,051,333
FHLMC            7.00%        12/01/29 - 12/01/31                             2,329,733               2,443,022
FHLMC            7.50%        11/01/29 - 03/01/31                             1,139,724               1,211,285
FHLMC            8.00%        09/01/30                                          449,264                 481,566
                                                              TOTAL FHLMC CERTIFICATES               36,146,787

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (11.29%)
FNMA /3/         4.50%        05/01/18 - 07/01/33                             6,150,001               6,259,235
FNMA             5.00%        06/01/18                                        2,850,000               2,947,553
FNMA             5.50%        03/01/09 - 11/01/22                             2,483,971               2,576,458
FNMA             6.00%        05/01/09 - 01/01/33                             5,164,868               5,386,860
FNMA             6.50%        12/01/10 - 09/01/32                             8,582,997               8,977,932
FNMA             7.00%        08/01/31 - 05/01/32                             3,149,221               3,316,437
FNMA             7.50%        06/01/30                                          294,380                 312,770
                                                               TOTAL FNMA CERTIFICATES               29,777,245

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.24%)
GNMA I           5.50%        12/15/31                                          603,151                 629,399
GNMA I           6.50%        09/15/31 - 12/15/32                             9,196,130               9,656,387
GNMA I           7.00%        10/15/29 - 03/15/31                               929,716                 982,422
GNMA I           7.50%        05/15/29                                        1,188,902               1,263,885
GNMA I           8.00%        12/15/30                                          410,171                 442,689
GNMA II          6.00%        07/20/28 - 07/20/29                             2,956,977               3,085,995
GNMA II          6.50%        03/20/28 - 05/20/29                               382,162                 399,804
                                                               TOTAL GNMA CERTIFICATES               16,460,581

                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
TREASURY BONDS (9.67%)
 U.S. Treasury                                                             $                       $
  2.63%; 05/15/08                                                             2,500,000               2,522,852
  3.50%; 11/15/06                                                               140,000                 147,574
  4.75%; 11/15/08                                                               220,000                 243,882
  4.88%; 02/15/12                                                             1,400,000               1,556,187
  5.00%; 08/15/11                                                                75,000                  84,129
  5.38%; 02/15/31                                                             1,830,000               2,060,681
  5.50%; 05/15/09                                                             2,000,000               2,303,594
  5.63%; 05/15/08                                                             1,950,000               2,235,492
  6.00%; 02/15/26                                                               500,000                 597,676
  6.25%; 02/15/07                                                             1,375,000               1,581,250
  6.25%; 08/15/23                                                             2,755,000               3,374,660
  6.25%; 05/15/30                                                             3,465,000               4,313,655
                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury (continued)                                                 $                       $
  6.75%; 08/15/26                                                               750,000                 977,314
  7.50%; 11/15/16                                                             1,990,000               2,701,347
  8.00%; 11/15/21                                                               565,000                 818,522
                                                                  TOTAL TREASURY BONDS               25,518,815

                                                         Principal

                                                         Amount                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.49%)
DIVERSIFIED FINANCIAL SERVICES (2.49%)
 Investment in Joint Trading Account; General Electric
  Capital
  1.29%; 07/01/03                                                             6,558,303               6,558,303
                                                                TOTAL COMMERCIAL PAPER                6,558,303

                                                          Principal Amount
                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.83%)
 Lehman Brothers; 1.15%; 07/01/03 (collateralized by                                               $
  FHLBC; $2,248,368; 08/11/08) /4/                                         $  2,204,281               2,204,281
                                                           TOTAL REPURCHASE AGREEMENTS                2,204,281
                                                                                                   ------------

                                                 TOTAL PORTFOLIO INVESTMENTS (100.17%)              264,280,243
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.17%)                                                      (453,854)
                                                            TOTAL NET ASSETS (100.00%)             $263,826,389
                                                                                                   ---------------


/1 /Restricted Security - The account held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $8,881,473 or 3.37% of net assets.
/2 /Variable rate.
/3 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.
/4 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.48%)
AEROSPACE & DEFENSE EQUIPMENT (1.53%)
                                                                          $
 Lockheed Martin                                        37,771               1,796,766
 United Technologies                                    22,160               1,569,593
                                                                             3,366,359
APPLICATIONS SOFTWARE (1.18%)
 Citrix Systems /1/                                     82,478               1,679,252
 Intuit /1/                                             20,850                 928,451
                                                                             2,607,703
AUTO-CARS & LIGHT TRUCKS (0.89%)
 Ford Motor                                            178,289               1,959,396
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.32%)
 Paccar                                                 43,140               2,914,538
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.39%)
 Lear /1/                                               18,450                 849,069
BEVERAGES-NON-ALCOHOLIC (1.01%)
 Coca-Cola Enterprises                                 122,300               2,219,745
BREWERY (1.13%)
 Anheuser-Busch                                         48,824               2,492,465
BROADCASTING SERVICES & PROGRAMMING (2.66%)
 Fox Entertainment Group /1/                            91,957               2,646,522
 Liberty Media /1/                                     278,048               3,214,235
                                                                             5,860,757
BUILDING-RESIDENTIAL & COMMERCIAL (1.46%)
 Centex                                                  8,337                 648,535
 Lennar                                                 35,901               2,566,922
                                                                             3,215,457
CABLE TV (0.36%)
 Comcast /1/                                            26,000                 784,680
CELLULAR TELECOMMUNICATIONS (1.52%)
 AT&T Wireless Services /1/                            407,022               3,341,651
CHEMICALS-DIVERSIFIED (0.87%)
 E. I. Du Pont de Nemours                               46,117               1,920,312
CHEMICALS-SPECIALTY (1.08%)
 Sigma-Aldrich                                          43,955               2,381,482
COMMERCIAL BANKS (3.33%)
 Bank of Hawaii                                         18,500                 613,275
 City National                                          14,400                 641,664
 First Tennessee National                               60,240               2,645,138
 Popular                                                40,000               1,543,600
 UnionBanCal                                            45,850               1,896,815
                                                                             7,340,492
COMPUTER SERVICES (0.96%)
 Computer Sciences /1/                                  55,280               2,107,274
COMPUTERS (2.93%)
 Hewlett-Packard                                       213,670               4,551,171
 International Business Machines                        23,060               1,902,450
                                                                             6,453,621
COMPUTERS-MEMORY DEVICES (0.47%)
 Veritas Software /1/                                   36,270               1,039,861
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.32%)
                                                                          $
 Fortune Brands                                         13,390                 698,958
CONTAINERS-METAL & GLASS (0.86%)
 Ball                                                   41,410               1,884,569
CONTAINERS-PAPER & PLASTIC (0.42%)
 Pactiv /1/                                             47,490                 936,028
COSMETICS & TOILETRIES (1.69%)
 Procter & Gamble                                       41,742               3,722,552
DISPOSABLE MEDICAL PRODUCTS (0.47%)
 C.R. Bard                                              14,623               1,042,766
DIVERSIFIED FINANCIAL SERVICES (3.98%)
 Citigroup                                             204,770               8,764,156
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.49%)
 Viad                                                   48,500               1,085,915
ELECTRIC-INTEGRATED (5.43%)
 Edison International /1/                              166,500               2,735,595
 Entergy                                                62,716               3,310,150
 Exelon                                                 51,000               3,050,310
 PPL                                                    66,285               2,850,255
                                                                            11,946,310
ELECTRONICS-MILITARY (0.28%)
 L-3 Communications Holdings /1/                        14,100                 613,209
ENTERPRISE SOFTWARE & SERVICE (0.92%)
 Computer Associates International                      90,730               2,021,464
FINANCE-INVESTMENT BANKER & BROKER (3.84%)
 Bear Stearns                                           36,890               2,671,574
 Goldman Sachs Group                                    32,800               2,747,000
 Lehman Brothers Holdings                               45,827               3,046,579
                                                                             8,465,153
FINANCIAL GUARANTEE INSURANCE (0.78%)
 Ambac Financial Group                                  25,933               1,718,061
FOOD-DAIRY PRODUCTS (0.30%)
 Dean Foods /1/                                         21,309                 671,233
HEALTH CARE COST CONTAINMENT (0.72%)
 McKesson                                               44,200               1,579,708
INTERNET SECURITY (0.62%)
 CheckFree /1/                                          49,324               1,373,180
LIFE & HEALTH INSURANCE (1.38%)
 John Hancock Financial Services                        98,860               3,037,968
MEDICAL STERILIZATION PRODUCT (0.48%)
 Steris /1/                                             45,880               1,059,369
MEDICAL-DRUGS (1.84%)
 King Pharmaceuticals /1/                               88,126               1,300,740
 Merck                                                  45,369               2,747,093
                                                                             4,047,833
MEDICAL-HMO (1.47%)
 Aetna                                                  53,670               3,230,934
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (1.10%)
                                                                          $
 Simon Property Group                                   61,964               2,418,455
MONEY CENTER BANKS (3.68%)
 Bank of America                                        90,595               7,159,723
 JP Morgan Chase                                        27,500                 939,950
                                                                             8,099,673
MULTI-LINE INSURANCE (4.51%)
 Allstate                                               85,506               3,048,289
 American International Group                           22,707               1,252,972
 Hartford Financial Services                            14,500                 730,220
 Old Republic International                             74,736               2,561,203
 Prudential Financial                                   69,611               2,342,410
                                                                             9,935,094
MULTIMEDIA (2.24%)
 AOL Time Warner /1/                                    77,189               1,241,971
 Belo                                                    6,600                 147,576
 Viacom /1/                                             80,907               3,532,400
                                                                             4,921,947
NETWORKING PRODUCTS (1.25%)
 Emulex /1/                                            120,900               2,752,893
OFFICE AUTOMATION & EQUIPMENT (0.46%)
 Xerox /1/                                              95,783               1,014,342
OIL COMPANY-EXPLORATION & PRODUCTION (1.76%)
 Anadarko Petroleum                                     14,200                 631,474
 Apache                                                 38,790               2,523,678
 Burlington Resources                                   13,176                 712,426
                                                                             3,867,578
OIL COMPANY-INTEGRATED (8.42%)
 ChevronTexaco                                          23,030               1,662,766
 ConocoPhillips                                         34,622               1,897,286
 Exxon Mobil                                           325,495              11,688,525
 Occidental Petroleum                                   98,386               3,300,850
                                                                            18,549,427
PHOTO EQUIPMENT & SUPPLIES (0.46%)
 Eastman Kodak                                          37,150               1,016,052
PIPELINES (0.91%)
 Questar                                                60,162               2,013,622
PROPERTY & CASUALTY INSURANCE (1.02%)
 Fidelity National Financial                            72,972               2,244,619
PUBLISHING-NEWSPAPERS (1.21%)
 Tribune                                                55,327               2,672,294
REGIONAL BANKS (5.84%)
 National City                                          53,893               1,762,840
 U.S. Bancorp                                           73,808               1,808,296
 Wachovia                                              104,754               4,185,970
 Wells Fargo                                           101,026               5,091,710
                                                                            12,848,816
RETAIL-COMPUTER EQUIPMENT (0.13%)
 GameStop /1/                                           21,656                 279,795
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.93%)
                                                                          $
 CVS                                                    72,860               2,042,266
RETAIL-MAJOR DEPARTMENT STORE (1.02%)
 J.C. Penney                                           133,600               2,251,160
SATELLITE TELECOM (0.50%)
 PanAmSat /1/                                           59,300               1,092,899
SAVINGS & LOANS-THRIFTS (1.94%)
 Golden West Financial                                   8,300                 664,083
 Washington Mutual                                      87,182               3,600,617
                                                                             4,264,700
STEEL-PRODUCERS (0.66%)
 United States Steel                                    88,800               1,453,656
TELECOMMUNICATION EQUIPMENT (1.13%)
 Andrew /1/                                            140,680               1,294,256
 Comverse Technology /1/                                80,120               1,204,204
                                                                             2,498,460
TELEPHONE-INTEGRATED (5.82%)
 ALLTEL                                                 14,900                 718,478
 AT&T                                                   88,500               1,703,625
 BellSouth                                             121,758               3,242,416
 CenturyTel                                             30,600               1,066,410
 SBC Communications                                     81,100               2,072,105
 Verizon Communications                                101,632               4,009,382
                                                                            12,812,416
TOBACCO (1.27%)
 Altria Group                                           61,344               2,787,471
TOOLS-HAND HELD (0.45%)
 Black & Decker                                         22,620                 982,839
TRANSPORT-RAIL (1.98%)
 Burlington Northern Santa Fe                           57,900               1,646,676
 Union Pacific                                          46,600               2,703,732
                                                                             4,350,408
TRANSPORT-SERVICES (1.41%)
 FedEx                                                  50,000               3,101,500
                                          TOTAL COMMON STOCKS              219,026,610

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
BONDS (0.41%)
FINANCE-INVESTMENT BANKER & BROKER (0.25%)
 Goldman Sachs Group /2/ /3/                       $                      $
  1.40%; 10/02/03                                      250,000                 250,000
 Lehman Brothers Holdings /2/                       10,000,000
  2.02%; 07/15/03                                      306,084                 306,084
                                                                               556,084
                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.16%)
 Bank of America /2/ /3/                           $                      $
  1.35%; 07/07/03                                      350,000                 350,005
                                                  TOTAL BONDS                  906,089

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.51%)
DIVERSIFIED FINANCIAL SERVICES (0.51%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.29%; 07/01/03                                    1,126,819               1,126,819
                                       TOTAL COMMERCIAL PAPER                1,126,819

                                                Principal Amount
                                                                              Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.74%)
 Credit Suisse First Boston; 1.20%; 07/01/03
  (collateralized by GNMAs; $4,851,967;                                   $
  07/15/04 - 03/15/42) /2/                         $ 4,781,000               4,781,000
 JP Morgan; 1.10%; 07/01/03 (collateralized
  by Treasury Notes; $3,469,725; 08/15/07 -
  05/15/08) /2/                                      3,459,000               3,459,000
                                  TOTAL REPURCHASE AGREEMENTS                8,240,000
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (104.14%)              229,299,518
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.14%)                           (9,117,913)
                                   TOTAL NET ASSETS (100.00%)             $220,181,605
                                                                          ---------------



/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans. /3 /Variable rate.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (96.72%)
APPLICATIONS SOFTWARE (7.12%)
                                                                           $
 Mercury Interactive /1/                                  8,800                 339,768
 Microsoft                                              631,100              16,162,471
 Siebel Systems /1/                                      32,200                 307,188
                                                                             16,809,427
BEVERAGES-NON-ALCOHOLIC (3.03%)
 Coca-Cola                                               87,525               4,062,035
 Pepsico                                                 69,310               3,084,295
                                                                              7,146,330
BREWERY (0.53%)
 Anheuser-Busch                                          24,330               1,242,047
BROADCASTING SERVICES & PROGRAMMING (1.61%)
 Clear Channel Communications /1/                        89,800               3,806,622
CABLE TV (0.85%)
 Comcast /1/                                             66,650               2,011,497
CELLULAR TELECOMMUNICATIONS (0.25%)
 AT&T Wireless Services /1/                              72,000                 591,120
CIRCUIT BOARDS (0.27%)
 Jabil Circuit /1/                                       28,630                 632,723
COMMERCIAL SERVICES (0.41%)
 Weight Watchers International /1/                       21,270                 967,572
COMPUTERS (3.12%)
 Dell Computer /1/                                      111,250               3,555,550
 Hewlett-Packard                                         65,500               1,395,150
 International Business Machines                         29,150               2,404,875
                                                                              7,355,575
COMPUTERS-MEMORY DEVICES (0.69%)
 EMC /1/                                                 69,250                 725,048
 Veritas Software /1/                                    31,300                 897,371
                                                                              1,622,419
COSMETICS & TOILETRIES (3.28%)
 Colgate-Palmolive                                       27,400               1,587,830
 Gillette                                                43,850               1,397,061
 Procter & Gamble                                        53,250               4,748,835
                                                                              7,733,726
DATA PROCESSING & MANAGEMENT (1.17%)
 Automatic Data Processing                               27,250                 922,685
 First Data                                              44,250               1,833,720
                                                                              2,756,405
DIVERSIFIED FINANCIAL SERVICES (3.67%)
 Citigroup                                              202,516               8,667,685
DIVERSIFIED MANUFACTURING OPERATIONS (5.69%)
 3M                                                      34,900               4,501,402
 General Electric                                       311,125               8,923,065
                                                                             13,424,467
E-COMMERCE-SERVICES (1.52%)
 eBay /1/                                                17,800               1,854,404
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (CONTINUED)
                                                                           $
 InterActiveCorp /1/                                     43,530               1,722,482
                                                                              3,576,886
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.96%)
 Altera /1/                                              56,900                 933,160
 Broadcom /1/                                            21,400                 533,074
 Intel                                                  296,600               6,164,534
 Texas Instruments                                       97,300               1,712,480
                                                                              9,343,248
ELECTRONIC FORMS (0.28%)
 Adobe Systems                                           20,600                 660,642
ENTERPRISE SOFTWARE & SERVICE (1.41%)
 Oracle /1/                                             243,650               2,928,673
 Peoplesoft /1/                                          22,500                 395,775
                                                                              3,324,448
FIDUCIARY BANKS (0.94%)
 Bank of New York                                        77,350               2,223,812
FINANCE-CREDIT CARD (0.91%)
 American Express                                        51,200               2,140,672
FINANCE-INVESTMENT BANKER & BROKER (0.53%)
 Goldman Sachs Group                                     15,076               1,262,615
FOOD-MISCELLANEOUS/DIVERSIFIED (0.38%)
 Kraft Foods                                             27,800                 904,890
INTERNET BROKERS (0.58%)
 Charles Schwab                                         136,050               1,372,745
INTERNET SECURITY (0.31%)
 Symantec /1/                                            16,520                 724,567
LIFE & HEALTH INSURANCE (0.67%)
 Aflac                                                   51,200               1,574,400
MEDICAL INSTRUMENTS (2.36%)
 Boston Scientific /1/                                   15,650                 956,215
 Medtronic                                               69,850               3,350,704
 St. Jude Medical /1/                                    22,025               1,266,438
                                                                              5,573,357
MEDICAL PRODUCTS (2.39%)
 Johnson & Johnson                                      109,050               5,637,885
MEDICAL-BIOMEDICAL/GENE (2.35%)
 Amgen /1/                                               83,410               5,541,760
MEDICAL-DRUGS (12.16%)
 Abbott Laboratories                                     58,650               2,566,524
 Bristol-Myers Squibb                                    39,350               1,068,353
 Celgene /1/                                             21,625                 657,400
 Eli Lilly                                               40,900               2,820,873
 Forest Laboratories /1/                                 17,600                 963,600
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Merck                                                   60,950               3,690,522
 Pfizer                                                 387,964              13,248,971
 Wyeth                                                   81,000               3,689,550
                                                                             28,705,793
MEDICAL-HMO (1.22%)
 UnitedHealth Group                                      57,100               2,869,275
MEDICAL-HOSPITALS (0.20%)
 Health Management Associates                            25,700                 474,165
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.65%)
 AmerisourceBergen                                       22,200               1,539,570
MONEY CENTER BANKS (0.41%)
 JP Morgan Chase                                         28,300                 967,294
MULTI-LINE INSURANCE (1.89%)
 American International Group                            80,750               4,455,785
MULTIMEDIA (1.77%)
 Gannett                                                 13,400               1,029,254
 Viacom /1/                                              72,110               3,148,323
                                                                              4,177,577
NETWORKING PRODUCTS (3.03%)
 Cisco Systems /1/                                      349,700               5,836,493
 Emulex /1/                                              31,600                 719,532
 Juniper Networks /1/                                    48,700                 602,419
                                                                              7,158,444
OIL COMPANY-INTEGRATED (1.96%)
 Exxon Mobil                                            129,050               4,634,185
OIL FIELD MACHINERY & EQUIPMENT (0.57%)
 Smith International /1/                                 36,850               1,353,869
OIL-FIELD SERVICES (0.87%)
 Baker Hughes                                            35,000               1,174,950
 BJ Services /1/                                         23,800                 889,168
                                                                              2,064,118
REGIONAL BANKS (1.72%)
 Fifth Third Bancorp                                     26,400               1,513,776
 Wells Fargo                                             50,750               2,557,800
                                                                              4,071,576
RETAIL-APPAREL & SHOE (0.60%)
 Abercrombie & Fitch /1/                                 40,800               1,159,128
 Limited                                                 16,975                 263,113
                                                                              1,422,241
RETAIL-BEDDING (0.55%)
 Bed Bath & Beyond /1/                                   33,450               1,298,195
RETAIL-BUILDING PRODUCTS (2.10%)
 Home Depot                                             107,040               3,545,165
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
                                                                           $
 Lowe's                                                  32,650               1,402,317
                                                                              4,947,482
RETAIL-DISCOUNT (5.89%)
 Costco Wholesale /1/                                    59,525               2,178,615
 Dollar Tree Stores /1/                                  41,600               1,319,968
 Target                                                  46,100               1,744,424
 TJX                                                     44,500                 838,380
 Wal-Mart Stores                                        145,850               7,827,769
                                                                             13,909,156
RETAIL-DRUG STORE (0.45%)
 Walgreen                                                35,375               1,064,788
RETAIL-JEWELRY (0.21%)
 Tiffany                                                 14,850                 485,298
RETAIL-REGIONAL DEPARTMENT STORE (0.41%)
 Kohls /1/                                               19,075                 980,074
RETAIL-RESTAURANTS (0.91%)
 McDonald's                                              39,800                 877,988
 Yum! Brands /1/                                         43,100               1,274,036
                                                                              2,152,024
SATELLITE TELECOM (0.53%)
 EchoStar Communications /1/                             36,000               1,246,320
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.87%)
 Analog Devices /1/                                      39,600               1,378,872
 Linear Technology                                       50,650               1,631,436
 Maxim Integrated Products                               40,800               1,394,952
                                                                              4,405,260
SEMICONDUCTOR EQUIPMENT (1.15%)
 Applied Materials /1/                                  128,850               2,043,561
 Novellus Systems /1/                                    18,400                 673,826
                                                                              2,717,387
TELECOMMUNICATION EQUIPMENT (0.89%)
 Qualcomm                                                44,550               1,592,662
 UTStarcom /1/                                           14,400                 512,208
                                                                              2,104,870
TELEPHONE-INTEGRATED (1.21%)
 Verizon Communications                                  72,698               2,867,936
TELEVISION (0.60%)
 Univision Communications /1/                            46,600               1,416,640
THERAPEUTICS (0.62%)
 Gilead Sciences /1/                                     26,275               1,460,365
TOBACCO (1.59%)
 Altria Group                                            82,500               3,748,800
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.41%)
                                                                           $
 Yahoo /1/                                               29,300                 959,868
                                           TOTAL COMMON STOCKS              228,287,897

                                                  Principal Amount
                                                                              Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.66%)
 Lehman Brothers; 1.15%; 07/01/03
  (collateralized by FHLBC; $3,989,643;
  08/11/08) /2/                                      $3,911,414            $  3,911,414
                                   TOTAL REPURCHASE AGREEMENTS                3,911,414
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.38%)              232,199,311
CASH AND RECEIVABLES, NET OF LIABILITIES
 (1.62%)                                                                      3,818,569
                                    TOTAL NET ASSETS (100.00%)             $236,017,880
                                                                           --------------



/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                   Principal

                                                   Amount                                Value

---------------------------------------------------------------------------------------------------------
BONDS (24.03%)
ELECTRIC-INTEGRATED (2.42%)
 Tennessee Valley Authority                                   $                      $
  4.75%; 07/15/04                                               3,000,000               3,110,106
  4.88%; 12/15/16                                               2,000,000               2,206,928
  5.38%; 11/13/08                                               4,000,000               4,503,996
                                                                                        9,821,030
FEDERAL & FEDERALLY SPONSORED CREDIT (7.24%)
 Federal Farm Credit Bank
  3.13%; 01/08/07                                               4,000,000               4,140,699
  3.95%; 10/22/07                                               4,000,000               4,029,520
  4.90%; 03/21/06                                               3,000,000               3,253,440
  5.05%; 12/27/12                                               3,000,000               3,166,527
  7.25%; 06/12/07                                               3,000,000               3,557,808
 Housing Urban Development
  6.07%; 08/01/21                                               3,000,000               3,132,903
 Student Loan Marketing Association
  4.75%; 04/23/04                                               1,000,000               1,031,712
  5.70%; 07/01/04                                               1,050,000               1,097,780
  6.13%; 12/01/05                                               1,560,000               1,729,772
  6.25%; 12/01/08                                               1,100,000               1,289,834
  8.47%; 12/01/08                                               1,000,000               1,283,477
  9.15%; 12/01/04                                               1,200,000               1,332,785
  9.25%; 06/01/04                                                 350,000                 375,943
                                                                                       29,422,200
FINANCE-MORTGAGE LOAN/BANKER (11.06%)
 Federal Home Loan Bank System
  2.25%; 05/15/06                                               3,000,000               3,040,941
  2.30%; 03/10/06                                               4,000,000               4,033,564
  2.63%; 05/15/07                                               4,000,000               4,054,204
  3.05%; 11/27/06                                               3,000,000               3,100,596
  3.38%; 02/15/08                                               4,000,000               4,146,868
  4.63%; 08/13/04                                               3,000,000               3,113,283
  4.88%; 11/15/06                                               2,000,000               2,187,298
  4.88%; 05/15/07                                               3,000,000               3,289,572
  5.13%; 03/06/06                                               3,000,000               3,266,142
  5.25%; 08/15/06                                               4,000,000               4,406,392
  5.38%; 02/15/06                                               3,000,000               3,278,895
  5.80%; 09/02/08                                               2,000,000               2,300,286
  6.50%; 11/15/06                                               2,000,000               2,291,368
  7.00%; 02/15/08                                               2,000,000               2,392,630
                                                                                       44,902,039
FINANCE-OTHER SERVICES (3.31%)
 Private Export Funding
  5.34%; 03/15/06                                               3,000,000               3,287,220
  5.69%; 05/15/12                                               2,000,000               2,287,840
  5.80%; 02/01/04                                                 440,000                 452,034
  6.62%; 10/01/05                                               2,200,000               2,446,814
  7.01%; 04/30/04                                               2,530,000               2,654,747
  7.03%; 10/31/03                                               2,275,000               2,320,263
                                                                                       13,448,918
                                                             TOTAL BONDS               97,594,187

                                                   Principal

    Type         Rate            Maturity          Amount                                Value

---------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (35.25%)
                                                              $                      $
FHLMC /1/      4.50%      02/01/10 - 07/01/33                  11,926,296              12,068,982
FHLMC          5.00%      04/01/18 - 06/01/33                  47,650,412              48,646,286
FHLMC          5.50%      03/01/09 - 03/01/33                  14,049,216              14,542,477
FHLMC          6.00%      12/01/08 - 01/01/33                  31,459,429              32,647,981
FHLMC          6.50%      07/01/16 - 10/01/32                  26,352,744              27,461,601
FHLMC          7.00%      09/01/23 - 10/01/31                   5,131,079               5,386,148
FHLMC          7.50%      03/01/23 - 02/01/31                   1,561,453               1,659,807
FHLMC          8.00%      10/01/30                                708,447                 758,462
                                                TOTAL FHLMC CERTIFICATES              143,171,744

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (20.06%)
FNMA /1/       4.50%      08/01/09 - 08/01/33                  11,696,526              11,641,922
FNMA           5.00%      01/01/18                              5,459,876               5,648,349
FNMA           5.50%      08/01/17 - 05/01/24                  13,457,920              13,980,595
FNMA           6.00%      02/01/09 - 03/01/33                  21,617,855              22,494,826
FNMA           6.50%      06/01/16 - 06/01/32                  18,360,271              19,202,418
FNMA           7.00%      08/01/23 - 04/01/32                   6,380,615               6,722,010
FNMA           7.50%      04/01/22 - 05/01/31                   1,590,178               1,690,708
FNMA           8.00%      06/01/30                                111,183                 119,894
                                                 TOTAL FNMA CERTIFICATES               81,500,722

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (11.08%)
GNMA I         5.50%      04/15/33 - 06/15/33                  20,939,409              21,861,255
GNMA I         6.50%      05/15/26 - 07/15/31                   5,743,250               6,031,520
GNMA I         7.00%      01/15/24 - 06/15/32                   7,260,235               7,672,786
GNMA I         7.50%      10/15/30 - 08/15/31                   1,333,025               1,416,674
GNMA II        6.00%      05/20/24 - 07/20/29                   6,821,633               7,132,447
GNMA II        6.50%      12/20/25 - 02/20/26                     846,894                 887,290
                                                 TOTAL GNMA CERTIFICATES               45,001,972

                                                   Principal

                                                   Amount                                Value

---------------------------------------------------------------------------------------------------------
TREASURY BONDS (6.45%)
 U.S. Treasury                                                $                      $
  3.63%; 05/15/13                                              26,000,000              26,203,112
                                                    TOTAL TREASURY BONDS               26,203,112

                                                   Principal

                                                   Amount                                Value

---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.73%)
FINANCE-MORTGAGE LOAN/BANKER (4.73%)
 Federal National Mortgage Association                        $                      $
  1.15%; 07/14/03                                              16,000,000              15,993,356
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  0.95%; 07/01/03                                               3,216,019               3,216,019
                                                                                       19,209,375
                                                  TOTAL COMMERCIAL PAPER               19,209,375
                                                                                     ------------

                                   TOTAL PORTFOLIO INVESTMENTS (101.60%)              412,681,112
LIABILITIES, NET OF CASH AND RECEIVABLES
 (-1.60%)                                                                              (6,513,893)
                                              TOTAL NET ASSETS (100.00%)             $406,167,219
                                                                                     ---------------



/1 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (97.52%)
APPAREL MANUFACTURERS (1.47%)
                                                                            $
 Coach /1/                                                37,100               1,845,354
APPLICATIONS SOFTWARE (4.86%)
 Microsoft                                               218,630               5,599,114
 Siebel Systems /1/                                       54,370                 518,690
                                                                               6,117,804
BREWERY (1.54%)
 Anheuser-Busch                                           37,910               1,935,306
CABLE TV (1.60%)
 Comcast /1/                                              70,000               2,018,100
COMMERCIAL SERVICE-FINANCE (2.78%)
 H&R Block                                                 7,792                 337,004
 Moody's                                                  21,518               1,134,214
 Paychex                                                  69,090               2,025,028
                                                                               3,496,246
COMPUTERS (1.90%)
 Dell Computer /1/                                        74,724               2,388,179
COMPUTERS-MEMORY DEVICES (1.64%)
 Veritas Software /1/                                     71,980               2,063,667
COSMETICS & TOILETRIES (4.32%)
 Alberto-Culver                                           19,180                 980,098
 Alberto-Culver                                            2,900                 144,362
 Colgate-Palmolive                                        30,680               1,777,906
 Procter & Gamble                                         28,380               2,530,928
                                                                               5,433,294
DATA PROCESSING & MANAGEMENT (0.27%)
 Automatic Data Processing                                 9,870                 334,198
DISTRIBUTION-WHOLESALE (0.41%)
 Fastenal                                                 15,410                 523,015
DIVERSIFIED FINANCIAL SERVICES (1.67%)
 Citigroup                                                49,162               2,104,134
DIVERSIFIED MANUFACTURING OPERATIONS (7.33%)
 3M                                                       20,927               2,699,165
 General Electric                                        175,780               5,041,370
 Illinois Tool Works                                      22,600               1,488,210
                                                                               9,228,745
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.78%)
 Intel                                                    93,700               1,947,461
 Texas Instruments                                        88,041               1,549,521
                                                                               3,496,982
ENTERPRISE SOFTWARE & SERVICE (1.05%)
 BEA Systems /1/                                         121,730               1,321,988
FINANCE-INVESTMENT BANKER & BROKER (1.05%)
 Morgan Stanley                                           30,803               1,316,828
FINANCE-MORTGAGE LOAN/BANKER (1.68%)
 Federal National Mortgage Association                    31,400               2,117,616
FOOD-CONFECTIONERY (1.07%)
 Wm. Wrigley Jr.                                          23,980               1,348,395
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (1.14%)
                                                                            $
 McCormick                                                52,560               1,429,632
FOOD-RETAIL (1.19%)
 Whole Foods Market /1/                                   31,410               1,492,917
FOOD-WHOLESALE & DISTRIBUTION (2.14%)
 Sysco                                                    89,520               2,689,181
INTERNET SECURITY (2.02%)
 Symantec /1/                                             57,920               2,540,371
MEDICAL INSTRUMENTS (5.69%)
 Medtronic                                                92,750               4,449,217
 St. Jude Medical /1/                                     47,273               2,718,198
                                                                               7,167,415
MEDICAL PRODUCTS (6.33%)
 Becton Dickinson                                         56,160               2,181,816
 Johnson & Johnson                                       111,960               5,788,332
                                                                               7,970,148
MEDICAL-BIOMEDICAL/GENE (1.57%)
 Amgen /1/                                                29,720               1,974,597
MEDICAL-DRUGS (8.52%)
 Forest Laboratories /1/                                  52,670               2,883,683
 Pfizer                                                  229,574               7,839,952
                                                                              10,723,635
MEDICAL-HMO (2.96%)
 UnitedHealth Group                                       74,160               3,726,540
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.79%)
 Cardinal Health                                          54,570               3,508,851
MOTORCYCLE & MOTOR SCOOTER (1.88%)
 Harley-Davidson                                          59,400               2,367,684
MULTI-LINE INSURANCE (1.83%)
 American International Group                             41,775               2,305,145
NETWORKING PRODUCTS (4.86%)
 Cisco Systems /1/                                       366,860               6,122,893
OIL COMPANY-INTEGRATED (1.45%)
 Exxon Mobil                                              50,980               1,830,692
REGIONAL BANKS (1.62%)
 Fifth Third Bancorp                                      35,660               2,044,744
RETAIL-ARTS & CRAFTS (1.60%)
 Michaels Stores /1/                                      52,930               2,014,516
RETAIL-BEDDING (2.57%)
 Bed Bath & Beyond /1/                                    83,450               3,238,694
RETAIL-DISCOUNT (3.34%)
 Wal-Mart Stores                                          78,370               4,206,118
RETAIL-DRUG STORE (0.27%)
 Walgreen                                                 11,440                 344,344
RETAIL-JEWELRY (0.74%)
 Tiffany                                                  28,700                 937,916
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.07%)
                                                                            $
 Kohls /1/                                                26,295               1,351,037
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.30%)
 Linear Technology                                        91,970               2,962,354
 Maxim Integrated Products                                34,882               1,192,615
                                                                               4,154,969
SEMICONDUCTOR EQUIPMENT (1.22%)
 Applied Materials /1/                                    96,900               1,536,834
                                            TOTAL COMMON STOCKS              122,768,724

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.60%)
DIVERSIFIED FINANCIAL SERVICES (2.60%)
 Investment in Joint Trading Account; General
  Electric Capital                                   $                      $
  1.29%; 07/01/03                                      3,277,045               3,277,045
                                         TOTAL COMMERCIAL PAPER                3,277,045

                                                  Principal Amount
                                                                                Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.35%)
 Lehman Brothers; 1.15%; 07/01/03
  (collateralized by FHLBC; $5,585,088;
  08/11/08) /2/                                      $ 5,475,576            $  5,475,576
                                    TOTAL REPURCHASE AGREEMENTS                5,475,576
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (104.47%)              131,521,345
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.47%)                             (5,622,296)
                                     TOTAL NET ASSETS (100.00%)             $125,899,049
                                                                            ---------------




/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.82%)
ADVERTISING SERVICES (0.56%)
                                                                           $
 Aegis Group                                            542,400                711,558
AUDIO & VIDEO PRODUCTS (0.29%)
 Pioneer                                                 16,800                377,764
AUTO-CARS & LIGHT TRUCKS (4.38%)
 Bayerische Motoren Werke                                31,556              1,212,139
 Honda Motor                                             31,359              1,188,286
 Nissan Motor                                           188,330              1,800,565
 PSA Peugeot Citroen                                     28,987              1,408,049
                                                                             5,609,039
BEVERAGES-WINE & SPIRITS (0.58%)
 Pernod-Ricard                                            8,400                749,505
BREWERY (0.51%)
 Molson                                                  24,350                653,933
BUILDING-HEAVY CONSTRUCTION (0.63%)
 Vinci                                                   11,880                801,491
CELLULAR TELECOMMUNICATIONS (5.50%)
 America Movil                                           34,300                643,125
 mm02 /1/                                               852,000                797,864
 NTT DoCoMo                                                 280                606,288
 Orange /1/                                             201,826              1,791,558
 Vodafone Group                                       1,639,952              3,206,808
                                                                             7,045,643
CHEMICALS-DIVERSIFIED (1.18%)
 BASF                                                    17,200                731,798
 Sumitomo Chemical                                      248,268                779,488
                                                                             1,511,286
COMMERCIAL BANKS (6.40%)
 Allied Irish Banks                                      93,390              1,395,250
 Banco Santander Central Hispano                        143,900              1,260,839
 Bank of Ireland                                         75,900                916,049
 Bank of Nova Scotia                                     22,800              1,008,486
 Chinatrust Financial Holding /1/                       799,000                644,094
 DnB Holding                                            129,920                640,745
 National Bank of Canada                                 53,280              1,444,589
 Svenska Handelsbanken                                   54,302                888,645
                                                                             8,198,697
COMPUTERS-INTEGRATED SYSTEMS (0.83%)
 Fujitsu                                                260,951              1,069,231
COMPUTERS-MEMORY DEVICES (1.04%)
 TDK                                                     26,900              1,328,478
COMPUTERS-PERIPHERAL EQUIPMENT (0.05%)
 Ambit Microsystems                                      21,000                 64,923
COOPERATIVE BANKS (0.81%)
 Banco Popolare di Verona e Novara                       75,500              1,031,735
DISTRIBUTION-WHOLESALE (0.50%)
 Wolseley                                                58,400                645,912
DIVERSIFIED FINANCIAL SERVICES (0.95%)
 Deutsche Boerse                                         23,090              1,217,057
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (0.99%)
                                                                           $
 Anglo American                                          38,571                588,744
 Cia Vale do Rio Doce /1/                                22,920                679,807
                                                                             1,268,551
DIVERSIFIED OPERATIONS (0.62%)
 Brascan                                                 32,650                798,979
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (2.11%)
 Rentokil Initial                                       192,330                599,042
 Vivendi Universal                                      115,900              2,109,536
                                                                             2,708,578
ELECTRIC PRODUCTS-MISCELLANEOUS (1.75%)
 Brother Industries                                      74,000                511,513
 Sanyo Electric                                         353,000              1,208,270
 Sharp                                                   41,004                526,231
                                                                             2,246,014
ELECTRIC-INTEGRATED (3.43%)
 E.ON                                                    30,155              1,546,162
 Endesa /1/                                              60,529              1,013,434
 Iberdrola                                               56,900                985,344
 Korea Electric Power                                    54,210                857,739
                                                                             4,402,679
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.83%)
 Samsung Electronics                                      3,561              1,058,313
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.93%)
 Infineon Technologies /1/                              124,500              1,196,655
FINANCE-OTHER SERVICES (0.54%)
 Grupo Financiero BBVA Bancomer /1/                     815,600                690,881
FOOD-MISCELLANEOUS/DIVERSIFIED (3.05%)
 Nestle                                                   7,841              1,617,924
 Unilever                                                42,753              2,293,738
                                                                             3,911,662
GAS-DISTRIBUTION (2.11%)
 Centrica                                               465,619              1,350,360
 Enagas                                                  55,066                471,101
 Tokyo Gas                                              308,000                884,947
                                                                             2,706,408
GAS-TRANSPORTATION (0.49%)
 Snam Rete Gas                                          159,000                624,450
HOTELS & MOTELS (0.29%)
 Accor                                                   10,361                374,789
IMPORT & EXPORT (0.94%)
 Mitsubishi                                             174,340              1,209,454
LIFE & HEALTH INSURANCE (0.67%)
 Power Corp. of Canada                                   27,890                861,075
MACHINERY TOOLS & RELATED PRODUCTS (0.78%)
 Sandvik                                                 38,212              1,000,058
MACHINERY-CONSTRUCTION & MINING (0.89%)
 Atlas Copco                                             45,071              1,140,154
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-ELECTRICAL (0.47%)
                                                                           $
 Schneider Electric                                      12,818                602,618
MEDICAL-DRUGS (6.72%)
 Altana                                                   5,800                362,993
 Aventis                                                 10,854                597,159
 GlaxoSmithKline                                         68,194              1,376,246
 Novartis                                                55,280              2,187,448
 Novo Nordisk                                            25,400                889,183
 Schering                                                20,976              1,023,731
 Takeda Chemical Industries                              16,933                624,720
 Teva Pharmaceutical Industries                          12,800                728,704
 Yamanouchi Pharmaceutical                               31,670                825,543
                                                                             8,615,727
MONEY CENTER BANKS (9.31%)
 ABN AMRO Holding                                        80,624              1,541,533
 Barclays                                               301,550              2,236,724
 BNP Paribas                                             47,934              2,435,742
 Credit Suisse Group                                     54,400              1,431,738
 Royal Bank of Scotland                                 107,260              3,008,917
 UniCredito Italiano                                    268,800              1,281,007
                                                                            11,935,661
MORTGAGE BANKS (0.56%)
 Northern Rock                                           60,721                714,417
MULTI-LINE INSURANCE (2.90%)
 AXA                                                     76,200              1,182,182
 CGNU                                                    52,868                367,063
 Riunione Adriatica di Sicurta                           64,175                973,516
 Zurich Financial Services                               10,071              1,200,743
                                                                             3,723,504
MULTIMEDIA (2.20%)
 Lagardere                                               15,850                688,921
 News                                                    70,601              2,137,092
                                                                             2,826,013
NON-HOTEL GAMBLING (0.63%)
 Hilton Group                                           267,247                811,436
OFFICE AUTOMATION & EQUIPMENT (2.61%)
 Canon                                                   62,885              2,885,666
 Ricoh                                                   28,210                460,946
                                                                             3,346,612
OIL COMPANY-EXPLORATION & PRODUCTION (1.57%)
 Canadian Natural Resources                              29,204              1,155,264
 Talisman Energy                                         18,870                854,098
                                                                             2,009,362
OIL COMPANY-INTEGRATED (6.04%)
 BP Amoco                                                73,267                508,089
 ENI                                                    148,316              2,243,097
 Shell Transport & Trading                              356,403              2,355,414
 TotalFinaElf                                            17,455              2,637,850
                                                                             7,744,450
OIL REFINING & MARKETING (0.71%)
 Statoil                                                106,774                909,703
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.40%)
                                                                           $
 Saipem                                                  68,950                516,245
PAPER & RELATED PRODUCTS (0.47%)
 UPM-Kymmene Oyj                                         41,328                603,204
PHOTO EQUIPMENT & SUPPLIES (0.58%)
 Fuji Photo Film                                         25,560                738,648
PROPERTY & CASUALTY INSURANCE (1.13%)
 Mitsui Sumitomo Insurance                              198,000                918,476
 QBE Insurance Group                                     84,000                525,038
                                                                             1,443,514
PUBLIC THOROUGHFARES (0.91%)
 Brisa-Auto Estradas de Portugal                        206,817              1,163,742
PUBLISHING-PERIODICALS (0.61%)
 Eniro                                                   91,100                779,561
REAL ESTATE MANAGEMENT & SERVICES (0.40%)
 Unibail                                                  6,900                511,073
REAL ESTATE OPERATOR & DEVELOPER (1.19%)
 Land Securities Group                                   70,635                910,903
 Mitsui Fudosan                                          96,000                613,217
                                                                             1,524,120
RETAIL-MAJOR DEPARTMENT STORE (1.02%)
 Metro                                                   41,243              1,312,384
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.77%)
 Taiwan Semiconductor Manufacturing /1/                 602,000                991,448
SOAP & CLEANING PRODUCTS (1.09%)
 Reckitt Benckiser                                       76,000              1,393,321
STEEL-PRODUCERS (0.91%)
 Arcelor                                                 22,240                258,968
 Pohang Iron & Steel                                      8,750                908,330
                                                                             1,167,298
TELECOMMUNICATION EQUIPMENT (1.24%)
 Nokia                                                   56,720                931,909
 Telefonaktiebolaget LM Ericsson /1/                    611,228                656,664
                                                                             1,588,573
TELECOMMUNICATION SERVICES (2.23%)
 Amdocs /1/                                              34,000                816,000
 Cable & Wireless                                       968,757              1,802,415
 Telekomunikasi Indonesia                               421,203                236,129
                                                                             2,854,544
TELEPHONE-INTEGRATED (3.89%)
 Deutsche Telekom                                       149,507              2,276,561
 KT                                                      38,133                751,602
 Nippon Telegraph & Telephone                               171                670,756
 Royal KPN /1/                                          109,447                775,467
 Telefonica /1/                                          44,502                516,660
                                                                             4,991,046
TOBACCO (1.23%)
 Altadis                                                 61,500              1,576,317
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (0.82%)
                                                                           $
 Nippon Yusen Kabushiki Kaisha                          270,500              1,054,291
TRANSPORT-SERVICES (0.46%)
 Exel                                                    57,500                590,176
WIRE & CABLE PRODUCTS (0.12%)
 Fujikura                                                48,160                158,829
                                           TOTAL COMMON STOCKS             125,412,789

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.29%)
FOOD-MISCELLANEOUS/DIVERSIFIED (1.29%)
 Unilever Capital                                    $                     $
  1.25%; 07/01/03                                     1,650,000              1,650,000
                                        TOTAL COMMERCIAL PAPER               1,650,000



                                                Principal Amount
                                                                             Value
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.39%)
 Bank of America; 1.38%; 07/01/03
  (collateralized by U.S. Agency Securities;
  $5,711,920; 01/25/06 - 07/01/33) /2/             $5,625,765            $  5,625,765
                                 TOTAL REPURCHASE AGREEMENTS                5,625,765
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (103.50%)              132,688,554
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.50%)                          (4,485,819)
                                  TOTAL NET ASSETS (100.00%)             $128,202,735
                                                                         ---------------


/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   2,662,131              2.01%
 Brazil                        679,807              0.51
 Canada                      6,776,423              5.11
 Denmark                       889,183              0.67
 Finland                     1,535,114              1.16
 France                     15,890,474             11.98
 Germany                    10,879,481              8.20
 Indonesia                     236,129              0.18
 Ireland                     2,311,299              1.74
 Israel                        728,704              0.55
 Italy                       6,670,050              5.03
 Japan                      20,441,606             15.41
 Korea                       3,575,983              2.69
 Luxembourg                    258,969              0.19
 Mexico                      1,334,006              1.00
 Netherlands                 4,610,737              3.47
 Norway                      1,550,448              1.17
 Portugal                    1,163,742              0.88
 Spain                       5,823,695              4.39
 Sweden                      4,465,083              3.36
 Switzerland                 6,437,853              4.85
 Taiwan                      1,700,465              1.28
 United Kingdom             23,975,407             18.07
 United States               8,091,765              6.10
             TOTAL        $132,688,554            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.06%)
AEROSPACE & DEFENSE (0.55%)
                                                                         $
 Empresa Brasileira de Aeronautica                      3,887                74,242
AGRICULTURAL OPERATIONS (0.65%)
 Bunge                                                  3,074                87,916
AIRLINES (0.97%)
 EVA Airways                                          170,000                60,907
 Korean Air                                             6,150                70,536
                                                                            131,443
AUTO-CARS & LIGHT TRUCKS (1.11%)
 Hyundai Motor                                          2,960                78,306
 Maruti Udyog                                          26,800                72,089
                                                                            150,395
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.18%)
 Hyundai Mobis                                          6,240               160,114
BREWERY (1.69%)
 Companhia de Bebidas das Americas                      8,060               164,021
 Fomento Economico Mexicano                             1,600                65,920
                                                                            229,941
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.41%)
 Anhui Conch Cement                                   221,338               125,597
 Cemex                                                  6,559               146,200
 Siam Cement                                           14,111                56,390
                                                                            328,187
BUILDING-RESIDENTIAL & COMMERCIAL (1.25%)
 Corporacion GEO /1/                                   20,259                59,471
 Land & Houses Public                                 489,883               110,701
                                                                            170,172
CASINO HOTELS (1.02%)
 Genting Berhad                                        35,044               138,332
CELLULAR TELECOMMUNICATIONS (2.69%)
 America Movil                                          6,309               118,294
 China Mobile                                          63,674               150,241
 Maxis Communications                                  64,769                97,153
                                                                            365,688
CHEMICALS-PLASTICS (0.53%)
 Formosa Plastics                                      52,000                72,418
COMMERCIAL BANKS (5.83%)
 Banco Bradesco                                         2,566                47,933
 Chinatrust Financial Holding /1/                      82,306                66,349
 Hansabank                                              6,212               127,334
 Komercni Banka                                           861                62,138
 Kookmin Bank                                           4,095               123,416
 Public Bank                                          136,150                93,155
 Standard Bank Investment                              31,840               139,061
 Thai Farmers Bank /1/                                143,785               134,243
                                                                            793,629
COMPUTERS (0.30%)
 Quanta Computer                                       20,000                41,318
COMPUTERS-PERIPHERAL EQUIPMENT (0.32%)
 Ambit Microsystems                                    14,000                43,282
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (0.45%)
                                                                         $
 Linmark Group                                        201,896                60,842
CONTAINERS-PAPER & PLASTIC (0.43%)
 Taiwan Hon Chuan Enterprise                           42,000                58,734
DISTRIBUTION-WHOLESALE (1.00%)
 Esprit Holdings                                       55,755               136,203
DIVERSIFIED FINANCIAL SERVICES (0.78%)
 FirstRand                                             67,000                68,160
 Shinhan Financial Group                                3,595                37,470
                                                                            105,630
DIVERSIFIED MINERALS (3.29%)
 Anglo American                                        16,907               260,899
 Antofagasta                                            5,876                59,632
 Cia Vale do Rio Doce /1/                               4,295               127,390
                                                                            447,921
DIVERSIFIED OPERATIONS (1.59%)
 Alfa                                                  75,318               151,373
 Grupo Carso /1/                                       21,312                64,607
                                                                            215,980
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.36%)
 Enka Insaat ve Sanayi                              1,437,000                49,412
ELECTRIC PRODUCTS-MISCELLANEOUS (2.19%)
 LG Electronics                                         1,550                64,621
 Moatech                                                9,540                94,641
 Techtronic Industries                                 82,249               138,169
                                                                            297,431
ELECTRIC-GENERATION (1.50%)
 Beijing Datang Power Generation /1/                  140,000                61,489
 CEZ                                                   18,700                71,823
 Ratchaburi Electricity Generating Holding            108,000                70,647
                                                                            203,959
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.95%)
 AU Optronics /1/                                     150,000               104,016
 Samsung Electronics                                    3,058               908,824
 Samsung SDI                                              910                68,945
                                                                          1,081,785
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.03%)
 Malaysian Pacific Industries                          37,099               140,586
ELECTRONIC CONNECTORS (1.22%)
 Hon Hai Precision Industry                            45,900               166,439
FINANCE-CONSUMER LOANS (1.02%)
 African Bank Investments                             167,995               138,691
FINANCE-OTHER SERVICES (1.34%)
 Fubon Financial Holding                               81,000                64,828
 Grupo Financiero BBVA Bancomer /1/                   138,568               117,379
                                                                            182,207
FOOD-DAIRY PRODUCTS (0.67%)
 Wimm-Bill-Dann Foods /1/                               4,520                91,756
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 Indofood Sukses Makmur                               840,000                86,545
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.53%)
                                                                         $
 Shoprite Holdings                                     84,840                72,300
GAS-DISTRIBUTION (0.95%)
 OAO Gazprom                                            6,850               128,780
GOLD MINING (1.21%)
 Harmony Gold Mining                                   12,521               164,224
INTERNET INFRASTRUCTURE SOFTWARE (0.52%)
 RADVision /1/                                         10,716                71,369
INTERNET SECURITY (1.00%)
 Check Point Software Technologies /1/                  6,986               136,576
LIFE & HEALTH INSURANCE (0.78%)
 Cathay Financial Holding                              53,000                64,776
 Sanlam                                                44,759                41,720
                                                                            106,496
MACHINERY-GENERAL INDUSTRY (0.49%)
 Kaulin Manufacturing                                  42,000                66,744
MEDICAL-DRUGS (2.56%)
 Ranbaxy Laboratories                                   3,478                67,403
 Teva Pharmaceutical Industries                         4,931               280,722
                                                                            348,125
METAL-DIVERSIFIED (0.60%)
 MMC Norilsk Nickel                                     2,379                81,362
MONEY CENTER BANKS (2.55%)
 Banco Santander Chile                                  2,700                55,107
 Bank Hapoalim /1/                                     38,792                82,357
 State Bank of India /2/                               10,205               208,998
                                                                            346,462
OIL COMPANY-EXPLORATION & PRODUCTION (0.54%)
 PTT Public                                            46,700                73,871
OIL COMPANY-INTEGRATED (6.18%)
 China Petroleum & Chemical                           190,050                45,574
 LUKOIL                                                 1,860               146,940
 PetroChina                                           492,000               148,266
 Petroleo Brasileiro                                   13,163               260,101
 YUKOS                                                  4,293               240,408
                                                                            841,289
PAPER & RELATED PRODUCTS (0.94%)
 Sappi                                                 10,650               128,055
PETROCHEMICALS (1.49%)
 Honam Petrochemical                                    2,280                66,997
 IOI Berhad                                            42,000                63,000
 Reliance Industries /2/                                5,250                73,344
                                                                            203,341
PLATINUM (1.22%)
 Impala Platinum Holdings                               2,788               165,572
POWER CONVERTER & SUPPLY EQUIPMENT (0.49%)
 Bharat Heavy Electricals                              11,447                66,251
PROPERTY & CASUALTY INSURANCE (0.56%)
 Samsung Fire & Marine Insurance                        1,560                75,878
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.86%)
                                                                         $
 Beijing Capital Land                                 149,671                27,830
 Consorcio ARA /1/                                     44,833                89,245
                                                                            117,075
RETAIL-APPLIANCES (0.34%)
 Courts Mammoth                                        58,670                45,546
RETAIL-DISCOUNT (0.71%)
 Lojas Americanas                                  20,974,535                97,160
RETAIL-HYPERMARKETS (0.52%)
 Pick'n Pay Stores                                     39,300                71,169
RETAIL-MAJOR DEPARTMENT STORE (1.25%)
 Shinsegae Department Store                             1,091               170,340
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.66%)
 Taiwan Semiconductor Manufacturing/ 1/               181,880               299,542
 Taiwan Semiconductor Manufacturing /1/                 6,600                66,528
 United Microelectronics /1/                           19,600                73,500
 Winbond Electronics                                  117,000                57,807
                                                                            497,377
SEMICONDUCTOR EQUIPMENT (0.62%)
 Advanced Semiconductor Engineering /1/               142,000                84,519
SHIP BUILDING (0.73%)
 Daewoo Shipbuilding & Marine Engineering
  /1/                                                  11,724                99,131
STEEL-PRODUCERS (2.63%)
 China Steel                                          119,000                82,520
 POSCO                                                 10,516               275,414
                                                                            357,934
TELECOMMUNICATION SERVICES (3.82%)
 China Telecom                                        431,934                99,147
 Chunghwa Telecom                                      45,000                66,310
 SK Telecom                                             6,376               120,251
 Telekomunikasi Indonesia                             418,204               234,448
                                                                            520,156
TELEPHONE-INTEGRATED (6.40%)
 Brasil Telecom Participacoes                           3,286               123,061
 KT                                                    13,821               272,412
 Philippine Long Distance Telephone                     8,064                85,249
 Telefonos de Mexico                                    9,872               310,178
 Telkom /1/                                            15,376                79,337
                                                                            870,237
TEXTILE-PRODUCTS (0.47%)
 Texwinca Holdings                                     80,000                63,605
TOBACCO (2.62%)
 British American Tobacco                               5,197                53,338
 Gudang Garam                                          56,664                70,057
 ITC /2/                                                4,100                67,614
 Philip Morris                                            144                70,590
 Souza Cruz                                            11,454                94,259
                                                                            355,858
TRANSPORT-MARINE (1.86%)
 China Shipping Development                           177,529                63,175
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                         $
 Evergreen Marine                                     174,000               123,675
 Malaysia International Shipping                       33,000                66,434
                                                                            253,284
                                         TOTAL COMMON STOCKS             12,931,284






                                                  Shares
                                                   Held                  Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (2.91%)
BREWERY (0.55%)
 Quilmes Industrial                                  5,900            $    75,402
COMMERCIAL BANKS (0.56%)
 Banco Itau Holding Financeira                   1,134,072                 75,579
STEEL-SPECIALTY (0.57%)
 Gerdau                                              6,776                 77,703
TELEPHONE-INTEGRATED (0.25%)
 Tele Norte Leste Participacoes                  2,493,442                 34,190
TEXTILE-PRODUCTS (0.98%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                      1,911,369                133,243
                                   TOTAL PREFERRED STOCKS                 396,117
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (97.97%)              13,327,401
CASH AND RECEIVABLES, NET OF LIABILITIES (2.03%)                          276,094
                               TOTAL NET ASSETS (100.00%)             $13,603,495
                                                                      -------------


/1 /Non-income producing security.
/2 /Restricted Security - The account held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $349,956 or 2.57% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                     75,402              0.57%
 Brazil                     1,396,797             10.48
 Chile                         55,107              0.41
 China                        257,014              1.93
 Czech Republic               204,551              1.53
 Hong Kong                    863,122              6.48
 India                        555,701              4.17
 Indonesia                    391,050              2.93
 Israel                       571,023              4.28
 Korea                      2,687,296             20.16
 Malaysia                     697,544              5.23
 Mexico                     1,122,666              8.42
 Philippines                   85,250              0.64
 Russia                       689,246              5.17
 South Africa               1,068,289              8.02
 Spain                        127,334              0.96
 Taiwan                     1,664,213             12.49
 Thailand                     445,853              3.35
 Turkey                        49,412              0.37
 United Kingdom               320,531              2.41
             TOTAL        $13,327,401            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.40%)
ADVERTISING SERVICES (0.56%)
                                                                            $
 Aegis Group                                             196,300                257,520
APPAREL MANUFACTURERS (0.70%)
 Sanyo Shokai                                             53,400                322,868
APPLIANCES (3.13%)
 Fisher & Paykel Appliances Holdings                      27,120                216,727
 Merloni Elettrodomestici                                 26,106                386,127
 Noritz                                                   26,897                305,762
 Saeco International Group                                50,456                179,618
 SEB                                                       3,970                349,671
                                                                              1,437,905
ATHLETIC FOOTWEAR (0.95%)
 Puma                                                      4,449                437,842
AUDIO & VIDEO PRODUCTS (0.56%)
 Alpine Electronics                                       20,637                256,083
AUTO-CARS & LIGHT TRUCKS (0.72%)
 Daihatsu Motor                                           93,372                331,264
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.69%)
 Exedy                                                    29,857                316,287
BEVERAGES-NON-ALCOHOLIC (0.36%)
 Cott /1/                                                  7,968                163,436
BEVERAGES-WINE & SPIRITS (0.89%)
 Davide Campari                                           10,705                409,974
BREWERY (1.30%)
 Molson                                                   22,245                597,402
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.51%)
 Geberit                                                   1,363                419,602
 Kingspan Group                                           89,280                274,766
                                                                                694,368
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.58%)
 Carillion                                                98,415                265,523
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.30%)
 Ciments Francais                                          3,690                215,684
 Italcementi                                              41,258                469,996
 Sumitomo Osaka Cement                                   187,578                368,673
                                                                              1,054,353
BUILDING-HEAVY CONSTRUCTION (3.68%)
 Daelim Industrial                                        19,600                341,298
 Fomento de Construcciones y Contratas                    14,534                406,070
 Grupo Dragados                                           19,895                400,498
 Vinci                                                     8,050                543,098
                                                                              1,690,964
BUILDING-RESIDENTIAL & COMMERCIAL (0.64%)
 McCarthy & Stone                                         36,432                295,181
CASINO HOTELS (0.56%)
 Sky City Entertainment Group                             46,500                256,717
CELLULAR TELECOMMUNICATIONS (0.68%)
 Mobistar /1/                                              7,546                310,136
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (1.66%)
                                                                            $
 Mitsubishi Gas Chemical                                 225,753                477,545
 Tosoh                                                   127,504                284,581
                                                                                762,126
COATINGS & PAINT (1.15%)
 Kansai Paint                                            149,200                526,844
COMMERCIAL BANKS (3.88%)
 Anglo Irish Bank                                         71,827                635,116
 Bank of Kyoto                                            58,338                268,187
 Bank of Queensland                                       23,251                132,543
 Canadian Western Bank /1/                                 4,764                121,208
 Hiroshima Bank                                           89,786                286,388
 Jyske Bank /1/                                            8,386                338,286
                                                                              1,781,728
COMMERCIAL SERVICES (0.97%)
 Societe Generale de Surveillance Holding                  1,139                444,820
COMPUTER SERVICES (0.76%)
 Indra Sistemas                                           34,519                350,813
COMPUTERS-PERIPHERAL EQUIPMENT (0.58%)
 Logitech International                                    7,146                267,998
COOPERATIVE BANKS (0.64%)
 Banca Popolare di Lodi                                   31,639                293,568
DIAGNOSTIC EQUIPMENT (0.61%)
 Draegerwerk                                               6,785                278,938
DISTRIBUTION-WHOLESALE (2.64%)
 Canon Sales                                              33,822                264,773
 Esprit Holdings                                         207,594                507,129
 Inchcape                                                 27,291                441,561
                                                                              1,213,463
DIVERSIFIED MINERALS (0.30%)
 Dowa Mining                                              35,648                136,862
DIVERSIFIED OPERATIONS (1.51%)
 DCC                                                      15,300                205,566
 Industriforvaltnings AB Kinnevik                         28,428                490,080
                                                                                695,646
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.97%)
 Jarvis                                                   75,590                444,680
ELECTRIC PRODUCTS-MISCELLANEOUS (0.76%)
 Ultra Electronics Holdings                               16,253                137,720
 Vossloh                                                   5,808                209,093
                                                                                346,813
ELECTRIC-TRANSMISSION (0.41%)
 Red Electrica de Espana                                  14,233                186,327
ELECTRONIC MEASUREMENT INSTRUMENTS (0.24%)
 Techem                                                    8,889                109,222
ELECTRONIC PARTS DISTRIBUTION (0.46%)
 Electrocomponents                                        39,515                211,592
ELECTRONIC SECURITY DEVICES (0.34%)
 Gunnebo                                                   8,106                154,931
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY-ALTERNATE SOURCES (0.93%)
                                                                            $
 Grupo Auxiliar Metalurgico /1/                           19,174                428,259
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.66%)
 Downer EDI                                              590,938                305,161
ENTERPRISE SOFTWARE & SERVICE (0.46%)
 Business Objects /1/                                      9,450                210,744
FINANCE-CONSUMER LOANS (1.68%)
 Cattles                                                  98,559                527,757
 Provident Financial                                      23,284                244,941
                                                                                772,698
FINANCE-INVESTMENT BANKER & BROKER (1.88%)
 ICAP                                                     30,600                574,881
 Seoul Securities                                         78,942                289,135
                                                                                864,016
FINANCE-LEASING COMPANY (0.46%)
 Sumisho Lease                                            12,265                212,971
FINANCE-MORTGAGE LOAN/BANKER (0.55%)
 Kensington Group                                         55,800                250,453
FINANCE-OTHER SERVICES (0.57%)
 Intrum Justitia                                          48,366                263,432
FISHERIES (0.96%)
 Maruha                                                  172,251                212,310
 Nippon Suisan Kaisha                                     93,019                227,754
                                                                                440,064
FOOD-DAIRY PRODUCTS (0.66%)
 Meiji Dairies                                            81,976                303,804
FOOD-MISCELLANEOUS/DIVERSIFIED (1.34%)
 Bonduelle                                                 1,594                127,218
 COFCO International                                     951,996                366,239
 Viscofan                                                 15,600                121,459
                                                                                614,916
FOOD-RETAIL (0.99%)
 Colruyt                                                   4,276                295,603
 Sobeys                                                    5,945                157,293
                                                                                452,896
FOOD-WHOLESALE & DISTRIBUTION (1.19%)
 Fyffes                                                  214,215                337,012
 Metcash Trading                                         141,042                209,989
                                                                                547,001
GAS-DISTRIBUTION (1.18%)
 Enagas                                                   25,306                216,498
 Toho Gas                                                124,020                323,284
                                                                                539,782
HOTELS & MOTELS (0.54%)
 Jurys Doyle Hotel Group                                  25,455                246,419
INVESTMENT COMPANIES (0.98%)
 Eurazeo                                                   4,580                232,730
 Macquarie Infrastructure Group                           90,077                216,873
                                                                                449,603
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.74%)
                                                                            $
 Daiichikosho                                              7,315                226,624
 Trigano                                                   3,437                112,762
                                                                                339,386
MACHINERY-CONSTRUCTION & MINING (0.83%)
 Hitachi Construction Machinery                           55,300                383,174
MACHINERY-ELECTRICAL (0.63%)
 Kone                                                      6,880                288,374
MACHINERY-GENERAL INDUSTRY (0.42%)
 Makino Milling Machine                                   55,822                192,931
MEDICAL INFORMATION SYSTEM (0.63%)
 iSoft Group                                              60,300                288,562
MEDICAL INSTRUMENTS (1.83%)
 Elekta /1/                                               15,200                187,984
 Getinge                                                  16,178                429,462
 Radiometer                                                3,292                223,873
                                                                                841,319
MEDICAL-DRUGS (3.57%)
 Acambis /1/                                              38,500                234,429
 Fujirebio                                                35,167                266,516
 Galen Holdings                                           48,790                419,059
 Kissei Pharmaceutical                                    19,792                269,333
 Schwarz Pharmaceuticals                                   5,380                207,894
 STADA Arzneimittel                                        3,814                240,889
                                                                              1,638,120
METAL PROCESSORS & FABRICATION (0.92%)
 Crane Group                                              25,300                171,371
 Sims Group                                               42,556                251,154
                                                                                422,525
METAL-DIVERSIFIED (0.94%)
 Mitsui Mining & Smelting                                145,674                430,683
MISCELLANEOUS INVESTING (0.90%)
 Japan Retail Fund Investment                                 44                230,123
 ORIX JREIT                                                   43                183,352
                                                                                413,475
MORTGAGE BANKS (2.95%)
 DEPFA Bank                                                9,400                721,072
 Northern Rock                                            53,681                631,587
                                                                              1,352,659
NON-FERROUS METALS (0.90%)
 Cameco                                                   12,838                411,005
OFFICE AUTOMATION & EQUIPMENT (0.80%)
 Neopost                                                   8,628                366,595
OIL & GAS DRILLING (0.39%)
 Ensign Resource Service Group                            12,172                180,956
OIL COMPANY-EXPLORATION & PRODUCTION (1.22%)
 Paladin Resources                                       165,781                213,379
 Penn West Petroleum /1/                                  10,865                347,840
                                                                                561,219
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.44%)
                                                                            $
 Nippon Mining Holdings                                   92,845                201,039
PAPER & RELATED PRODUCTS (1.40%)
 Holmen                                                   12,279                335,163
 Mayr-Melnhof Karton                                       3,680                306,422
                                                                                641,585
PHOTO EQUIPMENT & SUPPLIES (1.15%)
 Minolta                                                  75,039                529,319
PROPERTY & CASUALTY INSURANCE (1.95%)
 Aioi Insurance                                          136,700                332,429
 Kingsway Financial Services /1/                          35,541                427,669
 Northbridge Financial /1/                                 9,549                133,879
                                                                                893,977
PROPERTY TRUST (1.33%)
 CFS Gandel Retail Trust                                 339,093                302,459
 Investa Property Group                                  232,279                308,440
                                                                                610,899
PUBLIC THOROUGHFARES (0.74%)
 Autostrada Torino                                        28,203                340,710
PUBLISHING-BOOKS (0.25%)
 Bloomsbury Publishing                                    30,432                116,755
PUBLISHING-NEWSPAPERS (1.89%)
 Arnoldo Mondadori Editore                                31,600                229,339
 Compagnie Industriali Riunite                           217,850                260,175
 Johnston Press                                           52,715                376,771
                                                                                866,285
PUBLISHING-PERIODICALS (1.91%)
 Emap                                                     24,793                350,004
 Eniro                                                    61,400                525,412
                                                                                875,416
RADIO (0.33%)
 GWR Group                                                41,280                150,507
REAL ESTATE MANAGEMENT & SERVICES (1.33%)
 Corio                                                     5,395                173,594
 Daibiru                                                  35,700                129,926
 Unibail                                                   4,150                307,385
                                                                                610,905
REAL ESTATE OPERATOR & DEVELOPER (1.89%)
 Hammerson                                                29,502                241,223
 Inmobiliaria Urbis                                       28,720                221,300
 Keppel Land                                             400,200                290,889
 NHP                                                      61,892                116,174
                                                                                869,586
RETAIL-APPAREL & SHOE (1.47%)
 Debenhams                                                30,600                212,204
 New Look Group                                           24,278                103,561
 Next                                                     21,092                357,273
                                                                                673,038
RETAIL-AUTOMOBILE (0.66%)
 USS                                                       5,950                301,278
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (0.80%)
                                                                            $
 Grafton Group                                            82,800                366,071
RETAIL-RESTAURANTS (0.44%)
 Plenus                                                    8,882                203,049
RETAIL-SPORTING GOODS (0.40%)
 Xebio                                                    11,330                184,469
RUBBER & VINYL (0.46%)
 Zeon                                                     37,860                210,622
RUBBER-TIRES (1.02%)
 Continental                                              22,307                468,265
SATELLITE TELECOM (1.03%)
 PT Multimedia Servicos de Telecomunicacoes e
  Multimedia /1/                                          27,001                472,851
SOAP & CLEANING PRODUCTS (0.42%)
 Mcbride                                                 123,100                195,008
STEEL-PRODUCERS (0.30%)
 Yodogawa Steel Works                                     53,874                136,844
TELECOMMUNICATION EQUIPMENT (0.56%)
 Tandberg Television /1/                                  99,001                256,472
TEXTILE-PRODUCTS (0.79%)
 Fountain Set Holdings                                   409,300                364,783
TOYS (0.46%)
 Zapf Creation                                             5,787                213,321
TRANSPORT-MARINE (0.89%)
 Kawasaki Kisen Kaisha                                   168,400                406,712
TRANSPORT-SERVICES (0.47%)
 Toll Holdings                                            45,197                214,605
TRANSPORT-TRUCK (0.31%)
 Seino Transportation                                     25,112                143,676
WATER (0.57%)
 Kelda Group                                              37,370                263,623
WIRE & CABLE PRODUCTS (0.95%)
 Fujikura                                                132,348                436,476
WIRELESS EQUIPMENT (0.40%)
 Hitachi Kokusai Electric                                 42,773                185,234
                                            TOTAL COMMON STOCKS              44,720,776

                                                      Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.18%)
FOOD-MISCELLANEOUS/DIVERSIFIED (2.18%)
 Unilever Capital                                    $                      $
  1.25%; 07/01/03                                      1,000,000              1,000,000
                                         TOTAL COMMERCIAL PAPER               1,000,000

                                                  Principal Amount
                                                                               Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.63%)
 Bank of America; 1.38%; 07/01/03
  (collateralized by U.S. Agency Securities;                                $
  $3,092,292; 01/25/06 - 07/01/33) /2/               $ 3,045,650              3,045,650
                                    TOTAL REPURCHASE AGREEMENTS               3,045,650
                                                                            -----------

                          TOTAL PORTFOLIO INVESTMENTS (106.21%)              48,766,426
LIABILITIES, NET OF CASH AND RECEIVABLES (-6.21%)                            (2,852,844)
                                     TOTAL NET ASSETS (100.00%)             $45,913,582
                                                                            --------------


/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  1,902,604              3.90%
 Austria                      516,411              1.06
 Belgium                      605,739              1.24
 Bermuda                      366,239              0.75
 Canada                     2,540,689              5.21
 Denmark                      562,159              1.15
 Finland                      288,374              0.59
 France                     2,465,887              5.06
 Germany                    2,165,463              4.44
 Hong Kong                    871,912              1.79
 Ireland                    2,786,022              5.71
 Italy                      2,569,507              5.27
 Japan                     11,010,052             22.58
 Korea                        630,432              1.29
 Netherlands                  173,594              0.36
 New Zealand                  473,444              0.97
 Norway                       256,472              0.53
 Portugal                     472,851              0.97
 Singapore                    290,889              0.60
 Spain                      2,331,224              4.78
 Sweden                     2,386,464              4.89
 Switzerland                1,132,420              2.32
 United Kingdom             7,921,928             16.24
 United States              4,045,650              8.30
             TOTAL        $48,766,426            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (92.65%)
ADVERTISING AGENCIES (0.82%)
                                                                 $
 Interpublic Group                              4,500                 60,210
 Omnicom Group                                  2,500                179,250
                                                                     239,460
AEROSPACE & DEFENSE (0.92%)
 Raytheon                                       8,200                269,288
AEROSPACE & DEFENSE EQUIPMENT (0.83%)
 Lockheed Martin                                5,100                242,607
AGRICULTURAL OPERATIONS (0.24%)
 Monsanto                                       3,275                 70,871
APPLICATIONS SOFTWARE (2.91%)
 Intuit /1/                                     2,900                129,137
 Microsoft                                     28,000                717,080
                                                                     846,217
ATHLETIC FOOTWEAR (0.57%)
 Nike                                           3,100                165,819
BEVERAGES-NON-ALCOHOLIC (2.73%)
 Coca-Cola                                      9,900                459,459
 Pepsico                                        7,500                333,750
                                                                     793,209
BREWERY (0.51%)
 Anheuser-Busch                                 2,900                148,045
BROADCASTING SERVICES & PROGRAMMING (0.58%)
 Clear Channel Communications /1/               4,000                169,560
CABLE TV (0.67%)
 Comcast /1/                                    6,500                196,170
COMPUTER SERVICES (0.76%)
 Electronic Data Systems                        3,700                 79,365
 Sungard Data Systems /1/                       5,500                142,505
                                                                     221,870
COMPUTERS (3.04%)
 Apple Computer /1/                             4,000                 76,480
 Dell Computer /1/                              8,600                274,856
 Hewlett-Packard                                8,000                170,400
 International Business Machines                4,400                363,000
                                                                     884,736
COMPUTERS-MEMORY DEVICES (0.77%)
 EMC /1/                                       21,300                223,011
COMPUTERS-PERIPHERAL EQUIPMENT (1.02%)
 Lexmark International /1/                      4,200                297,234
COSMETICS & TOILETRIES (1.88%)
 Gillette                                       5,100                162,486
 Procter & Gamble                               4,300                383,474
                                                                     545,960
DATA PROCESSING & MANAGEMENT (0.87%)
 Fiserv /1/                                     7,100                252,831
DIVERSIFIED FINANCIAL SERVICES (2.32%)
 Citigroup                                     15,800                676,240
                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (7.00%)
                                                                 $
 3M                                             3,100                399,838
 Danaher                                        3,700                251,785
 Eaton                                          3,400                267,274
 General Electric                              23,100                662,508
 Textron                                        5,800                226,316
 Tyco International                            12,100                229,658
                                                                   2,037,379
ELECTRIC-INTEGRATED (3.05%)
 Cinergy                                        8,100                297,999
 FirstEnergy                                    4,500                173,025
 FPL Group                                      1,700                113,645
 NiSource                                      10,000                190,000
 Southern                                       3,600                112,176
                                                                     886,845
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.93%)
 Intel                                         21,400                444,778
 Texas Instruments                              6,600                116,160
                                                                     560,938
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Oracle /1/                                    17,600                211,552
FIDUCIARY BANKS (1.01%)
 Bank of New York                              10,200                293,250
FINANCE-CONSUMER LOANS (0.20%)
 SLM                                            1,500                 58,755
FINANCE-INVESTMENT BANKER & BROKER (1.45%)
 Goldman Sachs Group                              200                 16,750
 Lehman Brothers Holdings                       5,400                358,992
 Morgan Stanley                                 1,100                 47,025
                                                                     422,767
FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 Federal Home Loan Mortgage                     2,300                116,771
 Federal National Mortgage Association          2,800                188,832
                                                                     305,603
FOOD-CONFECTIONERY (0.62%)
 Wm. Wrigley Jr.                                3,200                179,936
FOOD-MISCELLANEOUS/DIVERSIFIED (0.20%)
 McCormick                                      2,100                 57,120
FOOD-RETAIL (1.00%)
 Kroger /1/                                    17,400                290,232
GAS-DISTRIBUTION (0.56%)
 Sempra Energy                                  5,700                162,621
INSTRUMENTS-CONTROLS (0.79%)
 Johnson Controls                               2,700                231,120
INSURANCE BROKERS (1.32%)
 Marsh & McLennan                               7,500                383,025
LIFE & HEALTH INSURANCE (0.80%)
 Lincoln National                               6,500                231,595
                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.52%)
                                                                 $
 Caterpillar                                    2,700                150,282
MACHINERY-FARM (0.49%)
 Deere                                          3,100                141,670
MEDICAL INSTRUMENTS (1.28%)
 Guidant                                        4,300                190,877
 Medtronic                                      1,500                 71,955
 St. Jude Medical /1/                           1,900                109,250
                                                                     372,082
MEDICAL PRODUCTS (2.14%)
 Baxter International                           8,200                213,200
 Johnson & Johnson                              7,900                408,430
                                                                     621,630
MEDICAL-BIOMEDICAL/GENE (1.30%)
 Amgen /1/                                      3,300                219,252
 Biogen /1/                                     4,200                159,600
                                                                     378,852
MEDICAL-DRUGS (8.89%)
 Abbott Laboratories                            4,800                210,048
 Bristol-Myers Squibb                           6,200                168,330
 Eli Lilly                                      5,700                393,129
 Forest Laboratories /1/                        1,400                 76,650
 Merck                                          7,600                460,180
 Pfizer                                        23,980                818,917
 Schering-Plough                               13,900                258,540
 Wyeth                                          4,400                200,420
                                                                   2,586,214
MEDICAL-GENERIC DRUGS (0.22%)
 Mylan Laboratories                             1,850                 64,324
MEDICAL-HMO (0.58%)
 Anthem /1/                                     2,200                169,730
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.49%)
 Cardinal Health                                2,200                141,460
METAL-ALUMINUM (0.90%)
 Alcoa                                         10,300                262,650
MONEY CENTER BANKS (1.38%)
 Bank of America                                5,100                403,053
MULTI-LINE INSURANCE (1.18%)
 American International Group                   6,200                342,116
MULTIMEDIA (2.77%)
 AOL Time Warner /1/                           15,200                244,568
 Gannett                                        3,600                276,516
 Viacom /1/                                     4,600                200,836
 Walt Disney                                    4,200                 82,950
                                                                     804,870
NETWORKING PRODUCTS (0.87%)
 Cisco Systems /1/                             15,200                253,688
NON-HAZARDOUS WASTE DISPOSAL (0.84%)
 Waste Management                              10,100                243,309
                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.41%)
                                                                 $
 Anadarko Petroleum                             2,700                120,069
OIL COMPANY-INTEGRATED (5.26%)
 BP Amoco                                       3,500                147,070
 ChevronTexaco                                  5,300                382,660
 ConocoPhillips                                 3,700                202,760
 Exxon Mobil                                   13,500                484,785
 Royal Dutch Petroleum                          6,700                312,354
                                                                   1,529,629
OIL-FIELD SERVICES (1.73%)
 Baker Hughes                                   5,800                194,706
 Schlumberger                                   6,500                309,205
                                                                     503,911
PAPER & RELATED PRODUCTS (1.75%)
 International Paper                            9,300                332,289
 MeadWestvaco                                   7,200                177,840
                                                                     510,129
REGIONAL BANKS (2.15%)
 Bank One                                       1,800                 66,924
 Fifth Third Bancorp                            1,900                108,946
 FleetBoston Financial                          3,100                 92,101
 Wachovia                                       2,000                 79,920
 Wells Fargo                                    5,500                277,200
                                                                     625,091
RETAIL-BUILDING PRODUCTS (1.01%)
 Home Depot                                     4,600                152,352
 Lowe's                                         3,300                141,735
                                                                     294,087
RETAIL-DISCOUNT (4.03%)
 Costco Wholesale /1/                           6,800                248,880
 Target                                         9,100                344,344
 Wal-Mart Stores                               10,800                579,636
                                                                   1,172,860
RETAIL-DRUG STORE (0.44%)
 Walgreen                                       4,300                129,430
RETAIL-REGIONAL DEPARTMENT STORE (0.18%)
 Kohls /1/                                      1,000                 51,380
SAVINGS & LOANS-THRIFTS (0.89%)
 Washington Mutual                              6,300                260,190
SEMICONDUCTOR EQUIPMENT (1.68%)
 Applied Materials /1/                         21,000                333,060
 Kla-Tencor /1/                                 1,600                 74,384
 Novellus Systems /1/                           2,200                 80,566
                                                                     488,010
TELECOMMUNICATION EQUIPMENT (0.47%)
 Nokia                                          8,300                136,369
TELEPHONE-INTEGRATED (4.06%)
 AT&T                                           3,200                 61,600
 BellSouth                                      7,400                197,062
 SBC Communications                            14,200                362,810
 Sprint                                         7,700                110,880
                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                 $
 Verizon Communications                        11,400                449,730
                                                                   1,182,082
TOBACCO (1.59%)
 Altria Group                                   6,800                308,992
 UST                                            4,400                154,132
                                                                     463,124
                                 TOTAL COMMON STOCKS              26,958,157
                                                                 -----------

                TOTAL PORTFOLIO INVESTMENTS (92.65%)              26,958,157
CASH AND RECEIVABLES, NET OF LIABILITIES (7.35%)                   2,137,357
                          TOTAL NET ASSETS (100.00%)             $29,095,514
                                                                 -------------




/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            LARGECAP GROWTH ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.38%)
AIRLINES (1.19%)
                                                                   $
 Southwest Airlines                              10,770                185,244
APPLICATIONS SOFTWARE (5.53%)
 Intuit /1/                                       4,405                196,155
 Microsoft                                       26,020                666,372
                                                                       862,527
BREWERY (1.96%)
 Anheuser-Busch                                   6,000                306,300
BROADCASTING SERVICES & PROGRAMMING (3.83%)
 Liberty Media /1/                               51,713                597,802
CABLE TV (1.94%)
 Cablevision Systems /1/                         14,546                301,975
CASINO HOTELS (1.56%)
 MGM Mirage /1/                                   7,135                243,874
COMMERCIAL SERVICE-FINANCE (0.53%)
 Moody's                                          1,575                 83,018
COMMERCIAL SERVICES (1.61%)
 Weight Watchers International /1/                5,525                251,332
COMPUTERS (2.06%)
 Dell Computer /1/                               10,050                321,198
COMPUTERS-MEMORY DEVICES (1.50%)
 Veritas Software /1/                             8,150                233,660
COMPUTERS-PERIPHERAL EQUIPMENT (1.04%)
 Lexmark International /1/                        2,285                161,709
COSMETICS & TOILETRIES (2.77%)
 Colgate-Palmolive                                4,965                287,722
 Procter & Gamble                                 1,610                143,580
                                                                       431,302
DATA PROCESSING & MANAGEMENT (0.51%)
 Automatic Data Processing                        2,340                 79,232
DIVERSIFIED FINANCIAL SERVICES (1.28%)
 Citigroup                                        4,651                199,063
DIVERSIFIED MANUFACTURING OPERATIONS (0.94%)
 General Electric                                 5,115                146,698
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.11%)
 Flextronics International /1/                   16,700                173,513
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.06%)
 Texas Instruments                                9,380                165,088
ENTERPRISE SOFTWARE & SERVICE (1.29%)
 Oracle /1/                                      16,795                201,876
ENTERTAINMENT SOFTWARE (1.81%)
 Electronic Arts /1/                              3,820                282,642
FIDUCIARY BANKS (1.67%)
 Bank of New York                                 9,060                260,475
FINANCE-CONSUMER LOANS (3.59%)
 SLM                                             14,295                559,935
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (2.76%)
                                                                   $
 American Express                                10,295                430,434
FINANCE-INVESTMENT BANKER & BROKER (3.57%)
 Morgan Stanley                                  13,025                556,819
FINANCE-MORTGAGE LOAN/BANKER (2.79%)
 Federal National Mortgage Association            6,445                434,651
HEALTH CARE COST CONTAINMENT (1.05%)
 McKesson                                         4,600                164,404
HOTELS & MOTELS (2.03%)
 Hilton Hotels                                   24,705                315,977
INSURANCE BROKERS (1.76%)
 Marsh & McLennan                                 5,380                274,757
INTERNET BROKERS (1.50%)
 Charles Schwab                                  23,155                233,634
MEDICAL PRODUCTS (1.14%)
 Johnson & Johnson                                3,430                177,331
MEDICAL-BIOMEDICAL/GENE (5.04%)
 Amgen /1/                                        6,185                410,932
 Genentech /1/                                    5,210                375,745
                                                                       786,677
MEDICAL-DRUGS (4.00%)
 Forest Laboratories /1/                          2,160                118,260
 OSI Pharmaceuticals /1/                            840                 27,056
 Pfizer                                          13,991                477,793
                                                                       623,109
MEDICAL-GENERIC DRUGS (0.83%)
 Mylan Laboratories                               3,725                129,518
MEDICAL-HMO (2.42%)
 Wellpoint Health Networks /1/                    4,470                376,821
MOTION PICTURES & SERVICES (0.67%)
 Metro-Goldwyn-Mayer /1/                          8,465                105,135
MULTI-LINE INSURANCE (2.18%)
 Allstate                                         9,515                339,210
MULTIMEDIA (5.37%)
 AOL Time Warner /1/                             16,875                271,519
 Viacom /1/                                      12,975                566,488
                                                                       838,007
NETWORKING PRODUCTS (2.74%)
 Cisco Systems /1/                               25,630                427,765
OIL COMPANY-EXPLORATION & PRODUCTION (2.49%)
 Anadarko Petroleum                               8,735                388,445
OIL COMPANY-INTEGRATED (3.80%)
 Exxon Mobil                                     16,505                592,695
OIL-FIELD SERVICES (0.99%)
 Halliburton                                      6,705                154,215
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (1.31%)
                                                                   $
 Home Depot                                       6,155                203,854
RETAIL-DISCOUNT (2.61%)
 Costco Wholesale /1/                             7,215                264,069
 TJX                                              7,625                143,655
                                                                       407,724
RETAIL-OFFICE SUPPLIES (1.17%)
 Staples /1/                                      9,925                182,124
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.77%)
 Linear Technology                                8,580                276,362
SEMICONDUCTOR EQUIPMENT (2.18%)
 Applied Materials /1/                           21,475                340,593
TELECOMMUNICATION EQUIPMENT (2.43%)
 Nokia                                           23,105                379,615
                                   TOTAL COMMON STOCKS              15,188,339
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.38%)              15,188,339
CASH AND RECEIVABLES, NET OF LIABILITIES (2.62%)                       408,963
                            TOTAL NET ASSETS (100.00%)             $15,597,302
                                                                   -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (98.40%)
ADVERTISING AGENCIES (0.22%)
                                                                   $
 Omnicom Group                                      200             14,340
ADVERTISING SALES (0.17%)
 Lamar Advertising /1/                              320             11,267
ADVERTISING SERVICES (0.13%)
 Getty Images /1/                                   200              8,260
AIRLINES (0.10%)
 Southwest Airlines                                 400              6,880
APPAREL MANUFACTURERS (0.14%)
 Liz Claiborne                                      268              9,447
APPLIANCES (0.30%)
 Whirlpool                                          308             19,620
APPLICATIONS SOFTWARE (4.90%)
 Mercury Interactive /1/                            150              5,791
 Microsoft                                       12,400            317,564
                                                                   323,355
ATHLETIC FOOTWEAR (0.31%)
 Reebok International /1/                           600             20,178
BEVERAGES-NON-ALCOHOLIC (1.99%)
 Coca-Cola Enterprises                              740             13,431
 Pepsi Bottling Group                               330              6,607
 Pepsico                                          2,500            111,250
                                                                   131,288
BREWERY (0.39%)
 Anheuser-Busch                                     500             25,525
BROADCASTING SERVICES & PROGRAMMING (0.18%)
 Fox Entertainment Group /1/                        420             12,088
CABLE TV (0.71%)
 Comcast /1/                                        225              6,790
 Comcast /1/                                      1,400             40,362
                                                                    47,152
CASINO HOTELS (0.49%)
 Harrah's Entertainment /1/                         800             32,192
CASINO SERVICES (0.08%)
 International Game Technology /1/                   50              5,116
CELLULAR TELECOMMUNICATIONS (0.52%)
 AT&T Wireless Services /1/                       4,200             34,482
COMMERCIAL BANKS (0.20%)
 Zions Bancorp                                      260             13,159
COMMERCIAL SERVICE-FINANCE (0.37%)
 H&R Block                                          300             12,975
 Paychex                                            400             11,724
                                                                    24,699
COMMERCIAL SERVICES (0.22%)
 Iron Mountain /1/                                  400             14,836
COMPUTER SERVICES (0.48%)
 Affiliated Computer Services /1/                   330             15,091
 Electronic Data Systems                            100              2,145
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                   $
 Sungard Data Systems /1/                           551             14,276
                                                                    31,512
COMPUTERS (4.45%)
 Dell Computer /1/                                6,100            194,956
 International Business Machines                  1,200             99,000
                                                                   293,956
COMPUTERS-PERIPHERAL EQUIPMENT (0.75%)
 Lexmark International /1/                          700             49,539
CONTAINERS-PAPER & PLASTIC (0.14%)
 Sealed Air /1/                                     200              9,532
COSMETICS & TOILETRIES (1.97%)
 Colgate-Palmolive                                  400             23,180
 Procter & Gamble                                 1,200            107,016
                                                                   130,196
CRUISE LINES (0.49%)
 Royal Caribbean Cruises                          1,400             32,424
DATA PROCESSING & MANAGEMENT (0.73%)
 Automatic Data Processing                          306             10,361
 Choicepoint /1/                                    194              6,697
 Fair, Isaac                                        300             15,435
 Fiserv /1/                                         249              8,867
 SEI Investments                                    220              7,040
                                                                    48,400
DIVERSIFIED FINANCIAL SERVICES (1.23%)
 Citigroup                                        1,900             81,320
DIVERSIFIED MANUFACTURING OPERATIONS (6.45%)
 3M                                                 700             90,286
 General Electric                                11,700            335,556
                                                                   425,842
E-COMMERCE-SERVICES (0.14%)
 Expedia /1/                                        120              9,166
ELECTRIC-INTEGRATED (0.53%)
 Edison International /1/                         1,000             16,430
 Entergy                                            352             18,579
                                                                    35,009
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.60%)
 Intel                                           10,800            224,467
 Intersil Holding /1/                               300              7,983
 PMC - Sierra /1/                                 1,100             12,903
 QLogic /1/                                       1,200             57,996
                                                                   303,349
ELECTRONIC FORMS (0.35%)
 Adobe Systems                                      727             23,315
ELECTRONIC PARTS DISTRIBUTION (0.05%)
 Arrow Electronics /1/                              200              3,048
ELECTRONICS-MILITARY (0.13%)
 L-3 Communications Holdings /1/                    200              8,698
ENTERPRISE SOFTWARE & SERVICE (1.86%)
 BEA Systems /1/                                    500              5,430
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                   $
 Computer Associates International                2,300             51,244
 Oracle /1/                                       5,500             66,110
                                                                   122,784
FIDUCIARY BANKS (0.24%)
 State Street                                       400             15,760
FINANCE-CREDIT CARD (2.58%)
 Capital One Financial                              960             47,213
 MBNA                                             5,900            122,956
                                                                   170,169
FINANCE-MORTGAGE LOAN/BANKER (2.63%)
 Doral Financial                                    300             13,395
 Federal Home Loan Mortgage                         900             45,693
 Federal National Mortgage Association            1,700            114,648
                                                                   173,736
FOOD-RETAIL (0.41%)
 Kroger /1/                                       1,059             17,664
 Whole Foods Market /1/                             192              9,126
                                                                    26,790
FOOD-WHOLESALE & DISTRIBUTION (0.19%)
 Performance Food Group /1/                         100              3,700
 Sysco                                              303              9,102
                                                                    12,802
HEALTH CARE COST CONTAINMENT (0.12%)
 Caremark Rx /1/                                    300              7,704
HOTELS & MOTELS (0.09%)
 Marriott International                             156              5,994
INSURANCE BROKERS (0.15%)
 Brown & Brown                                      300              9,750
INTERNET SECURITY (0.99%)
 Symantec /1/                                     1,200             52,632
 VeriSign /1/                                       900             12,447
                                                                    65,079
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.08%)
 Waddell & Reed Financial                           200              5,134
LOTTERY SERVICES (0.18%)
 Gtech Holdings /1/                                 316             11,897
MEDICAL INSTRUMENTS (1.90%)
 Beckman Coulter                                    100              4,064
 Boston Scientific /1/                              353             21,568
 Guidant                                            413             18,333
 Medtronic                                        1,700             81,549
                                                                   125,514
MEDICAL LABORATORY & TESTING SERVICE (0.10%)
 Quest Diagnostics /1/                              100              6,380
MEDICAL PRODUCTS (3.39%)
 Henry Schein /1/                                   100              5,234
 Johnson & Johnson                                4,100            211,970
 Varian Medical Systems /1/                         112              6,448
                                                                   223,652
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL STERILIZATION PRODUCT (0.16%)
                                                                   $
 Steris /1/                                         450             10,390
MEDICAL-BIOMEDICAL/GENE (2.73%)
 Amgen /1/                                        2,500            166,100
 Genzyme /1/                                        340             14,212
                                                                   180,312
MEDICAL-DRUGS (13.17%)
 Abbott Laboratories                              1,900             83,144
 Allergan                                           600             46,260
 Eli Lilly                                          200             13,794
 Forest Laboratories /1/                            770             42,157
 Medimmune /1/                                    1,200             43,644
 Merck                                            2,000            121,100
 Pfizer                                          11,200            382,480
 Wyeth                                            3,000            136,650
                                                                   869,229
MEDICAL-GENERIC DRUGS (0.30%)
 Barr Laboratories /1/                              307             20,108
MEDICAL-HMO (2.15%)
 Anthem /1/                                         159             12,267
 Mid Atlantic Medical Services /1/                  300             15,690
 UnitedHealth Group                               1,300             65,325
 Wellpoint Health Networks /1/                      575             48,472
                                                                   141,754
MEDICAL-HOSPITALS (0.29%)
 Health Management Associates                       495              9,133
 Universal Health Services /1/                      257             10,182
                                                                    19,315
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.90%)
 AmerisourceBergen                                1,000             69,350
 Cardinal Health                                  1,900            122,170
                                                                   191,520
METAL-DIVERSIFIED (0.57%)
 Freeport-McMoran Copper & Gold                   1,542             37,779
MULTI-LINE INSURANCE (1.59%)
 American International Group                     1,900            104,842
MULTIMEDIA (1.04%)
 AOL Time Warner /1/                                800             12,872
 McGraw-Hill                                        154              9,548
 Viacom /1/                                         830             36,238
 Walt Disney                                        500              9,875
                                                                    68,533
NETWORKING PRODUCTS (2.22%)
 Cisco Systems /1/                                8,800            146,872
OIL & GAS DRILLING (0.13%)
 GlobalSantaFe                                      364              8,496
OIL COMPANY-EXPLORATION & PRODUCTION (0.19%)
 Burlington Resources                               237             12,815
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Cooper Cameron /1/                                 260             13,099
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.31%)
                                                                   $
 BJ Services /1/                                    548             20,473
PHARMACY SERVICES (1.22%)
 AdvancePCS /1/                                   1,100             42,053
 Express Scripts /1/                                560             38,259
                                                                    80,312
PROPERTY & CASUALTY INSURANCE (0.27%)
 Fidelity National Financial                        586             18,025
PUBLICLY TRADED INVESTMENT FUND (1.31%)
 Nasdaq 100 Shares /1/                              600             17,970
 Standard & Poor's 500 Depository Receipts          700             68,341
                                                                    86,311
REGIONAL BANKS (0.71%)
 U.S. Bancorp                                     1,100             26,950
 Wells Fargo                                        400             20,160
                                                                    47,110
RENTAL-AUTO & EQUIPMENT (0.11%)
 Rent-A-Center /1/                                  100              7,581
RETAIL-APPAREL & SHOE (0.22%)
 Abercrombie & Fitch /1/                            300              8,523
 Chico's FAS /1/                                    270              5,683
                                                                    14,206
RETAIL-AUTO PARTS (0.92%)
 Advance Auto Parts /1/                             500             30,450
 Autozone /1/                                       400             30,388
                                                                    60,838
RETAIL-BEDDING (0.36%)
 Bed Bath & Beyond /1/                              612             23,752
RETAIL-BUILDING PRODUCTS (2.95%)
 Home Depot                                       2,500             82,800
 Lowe's                                           2,600            111,670
                                                                   194,470
RETAIL-CONSUMER ELECTRONICS (0.73%)
 Best Buy /1/                                     1,100             48,312
RETAIL-DISCOUNT (3.71%)
 Family Dollar Stores                               364             13,887
 TJX                                              2,300             43,332
 Wal-Mart Stores                                  3,500            187,845
                                                                   245,064
RETAIL-DRUG STORE (0.27%)
 Walgreen                                           600             18,060
RETAIL-MAIL ORDER (0.19%)
 Williams-Sonoma /1/                                422             12,322
RETAIL-OFFICE SUPPLIES (0.57%)
 Office Depot /1/                                   460              6,675
 Staples /1/                                      1,700             31,195
                                                                    37,870
RETAIL-REGIONAL DEPARTMENT STORE (0.68%)
 Federated Department Stores /1/                    513             18,904
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (CONTINUED)
                                                                   $
 Kohls /1/                                          500             25,690
                                                                    44,594
RETAIL-RESTAURANTS (0.85%)
 CBRL Group                                         100              3,886
 Krispy Kreme Doughnuts /1/                         246             10,130
 Starbucks /1/                                    1,200             29,424
 Yum! Brands /1/                                    426             12,593
                                                                    56,033
SATELLITE TELECOM (0.47%)
 EchoStar Communications /1/                        900             31,158
SAVINGS & LOANS-THRIFTS (0.16%)
 Washington Mutual                                  259             10,697
SCHOOLS (1.41%)
 Apollo Group /1/                                   800             49,408
 Career Education /1/                               640             43,789
                                                                    93,197
SEMICONDUCTOR EQUIPMENT (0.48%)
 Kla-Tencor /1/                                     314             14,598
 Lam Research /1/                                   929             16,917
                                                                    31,515
TELECOMMUNICATION EQUIPMENT (0.97%)
 Harris                                             100              3,005
 Qualcomm                                         1,700             60,775
                                                                    63,780
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 CIENA /1/                                        2,400             12,456
TELECOMMUNICATION SERVICES (0.04%)
 Avaya /1/                                          400              2,584
TELEPHONE-INTEGRATED (0.73%)
 BellSouth                                          464             12,356
 CenturyTel                                         800             27,880
 Sprint                                             570              8,208
                                                                    48,444
THERAPEUTICS (0.44%)
 Gilead Sciences /1/                                520             28,902
TOBACCO (1.17%)
 Altria Group                                     1,700             77,248
TOYS (0.37%)
 Mattel                                           1,300             24,596

                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.13%)
                                                                   $
 Macromedia/1/                                      400              8,416
                                   TOTAL COMMON STOCKS           6,495,725
                                                               -----------

                  TOTAL PORTFOLIO INVESTMENTS (98.40%)           6,495,725
CASH, RECEIVABLES AND OTHER ASSETS,
  NET OF LIABILITIES (1.60%)                                       105,874
                            TOTAL NET ASSETS (100.00%)         $ 6,601,599
                                                              -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.05%)
ADVERTISING AGENCIES (0.20%)
                                                                           $
 Interpublic Group                                        3,612                48,328
 Omnicom Group                                            1,747               125,260
                                                                              173,588
AEROSPACE & DEFENSE (0.68%)
 Boeing                                                   7,793               267,456
 Northrop Grumman                                         1,694               146,175
 Raytheon                                                 3,806               124,989
 Rockwell Collins                                         1,651                40,664
                                                                              579,284
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
 General Dynamics                                         1,830               132,675
 Goodrich                                                 1,092                22,932
 Lockheed Martin                                          4,171               198,414
 United Technologies                                      4,337               307,190
                                                                              661,211
AGRICULTURAL OPERATIONS (0.06%)
 Monsanto                                                 2,423                52,434
AIRLINES (0.17%)
 Delta Air Lines                                          1,147                16,838
 Southwest Airlines                                       7,220               124,184
                                                                              141,022
APPAREL MANUFACTURERS (0.12%)
 Jones Apparel Group /1/                                  1,186                34,702
 Liz Claiborne                                              996                35,109
 VF                                                       1,002                34,038
                                                                              103,849
APPLIANCES (0.07%)
 Maytag                                                     725                17,705
 Whirlpool                                                  636                40,513
                                                                               58,218
APPLICATIONS SOFTWARE (3.25%)
 Citrix Systems /1/                                       1,532                31,191
 Compuware /1/                                            3,515                20,282
 Intuit /1/                                               1,902                84,696
 Mercury Interactive /1/                                    791                30,540
 Microsoft                                               99,519             2,548,682
 Parametric Technology /1/                                2,441                 7,445
 Siebel Systems /1/                                       4,539                43,302
                                                                            2,766,138
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                     2,447               130,890
 Reebok International /1/                                   550                18,497
                                                                              149,387
AUTO-CARS & LIGHT TRUCKS (0.44%)
 Ford Motor                                              16,967               186,467
 General Motors                                           5,197               187,092
                                                                              373,559
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.11%)
 Navistar International /1/                                 634                20,688
 Paccar                                                   1,077                72,762
                                                                               93,450
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
                                                                           $
 Dana                                                     1,381                15,965
 Delphi Automotive Systems                                5,202                44,893
 Visteon                                                  1,199                 8,237
                                                                               69,095
BEVERAGES-NON-ALCOHOLIC (2.23%)
 Coca-Cola                                               22,833             1,059,680
 Coca-Cola Enterprises                                    4,190                76,048
 Pepsi Bottling Group                                     2,541                50,871
 Pepsico                                                 15,925               708,662
                                                                            1,895,261
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               559                43,949
BREWERY (0.48%)
 Adolph Coors                                               337                16,506
 Anheuser-Busch                                           7,734               394,821
                                                                              411,327
BROADCASTING SERVICES & PROGRAMMING (0.28%)
 Clear Channel Communications /1/                         5,693               241,326
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                    4,417               105,345
 Vulcan Materials                                           943                34,957
                                                                              140,302
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                      665                49,163
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                   2,436                62,362
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Centex                                                     576                44,807
 KB Home                                                    441                27,333
 Pulte                                                      566                34,900
                                                                              107,040
CABLE TV (0.74%)
 Comcast /1/                                             20,846               629,132
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                               1,016                40,884
CASINO SERVICES (0.10%)
 International Game Technology /1/                          791                80,943
CELLULAR TELECOMMUNICATIONS (0.44%)
 AT&T Wireless Services /1/                              25,138               206,383
 Nextel Communications /1/                                9,530               172,302
                                                                              378,685
CHEMICALS-DIVERSIFIED (0.94%)
 Dow Chemical                                             8,486               262,727
 E. I. Du Pont de Nemours                                 9,232               384,420
 Hercules /1/                                             1,015                10,048
 PPG Industries                                           1,573                79,814
 Rohm & Haas                                              2,056                63,798
                                                                              800,807
CHEMICALS-SPECIALTY (0.11%)
 Eastman Chemical                                           719                22,771
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Engelhard                                                1,167                28,907
 Great Lakes Chemical                                       466                 9,506
 Sigma-Aldrich                                              657                35,596
                                                                               96,780
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                        1,843                40,730
COATINGS & PAINT (0.04%)
 Sherwin-Williams                                         1,361                36,584
COMMERCIAL BANKS (0.76%)
 Amsouth Bancorp                                          3,255                71,089
 BB&T                                                     4,369               149,857
 First Tennessee National                                 1,171                51,419
 Marshall & Ilsley                                        2,101                64,248
 North Fork Bancorp.                                      1,453                49,489
 Regions Financial                                        2,056                69,452
 SouthTrust                                               3,154                85,789
 Synovus Financial                                        2,814                60,501
 Zions Bancorp                                              835                42,259
                                                                              644,103
COMMERCIAL SERVICE-FINANCE (0.43%)
 Concord EFS /1/                                          4,510                66,387
 Deluxe                                                     512                22,938
 Equifax                                                  1,306                33,956
 H&R Block                                                1,661                71,838
 Moody's                                                  1,375                72,476
 Paychex                                                  3,488               102,234
                                                                              369,829
COMMERCIAL SERVICES (0.04%)
 Convergys /1/                                            1,371                21,936
 Quintiles Transnational /1/                              1,097                15,566
                                                                               37,502
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                 1,036                16,742
COMPUTER SERVICES (0.31%)
 Computer Sciences /1/                                    1,735                66,138
 Electronic Data Systems                                  4,434                95,110
 Sungard Data Systems /1/                                 2,633                68,221
 Unisys /1/                                               3,033                37,245
                                                                              266,714
COMPUTERS (3.41%)
 Apple Computer /1/                                       3,389                64,798
 Dell Computer /1/                                       23,807               760,872
 Gateway /1/                                              3,013                10,997
 Hewlett-Packard                                         28,294               602,662
 International Business Machines                         16,018             1,321,485
 Sun Microsystems /1/                                    29,936               137,706
                                                                            2,898,520
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR /1/                                                    884                22,648
COMPUTERS-MEMORY DEVICES (0.38%)
 EMC /1/                                                 20,272               212,248
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                           $
 Veritas Software /1/                                     3,845               110,236
                                                                              322,484
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Lexmark International /1/                                1,182                83,650
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings /1/                                     612                12,020
 Clorox                                                   2,009                85,684
 Fortune Brands                                           1,348                70,365
 Tupperware                                                 542                 7,783
                                                                              175,852
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                       528                24,029
CONTAINERS-PAPER & PLASTIC (0.11%)
 Bemis                                                      492                23,025
 Pactiv /1/                                               1,473                29,033
 Sealed Air /1/                                             783                37,318
                                                                               89,376
COSMETICS & TOILETRIES (2.47%)
 Alberto-Culver                                             545                27,850
 Avon Products                                            2,176               135,347
 Colgate-Palmolive                                        4,987               288,997
 Gillette                                                 9,466               301,587
 International Flavors & Fragrances                         870                27,779
 Kimberly-Clark                                           4,715               245,840
 Procter & Gamble                                        12,001             1,070,249
                                                                            2,097,649
CRUISE LINES (0.22%)
 Carnival                                                 5,827               189,436
DATA PROCESSING & MANAGEMENT (0.63%)
 Automatic Data Processing                                5,544               187,720
 First Data                                               6,933               287,304
 Fiserv /1/                                               1,791                63,777
                                                                              538,801
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 C.R. Bard                                                  483                34,443
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                            1,612                51,600
 W.W. Grainger                                              850                39,746
                                                                               91,346
DIVERSIFIED FINANCIAL SERVICES (2.40%)
 Citigroup                                               47,719             2,042,373
DIVERSIFIED MANUFACTURING OPERATIONS (4.91%)
 3M                                                       3,623               467,295
 Cooper Industries                                          867                35,807
 Crane                                                      553                12,514
 Danaher                                                  1,417                96,427
 Eaton                                                      692                54,398
 General Electric /2/                                    92,641             2,656,944
 Honeywell International                                  7,952               213,511
 Illinois Tool Works                                      2,850               187,673
 ITT Industries                                             853                55,837
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Textron                                                  1,251                48,814
 Tyco International                                      18,510               351,320
                                                                            4,180,540
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.20%)
 Cendant /1/                                              9,441               172,959
E-COMMERCE-SERVICES (0.38%)
 eBay /1/                                                 2,944               306,706
 Monster Worldwide                                        1,033                20,381
                                                                              327,087
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                         3,903               199,444
 Molex                                                    1,772                47,826
                                                                              247,270
ELECTRIC-GENERATION (0.04%)
 AES /1/                                                  5,679                36,062
ELECTRIC-INTEGRATED (2.53%)
 Allegheny Energy                                         1,168                 9,870
 Ameren                                                   1,494                65,885
 American Electric Power                                  3,662               109,237
 Centerpoint Energy                                       2,829                23,056
 Cinergy                                                  1,633                60,078
 CMS Energy                                               1,340                10,854
 Consolidated Edison                                      2,070                89,590
 Constellation Energy Group                               1,532                52,548
 Dominion Resources                                       2,881               185,162
 DTE Energy                                               1,557                60,162
 Duke Energy                                              8,354               166,662
 Edison International /1/                                 3,021                49,635
 Entergy                                                  2,094               110,521
 Exelon                                                   3,006               179,789
 FirstEnergy                                              2,759               106,084
 FPL Group                                                1,699               113,578
 NiSource                                                 2,434                46,246
 PG&E /1/                                                 3,790                80,158
 Pinnacle West Capital                                      846                31,683
 PPL                                                      1,563                67,209
 Progress Energy                                          2,232                97,985
 Public Service Enterprise Group                          2,095                88,514
 Southern                                                 6,690               208,460
 TECO Energy                                              1,633                19,580
 TXU                                                      2,987                67,058
 XCEL Energy                                              3,696                55,588
                                                                            2,155,192
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              768                 5,491
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Sanmina /1/                                              4,736                29,884
 Solectron /1/                                            7,683                28,735
                                                                               58,619
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.35%)
 Advanced Micro Devices /1/                               3,194                20,473
 Altera /1/                                               3,549                58,204
 Applied Micro Circuits /1/                               2,823                17,079
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Broadcom /1/                                             2,596                64,666
 Intel                                                   60,566             1,258,804
 LSI Logic /1/                                            3,479                24,631
 Micron Technology /1/                                    5,649                65,698
 National Semiconductor /1/                               1,689                33,307
 Nvidia /1/                                               1,473                33,894
 PMC - Sierra /1/                                         1,567                18,381
 QLogic /1/                                                 872                42,144
 Texas Instruments                                       16,030               282,128
 Xilinx /1/                                               3,127                79,144
                                                                            1,998,553
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                         541                 7,817
ELECTRONIC FORMS (0.08%)
 Adobe Systems                                            2,149                68,918
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                 4,369                85,414
 Tektronix /1/                                              787                16,999
                                                                              102,413
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      756                25,432
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                             385                13,818
ENTERPRISE SOFTWARE & SERVICE (0.94%)
 BMC Software /1/                                         2,162                35,305
 Computer Associates International                        5,358               119,376
 Novell /1/                                               3,424                10,546
 Oracle /1/                                              48,600               584,172
 Peoplesoft /1/                                           2,935                51,627
                                                                              801,026
ENTERTAINMENT SOFTWARE (0.12%)
 Electronic Arts /1/                                      1,350                99,887
FIDUCIARY BANKS (0.61%)
 Bank of New York                                         7,147               205,476
 Mellon Financial                                         3,999               110,972
 Northern Trust                                           2,043                85,377
 State Street                                             3,081               121,392
                                                                              523,217
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                     1,144                25,740
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                      4,191               164,161
FINANCE-CREDIT CARD (1.03%)
 American Express                                        12,022               502,640
 Capital One Financial                                    2,099               103,229
 MBNA                                                    11,843               246,808
 Providian Financial /1/                                  2,688                24,891
                                                                              877,568
FINANCE-INVESTMENT BANKER & BROKER (1.66%)
 Bear Stearns                                               919                66,554
 Goldman Sachs Group                                      4,353               364,564
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Lehman Brothers Holdings                                 2,249               149,514
 Merrill Lynch                                            8,624               402,568
 Morgan Stanley                                          10,078               430,834
                                                                            1,414,034
FINANCE-MORTGAGE LOAN/BANKER (1.20%)
 Countrywide Credit Industries                            1,211                84,249
 Federal Home Loan Mortgage                               6,372               323,506
 Federal National Mortgage Association                    9,083               612,558
                                                                            1,020,313
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                      985                65,256
 MBIA                                                     1,333                64,984
 MGIC Investment                                            915                42,676
                                                                              172,916
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                            1,216                84,707
 Wm. Wrigley Jr.                                          2,087               117,352
                                                                              202,059
FOOD-FLOUR & GRAIN (0.09%)
 Archer-Daniels-Midland                                   5,974                76,885
FOOD-MISCELLANEOUS/DIVERSIFIED (0.92%)
 Campbell Soup                                            3,805                93,223
 ConAgra Foods                                            4,978               117,481
 General Mills                                            3,428               162,521
 H.J. Heinz                                               3,258               107,449
 Kellogg                                                  3,768               129,506
 McCormick                                                1,290                35,088
 Sara Lee                                                 7,204               135,507
                                                                              780,775
FOOD-RETAIL (0.33%)
 Albertson's                                              3,400                65,280
 Kroger /1/                                               6,994               116,660
 Safeway /1/                                              4,092                83,722
 Winn-Dixie Stores                                        1,309                16,114
                                                                              281,776
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                1,243                26,501
 Sysco                                                    6,021               180,871
                                                                              207,372
FORESTRY (0.05%)
 Plum Creek Timber                                        1,695                43,985
GAS-DISTRIBUTION (0.16%)
 KeySpan                                                  1,459                51,722
 Nicor                                                      409                15,178
 Peoples Energy                                             335                14,368
 Sempra Energy                                            1,923                54,863
                                                                              136,131
GOLD MINING (0.14%)
 Newmont Mining                                           3,728               121,011
HEALTH CARE COST CONTAINMENT (0.11%)
 McKesson                                                 2,683                95,890
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.08%)
                                                                           $
 Newell Rubbermaid                                        2,542                71,176
HOME FURNISHINGS (0.04%)
 Leggett & Platt                                          1,788                36,654
HOTELS & MOTELS (0.21%)
 Hilton Hotels                                            3,499                44,752
 Marriott International                                   2,150                82,603
 Starwood Hotels & Resorts Worldwide                      1,857                53,092
                                                                              180,447
HUMAN RESOURCES (0.04%)
 Robert Half International /1/                            1,577                29,868
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                      2,143                27,880
INDEPENDENT POWER PRODUCER (0.04%)
 Calpine /1/                                              3,533                23,318
 Mirant /1/                                               3,756                10,892
                                                                               34,210
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 Rockwell International                                   1,718                40,957
INDUSTRIAL GASES (0.21%)
 Air Products & Chemicals                                 2,106                87,610
 Praxair                                                  1,506                90,510
                                                                              178,120
INSTRUMENTS-CONTROLS (0.17%)
 Johnson Controls                                           825                70,620
 Parker Hannifin                                          1,094                45,937
 Thermo Electron /1/                                      1,499                31,509
                                                                              148,066
INSTRUMENTS-SCIENTIFIC (0.13%)
 Applied Biosystems Group                                 1,937                36,861
 Millipore /1/                                              449                19,922
 PerkinElmer                                              1,175                16,227
 Waters /1/                                               1,152                33,558
                                                                              106,568
INSURANCE BROKERS (0.38%)
 Aon                                                      2,894                69,688
 Marsh & McLennan                                         4,964               253,511
                                                                              323,199
INTERNET BROKERS (0.15%)
 Charles Schwab                                          12,517               126,297
INTERNET SECURITY (0.07%)
 Symantec /1/                                             1,369                60,044
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.23%)
 Federated Investors                                      1,011                27,722
 Franklin Resources                                       2,351                91,853
 Janus Capital Group                                      2,218                36,375
 T. Rowe Price Group                                      1,132                42,733
                                                                              198,683
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  838                20,967
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.61%)
                                                                           $
 Aflac                                                    4,759               146,339
 Jefferson-Pilot                                          1,317                54,603
 John Hancock Financial Services                          2,679                82,326
 Lincoln National                                         1,646                58,647
 Principal Financial Group /4/                            3,035                97,879
 Torchmark                                                1,076                40,081
 UnumProvident                                            2,667                35,764
                                                                              515,639
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                   1,580                55,995
MACHINERY-CONSTRUCTION & MINING (0.21%)
 Caterpillar                                              3,193               177,722
MACHINERY-FARM (0.12%)
 Deere                                                    2,219               101,408
MACHINERY-GENERAL INDUSTRY (0.16%)
 Dover                                                    1,881                56,355
 Ingersoll-Rand                                           1,570                74,292
 McDermott International /1/                                593                 3,754
                                                                              134,401
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                               2,253                40,531
MEDICAL INSTRUMENTS (1.25%)
 Biomet                                                   2,391                68,526
 Boston Scientific /1/                                    3,802               232,302
 Guidant                                                  2,867               127,266
 Medtronic                                               11,304               542,253
 St. Jude Medical /1/                                     1,669                95,968
                                                                            1,066,315
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Quest Diagnostics /1/                                      977                62,333
MEDICAL PRODUCTS (2.20%)
 Baxter International                                     5,539               144,014
 Becton Dickinson                                         2,362                91,764
 Johnson & Johnson                                       27,520             1,422,784
 Stryker                                                  1,841               127,710
 Zimmer Holdings /1/                                      1,821                82,036
                                                                            1,868,308
MEDICAL-BIOMEDICAL/GENE (1.16%)
 Amgen /1/                                               11,675               775,687
 Biogen /1/                                               1,376                52,288
 Chiron /1/                                               1,727                75,504
 Genzyme /1/                                              2,000                83,600
                                                                              987,079
MEDICAL-DRUGS (8.00%)
 Abbott Laboratories                                     14,470               633,207
 Allergan                                                 1,208                93,137
 Bristol-Myers Squibb                                    17,968               487,831
 Eli Lilly                                               10,415               718,323
 Forest Laboratories /1/                                  3,366               184,289
 King Pharmaceuticals /1/                                 2,238                33,033
 Medimmune /1/                                            2,339                85,069
 Merck                                                   20,786             1,258,592
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Pfizer                                                  73,182             2,499,165
 Schering-Plough                                         13,615               253,239
 Wyeth                                                   12,309               560,675
                                                                            6,806,560
MEDICAL-GENERIC DRUGS (0.05%)
 Watson Pharmaceutical /1/                                  994                40,128
MEDICAL-HMO (0.70%)
 Aetna                                                    1,408                84,762
 Anthem /1/                                               1,282                98,906
 Humana /1/                                               1,497                22,605
 UnitedHealth Group                                       5,494               276,073
 Wellpoint Health Networks /1/                            1,349               113,721
                                                                              596,067
MEDICAL-HOSPITALS (0.29%)
 HCA                                                      4,743               151,966
 Health Management Associates                             2,212                40,811
 Tenet Healthcare /1/                                     4,326                50,398
                                                                              243,175
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             835                20,883
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.40%)
 AmerisourceBergen                                        1,023                70,945
 Cardinal Health                                          4,138               266,073
                                                                              337,018
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     798                10,693
METAL-ALUMINUM (0.23%)
 Alcoa                                                    7,835               199,793
METAL-COPPER (0.04%)
 Phelps Dodge /1/                                           826                31,669
METAL-DIVERSIFIED (0.04%)
 Freeport-McMoran Copper & Gold                           1,347                33,002
MISCELLANEOUS INVESTING (0.31%)
 Apartment Investment & Management                          872                30,171
 Equity Office Properties Trust                           3,733               100,828
 Equity Residential Properties Trust                      2,526                65,550
 Simon Property Group                                     1,751                68,342
                                                                              264,891
MONEY CENTER BANKS (2.05%)
 Bank of America                                         13,886             1,097,411
 JP Morgan Chase                                         18,829               643,575
                                                                            1,740,986
MOTORCYCLE & MOTOR SCOOTER (0.13%)
 Harley-Davidson                                          2,803               111,728
MULTI-LINE INSURANCE (2.72%)
 Allstate                                                 6,525               232,616
 American International Group                            24,179             1,334,197
 Cigna                                                    1,300                61,022
 Cincinnati Financial                                     1,490                55,264
 Hartford Financial Services                              2,593               130,583
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 Loews                                                    1,719                81,292
 MetLife                                                  7,047               199,571
 Prudential Financial                                     5,095               171,447
 Safeco                                                   1,285                45,335
                                                                            2,311,327
MULTIMEDIA (2.44%)
 AOL Time Warner /1/                                     41,686               670,728
 Gannett                                                  2,489               191,180
 McGraw-Hill                                              1,767               109,554
 Meredith                                                   460                20,240
 Viacom /1/                                              16,277               710,654
 Walt Disney                                             18,939               374,045
                                                                            2,076,401
NETWORKING PRODUCTS (1.43%)
 Cisco Systems /1/                                       65,059             1,085,835
 Lucent Technologies /1/                                 38,349                77,848
 Network Appliance /1/                                    3,146                50,997
                                                                            1,214,680
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                              1,945                19,547
 Waste Management                                         5,482               132,062
                                                                              151,609
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Pitney Bowes                                             2,171                83,388
 Xerox /1/                                                7,245                76,725
                                                                              160,113
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                           1,024                51,405
OIL & GAS DRILLING (0.21%)
 Nabors Industries /1/                                    1,351                53,432
 Noble /1/                                                1,238                42,463
 Rowan                                                      870                19,488
 Transocean Sedco Forex /1/                               2,968                65,207
                                                                              180,590
OIL COMPANY-EXPLORATION & PRODUCTION (0.59%)
 Anadarko Petroleum                                       2,312               102,815
 Apache                                                   1,498                97,460
 Burlington Resources                                     1,862               100,678
 Devon Energy                                             2,140               114,276
 EOG Resources                                            1,062                44,434
 Kerr-McGee                                                 933                41,798
                                                                              501,461
OIL COMPANY-INTEGRATED (4.22%)
 Amerada Hess                                               833                40,967
 ChevronTexaco                                            9,903               714,996
 ConocoPhillips                                           6,292               344,802
 Exxon Mobil                                             61,915             2,223,368
 Marathon Oil                                             2,872                75,677
 Occidental Petroleum                                     3,514               117,895
 Unocal                                                   2,391                68,598
                                                                            3,586,303
OIL REFINING & MARKETING (0.05%)
 Ashland                                                    634                19,451
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                           $
 Sunoco                                                     710                26,796
                                                                               46,247
OIL-FIELD SERVICES (0.60%)
 Baker Hughes                                             3,120               104,739
 BJ Services /1/                                          1,464                54,695
 Halliburton                                              4,052                93,196
 Schlumberger                                             5,397               256,735
                                                                              509,365
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              496                18,600
PAPER & RELATED PRODUCTS (0.47%)
 Boise Cascade                                              541                12,930
 Georgia-Pacific                                          2,325                44,059
 International Paper                                      4,438               158,570
 Louisiana-Pacific /1/                                      972                10,536
 MeadWestvaco                                             1,860                45,942
 Temple-Inland                                              502                21,541
 Weyerhaeuser                                             2,030               109,620
                                                                              403,198
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak                                            2,656                72,642
PIPELINES (0.19%)
 Dynegy /1/                                               3,453                14,503
 El Paso                                                  5,553                44,868
 Kinder Morgan                                            1,133                61,918
 Williams                                                 4,804                37,952
                                                                              159,241
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                            1,823                28,421
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                    1,050                27,447
PROPERTY & CASUALTY INSURANCE (0.78%)
 ACE                                                      2,454                84,148
 Chubb                                                    1,716               102,960
 Progressive                                              2,018               147,516
 St. Paul                                                 2,109                76,999
 Travelers Property Casualty                              9,329               147,118
 XL Capital                                               1,266               105,078
                                                                              663,819
PUBLICLY TRADED INVESTMENT FUND (0.16%)
 iShares S&P 500 Index Fund                               1,385               135,425
PUBLISHING-NEWSPAPERS (0.34%)
 Dow Jones                                                  754                32,445
 Knight Ridder                                              758                52,249
 New York Times                                           1,398                63,609
 Tribune                                                  2,864               138,331
                                                                              286,634
REGIONAL BANKS (4.05%)
 Bank One                                                10,590               393,736
 Comerica                                                 1,624                75,516
 Fifth Third Bancorp                                      5,323               305,221
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 FleetBoston Financial                                    9,748               289,613
 Huntington Bancshares                                    2,119                41,363
 KeyCorp                                                  3,919                99,033
 National City                                            5,669               185,433
 PNC Financial Services Group                             2,621               127,931
 Suntrust Banks                                           2,596               154,047
 U.S. Bancorp                                            17,795               435,978
 Union Planters                                           1,842                57,157
 Wachovia                                                12,470               498,301
 Wells Fargo                                             15,528               782,611
                                                                            3,445,940
RETAIL-APPAREL & SHOE (0.30%)
 Gap                                                      8,255               154,864
 Limited                                                  4,838                74,989
 Nordstrom                                                1,259                24,576
                                                                              254,429
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                               828                62,903
RETAIL-AUTOMOBILE (0.05%)
 AutoNation /1/                                           2,607                40,982
RETAIL-BEDDING (0.12%)
 Bed Bath & Beyond /1/                                    2,737               106,223
RETAIL-BUILDING PRODUCTS (1.19%)
 Home Depot                                              21,297               705,357
 Lowe's                                                   7,228               310,442
                                                                            1,015,799
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy /1/                                             2,987               131,189
 Circuit City Stores                                      1,921                16,905
 RadioShack                                               1,562                41,096
                                                                              189,190
RETAIL-DISCOUNT (3.38%)
 Big Lots /1/                                             1,079                16,228
 Costco Wholesale /1/                                     4,228               154,745
 Dollar General                                           3,092                56,460
 Family Dollar Stores                                     1,595                60,849
 Target                                                   8,442               319,445
 TJX                                                      4,733                89,170
 Wal-Mart Stores                                         40,591             2,178,519
                                                                            2,875,416
RETAIL-DRUG STORE (0.46%)
 CVS                                                      3,654               102,422
 Walgreen                                                 9,500               285,950
                                                                              388,372
RETAIL-JEWELRY (0.05%)
 Tiffany                                                  1,349                44,085
RETAIL-MAJOR DEPARTMENT STORE (0.23%)
 J.C. Penney                                              2,495                42,041
 May Department Stores                                    2,674                59,523
 Sears Roebuck                                            2,846                95,739
                                                                              197,303
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.15%)
                                                                           $
 Office Depot /1/                                         2,862                41,528
 Staples /1/                                              4,513                82,813
                                                                              124,341
RETAIL-REGIONAL DEPARTMENT STORE (0.28%)
 Dillards                                                   787                10,601
 Federated Department Stores /1/                          1,736                63,972
 Kohls /1/                                                3,140               161,333
                                                                              235,906
RETAIL-RESTAURANTS (0.57%)
 Darden Restaurants                                       1,561                29,628
 McDonald's                                              11,794               260,176
 Starbucks /1/                                            3,620                88,762
 Wendy's International                                    1,052                30,476
 Yum! Brands /1/                                          2,712                80,167
                                                                              489,209
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                            1,975                23,937
RUBBER-TIRES (0.02%)
 Cooper Tire & Rubber                                       684                12,032
 Goodyear Tire & Rubber                                   1,630                 8,557
                                                                               20,589
SAVINGS & LOANS-THRIFTS (0.63%)
 Charter One Financial                                    2,086                65,041
 Golden West Financial                                    1,415               113,214
 Washington Mutual                                        8,625               356,213
                                                                              534,468
SCHOOLS (0.12%)
 Apollo Group /1/                                         1,623               100,237
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Analog Devices /1/                                       3,387               117,935
 Linear Technology                                        2,901                93,441
 Maxim Integrated Products                                3,010               102,912
                                                                              314,288
SEMICONDUCTOR EQUIPMENT (0.48%)
 Applied Materials /1/                                   15,364               243,673
 Kla-Tencor /1/                                           1,764                82,009
 Novellus Systems /1/                                     1,390                50,903
 Teradyne /1/                                             1,714                29,669
                                                                              406,254
STEEL-PRODUCERS (0.06%)
 Nucor                                                      726                35,465
 United States Steel                                        956                15,650
                                                                               51,115
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                     749                 4,943
TELECOMMUNICATION EQUIPMENT (0.44%)
 ADC Telecommunications /1/                               7,455                17,355
 Andrew /1/                                                 914                 8,409
 Comverse Technology /1/                                  1,746                26,242
 Qualcomm                                                 7,316               261,547
 Scientific-Atlanta                                       1,381                32,923
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                           $
 Tellabs /1/                                              3,831                25,170
                                                                              371,646
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 CIENA /1/                                                4,371                22,685
 Corning /1/                                             11,733                86,707
 JDS Uniphase /1/                                        13,256                46,529
                                                                              155,921
TELECOMMUNICATION SERVICES (0.07%)
 Avaya /1/                                                3,534                22,830
 Citizens Communications /1/                              2,624                33,823
                                                                               56,653
TELEPHONE-INTEGRATED (3.32%)
 ALLTEL                                                   2,885               139,115
 AT&T                                                     7,289               140,313
 BellSouth                                               17,120               455,906
 CenturyTel                                               1,325                46,176
 Qwest Communications International                      15,715                75,118
 SBC Communications                                      30,796               786,838
 Sprint                                                   8,333               119,995
 Sprint PCS /1/                                           9,486                54,544
 Verizon Communications                                  25,494             1,005,738
                                                                            2,823,743
TELEVISION (0.08%)
 Univision Communications /1/                             2,125                64,600
TOBACCO (1.10%)
 Altria Group                                            18,770               852,909
 RJ Reynolds Tobacco Holdings                               782                29,098
 UST                                                      1,550                54,297
                                                                              936,304
TOOLS-HAND HELD (0.08%)
 Black & Decker                                             719                31,240
 Snap-On                                                    540                15,676
 Stanley Works                                              791                21,832
                                                                               68,748
TOYS (0.12%)
 Hasbro                                                   1,609                28,141
 Mattel                                                   4,075                77,099
                                                                              105,240
TRANSPORT-RAIL (0.43%)
 Burlington Northern Santa Fe                             3,455                98,260
 CSX                                                      1,981                59,608
 Norfolk Southern                                         3,613                69,370
 Union Pacific                                            2,356               136,695
                                                                              363,933
TRANSPORT-SERVICES (0.98%)
 FedEx                                                    2,766               171,575
 United Parcel Service                                   10,431               664,455
                                                                              836,030
TRAVEL SERVICES (0.04%)
 Sabre Holdings                                           1,326                32,686
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                           $
 Ryder System                                               581                14,885
WEB PORTALS (0.22%)
 Yahoo /1/                                                5,591               183,161
WIRELESS EQUIPMENT (0.24%)
 Motorola                                                21,466               202,424
                                           TOTAL COMMON STOCKS             83,423,215

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
BONDS (0.53%)
FINANCE-INVESTMENT BANKER & BROKER (0.24%)
 Lehman Brothers Holdings /3/                        $                     $
  2.02%; 07/15/03                                       204,055               204,055
MONEY CENTER BANKS (0.29%)
 Bank of America /3/ /5/
  1.35%; 07/07/03                                       250,000               250,004
                                                   TOTAL BONDS                454,059

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.45%)
DIVERSIFIED FINANCIAL SERVICES (1.45%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.29%; 07/01/03                                     1,231,957             1,231,957
                                        TOTAL COMMERCIAL PAPER              1,231,957


                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.21%)

 UBS Warburg; 1.10%; 07/01/03
  (collateralized by U.S. Government
  Obligations; $2,782,650; 08/15/13-
  02/15/31) /3/                                     $2,728,000             $2,728,200
                                        TOTAL REPURCHASE AGREEMENTS         2,728,000
                                                                        -------------

                  TOTAL PORTFOLIO INVESTMENTS (103.24%)                    87,837,231
LIABILITIES, NET OF CAS AND RECEIVALBES (-3.24%)                           (2,758,335)
                            TOTAL NET ASSETS (100.00%)                    $85,078,896
                                                                        -------------

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
5 S&P 500          Buy        $1,234,050    $1,216,625     $(17,425)
September, 2003
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3 /Security was purchased with the cash proceeds from securities loans. /4 /Affiliated security.
/5 /Variable rate.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.15%)
APPAREL MANUFACTURERS (0.44%)
                                                                     $
 VF                                                 3,250                110,403
AUTO-CARS & LIGHT TRUCKS (0.82%)
 General Motors                                     5,725                206,100
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.36%)
 Paccar                                             1,337                 90,328
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.49%)
 Autoliv                                            4,700                127,276
 Dana                                               3,925                 45,373
 Delphi Automotive Systems                          2,700                 23,301
 Lear /1/                                           1,500                 69,030
 Magna International                                1,625                109,314
                                                                         374,294
BATTERIES & BATTERY SYSTEMS (0.39%)
 Energizer Holdings /1/                             3,100                 97,340
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
 Vulcan Materials                                   3,325                123,258
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.31%)
 Martin Marietta Materials                          2,350                 78,984
BUILDING-RESIDENTIAL & COMMERCIAL (1.07%)
 Centex                                             1,500                116,685
 KB Home                                            1,325                 82,123
 Pulte                                              1,150                 70,909
                                                                         269,717
CABLE TV (1.45%)
 Comcast /1/                                       10,941                330,199
 Comcast /1/                                        1,225                 35,317
                                                                         365,516
CELLULAR TELECOMMUNICATIONS (0.62%)
 AT&T Wireless Services /1/                        19,000                155,990
CHEMICALS-DIVERSIFIED (2.93%)
 Dow Chemical                                       7,300                226,008
 E. I. Du Pont de Nemours                           6,500                270,660
 Lyondell Chemical                                  7,200                 97,416
 PPG Industries                                     2,800                142,072
                                                                         736,156
CHEMICALS-SPECIALTY (0.54%)
 Eastman Chemical                                   3,450                109,261
 Lubrizol                                             750                 23,243
 Millennium Chemicals                                 350                  3,329
                                                                         135,833
COATINGS & PAINT (0.16%)
 Sherwin-Williams                                   1,500                 40,320
COMMERCIAL BANKS (1.13%)
 Amsouth Bancorp                                    6,075                132,678
 Regions Financial                                  4,475                151,165
                                                                         283,843
COMMERCIAL SERVICE-FINANCE (0.48%)
 Deluxe                                             2,700                120,960
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (2.99%)
                                                                     $
 Hewlett-Packard                                   22,382                476,737
 International Business Machines                    3,350                276,375
                                                                         753,112
COMPUTERS-MEMORY DEVICES (0.03%)
 Quantum /1/                                        1,900                  7,695
COSMETICS & TOILETRIES (0.11%)
 Procter & Gamble                                     300                 26,754
DISTRIBUTION-WHOLESALE (0.50%)
 Genuine Parts                                      2,975                 95,230
 Ingram Micro /1/                                   2,200                 24,200
 Tech Data /1/                                        250                  6,677
                                                                         126,107
DIVERSIFIED FINANCIAL SERVICES (3.86%)
 Citigroup                                         22,675                970,490
DIVERSIFIED MANUFACTURING OPERATIONS (1.96%)
 Cooper Industries                                  1,525                 62,982
 Crane                                              1,800                 40,734
 Eaton                                              1,275                100,228
 FMC /1/                                              975                 22,064
 Textron                                            3,700                144,374
 Tyco International                                 6,400                121,472
                                                                         491,854
ELECTRIC-INTEGRATED (4.75%)
 Alliant Energy                                     3,300                 62,799
 Ameren                                             2,375                104,738
 American Electric Power                            6,050                180,471
 Cinergy                                            2,900                106,691
 Consolidated Edison                                1,500                 64,920
 Constellation Energy Group                         2,100                 72,030
 Entergy                                            3,250                171,535
 Exelon                                             3,600                215,316
 Northeast Utilities                                6,200                103,788
 PPL                                                1,875                 80,625
 Puget Energy                                       1,300                 31,031
                                                                       1,193,944
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.44%)
 Sanmina /1/                                       10,400                 65,624
 Solectron /1/                                     12,000                 44,880
                                                                         110,504
ELECTRONIC CONNECTORS (0.04%)
 Thomas & Betts /1/                                   725                 10,476
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 Arrow Electronics /1/                                700                 10,668
FINANCE-INVESTMENT BANKER & BROKER (1.80%)
 Bear Stearns                                       1,425                103,198
 Lehman Brothers Holdings                           3,000                199,440
 Merrill Lynch                                      2,400                112,032
 Morgan Stanley                                       900                 38,475
                                                                         453,145
FINANCE-MORTGAGE LOAN/BANKER (1.44%)
 Countrywide Credit Industries                        375                 26,089
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                     $
 Federal Home Loan Mortgage                         4,200                213,234
 Federal National Mortgage Association              1,825                123,078
                                                                         362,401
FINANCIAL GUARANTEE INSURANCE (0.65%)
 MBIA                                               2,500                121,875
 MGIC Investment                                      900                 41,976
                                                                         163,851
FOOD-MISCELLANEOUS/DIVERSIFIED (1.48%)
 ConAgra Foods                                      4,800                113,280
 H.J. Heinz                                         3,150                103,887
 Sara Lee                                           8,200                154,242
                                                                         371,409
FOOD-RETAIL (0.59%)
 Safeway /1/                                        7,275                148,847
GAS-DISTRIBUTION (0.56%)
 Sempra Energy                                      4,900                139,797
HOME FURNISHINGS (0.41%)
 Leggett & Platt                                    5,000                102,500
INDEPENDENT POWER PRODUCER (0.09%)
 Reliant Resources /1/                              3,500                 21,455
INSTRUMENTS-CONTROLS (0.58%)
 Johnson Controls                                     150                 12,840
 Parker Hannifin                                    3,175                133,318
                                                                         146,158
LIFE & HEALTH INSURANCE (1.26%)
 Jefferson-Pilot                                    3,550                147,183
 John Hancock Financial Services                    5,500                169,015
                                                                         316,198
MEDICAL-DRUGS (4.27%)
 Abbott Laboratories                                2,600                113,776
 Bristol-Myers Squibb                               7,350                199,553
 GlaxoSmithKline                                    2,900                117,566
 Merck                                              4,250                257,337
 Pfizer                                             3,375                115,256
 Schering-Plough                                    8,350                155,310
 Wyeth                                              2,550                116,153
                                                                       1,074,951
MEDICAL-HMO (1.04%)
 Aetna                                                425                 25,585
 Health Net /1/                                     1,575                 51,896
 Humana /1/                                         5,800                 87,580
 Oxford Health Plans /1/                            2,300                 96,669
                                                                         261,730
MONEY CENTER BANKS (3.37%)
 Bank of America                                    9,275                733,003
 JP Morgan Chase                                    3,375                115,358
                                                                         848,361
MULTI-LINE INSURANCE (3.38%)
 Allstate                                           7,000                249,550
 American International Group                       2,600                143,468
 Cigna                                              1,825                 85,665
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Hartford Financial Services                        3,400                171,224
 MetLife                                            5,850                165,672
 PartnerRe                                            700                 35,777
                                                                         851,356
MULTIMEDIA (0.39%)
 AOL Time Warner /1/                                3,500                 56,315
 Viacom /1/                                           375                 16,372
 Walt Disney                                        1,225                 24,194
                                                                          96,881
OIL COMPANY-INTEGRATED (8.93%)
 Amerada Hess                                       1,900                 93,442
 ChevronTexaco                                      6,575                474,715
 ConocoPhillips                                     5,725                313,730
 Exxon Mobil                                       28,900              1,037,799
 Marathon Oil                                       6,300                166,005
 Occidental Petroleum                               4,775                160,201
                                                                       2,245,892
OIL REFINING & MARKETING (0.59%)
 Ashland                                            2,325                 71,331
 Valero Energy                                      2,150                 78,110
                                                                         149,441
PAPER & RELATED PRODUCTS (1.68%)
 Boise Cascade                                      1,500                 35,850
 Georgia-Pacific                                    5,950                112,752
 International Paper                                3,200                114,336
 MeadWestvaco                                       2,850                 70,395
 Temple-Inland                                      2,100                 90,111
                                                                         423,444
POULTRY (0.32%)
 Tyson Foods                                        7,650                 81,243
POWER CONVERTER & SUPPLY EQUIPMENT (0.31%)
 Hubbell                                            2,375                 78,613
PRINTING-COMMERCIAL (0.42%)
 R.R. Donnelley & Sons                              4,075                106,521
PROPERTY & CASUALTY INSURANCE (1.47%)
 ACE                                                1,400                 48,006
 Chubb                                              1,025                 61,500
 St. Paul                                           3,700                135,087
 Travelers Property Casualty                        7,197                114,432
 Travelers Property Casualty                          610                  9,620
                                                                         368,645
PUBLISHING-NEWSPAPERS (0.13%)
 Knight Ridder                                        300                 20,679
 New York Times                                       250                 11,375
                                                                          32,054
REGIONAL BANKS (8.90%)
 Bank One                                           8,875                329,972
 Comerica                                           2,500                116,250
 FleetBoston Financial                              8,525                253,278
 Huntington Bancshares                              6,475                126,392
 KeyCorp                                            6,875                173,731
 National City                                      6,125                200,349
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                     $
 Suntrust Banks                                     3,175                188,405
 U.S. Bancorp                                      11,400                279,300
 Union Planters                                     1,262                 39,160
 Wachovia                                           9,250                369,630
 Wells Fargo                                        3,250                163,800
                                                                       2,240,267
REINSURANCE (0.20%)
 RenaissanceRe Holdings                             1,100                 50,072
RETAIL-DISCOUNT (0.26%)
 TJX                                                3,500                 65,940
RETAIL-MAJOR DEPARTMENT STORE (1.27%)
 May Department Stores                              6,875                153,037
 Sears Roebuck                                      4,925                165,677
                                                                         318,714
RETAIL-OFFICE SUPPLIES (0.54%)
 Office Depot /1/                                   9,375                136,031
RETAIL-REGIONAL DEPARTMENT STORE (0.42%)
 Federated Department Stores /1/                    2,900                106,865
RETAIL-RESTAURANTS (0.14%)
 McDonald's                                         1,600                 35,296
SAVINGS & LOANS-THRIFTS (2.32%)
 Astoria Financial                                  4,100                114,513
 Golden West Financial                              1,850                148,019
 Washington Mutual                                  7,775                321,107
                                                                         583,639
TELECOMMUNICATION EQUIPMENT (1.03%)
 ADC Telecommunications /1/                        36,300                 84,506
 Nortel Networks /1/                               53,000                143,100
 Tellabs /1/                                        4,700                 30,879
                                                                         258,485
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.03%)
 Corning /1/                                       19,300                142,627
 JDS Uniphase /1/                                  33,300                116,883
                                                                         259,510
TELECOMMUNICATION SERVICES (0.11%)
 Avaya /1/                                          4,400                 28,424
TELEPHONE-INTEGRATED (7.51%)
 AT&T                                               9,220                177,485
 BellSouth                                         11,600                308,908
 Qwest Communications International                26,300                125,714
 SBC Communications                                15,100                385,805
 Sprint                                            13,200                190,080
 Sprint PCS /1/                                    19,500                112,125
 Verizon Communications                            14,950                589,777
                                                                       1,889,894
TOBACCO (2.19%)
 Altria Group                                       8,800                399,872
 UST                                                4,300                150,629
                                                                         550,501
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (0.73%)
                                                                     $
 Black & Decker                                     2,350                102,108
 Stanley Works                                      2,950                 81,420
                                                                         183,528
TRANSPORT-RAIL (1.94%)
 Burlington Northern Santa Fe                       5,350                152,154
 CSX                                                5,300                159,477
 Norfolk Southern                                   8,500                163,200
 Union Pacific                                        250                 14,505
                                                                         489,336
                                     TOTAL COMMON STOCKS              22,932,041
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (91.15%)              22,932,041
CASH AND RECEIVABLES, NET OF LIABILITIES (8.85%)                       2,227,839
                              TOTAL NET ASSETS (100.00%)             $25,159,880
                                                                     -------------

 /1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                   Principal
                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (88.17%)
AEROSPACE & DEFENSE (0.33%)
 General Dynamics                                             $                     $
  3.00%; 05/15/08                                                 10,000                10,063
 Raytheon
  6.30%; 03/15/05                                                 10,000                10,680
                                                                                        20,743
AGRICULTURAL OPERATIONS (0.08%)
 Monsanto
  4.00%; 05/15/08                                                  5,000                 5,140
AUTO-CARS & LIGHT TRUCKS (0.42%)
 DaimlerChrysler
  6.90%; 09/01/04                                                 25,000                26,204
AUTOMOBILE SEQUENTIAL (7.50%)
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                                100,000               103,999
 Chase Manhattan Auto Owner Trust
  4.21%; 01/15/09                                                 75,000                79,079
 Daimler Chrysler Auto Trust
  6.70%; 03/08/06                                                100,000               104,430
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                100,000               103,879
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                 75,000                77,187
                                                                                       468,574
CABLE TV (0.42%)
 Comcast Cable Communications
  8.13%; 05/01/04                                                 25,000                26,236
CELLULAR TELECOMMUNICATIONS (0.44%)
 Verizon Wireless Capital
  5.38%; 12/15/06                                                 25,000                27,459
CHEMICALS-DIVERSIFIED (0.43%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                 25,000                26,966
COMPUTERS (0.44%)
 Hewlett-Packard
  5.50%; 07/01/07                                                 25,000                27,634
COSMETICS & TOILETRIES (0.16%)
 Gillette
  2.50%; 06/01/08                                                 10,000                 9,922
CREDIT CARD ASSET BACKED SECURITIES (8.12%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                 75,000                77,607
 Bank One Issuance Trust
  2.94%; 06/16/08                                                100,000               102,732
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                                100,000               109,943
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                                 75,000                83,438
 Discover Card Master Trust I
  5.15%; 10/15/09                                                 50,000                54,784
                                                   Principal

                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust                                $                     $
  6.35%; 12/15/06                                                 75,000                78,971
                                                                                       507,475
DATA PROCESSING & MANAGEMENT (0.17%)
 Oracle
  6.72%; 02/15/04                                                 10,000                10,336
DIVERSIFIED FINANCIAL SERVICES (3.45%)
 Citigroup
  6.75%; 12/01/05                                                100,000               111,495
 General Electric Capital
  4.25%; 01/15/08                                                 50,000                52,961
 Nisource Finance
  7.50%; 11/15/03                                                 50,000                50,937
                                                                                       215,393
DIVERSIFIED OPERATIONS (0.16%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                 10,000                 9,817
ELECTRIC-INTEGRATED (1.57%)
 Commonwealth Edison
  6.40%; 10/15/05                                                 25,000                27,378
 Dominion Resources
  7.82%; 09/15/14                                                 25,000                26,798
 Progress Energy
  6.75%; 03/01/06                                                 25,000                27,784
 Tennessee Valley Authority
  6.38%; 06/15/05                                                 15,000                16,410
                                                                                        98,370
FEDERAL & FEDERALLY SPONSORED CREDIT (1.63%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                100,000               101,780
FINANCE-AUTO LOANS (2.64%)
 Ford Motor Credit
  5.75%; 02/23/04                                                100,000               102,087
 General Motors Acceptance
  5.13%; 05/09/08                                                 10,000                 9,882
  6.75%; 01/15/06                                                 50,000                53,082
                                                                                       165,051
FINANCE-COMMERCIAL (0.62%)
 CIT Group
  7.38%; 04/02/07                                                 25,000                28,544
 Tyco Capital
  7.50%; 11/14/03                                                 10,000                10,213
                                                                                        38,757
FINANCE-CONSUMER LOANS (2.15%)
 American General Finance
  5.88%; 07/14/06                                                 25,000                27,586
 Household Finance
  6.50%; 01/24/06                                                 50,000                55,457
 SLM
  3.63%; 03/17/08                                                 50,000                51,318
                                                                                       134,361
                                                   Principal
                                                    Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (0.16%)
 Capital One Bank                                             $                     $
  6.65%; 03/15/04                                                 10,000                10,239
FINANCE-INVESTMENT BANKER & BROKER (3.14%)
 Banque Paribas
  8.35%; 06/15/07                                                 25,000                29,972
 Bear Stearns
  6.50%; 05/01/06                                                 25,000                27,979
 Credit Suisse First Boston
  5.75%; 04/15/07                                                 25,000                27,774
 Goldman Sachs Group
  7.63%; 08/17/05                                                 25,000                28,173
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                 25,000                27,930
 Merrill Lynch
  6.00%; 11/15/04                                                 25,000                26,488
 Morgan Stanley
  7.75%; 06/15/05                                                 25,000                27,855
                                                                                       196,171
FINANCE-LEASING COMPANY (0.44%)
 Boeing Capital
  7.10%; 09/27/05                                                 25,000                27,575
FINANCE-MORTGAGE LOAN/BANKER (21.81%)
 Countrywide Home Loan
  6.85%; 06/15/04                                                 25,000                26,295
 Federal Home Loan Bank System
  4.88%; 11/15/06                                                250,000               273,412
 Federal Home Loan Mortgage
  5.25%; 01/15/06                                                100,000               108,859
  5.75%; 04/15/08                                                300,000               342,811
 Federal National Mortgage Association
  5.25%; 04/15/07                                                250,000               277,845
  7.00%; 07/15/05                                                300,000               333,354
                                                                                     1,362,576
FINANCE-OTHER SERVICES (0.78%)
 Caterpillar Financial Services
  7.59%; 12/10/03                                                 10,000                10,280
 National Rural Utilities
  6.00%; 01/15/04                                                 10,000                10,254
 Verizon Global Funding
  6.75%; 12/01/05                                                 25,000                27,897
                                                                                        48,431
FOOD-MISCELLANEOUS/DIVERSIFIED (1.47%)
 Campbell Soup
  5.50%; 03/15/07                                                 25,000                27,554
 Kellogg
  6.00%; 04/01/06                                                 25,000                27,561
 Kraft Foods
  4.63%; 11/01/06                                                 25,000                26,552
 Sara Lee
  2.75%; 06/15/08                                                 10,000                 9,909
                                                                                        91,576
FOOD-RETAIL (1.00%)
 Fred Meyer
  7.38%; 03/01/05                                                 25,000                26,999
                                                   Principal

                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway                                                      $                     $
  6.05%; 11/15/03                                                 35,000                35,526
                                                                                        62,525
METAL-ALUMINUM (0.45%)
 Alcoa
  7.25%; 08/01/05                                                 25,000                27,838
MISCELLANEOUS INVESTING (0.82%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                 10,000                 9,804
 Mack-Cali Realty
  7.00%; 03/15/04                                                 10,000                10,355
 Oasis Residential
  7.00%; 11/15/03                                                 10,000                10,214
 Simon Property Group
  6.75%; 02/09/04                                                 20,000                20,619
                                                                                        50,992
MONEY CENTER BANKS (1.74%)
 Bank of America
  4.75%; 10/15/06                                                 50,000                53,896
 JP Morgan Chase
  5.25%; 05/30/07                                                 25,000                27,423
  5.35%; 03/01/07                                                 25,000                27,375
                                                                                       108,694
MORTGAGE BACKED SECURITIES (6.77%)
 LNB1 Commercial Mortgage Pass-Through
  Certificate
  3.25%; 06/10/38                                                100,000                99,752
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                                100,000               115,100
 LB-UBS Commercial Mortgage Trust
  2.60%; 05/15/27                                                 99,437                99,798
  4.90%; 06/15/26                                                100,000               108,121
                                                                                       422,771
MULTIMEDIA (1.32%)
 AOL Time Warner
  6.13%; 04/15/06                                                 25,000                27,336
 Viacom
  7.75%; 06/01/05                                                 25,000                27,844
 Walt Disney
  7.30%; 02/08/05                                                 25,000                27,149
                                                                                        82,329
OIL COMPANY-EXPLORATION & PRODUCTION (1.24%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                 25,000                27,357
 Canadian Occidental Petroleum
  7.13%; 02/04/04                                                 10,000                10,328
 PennzEnergy
  10.25%; 11/02/05                                                25,000                29,036
 Petroleos Mexicanos
  6.50%; 02/01/05                                                 10,000                10,625
                                                                                        77,346
                                                   Principal

                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (0.58%)
 Conoco                                                       $                     $
  5.90%; 04/15/04                                                 25,000                25,860
 Union Oil Company of California
  6.38%; 02/01/04                                                 10,000                10,229
                                                                                        36,089
PAPER & RELATED PRODUCTS (0.16%)
 International Paper
  6.13%; 11/01/03                                                 10,000                10,155
PHOTO EQUIPMENT & SUPPLIES (0.24%)
 Eastman Kodak
  3.63%; 05/15/08                                                 15,000                15,103
PIPELINES (0.87%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                 25,000                27,338
 Kinder Morgan
  6.65%; 03/01/05                                                 25,000                26,822
                                                                                        54,160
PROPERTY & CASUALTY INSURANCE (0.26%)
 St. Paul
  7.88%; 04/15/05                                                 15,000                16,506
REAL ESTATE OPERATOR & DEVELOPER (0.82%)
 EOP Operating
  7.38%; 11/15/03                                                 50,000                51,001
REGIONAL AUTHORITY (0.85%)
 Province of Ontario
  3.50%; 09/17/07                                                 25,000                26,007
 Province of Quebec
  5.50%; 04/11/06                                                 25,000                27,347
                                                                                        53,354
REGIONAL BANKS (3.95%)
 Bank One
  7.63%; 08/01/05                                                 25,000                28,013
 First Union
  7.55%; 08/18/05                                                 25,000                28,042
 FleetBoston Financial
  7.25%; 09/15/05                                                 25,000                27,900
 KeyCorp
  4.63%; 05/16/05                                                 25,000                26,370
 Korea Development Bank
  7.13%; 04/22/04                                                 25,000                26,031
 PNC Funding
  5.75%; 08/01/06                                                 25,000                27,583
 U.S. Bancorp
  6.75%; 10/15/05                                                 25,000                27,614
 Wells Fargo
  5.90%; 05/21/06                                                 50,000                55,268
                                                                                       246,821
RETAIL-DISCOUNT (0.42%)
 Wal-Mart Stores
  6.55%; 08/10/04                                                 25,000                26,426
                                                   Principal

                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.16%)
 Sears Roebuck                                                $                     $
  6.25%; 01/15/04                                                 10,000                10,161
SOVEREIGN (1.76%)
 Finland Government
  4.75%; 03/06/07                                                 25,000                27,198
 Italy Government
  4.38%; 10/25/06                                                 50,000                53,586
 Mexico Government
  8.50%; 02/01/06                                                 25,000                28,987
                                                                                       109,771
SPECIAL PURPOSE BANKS (0.82%)
 KFW International Finance
  3.75%; 10/01/04                                                 50,000                51,510
SUPRANATIONAL BANK (1.89%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                 10,000                10,606
 European Investment Bank
  4.63%; 03/01/07                                                 50,000                54,289
 Inter-American Development Bank
  6.50%; 10/20/04                                                 50,000                53,408
                                                                                       118,303
TELECOMMUNICATION SERVICES (0.42%)
 Citizens Communications
  6.38%; 08/15/04                                                 25,000                26,126
TELEPHONE-INTEGRATED (2.22%)
 BellSouth
  5.00%; 10/15/06                                                 25,000                27,323
 British Telecommunications
  7.88%; 12/15/05                                                 25,000                28,471
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                 25,000                27,878
 SBC Communications
  5.75%; 05/02/06                                                 25,000                27,610
 Sprint Capital
  7.13%; 01/30/06                                                 25,000                27,361
                                                                                       138,643
TRANSPORT-RAIL (0.88%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                 25,000                27,642
 Union Pacific
  7.60%; 05/01/05                                                 25,000                27,545
                                                                                        55,187
                                                            TOTAL BONDS              5,508,597



                                                   Principal
      Type            Rate           Maturity       Amount                             Value

-----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (7.57%)
                                                              $                     $
FNMA             4.50%         06/01/10                          348,870               358,889
FNMA             5.00%         06/01/18                          110,000               113,765
                                                TOTAL FNMA CERTIFICATES                472,654

                                                   Principal

                                                   Amount                             Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.96%)
FINANCE-MORTGAGE LOAN/BANKER (2.96%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank                                              $                     $
  0.95%; 07/01/03                                                185,250               185,250
                                                 TOTAL COMMERCIAL PAPER                185,250
                                                                                    ----------

                                   TOTAL PORTFOLIO INVESTMENTS (98.70%)              6,166,501
CASH AND RECEIVABLES, NET OF LIABILITIES (1.30%)                                        81,464
                                             TOTAL NET ASSETS (100.00%)             $6,247,965
                                                                                    ------------




See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                MICROCAP ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (99.63%)
ADVERTISING AGENCIES (0.17%)
                                                                    $
 Grey Global Group                                    30             23,175
AEROSPACE & DEFENSE (0.26%)
 Esterline Technologies /1/                          800             13,928
 Teledyne Technologies /1/                         1,334             17,475
 United Industrial                                   153              2,494
                                                                     33,897
AEROSPACE & DEFENSE EQUIPMENT (0.65%)
 AAR /1/                                           1,700             12,002
 Curtiss-Wright                                      600             37,920
 Kaman                                             1,600             18,704
 Sequa /1/                                           500             17,150
                                                                     85,776
AIRLINES (0.30%)
 AirTran Holdings /1/                                299              3,130
 Alaska Air Group /1/                                800             17,160
 Continental Airlines /1/                            302              4,521
 ExpressJet Holdings /1/                           1,000             15,100
                                                                     39,911
APPAREL MANUFACTURERS (0.59%)
 Gymboree /1/                                      1,100             18,458
 Kellwood                                          1,634             51,683
 Oshkosh B'gosh                                      300              8,100
                                                                     78,241
APPLICATIONS SOFTWARE (0.96%)
 Barra /1/                                           400             14,280
 Keane /1/                                         1,900             25,897
 MRO Software /1/                                    706              6,093
 Parametric Technology /1/                         4,400             13,420
 Pinnacle Systems /1/                                941             10,069
 Progress Software /1/                               700             14,511
 Quest Software /1/                                  238              2,832
 ScanSoft /1/                                      2,100             11,403
 SS&C Technologies                                   900             14,355
 TradeStation Group                                  539              5,530
 Vastera /1/                                       1,100              6,567
 Verint Systems                                      108              2,744
                                                                    127,701
ATHLETIC EQUIPMENT (0.10%)
 Nautilus Group                                    1,100             13,640
ATHLETIC FOOTWEAR (0.49%)
 K-Swiss                                           1,894             65,381
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.16%)
 Dura Automotive Systems /1/                       1,800             17,658
 Visteon                                             439              3,016
                                                                     20,674
BATTERIES & BATTERY SYSTEMS (0.12%)
 Rayovac /1/                                       1,200             15,540
BEVERAGES-WINE & SPIRITS (0.02%)
 Robert Mondavi /1/                                  117              2,961
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 World Wrestling Entertainment /1/                 3,000             30,870
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.71%)
                                                                    $
 Simpson Manufacturing /1/                           706             25,840
 Trex /1/                                            986             38,700
 USG /1/                                           1,583             30,077
                                                                     94,617
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.02%)
 Dycom Industries /1/                                173              2,820
BUILDING PRODUCTS-AIR & HEATING (0.33%)
 Lennox International                              3,112             40,052
 York International                                  136              3,182
                                                                     43,234
BUILDING PRODUCTS-LIGHT FIXTURES (0.13%)
 Genlyte Group /1/                                   500             17,485
BUILDING PRODUCTS-WOOD (0.13%)
 Universal Forest Products                           800             16,752
BUILDING-HEAVY CONSTRUCTION (0.11%)
 Granite Construction                                755             14,466
BUILDING-MAINTENANCE & SERVICE (0.45%)
 ABM Industries                                    1,200             18,480
 Integrated Electrical Services /1/                3,755             27,224
 Rollins                                             776             14,627
                                                                     60,331
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.06%)
 Monaco Coach /1/                                    138              2,116
 Winnebago Industries                                165              6,253
                                                                      8,369
BUILDING-RESIDENTIAL & COMMERCIAL (0.88%)
 M/I Schottenstein Homes                           1,545             65,941
 MDC Holdings                                        330             15,932
 Meritage /1/                                        700             34,482
                                                                    116,355
BUSINESS TO BUSINESS-E COMMERCE (0.15%)
 Ariba /1/                                         3,100              9,207
 webMethods /1/                                    1,237             10,057
                                                                     19,264
CABLE TV (0.27%)
 Insight Communications /1/                        1,870             24,647
 Mediacom Communications /1/                       1,200             11,844
                                                                     36,491
CASINO SERVICES (0.39%)
 Alliance Gaming /1/                                 882             16,679
 Shuffle Master /1/                                1,200             35,268
                                                                     51,947
CELLULAR TELECOMMUNICATIONS (0.32%)
 Boston Communications Group /1/                   1,100             18,843
 Nextel Partners                                   3,200             23,360
                                                                     42,203
CHEMICALS-DIVERSIFIED (0.46%)
 Georgia Gulf                                      2,523             49,955
 Octel                                               800             11,120
                                                                     61,075
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (0.34%)
                                                                    $
 A. Schulman                                       2,000             32,120
 PolyOne                                           2,800             12,460
                                                                     44,580
CHEMICALS-SPECIALTY (0.58%)
 Arch Chemicals                                    2,000             38,200
 Crompton                                            573              4,040
 H.B. Fuller                                       1,000             22,020
 Symyx Technologies /1/                              800             13,056
                                                                     77,316
CIRCUIT BOARDS (0.29%)
 Benchmark Electronics /1/                         1,234             37,958
COAL (0.02%)
 Massey Energy                                       239              3,143
COFFEE (0.13%)
 Farmer Bros.                                         50             16,965
COMMERCIAL BANKS (6.88%)
 Alabama National Bancorp.                           700             33,936
 Amcore Financial                                  1,600             37,248
 Banner                                              800             16,392
 Cathay Bancorp                                    1,279             57,018
 CB Bancshares                                       220             13,666
 Center Bancorp.                                     109              1,648
 Central Pacific Financial                           500             13,850
 Chemical Financial                                   77              2,295
 Chittenden                                          135              3,692
 City Holding                                        600             17,562
 Community Bank System                               300             11,400
 Corus Bankshares                                    500             24,215
 East-West Bancorp                                   500             18,070
 Financial Institutions                              500             11,750
 First Bancorp.                                    1,230             33,763
 First Charter                                     1,200             20,880
 First Citizens BancShares                           300             30,252
 First Financial Bankshares                           93              3,112
 Hancock Holding                                   1,500             70,590
 IBERIABANK                                          400             19,520
 Independent Bank                                    134              3,442
 Integra Bank                                        700             12,047
 International Bancshares                            550             19,558
 Main Street Banks                                   600             15,180
 MB Financial                                        400             16,016
 National Penn Bancshares                            721             20,246
 Pacific Capital Bancorp.                             90              3,155
 Provident Bankshares                              2,190             55,648
 R & G Financial                                   1,700             50,490
 Republic Bancorp.                                   442              5,932
 S&T Bancorp.                                      1,000             27,430
 Seacoast Banking                                  1,400             23,856
 Silicon Valley Bancshares /1/                       498             11,857
 South Financial Group                             1,500             34,995
 Southwest Bancorp. of Texas /1/                     800             26,008
 Sterling Bancshares                               2,221             29,051
 Susquehanna Bancshares                            1,100             25,685
 Texas Regional Bancshares                         1,155             40,078
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                    $
 UMB Financial                                       300             12,720
 W Holding                                           530              8,968
 Wesbanco                                            800             19,440
 Wintrust Financial                                  400             11,840
                                                                    914,501
COMMERCIAL SERVICE-FINANCE (0.15%)
 Century Business Services /1/                       856              2,782
 iDine Rewards Network /1/                         1,200             16,488
                                                                     19,270
COMMERCIAL SERVICES (1.52%)
 Arbitron /1/                                      1,200             42,840
 Corporate Executive Board /1/                       500             20,265
 ICT Group                                           184              1,925
 Memberworks /1/                                   1,400             27,650
 Pre-Paid Legal Services /1/                       2,100             51,513
 Quanta Services /1/                                 314              2,229
 Sourcecorp /1/                                      500             10,800
 StarTek /1/                                         400             10,520
 TeleTech Holdings /1/                             4,574             19,348
 Wireless Facilities /1/                           1,300             15,470
                                                                    202,560
COMMUNICATIONS SOFTWARE (0.61%)
 Avid Technology /1/                                 500             17,535
 Inter-Tel                                         1,300             27,586
 SeaChange International /1/                       2,200             20,988
 Ulticom /1/                                       1,600             15,200
                                                                     81,309
COMPUTER AIDED DESIGN (0.17%)
 Aspen Technology /1/                              2,982             14,314
 MSC.Software /1/                                  1,300              8,762
                                                                     23,076
COMPUTER DATA SECURITY (0.21%)
 NetScreen Technologies /1/                          702             15,830
 Rainbow Technologies /1/                          1,400             11,774
                                                                     27,604
COMPUTER SERVICES (0.81%)
 CACI International /1/                              900             30,870
 Ciber /1/                                         2,300             16,146
 Cognizant Technology Solutions /1/                1,000             24,360
 CompuCom Systems /1/                              2,300             10,396
 Computer Horizons                                 2,900             13,166
 Sykes Enterprises /1/                             2,700             13,203
                                                                    108,141
COMPUTERS (0.09%)
 Palm /1/                                            700             11,389
COMPUTERS-INTEGRATED SYSTEMS (0.82%)
 Kronos /1/                                          300             15,243
 McData /1/                                        2,137             31,350
 Mentor Graphics /1/                               1,600             23,168
 Mercury Computer Systems /1/                        500              9,080
 MTS Systems                                       1,200             17,688
 Radiant Systems /1/                               1,500             10,110
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                    $
 Stratasys                                            76              2,673
                                                                    109,312
COMPUTERS-MEMORY DEVICES (1.88%)
 Advanced Digital Information /1/                  1,200             11,988
 Hutchison Technology /1/                            700             23,023
 Iomega /1/                                        2,000             21,200
 Maxtor /1/                                        5,218             39,187
 Overland Storage /1/                                610             12,408
 Quantum /1/                                       3,800             15,390
 SanDisk /1/                                       1,281             51,688
 Silicon Storage Technology /1/                    2,695             11,292
 Western Digital /1/                               6,200             63,860
                                                                    250,036
COMPUTERS-PERIPHERAL EQUIPMENT (0.43%)
 InFocus /1/                                       2,500             11,800
 Lexar Media                                       3,070             29,288
 Tivo /1/                                          1,300             15,834
                                                                     56,922
CONSULTING SERVICES (0.55%)
 Advisory Board /1/                                  800             32,416
 First Consulting Group /1/                        1,600              7,472
 FTI Consulting /1/                                  750             18,728
 Maximus /1/                                         115              3,177
 Watson Wyatt /1/                                    500             11,590
                                                                     73,383
CONSUMER PRODUCTS-MISCELLANEOUS (0.50%)
 Central Garden & Pet /1/                          1,600             38,160
 CSS Industries                                      747             28,797
                                                                     66,957
CONTAINERS-METAL & GLASS (0.25%)
 Crown Holdings                                    2,000             14,280
 Greif Brothers                                      800             18,400
                                                                     32,680
CONTAINERS-PAPER & PLASTIC (0.18%)
 Longview Fibre                                    2,900             23,780
DATA PROCESSING & MANAGEMENT (0.70%)
 American Management Systems /1/                   1,000             14,280
 CCC Information Services Group /1/                1,500             21,750
 CSG Systems International /1/                       245              3,462
 Documentum /1/                                      700             13,769
 eFunds /1/                                        1,600             18,448
 FileNet /1/                                       1,200             21,648
                                                                     93,357
DECISION SUPPORT SOFTWARE (0.13%)
 NetIQ /1/                                         1,100             17,006
DENTAL SUPPLIES & EQUIPMENT (0.02%)
 Sybron Dental Specialties /1/                       133              3,139
DIAGNOSTIC EQUIPMENT (0.14%)
 Immucor /1/                                         850             18,522
DIAGNOSTIC KITS (0.40%)
 Biosite Diagnostics /1/                             300             14,430
 Dade Behring Holdings                               156              3,583
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (CONTINUED)
                                                                    $
 Idexx Laboratories /1/                              675             22,640
 OraSure Technologies                              1,700             12,682
                                                                     53,335
DIRECT MARKETING (0.30%)
 Advo /1/                                            900             39,960
DISPOSABLE MEDICAL PRODUCTS (0.02%)
 ICU Medical /1/                                      94              2,928
DISTRIBUTION-WHOLESALE (2.23%)
 Aviall /1/                                        1,400             15,918
 Handleman /1/                                     4,783             76,528
 Hughes Supply                                     1,300             45,110
 Owens & Minor                                     2,100             46,935
 Scansource /1/                                      110              2,942
 SCP Pool /1/                                        500             17,200
 United Stationers /1/                             1,300             47,021
 Watsco                                            2,700             44,712
                                                                    296,366
DIVERSIFIED MANUFACTURING OPERATIONS (0.89%)
 A.O. Smith                                        1,000             28,150
 Acuity Brands                                     1,000             18,170
 Carlisle                                            300             12,648
 Griffon /1/                                       1,300             20,800
 Jacuzzi Brands                                    2,900             15,341
 Lydall /1/                                          900              9,630
 SPS Technologies /1/                                500             13,520
                                                                    118,259
DIVERSIFIED MINERALS (0.16%)
 AMCOL International                               2,600             20,800
DRUG DELIVERY SYSTEMS (0.10%)
 Alkermes                                          1,200             12,900
E-COMMERCE-SERVICES (0.21%)
 Pegasus Solutions /1/                               888             14,430
 Priceline.com                                       600             13,434
                                                                     27,864
E-MARKETING-INFORMATION (0.18%)
 aQuantive /1/                                     1,710             17,955
 Digital River /1/                                   199              3,841
 ValueClick                                          417              2,514
                                                                     24,310
E-SERVICES-CONSULTING (0.22%)
 Digital Insight /1/                                 900             17,145
 Websense /1/                                        800             12,528
                                                                     29,673
ELECTRIC-INTEGRATED (1.48%)
 Allegheny Energy                                    670              5,661
 Avista                                            3,300             46,695
 Cleco                                               150              2,598
 El Paso Electric /1/                              1,100             13,563
 Otter Tail Power                                    582             15,702
 PNM Resources                                       900             24,075
 Sierra Pacific Resources /1/                      4,370             25,958
 Unisource Energy                                  1,092             20,530
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                    $
 Westar Energy                                     1,300             21,099
 WPS Resources                                       506             20,341
                                                                    196,222
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.70%)
 Daktronics                                        2,000             32,700
 DSP Group /1/                                       700             15,071
 Methode Electronics                               1,800             19,350
 Planar Systems /1/                                  700             13,692
 Stoneridge /1/                                      900             12,285
                                                                     93,098
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.67%)
 Cree /1/                                          2,100             34,188
 MEMC Electronics Materials /1/                    1,104             10,819
 Microsemi /1/                                       212              3,392
 Omnivision Technologies /1/                         500             15,600
 Pioneer Standard Electronics                      3,500             29,680
 Pixelworks /1/                                      492              2,922
 Rambus /1/                                        1,410             23,364
 Richardson Electronics                              305              2,471
 Silicon Laboratories /1/                            810             21,578
 Skyworks Solutions /1/                            2,901             19,640
 Three-Five Systems /1/                            2,000             13,800
 White Electronic Designs                          1,100             11,649
 Zoran /1/                                         1,700             32,657
                                                                    221,760
ELECTRONIC CONNECTORS (0.08%)
 Innovex /1/                                         183              1,848
 Thomas & Betts /1/                                  626              9,046
                                                                     10,894
ELECTRONIC MEASUREMENT INSTRUMENTS (0.46%)
 Analogic                                            400             19,504
 Flir Systems /1/                                    600             18,090
 Itron /1/                                         1,100             23,716
                                                                     61,310
ELECTRONICS-MILITARY (0.21%)
 Engineered Support Systems                          665             27,830
ENGINES-INTERNAL COMBUSTION (0.15%)
 Briggs & Stratton                                   400             20,200
ENTERPRISE SOFTWARE & SERVICE (1.48%)
 Ascential Software                                2,619             43,056
 Hyperion Solutions /1/                            1,309             44,192
 JDA Software Group /1/                            1,100             12,309
 Legato Systems /1/                                3,600             30,204
 Micromuse /1/                                     1,900             15,181
 Novell /1/                                        7,600             23,408
 Packeteer /1/                                     1,500             23,355
 Sybase /1/                                          334              4,646
                                                                    196,351
ENTERTAINMENT SOFTWARE (0.47%)
 Take-Two Interactive Software /1/                 2,205             62,490
ENVIRONMENTAL CONSULTING & ENGINEERING (0.17%)
 Tetra Tech /1/                                    1,342             22,988
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.34%)
                                                                    $
 CompuCredit /1/                                   2,800             34,020
 Metris                                            2,000             11,100
                                                                     45,120
FINANCE-INVESTMENT BANKER & BROKER (0.70%)
 Friedman Billings Ramsey Group /1/                3,496             46,846
 Knight Trading Group /1/                          4,700             29,234
 SWS Group                                           825             16,624
                                                                     92,704
FINANCE-LEASING COMPANY (0.06%)
 DVI /1/                                           1,600              7,472
FINANCE-MORTGAGE LOAN/BANKER (0.02%)
 New Century Financial                                64              2,794
FOOD-BAKING (0.34%)
 Flowers Foods                                     2,100             41,496
 Interstate Bakeries                                 312              3,962
                                                                     45,458
FOOD-CONFECTIONERY (0.21%)
 J.M. Smucker                                        694             27,684
FOOD-MISCELLANEOUS/DIVERSIFIED (0.33%)
 Chiquita Brands International /1/                   900             13,050
 Ralcorp Holdings /1/                                400              9,984
 Seaboard                                            100             20,700
                                                                     43,734
FOOD-RETAIL (0.49%)
 Great Atlantic & Pacific Tea /1/                  1,800             15,840
 Ingles Markets                                      203              2,050
 Pathmark Stores /1/                               2,100             16,065
 Ruddick                                           2,000             31,440
                                                                     65,395
FOOD-WHOLESALE & DISTRIBUTION (0.29%)
 Nash Finch                                        1,000             16,650
 United Natural Foods /1/                            800             22,512
                                                                     39,162
FOOTWEAR & RELATED APPAREL (0.10%)
 Stride Rite                                       1,300             12,948
FUNERAL SERVICE & RELATED ITEMS (0.20%)
 Service Corp. International /1/                   2,990             11,571
 Stewart Enterprises /1/                           3,600             15,480
                                                                     27,051
GARDEN PRODUCTS (0.12%)
 Toro                                                400             15,900
GAS-DISTRIBUTION (1.23%)
 Energen                                           1,062             35,365
 New Jersey Resources                                151              5,360
 NUI                                                 531              8,241
 ONEOK                                             3,733             73,279
 Southern Union /1/                                  800             13,552
 Southwest Gas                                     1,300             27,534
                                                                    163,331
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (0.11%)
                                                                    $
 Royal Gold                                          700             15,043
HAZARDOUS WASTE DISPOSAL (0.12%)
 Stericycle /1/                                      400             15,392
HEALTH CARE COST CONTAINMENT (0.19%)
 Corvel /1/                                          600             21,600
 MedQuist /1/                                        150              3,036
                                                                     24,636
HEALTHCARE-PRODUCTS (0.04%)
 ZOLL Medical /1/                                    173              5,806
HOME FURNISHINGS (0.29%)
 Kimball International                             2,500             39,000
HOSPITAL BEDS & EQUIPMENT (0.17%)
 Invacare                                            702             23,166
HOTELS & MOTELS (0.21%)
 Choice Hotels International /1/                     600             16,386
 LaSalle Hotel Properties                            800             11,824
                                                                     28,210
HUMAN RESOURCES (1.03%)
 Administaff /1/                                   2,392             24,638
 CDI /1/                                           1,100             28,556
 Exult /1/                                         1,700             14,569
 Kelly Services                                      800             18,760
 Labor Ready /1/                                   1,407             10,088
 MPS Group /1/                                     3,256             22,401
 Spherion /1/                                      2,614             18,167
                                                                    137,179
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Brady                                                73              2,435
INDUSTRIAL AUTOMATION & ROBOTS (0.27%)
 UNOVA /1/                                         3,200             35,520
INSTRUMENTS-SCIENTIFIC (0.10%)
 Varian /1/                                          400             13,868
INTERNET APPLICATION SOFTWARE (0.47%)
 eResearch Technology /1/                            936             20,742
 MatrixOne /1/                                     1,000              5,740
 Netegrity /1/                                     2,200             12,848
 Verity /1/                                          900             11,394
 WebEx Communications /1/                            800             11,160
                                                                     61,884
INTERNET BROKERS (0.11%)
 Ameritrade Holding                                2,000             14,820
INTERNET CONTENT-ENTERTAINMENT (0.12%)
 NetFlix /1/                                         600             15,330
INTERNET CONTENT-INFORMATION/NEWS (0.02%)
 InfoSpace                                           155              2,106
INTERNET FINANCIAL SERVICES (0.21%)
 eSpeed /1/                                        1,402             27,704
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE EQUIPMENT (0.28%)
                                                                    $
 Avocent /1/                                         800             23,944
 Centillium Communications /1/                     1,400             13,874
                                                                     37,818
INTERNET INFRASTRUCTURE SOFTWARE (0.12%)
 F5 Networks /1/                                     800             13,480
 Retek /1/                                           485              3,104
                                                                     16,584
INTERNET SECURITY (0.34%)
 Internet Security Systems /1/                     1,140             16,519
 RSA Security /1/                                  1,800             19,350
 SonicWall /1/                                     1,800              8,640
                                                                     44,509
INTERNET TELEPHONY (0.21%)
 j2 Global Communications /1/                        600             27,588
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.46%)
 Gabelli Asset Management /1/                      1,707             61,623
LASERS-SYSTEMS & COMPONENTS (0.46%)
 Coherent /1/                                      1,800             43,074
 Ii-Vi /1/                                           700             16,156
 Rofin-Sinar Technologies                            124              1,743
                                                                     60,973
LEISURE & RECREATION PRODUCTS (0.22%)
 K2 /1/                                            2,400             29,400
LIFE & HEALTH INSURANCE (0.96%)
 AmerUs Group                                        165              4,651
 Delphi Financial Group                              300             14,040
 Kansas City Life Insurance                          800             34,272
 National Western Life Insurance /1/                 500             55,215
 Phoenix                                             312              2,818
 UICI /1/                                          1,100             16,577
                                                                    127,573
LINEN SUPPLY & RELATED ITEMS (0.31%)
 Angelica                                            834             14,136
 UniFirst                                          1,265             27,704
                                                                     41,840
MACHINERY-CONSTRUCTION & MINING (0.03%)
 Terex /1/                                           232              4,529
MACHINERY-ELECTRICAL (0.25%)
 Franklin Electric                                   600             33,390
MACHINERY-GENERAL INDUSTRY (0.69%)
 Applied Industrial Technologies                   2,300             48,530
 Stewart & Stevenson Services                      2,000             31,500
 Tecumseh Products                                   300             11,493
                                                                     91,523
MACHINERY-MATERIAL HANDLING (0.63%)
 Cascade                                           1,100             19,140
 Nacco Industries                                  1,100             64,834
                                                                     83,974
MACHINERY-PRINT TRADE (0.19%)
 Imation /1/                                         659             24,923
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.40%)
                                                                    $
 Dendrite International /1/                        1,300             16,744
 Eclipsys /1/                                        304              3,174
 IDX Systems /1/                                   1,682             26,104
 VitalWorks /1/                                    1,900              7,505
                                                                     53,527
MEDICAL INSTRUMENTS (0.85%)
 Datascope                                           600             17,718
 Techne /1/                                        1,910             57,949
 Thoratec /1/                                      1,600             23,840
 Ventana Medical Systems /1/                         500             13,590
                                                                    113,097
MEDICAL LABORATORY & TESTING SERVICE (0.02%)
 Impath /1/                                          215              3,040
MEDICAL LASER SYSTEMS (0.25%)
 VISX /1/                                          1,900             32,965
MEDICAL PRODUCTS (0.77%)
 Cantel Medical                                      900             12,078
 Cyberonics /1/                                      600             12,906
 Mentor                                              707             13,702
 PolyMedica                                          400             18,316
 PSS World Medical /1/                             1,900             10,925
 Viasys Healthcare /1/                               700             14,490
 Vital Signs                                         310              8,047
 Wright Medical Group /1/                            600             11,400
                                                                    101,864
MEDICAL-BIOMEDICAL/GENE (3.19%)
 Alexion Pharmaceuticals /1/                         800             13,640
 Arena Pharmaceuticals /1/                         3,800             25,232
 Bio-Rad Laboratories /1/                            748             41,402
 Celera Genomics Group /1/                         8,095             83,540
 Cell Genesys /1/                                  1,400             12,096
 Digene /1/                                          500             13,615
 Diversa /1/                                       3,000             29,490
 Enzo Biochem /1/                                    686             14,763
 Enzon /1/                                           700              8,764
 Exelixis /1/                                      2,000             13,880
 Gene Logic /1/                                    2,612             15,593
 Genencor International                            1,300             21,411
 Incyte Genomics /1/                               2,387             11,076
 InterMune /1/                                       600              9,666
 Kosan Biosciences                                 2,300             13,570
 Maxygen /1/                                       1,500             16,455
 Nektar Therapeutics /1/                           2,000             18,460
 Protein Design Labs /1/                           1,700             23,766
 Savient Pharmaceuticals                           3,400             15,776
 Serologicals /1/                                  1,600             21,808
                                                                    424,003
MEDICAL-DRUGS (1.63%)
 American Pharmaceutical Partners /1/                389             13,187
 Bradley Pharmaceuticals /1/                         174              2,871
 Endo Pharmaceuticals Holdings /1/                 1,000             16,920
 KOS Pharmaceuticals /1/                           2,100             49,287
 Lannett /1/                                         800             18,752
 Ligand Pharmaceuticals /1/                          282              3,832
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                    $
 OSI Pharmaceuticals /1/                             137              4,413
 Perrigo                                           3,500             54,740
 Pharmacopeia /1/                                  1,800             14,850
 Priority Healthcare /1/                             600             11,130
 Sepracor /1/                                      1,500             27,045
                                                                    217,027
MEDICAL-GENERIC DRUGS (0.50%)
 Alpharma                                          2,000             43,200
 Pharmaceutical Resources /1/                        465             22,627
                                                                     65,827
MEDICAL-HMO (0.53%)
 Centene /1/                                         600             23,340
 Cobalt /1/                                          700             14,385
 Pacificare Health Systems /1/                       666             32,854
                                                                     70,579
MEDICAL-NURSING HOMES (0.15%)
 Beverly Enterprises /1/                           2,200              7,700
 Kindred Healthcare /1/                              700             12,488
                                                                     20,188
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.27%)
 Apria Healthcare Group /1/                          500             12,440
 Gentiva Health Services /1/                       2,563             23,067
                                                                     35,507
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.11%)
 D&K Healthcare Resources                            900             14,526
METAL PROCESSORS & FABRICATION (0.09%)
 Commercial Metals                                   700             12,453
METAL-COPPER (0.22%)
 Southern Peru Copper                              1,900             29,070
MISCELLANEOUS INVESTING (6.21%)
 AMLI Residential Properties                         344              8,101
 Anthracite Capital                                1,715             20,683
 Apex Mortgage Capital                             2,100             11,487
 Bedford Property Investors                        1,700             48,280
 Brandywine Realty Trust                           1,334             32,843
 Capital Automotive                                1,899             53,153
 Capstead Mortgage                                   607              6,841
 CBL & Associates Properties                         332             14,276
 Colonial Properties Trust                           388             13,654
 Commercial Net Lease Realty                       5,666             97,682
 Correctional Properties Trust                        96              2,688
 Glenborough Realty Trust                          3,623             69,381
 Healthcare Realty Trust                           1,866             54,394
 Heritage Property Investment Trust                  118              3,195
 HRPT Properties Trust                             6,921             63,673
 Impac Mortgage Holdings                           1,531             25,552
 Kilroy Realty                                       247              6,793
 Koger Equity                                      1,300             22,399
 La Quinta /1/                                     4,400             18,964
 Meristar Hospitality                              1,600              8,224
 National Health Investors                           134              2,471
 Pan Pacific Retail Properties                     1,700             66,895
 Price Legacy                                        560              2,100
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                    $
 PS Business Parks                                 1,500             52,950
 Redwood Trust                                     1,968             78,543
 Senior Housing Properties Trust                   1,100             14,916
 SL Green Realty                                     242              8,443
 Summit Properties                                   800             16,520
                                                                    825,101
MISCELLANEOUS MANUFACTURERS (0.10%)
 Applied Films /1/                                   500             12,940
MOTION PICTURES & SERVICES (0.26%)
 Macrovision /1/                                   1,729             34,442
MULTI-LEVEL DIRECT SELLING (0.28%)
 Nu Skin Enterprises                               3,532             36,909
NETWORKING PRODUCTS (0.80%)
 Aeroflex /1/                                      1,600             12,384
 Anixter International /1/                         1,663             38,964
 Black Box                                            74              2,679
 Cable Design Technologies /1/                     1,800             12,870
 Computer Network Technology /1/                     386              3,127
 Enterasys Networks /1/                            6,100             18,483
 Foundry Networks /1/                              1,118             16,099
 SafeNet /1/                                          83              2,322
                                                                    106,928
NON-FERROUS METALS (0.67%)
 RTI International Metals /1/                      2,300             24,909
 USEC                                              9,136             64,135
                                                                     89,044
NON-HAZARDOUS WASTE DISPOSAL (0.14%)
 Waste Connections /1/                               529             18,541
NON-HOTEL GAMBLING (0.11%)
 Pinnacle Entertainment /1/                        2,200             14,960
OFFICE SUPPLIES & FORMS (0.16%)
 John H. Harland                                     192              5,023
 Standard Register                                 1,000             16,480
                                                                     21,503
OIL & GAS (0.04%)
 Spinnaker Exploration /1/                           213              5,581
OIL & GAS DRILLING (0.10%)
 Parker Drilling /1/                               4,400             12,804
OIL COMPANY-EXPLORATION & PRODUCTION (1.79%)
 Chesapeake Energy                                 2,100             21,210
 Harvest Natural Resources /1/                     1,393              8,873
 Houston Exploration /1/                           1,600             55,520
 Magnum Hunter Resources /1/                       1,604             12,816
 Patina Oil & Gas                                  1,750             56,263
 Penn Virginia                                        55              2,365
 Stone Energy /1/                                    279             11,696
 Swift Energy /1/                                  1,200             13,200
 Unit /1/                                          1,500             31,365
 Vintage Petroleum                                 2,200             24,816
                                                                    238,124
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.64%)
                                                                    $
 Carbo Ceramics                                      326             12,143
 Hydril /1/                                          800             21,800
 Lufkin Industries                                   600             14,610
 Universal Compression Holdings /1/                1,758             36,672
                                                                     85,225
OIL REFINING & MARKETING (0.35%)
 Frontier Oil                                        682             10,366
 Tesoro Petroleum /1/                              3,500             24,080
 WD-40                                               400             11,420
                                                                     45,866
OIL-FIELD SERVICES (0.54%)
 Global Industries /1/                             2,500             12,050
 Key Energy Services /1/                           1,100             11,792
 Oceaneering International /1/                     1,000             25,550
 Oil States International /1/                      1,900             22,990
                                                                     72,382
OPTICAL SUPPLIES (0.15%)
 Sola International /1/                            1,157             20,132
PAPER & RELATED PRODUCTS (0.49%)
 Chesapeake                                          800             17,480
 Louisiana-Pacific /1/                             1,499             16,249
 Schweitzer-Mauduit International                    900             21,726
 Wausau-Mosinee Paper                                807              9,039
                                                                     64,494
PHARMACEUTICALS (0.03%)
 Cima Labs /1/                                       130              3,496
PHYSICIAN PRACTICE MANAGEMENT (0.16%)
 US Oncology /1/                                   2,810             20,766
POULTRY (0.32%)
 Pilgrims Pride                                    1,800             17,406
 Sanderson Farms                                     900             25,290
                                                                     42,696
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 Artesyn Technologies /1/                            456              2,558
PRINTING-COMMERCIAL (0.54%)
 Banta                                               800             25,896
 Bowne                                             1,793             23,363
 Consolidated Graphics /1/                         1,000             22,880
                                                                     72,139
PROPERTY & CASUALTY INSURANCE (2.10%)
 American Physicians Capital                         600             14,550
 CNA Surety /1/                                    1,300             12,805
 Fremont General                                   2,825             38,702
 LandAmerica Financial Group                       2,424            115,140
 Ohio Casualty /1/                                 1,000             13,180
 Selective Insurance Group                           400             10,020
 State Auto Financial                                600             13,470
 Stewart Information Services /1/                  2,200             61,270
                                                                    279,137
PUBLICLY TRADED INVESTMENT FUND (0.20%)
 iShares Russell 2000 Index Fund                     300             26,670
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.41%)
                                                                    $
 Pulitzer                                          1,100             54,362
RACETRACKS (0.11%)
 Magna Entertainment /1/                           2,300             11,500
 Penn National Gaming /1/                            141              2,898
                                                                     14,398
RADIO (0.10%)
 XM Satellite Radio Holdings /1/                   1,200             13,260
REAL ESTATE MANAGEMENT & SERVICES (1.01%)
 LNR Property                                      3,600            134,640
RECREATIONAL VEHICLES (0.29%)
 Arctic Cat                                        1,671             32,017
 Thor Industries                                     148              6,041
                                                                     38,058
REITS-WHOLE LOANS (0.30%)
 Novastar Financial                                  665             39,734
RENTAL-AUTO & EQUIPMENT (0.10%)
 Dollar Thrifty Automotive Group /1/                 700             12,985
RESEARCH & DEVELOPMENT (0.24%)
 Albany Molecular Research /1/                       900             13,590
 Parexel International /1/                         1,300             18,135
                                                                     31,725
RESORTS & THEME PARKS (0.02%)
 Six Flags /1/                                       378              2,563
RESPIRATORY PRODUCTS (0.14%)
 Respironics /1/                                     500             18,760
RETAIL-APPAREL & SHOE (1.36%)
 Aeropostale /1/                                     600             12,888
 Brown Shoe                                        1,500             44,700
 Burlington Coat Factory Warehouse                   800             14,320
 Charming Shoppes /1/                              5,753             28,592
 Christopher & Banks /1/                             114              4,217
 Finish Line /1/                                     188              4,176
 Hot Topic /1/                                     1,730             46,554
 Pacific Sunwear of California /1/                   294              7,083
 Stage Stores /1/                                    500             11,750
 Stein Mart /1/                                      977              5,852
                                                                    180,132
RETAIL-AUTOMOBILE (0.36%)
 Copart /1/                                          490              4,631
 Group 1 Automotive /1/                               92              2,982
 Lithia Motors /1/                                 1,100             17,787
 Sonic Automotive /1/                                106              2,322
 United Auto Group /1/                               913             19,885
                                                                     47,607
RETAIL-COMPUTER EQUIPMENT (0.06%)
 Insight Enterprises /1/                             238              2,394
 PC Connection                                       800              5,440
                                                                      7,834
RETAIL-CONSUMER ELECTRONICS (0.12%)
 Tweeter Home Entertainment Group /1/              1,200             10,416
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (CONTINUED)
                                                                    $
 Ultimate Electronics /1/                            400              5,128
                                                                     15,544
RETAIL-CONVENIENCE STORE (0.20%)
 Casey's General Stores                            1,900             26,866
RETAIL-DISCOUNT (0.63%)
 Fred's                                               74              2,751
 ShopKo Stores /1/                                 4,402             57,226
 Tuesday Morning /1/                                 900             23,670
                                                                     83,647
RETAIL-DRUG STORE (0.11%)
 Longs Drug Stores                                   900             14,940
RETAIL-FABRIC STORE (0.07%)
 Jo-Ann Stores /1/                                   380              9,614
RETAIL-GARDENING PRODUCTS (0.14%)
 Tractor Supply /1/                                  400             19,100
RETAIL-HOME FURNISHINGS (0.36%)
 Bombay                                            2,775             29,498
 Cost Plus /1/                                        82              2,924
 Haverty Furniture                                   900             15,750
                                                                     48,172
RETAIL-JEWELRY (0.05%)
 Zale /1/                                            164              6,560
RETAIL-LEISURE PRODUCTS (0.12%)
 MarineMax /1/                                     1,100             15,400
RETAIL-MAIL ORDER (0.23%)
 Blair                                             1,400             31,080
RETAIL-OFFICE SUPPLIES (0.34%)
 OfficeMax /1/                                     6,871             45,005
RETAIL-PAWN SHOPS (0.16%)
 Cash America International                        1,611             21,297
RETAIL-PET FOOD & SUPPLIES (0.02%)
 PETCO Animal Supplies /1/                           150              3,261
RETAIL-PETROLEUM PRODUCTS (0.09%)
 World Fuel Services                                 465             11,434
RETAIL-RESTAURANTS (1.65%)
 Bob Evans Farms                                   1,200             33,156
 California Pizza Kitchen /1/                        470             10,105
 CEC Entertainment /1/                               201              7,423
 Dave & Buster's                                   1,500             16,350
 Lone Star Steakhouse & Saloon                       600             13,062
 P.F. Chang's China Bistro /1/                       400             19,684
 Panera Bread /1/                                    900             36,000
 Papa John's International /1/                     2,510             70,406
 Rare Hospitality International /1/                  311             10,163
 Ryan's Family Steak Houses /1/                      223              3,122
                                                                    219,471
RETAIL-SPORTING GOODS (0.19%)
 Sports Authority /1/                              2,300             24,610
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.39%)
                                                                    $
 Hollywood Entertainment /1/                       1,500             25,800
 Movie Gallery /1/                                 1,400             25,830
                                                                     51,630
SAVINGS & LOANS-THRIFTS (2.64%)
 BankUnited Financial /1/                          1,632             32,885
 Brookline Bancorp.                                1,000             14,000
 Commercial Federal                                1,600             33,920
 First Niagara Financial Group                     1,000             13,960
 First Place Financial                               134              2,321
 FirstFed Financial /1/                            1,000             35,290
 Flagstar Bancorp.                                   753             18,411
 Hawthorne Financial /1/                             303             10,502
 Horizon Financial                                    97              1,531
 ITLA Capital /1/                                    400             16,172
 MAF Bancorp                                         467             17,312
 OceanFirst Financial                                608             14,853
 Partners Trust Financial Group                      151              2,881
 PFF Bancorp                                       1,300             50,245
 Port Financial                                      300             16,164
 Quaker City Bancorp.                                 55              2,288
 Seacoast Financial Services                       1,500             29,700
 Sound Federal Bancorp.                              121              1,644
 Staten Island Bancorp                             1,053             20,512
 Troy Financial                                      155              4,208
 WSFS Financial                                      300             11,520
                                                                    350,319
SEISMIC DATA COLLECTION (0.31%)
 Veritas DGC /1/                                   3,597             41,365
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.55%)
 Genesis Microchip /1/                             1,000             13,540
 Globespan Virata /1/                              2,879             23,752
 Power Integrations /1/                              726             17,656
 Standard Microsystems /1/                         1,200             18,204
                                                                     73,152
SEMICONDUCTOR EQUIPMENT (0.81%)
 Axcelis Technologies /1/                          2,100             12,852
 Cohu                                              1,500             23,400
 Dupont Photomasks /1/                               800             15,064
 Entegris /1/                                      1,600             21,504
 Photronics /1/                                    1,300             22,685
 Varian Semiconductor Equipment  Associates
  /1/                                                400             11,904
                                                                    107,409
SEMICONDUCTORS (0.14%)
 Artisan Components /1/                              800             18,088
SOFTWARE TOOLS (0.02%)
 Borland Software /1/                                298              2,911
STEEL PIPE & TUBE (0.22%)
 Maverick Tube /1/                                 1,000             19,150
 Valmont Industries                                  500              9,730
                                                                     28,880
STEEL-PRODUCERS (0.64%)
 Carpenter Technology                              1,000             15,600
 Reliance Steel & Aluminum                           800             16,560
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-PRODUCERS (CONTINUED)
                                                                    $
 Ryerson Tull                                      2,951             25,910
 Schnitzer Steel Industries                          600             26,472
                                                                     84,542
STEEL-SPECIALTY (0.08%)
 Allegheny Technologies                              338              2,231
 Material Sciences /1/                               900              8,730
                                                                     10,961
TELECOMMUNICATION EQUIPMENT (0.94%)
 Adtran /1/                                          322             16,515
 CommScope /1/                                     1,500             14,250
 Plantronics /1/                                   2,600             56,342
 Sonus Networks /1/                                3,700             18,611
 Tekelec /1/                                         255              2,882
 Tollgrade Communications /1/                        900             16,785
                                                                    125,385
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.09%)
 New Focus /1/                                     3,200             11,968
TELECOMMUNICATION SERVICES (0.96%)
 Aspect Communications /1/                         4,000             15,480
 Commonwealth Telephone Enterprises /1/              500             21,985
 iNet Technologies /1/                             1,300             12,961
 Lightbridge /1/                                   1,500             13,140
 MasTec /1/                                        1,900             10,944
 Metro One Telecommunications /1/                  3,100             15,996
 PTEK Holdings /1/                                 2,192             10,631
 Time Warner Telecom /1/                           4,133             26,327
                                                                    127,464
TELEPHONE-INTEGRATED (0.40%)
 Cincinnati Bell                                   3,700             24,790
 CT Communications                                   800              8,600
 Primus Telecommunications Group                     372              1,912
 Talk America Holdings                             1,600             17,456
                                                                     52,758
TELEVISION (0.68%)
 Liberty                                           1,300             55,250
 Pegasus Communications                               84              2,485
 Sinclair Broadcast Group /1/                      2,800             32,508
                                                                     90,243
TEXTILE-APPAREL (0.10%)
 Unifi /1/                                         2,050             12,710
THEATERS (0.18%)
 AMC Entertainment /1/                             2,095             23,967
THERAPEUTICS (1.78%)
 Abgenix /1/                                       1,800             18,882
 Cell Therapeutics /1/                             1,800             17,514
 Connetics /1/                                     2,704             40,479
 Corixa /1/                                        3,500             27,055
 Isis Pharmaceuticals /1/                          1,626              8,618
 Medarex /1/                                       3,300             21,747
 Medicines /1/                                       800             15,752
 Nabi Biopharmaceuticals /1/                       4,104             28,153
 Neopharm /1/                                        964             13,351
 Neurocrine Biosciences /1/                          334             16,680
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                    $
 Praecis Pharmaceuticals /1/                       1,500              7,350
 Vicuron Pharmaceuticals                           1,500             21,270
                                                                    236,851
TOBACCO (0.09%)
 DIMON                                             1,600             11,456
TRANSACTIONAL SOFTWARE (0.11%)
 Transaction Systems Architects /1/                1,600             14,336
TRANSPORT-AIR FREIGHT (0.47%)
 Airborne                                          2,000             41,800
 EGL /1/                                           1,400             21,280
                                                                     63,080
TRANSPORT-RAIL (0.32%)
 Florida East Coast Industries                       871             22,254
 Kansas City Southern Industries /1/               1,700             20,451
                                                                     42,705
TRANSPORT-TRUCK (0.96%)
 Arkansas Best                                       378              8,993
 JB Hunt Transport Services /1/                    1,000             37,750
 Knight Transportation /1/                           259              6,449
 Landstar System /1/                                 400             25,140
 Roadway Express                                     900             25,677
 USF                                                 400             10,788
 Werner Enterprises                                  600             12,720
                                                                    127,517
VITAMINS & NUTRITION PRODUCTS (0.02%)
 USANA Health Sciences                                73              3,227
WEB HOSTING & DESIGN (0.01%)
 eCollege.com                                        169              1,940
WEB PORTALS (0.53%)
 Earthlink /1/                                     3,200             25,248
 Overture Services /1/                               800             14,504
 United Online /1/                                 1,200             30,408
                                                                     70,160
WIRE & CABLE PRODUCTS (0.21%)
 Belden                                            1,735             27,569
                                       Shares
                                        Held       Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (1.32%)
 Allen Telecom /1/                                 1,800            $29,736
 American Tower /1/                                3,300            29,205
 Audiovox /1/                                      5,366            60,046
 EMS Technologies /1/                                800            10,616
 Interdigital Communications /1/                   1,400            32,718
 Powerwave Technologies /1/                        2,100            13,167
                                                                   175,488
                                TOTAL COMMON STOCKS             13,238,970


               TOTAL PORTFOLIO INVESTMENTS (99.63%)             13,238,970
CASH AND RECEIVABLES, NET OF LIABILITIES (0.37%)                    49,767
                         TOTAL NET ASSETS (100.00%)            $13,288,737
                                                             -------------


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
1 Russell 2000     Buy         $44,722       $44,840         $118
Mini
September, 2003
Futures


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.72%)
ADVERTISING AGENCIES (1.00%)
                                                                              $
 Interpublic Group                                         204,290               2,733,400
AEROSPACE & DEFENSE (1.63%)
 Northrop Grumman                                            9,573                 826,054
 Raytheon                                                   80,425               2,641,157
 Rockwell Collins                                           39,329                 968,673
                                                                                 4,435,884
AEROSPACE & DEFENSE EQUIPMENT (1.50%)
 Alliant Techsystems /1/                                    78,900               4,095,699
APPAREL MANUFACTURERS (0.81%)
 Polo Ralph Lauren /1/                                      85,217               2,197,746
APPLICATIONS SOFTWARE (0.60%)
 Intuit /1/                                                 36,500               1,625,345
BEVERAGES-NON-ALCOHOLIC (0.47%)
 Coca-Cola Enterprises                                      70,240               1,274,856
BROADCASTING SERVICES & PROGRAMMING (1.31%)
 Liberty Media /1/                                         309,650               3,579,554
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
 Vulcan Materials                                           35,938               1,332,222
BUILDING PRODUCTS-AIR & HEATING (0.52%)
 American Standard /1/                                      19,029               1,406,814
BUILDING PRODUCTS-WOOD (1.41%)
 Rayonier                                                  116,280               3,837,240
CASINO HOTELS (0.51%)
 Harrah's Entertainment /1/                                 34,538               1,389,809
CASINO SERVICES (2.68%)
 International Game Technology /1/                          71,402               7,306,567
COMMERCIAL BANKS (5.69%)
 M&T Bank                                                   55,628               4,684,990
 Marshall & Ilsley                                          31,400                 960,212
 North Fork Bancorp.                                        70,120               2,388,287
 SouthTrust                                                 60,297               1,640,078
 TCF Financial                                             129,300               5,151,312
 Westamerica Bancorp.                                       16,094                 693,330
                                                                                15,518,209
COMMERCIAL SERVICE-FINANCE (2.66%)
 Deluxe                                                     39,995               1,791,776
 Dun & Bradstreet /1/                                       99,300               4,081,230
 Moody's                                                    26,055               1,373,359
                                                                                 7,246,365
COMMERCIAL SERVICES (2.00%)
 Arbitron /1/                                               97,109               3,466,792
 Servicemaster                                             184,949               1,978,954
                                                                                 5,445,746
COMPUTER SERVICES (2.60%)
 Ceridian /1/                                              135,229               2,294,836
 DST Systems /1/                                            42,900               1,630,200
 Sungard Data Systems /1/                                   42,929               1,112,291
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                              $
 Unisys /1/                                                167,372               2,055,328
                                                                                 7,092,655
COMPUTERS-INTEGRATED SYSTEMS (0.44%)
 Diebold                                                    27,700               1,198,025
COMPUTERS-MEMORY DEVICES (0.95%)
 Quantum /1/                                               265,602               1,075,688
 Storage Technology /1/                                     59,454               1,530,346
                                                                                 2,606,034
COMPUTERS-PERIPHERAL EQUIPMENT (0.50%)
 Lexmark International /1/                                  19,130               1,353,830
CONSUMER PRODUCTS-MISCELLANEOUS (0.67%)
 Dial                                                       94,450               1,837,053
COSMETICS & TOILETRIES (0.81%)
 International Flavors & Fragrances                         69,085               2,205,884
DATA PROCESSING & MANAGEMENT (0.80%)
 Certegy /1/                                                42,956               1,192,029
 SEI Investments                                            31,293               1,001,376
                                                                                 2,193,405
DENTAL SUPPLIES & EQUIPMENT (1.03%)
 Dentsply International                                     68,979               2,821,241
DIVERSIFIED MANUFACTURING OPERATIONS (1.49%)
 Cooper Industries                                          46,458               1,918,715
 ITT Industries                                             16,101               1,053,972
 Lancaster Colony                                           28,533               1,103,086
                                                                                 4,075,773
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.68%)
 Viad                                                       82,900               1,856,131
ELECTRIC-INTEGRATED (2.83%)
 Ameren                                                     82,774               3,650,333
 DQE                                                        57,115                 860,723
 Exelon                                                     23,880               1,428,263
 Scana                                                      51,624               1,769,671
                                                                                 7,708,990
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.52%)
 Gentex /1/                                                 46,498               1,423,304
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.89%)
 Applied Micro Circuits /1/                                403,421               2,440,697
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Countrywide Credit Industries                              25,609               1,781,618
FOOD-CONFECTIONERY (0.25%)
 Tootsie Roll Industries                                    22,383                 682,458
FOOD-DAIRY PRODUCTS (0.57%)
 Dean Foods /1/                                             49,350               1,554,525
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 McCormick                                                  89,767               2,441,662
FORESTRY (0.75%)
 Plum Creek Timber                                          78,652               2,041,019
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (0.80%)
                                                                              $
 Newmont Mining                                             67,363               2,186,603
HOSPITAL BEDS & EQUIPMENT (1.08%)
 Hillenbrand Industries                                     58,473               2,949,963
HOTELS & MOTELS (0.27%)
 Choice Hotels International /1/                            26,587                 726,091
IDENTIFICATION SYSTEM-DEVELOPMENT (0.60%)
 Symbol Technologies                                       125,448               1,632,079
INSURANCE BROKERS (0.79%)
 Arthur J. Gallagher                                        79,331               2,157,803
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.16%)
 Federated Investors                                        47,000               1,288,740
 Nuveen Investments                                         68,600               1,868,664
                                                                                 3,157,404
LIFE & HEALTH INSURANCE (1.16%)
 Aflac                                                      64,043               1,969,322
 Torchmark                                                  32,400               1,206,900
                                                                                 3,176,222
LOTTERY SERVICES (1.36%)
 Gtech Holdings /1/                                         98,400               3,704,760
MACHINERY-GENERAL INDUSTRY (0.40%)
 Dover                                                      36,300               1,087,548
MACHINERY-PRINT TRADE (0.68%)
 Zebra Technologies /1/                                     24,573               1,847,644
MACHINERY-PUMPS (0.57%)
 Graco                                                      48,450               1,550,400
MEDICAL INFORMATION SYSTEM (1.41%)
 IMS Health                                                213,700               3,844,463
MEDICAL INSTRUMENTS (4.80%)
 Beckman Coulter                                            63,937               2,598,400
 Biomet                                                     63,460               1,818,764
 Boston Scientific /1/                                      38,930               2,378,623
 Edwards Lifesciences /1/                                  111,600               3,586,824
 Guidant                                                    61,321               2,722,039
                                                                                13,104,650
MEDICAL PRODUCTS (1.50%)
 Becton Dickinson                                           56,351               2,189,236
 Varian Medical Systems /1/                                 32,965               1,897,795
                                                                                 4,087,031
MEDICAL-BIOMEDICAL/GENE (0.34%)
 Biogen /1/                                                 24,100                 915,800
MEDICAL-HMO (0.54%)
 Anthem /1/                                                 19,136               1,476,342
MEDICAL-HOSPITALS (0.98%)
 Health Management Associates                              145,200               2,678,940
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.53%)
 Lincare Holdings /1/                                       46,045               1,450,878
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.25%)
                                                                              $
 AmerisourceBergen                                           9,934                 688,923
METAL-DIVERSIFIED (1.25%)
 Freeport-McMoran Copper & Gold                            139,742               3,423,679
MISCELLANEOUS INVESTING (3.72%)
 AMB Property                                               71,600               2,016,972
 Chelsea Property Group                                     15,992                 644,637
 Kimco Realty                                               84,662               3,208,690
 Prologis Trust                                             68,300               1,864,590
 Public Storage                                             71,400               2,418,318
                                                                                10,153,207
MULTIMEDIA (1.04%)
 Belo                                                       75,517               1,688,560
 E.W. Scripps                                               12,893               1,143,867
                                                                                 2,832,427
NETWORKING PRODUCTS (0.23%)
 3Com /1/                                                  133,907                 626,685
NON-HAZARDOUS WASTE DISPOSAL (2.36%)
 Republic Services /1/                                     187,013               4,239,585
 Waste Management                                           91,601               2,206,668
                                                                                 6,446,253
OFFICE AUTOMATION & EQUIPMENT (0.46%)
 Pitney Bowes                                               32,667               1,254,740
OIL & GAS DRILLING (0.27%)
 Noble /1/                                                  21,500                 737,450
OIL COMPANY-EXPLORATION & PRODUCTION (2.40%)
 Apache                                                     32,754               2,130,975
 Burlington Resources                                       40,671               2,199,081
 Devon Energy                                               41,348               2,207,983
                                                                                 6,538,039
OIL COMPANY-INTEGRATED (0.70%)
 Marathon Oil                                               72,200               1,902,470
OIL FIELD MACHINERY & EQUIPMENT (0.40%)
 National-Oilwell /1/                                       49,551               1,090,122
OIL-FIELD SERVICES (1.22%)
 BJ Services /1/                                            47,391               1,770,528
 Weatherford International /1/                              36,901               1,546,152
                                                                                 3,316,680
PAPER & RELATED PRODUCTS (0.65%)
 Boise Cascade                                              74,600               1,782,940
PIPELINES (1.71%)
 Equitable Resources                                        34,016               1,385,812
 Questar                                                    97,605               3,266,839
                                                                                 4,652,651
POWER CONVERTER & SUPPLY EQUIPMENT (0.89%)
 American Power Conversion /1/                             155,055               2,417,307
PRINTING-COMMERCIAL (0.76%)
 Valassis Communications /1/                                81,046               2,084,503
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (1.97%)
                                                                              $
 Fidelity National Financial                               108,807               3,346,903
 Leucadia National                                          54,838               2,035,587
                                                                                 5,382,490
PUBLICLY TRADED INVESTMENT FUND (7.91%)
 iShares Russell 2000 Index Fund                            43,700               3,884,930
 iShares S&P MidCap 400 Fund                                30,570               2,934,720
 iShares S&P SmallCap 600 Index Fund                        36,700               4,024,155
 Standard & Poor's MidCap 400 Depository
  Receipts                                                 122,270              10,725,524
                                                                                21,569,329
PUBLISHING-NEWSPAPERS (0.74%)
 Knight Ridder                                              29,337               2,022,199
REINSURANCE (2.28%)
 Everest Re Group                                           81,500               6,234,750
RETAIL-DISCOUNT (0.54%)
 TJX                                                        78,000               1,469,520
RETAIL-HOME FURNISHINGS (0.34%)
 Pier 1 Imports                                             45,100                 920,040
RETAIL-JEWELRY (0.41%)
 Tiffany                                                    34,650               1,132,362
RETAIL-REGIONAL DEPARTMENT STORE (0.39%)
 Neiman-Marcus Group /1/                                    29,123               1,065,902
RETAIL-VARIETY STORE (0.25%)
 99 Cents Only Stores /1/                                   20,007                 686,640
SAVINGS & LOANS-THRIFTS (1.23%)
 Charter One Financial                                     107,683               3,357,556
TELECOMMUNICATION EQUIPMENT (0.67%)
 Comverse Technology /1/                                   121,472               1,825,724
TELEPHONE-INTEGRATED (0.51%)
 Telephone & Data Systems                                   27,900               1,386,630
TOBACCO (2.40%)
 UST                                                       186,651               6,538,385
TOYS (0.84%)
 Mattel                                                    120,600               2,281,752
TRANSPORT-TRUCK (0.36%)
 Heartland Express /1/                                      44,235                 984,229
                                              TOTAL COMMON STOCKS              269,279,965


                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (0.81%)
FINANCE-INVESTMENT BANKER & BROKER (0.54%)
 Goldman Sachs Group /2/ /3/                           $                      $
  1.40%; 10/02/03                                          750,000                 750,000
 Lehman Brothers Holdings /2/
  2.02%; 07/15/03                                          714,194                 714,194
                                                                                 1,464,194
MONEY CENTER BANKS (0.27%)
 Bank of America /2/ /3/

  1.35%; 07/07/03                                          750,000                 750,011
                                                      TOTAL BONDS                2,214,205

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.05%)
DIVERSIFIED FINANCIAL SERVICES (1.05%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.29%; 07/01/03                                        2,865,253               2,865,253
                                           TOTAL COMMERCIAL PAPER                2,865,253

                                                    Principal Amount
                                                                                  Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.40%)
 Credit Suisse First Boston; 1.20%; 07/01/03
  (collateralized by GNMAs; $24,292,312;                                      $
  07/15/04 - 03/15/42) /2/                             $23,937,000              23,937,000
 JP Morgan; 1.10%; 07/01/03 (collateralized by
  Treasury Notes; $1,711,290; 08/15/07 -
  05/15/08) /2/                                          1,706,000               1,706,000
                                      TOTAL REPURCHASE AGREEMENTS               25,643,000
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (109.98%)              300,002,423
LIABILITIES, NET OF CASH AND RECEIVABLES (-9.98%)                              (27,220,726)
                                       TOTAL NET ASSETS (100.00%)             $272,781,697
                                                                              ---------------

/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans. /3 /Variable rate.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (98.08%)
AGRICULTURAL OPERATIONS (0.47%)
                                                                            $
 Monsanto                                                  6,200                134,168
APPAREL MANUFACTURERS (1.72%)
 Coach /1/                                                 4,800                238,752
 Columbia Sportswear /1/                                   2,700                138,807
 Liz Claiborne                                             3,200                112,800
                                                                                490,359
APPLICATIONS SOFTWARE (2.35%)
 Citrix Systems /1/                                        9,400                191,384
 Intuit /1/                                                7,300                325,069
 Mercury Interactive /1/                                   4,000                154,440
                                                                                670,893
BATTERIES & BATTERY SYSTEMS (0.50%)
 Energizer Holdings /1/                                    4,500                141,300
BEVERAGES-NON-ALCOHOLIC (0.81%)
 Pepsi Bottling Group                                     11,500                230,230
BROADCASTING SERVICES & PROGRAMMING (0.44%)
 Fox Entertainment Group /1/                               4,400                126,632
BUILDING-RESIDENTIAL & COMMERCIAL (1.20%)
 Hovnanian Enterprises /1/                                 2,300                135,585
 NVR /1/                                                     500                205,500
                                                                                341,085
CASINO SERVICES (1.65%)
 International Game Technology /1/                         4,600                470,718
CELLULAR TELECOMMUNICATIONS (0.68%)
 Nextel Communications /1/                                10,700                193,456
CHEMICALS-DIVERSIFIED (0.32%)
 PPG Industries                                            1,800                 91,332
CHEMICALS-SPECIALTY (0.93%)
 Cabot Microelectronics /1/                                1,900                 95,893
 Eastman Chemical                                          2,400                 76,008
 Engelhard                                                 3,700                 91,649
                                                                                263,550
CIRCUIT BOARDS (0.24%)
 Jabil Circuit /1/                                         3,100                 68,510
COMMERCIAL BANKS (0.90%)
 Commerce Bancorp.                                         4,300                159,530
 Popular                                                   2,500                 96,475
                                                                                256,005
COMMERCIAL SERVICE-FINANCE (2.58%)
 Deluxe                                                    3,800                170,240
 Equifax                                                   8,700                226,200
 Moody's                                                   6,400                337,344
                                                                                733,784
COMPUTER AIDED DESIGN (0.54%)
 Autodesk                                                  9,500                153,520
COMPUTER SERVICES (2.13%)
 Cognizant Technology Solutions /1/                        2,684                 65,382
 Sungard Data Systems /1/                                 15,600                404,196
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                            $
 Unisys /1/                                               11,200                137,536
                                                                                607,114
COMPUTERS-INTEGRATED SYSTEMS (0.78%)
 Synopsys /1/                                              3,600                222,660
COMPUTERS-MEMORY DEVICES (1.88%)
 SanDisk /1/                                               5,600                225,960
 Storage Technology /1/                                    5,500                141,570
 Western Digital /1/                                      16,200                166,860
                                                                                534,390
COMPUTERS-PERIPHERAL EQUIPMENT (1.39%)
 Lexmark International /1/                                 5,600                396,312
CONSUMER PRODUCTS-MISCELLANEOUS (0.97%)
 Clorox                                                    3,900                166,335
 Fortune Brands                                            2,100                109,620
                                                                                275,955
CONTAINERS-METAL & GLASS (0.29%)
 Ball                                                      1,800                 81,918
CONTAINERS-PAPER & PLASTIC (0.32%)
 Pactiv /1/                                                4,600                 90,666
DATA PROCESSING & MANAGEMENT (1.66%)
 Fair, Isaac                                               2,600                133,770
 Fiserv /1/                                                9,550                340,075
                                                                                473,845
DIAGNOSTIC KITS (0.49%)
 Idexx Laboratories /1/                                    4,200                140,868
DISPOSABLE MEDICAL PRODUCTS (0.53%)
 C.R. Bard                                                 2,100                149,751
DIVERSIFIED MANUFACTURING OPERATIONS (1.85%)
 Cooper Industries                                         2,600                107,380
 Danaher                                                   1,500                102,075
 ITT Industries                                            2,300                150,558
 SPX /1/                                                   3,800                167,428
                                                                                527,441
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.69%)
 Viad                                                      8,800                197,032
E-COMMERCE-SERVICES (1.66%)
 Expedia /1/                                               1,900                145,122
 InterActiveCorp /1/                                       3,360                132,955
 WebMD /1/                                                18,000                194,940
                                                                                473,017
ELECTRONIC COMPONENTS & ACCESSORIES (0.73%)
 Integrated Circuit Systems /1/                            6,600                207,438
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.52%)
 Gentex /1/                                                4,800                146,928
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.16%)
 Altera /1/                                               13,800                226,320
 Cree /1/                                                  6,400                104,192
 Microchip Technology                                      7,300                179,799
 QLogic /1/                                                5,800                280,314
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                            $
 Semtech /1/                                               7,700                109,648
                                                                                900,273
ELECTRONIC FORMS (1.09%)
 Adobe Systems                                             9,700                311,079
ELECTRONIC MEASUREMENT INSTRUMENTS (0.56%)
 Garmin /1/                                                4,000                159,480
ENTERPRISE SOFTWARE & SERVICE (0.51%)
 Sybase /1/                                               10,500                146,055
ENTERTAINMENT SOFTWARE (1.93%)
 Electronic Arts /1/                                       5,400                399,546
 Take-Two Interactive Software /1/                         5,300                150,202
                                                                                549,748
FINANCE-INVESTMENT BANKER & BROKER (0.58%)
 Bear Stearns                                              2,300                166,566
FINANCE-MORTGAGE LOAN/BANKER (1.49%)
 Countrywide Credit Industries                             2,000                139,140
 Doral Financial                                           3,850                171,903
 New Century Financial                                     2,600                113,490
                                                                                424,533
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                             1,000                 69,660
FOOD-RETAIL (0.52%)
 Whole Foods Market /1/                                    3,100                147,343
HEALTH CARE COST CONTAINMENT (1.62%)
 Caremark Rx /1/                                          10,500                269,640
 First Health Group /1/                                    7,000                193,200
                                                                                462,840
INDUSTRIAL AUTOMATION & ROBOTS (0.44%)
 Rockwell International                                    5,200                123,968
INDUSTRIAL GASES (0.38%)
 Praxair                                                   1,800                108,180
INSTRUMENTS-SCIENTIFIC (2.47%)
 Applied Biosystems Group                                 14,500                275,935
 Millipore /1/                                             5,400                239,598
 Waters /1/                                                6,500                189,345
                                                                                704,878
INSURANCE BROKERS (0.31%)
 Hilb, Rogal & Hamilton                                    2,600                 88,504
INTERNET SECURITY (1.94%)
 Check Point Software Technologies /1/                     4,500                 87,975
 Symantec /1/                                              7,700                337,722
 VeriSign /1/                                              9,200                127,236
                                                                                552,933
INTERNET TELEPHONY (0.58%)
 j2 Global Communications /1/                              3,600                165,528
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.08%)
 Affiliated Managers Group /1/                             2,800                170,660
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                            $
 T. Rowe Price Group                                       3,600                135,900
                                                                                306,560
LOTTERY SERVICES (0.86%)
 Gtech Holdings /1/                                        6,500                244,725
MEDICAL INFORMATION SYSTEM (0.68%)
 IMS Health                                               10,818                194,616
MEDICAL INSTRUMENTS (2.68%)
 Biomet                                                    4,150                118,939
 Guidant                                                   2,000                 88,780
 St. Jude Medical /1/                                      7,500                431,250
 SurModics /1/                                             4,100                125,050
                                                                                764,019
MEDICAL LABORATORY & TESTING SERVICE (0.74%)
 Quest Diagnostics /1/                                     3,300                210,540
MEDICAL PRODUCTS (2.57%)
 Becton Dickinson                                          4,400                170,940
 Henry Schein /1/                                          3,900                204,126
 Stryker                                                   1,400                 97,118
 Varian Medical Systems /1/                                4,500                259,065
                                                                                731,249
MEDICAL-BIOMEDICAL/GENE (1.64%)
 Chiron /1/                                                4,300                187,996
 Genzyme /1/                                               4,200                175,560
 Regeneron Pharmaceutical /1/                              6,600                103,950
                                                                                467,506
MEDICAL-DRUGS (2.02%)
 Allergan                                                  5,200                400,920
 SICOR /1/                                                 8,600                174,924
                                                                                575,844
MEDICAL-GENERIC DRUGS (1.90%)
 Mylan Laboratories                                        8,800                305,976
 Watson Pharmaceutical /1/                                 5,800                234,146
                                                                                540,122
MEDICAL-HMO (2.77%)
 Aetna                                                     1,700                102,340
 Anthem /1/                                                4,100                316,315
 Humana /1/                                                9,300                140,430
 Oxford Health Plans /1/                                   5,500                231,165
                                                                                790,250
MEDICAL-HOSPITALS (0.54%)
 Universal Health Services /1/                             3,900                154,518
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.49%)
 Apria Healthcare Group /1/                                5,600                139,328
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.88%)
 AmerisourceBergen                                         3,600                249,660
METAL PROCESSORS & FABRICATION (0.35%)
 Precision Castparts                                       3,200                 99,520
NETWORKING PRODUCTS (0.79%)
 Network Appliance /1/                                    13,900                225,319
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.41%)
                                                                            $
 Republic Services /1/                                     5,100                115,617
OIL & GAS DRILLING (0.37%)
 Precision Drilling /1/                                    2,800                105,728
OIL COMPANY-EXPLORATION & PRODUCTION (1.16%)
 Devon Energy                                              1,600                 85,440
 Pioneer Natural Resources /1/                             4,800                125,280
 XTO Energy                                                5,966                119,976
                                                                                330,696
OIL FIELD MACHINERY & EQUIPMENT (0.33%)
 FMC Technologies /1/                                      4,450                 93,673
OIL REFINING & MARKETING (0.73%)
 Sunoco                                                    2,800                105,672
 Valero Energy                                             2,800                101,724
                                                                                207,396
OIL-FIELD SERVICES (1.36%)
 BJ Services /1/                                           6,200                231,632
 Varco International /1/                                   7,900                154,840
                                                                                386,472
PHARMACY SERVICES (0.45%)
 Omnicare                                                  3,800                128,402
POWER CONVERTER & SUPPLY EQUIPMENT (0.40%)
 American Power Conversion /1/                             7,400                115,366
PROPERTY & CASUALTY INSURANCE (0.30%)
 Fidelity National Financial                               2,800                 86,128
RADIO (1.10%)
 Entercom Communications /1/                               2,700                132,327
 Westwood One /1/                                          5,300                179,829
                                                                                312,156
REINSURANCE (0.42%)
 RenaissanceRe Holdings                                    2,600                118,352
RENTAL-AUTO & EQUIPMENT (0.72%)
 Rent-A-Center /1/                                         2,700                204,687
RESEARCH & DEVELOPMENT (0.72%)
 Pharmaceutical Product Development /1/                    7,100                203,983
RETAIL-APPAREL & SHOE (1.43%)
 Abercrombie & Fitch /1/                                   6,800                193,188
 Claire's Stores                                           3,900                 98,904
 Talbots                                                   3,900                114,855
                                                                                406,947
RETAIL-AUTO PARTS (0.85%)
 Autozone /1/                                              3,200                243,104
RETAIL-BEDDING (1.34%)
 Bed Bath & Beyond /1/                                     9,800                380,338
RETAIL-DISCOUNT (0.36%)
 TJX                                                       5,500                103,620
RETAIL-DRUG STORE (0.27%)
 CVS                                                       2,700                 75,681
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (0.37%)
                                                                            $
 Pier 1 Imports                                            5,200                106,080
RETAIL-JEWELRY (0.75%)
 Tiffany                                                   6,500                212,420
RETAIL-MAIL ORDER (0.73%)
 Williams-Sonoma /1/                                       7,100                207,320
RETAIL-OFFICE SUPPLIES (1.07%)
 Staples /1/                                              16,600                304,610
RETAIL-RESTAURANTS (3.02%)
 Brinker International /1/                                 7,700                277,354
 Outback Steakhouse                                        3,500                136,500
 Starbucks /1/                                            13,300                326,116
 Wendy's International                                     4,200                121,674
                                                                                861,644
SAVINGS & LOANS-THRIFTS (0.36%)
 Greenpoint Financial                                      2,000                101,880
SCHOOLS (1.52%)
 Apollo Group /1/                                          7,000                432,320
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.98%)
 Linear Technology                                         3,900                125,619
 Marvell Technology Group /1/                              4,500                154,665
                                                                                280,284
SEMICONDUCTOR EQUIPMENT (1.29%)
 Kla-Tencor /1/                                            7,900                367,271
TELECOMMUNICATION EQUIPMENT (2.22%)
 Adtran /1/                                                2,800                143,612
 Scientific-Atlanta                                        9,300                221,712
 UTStarcom /1/                                             7,500                266,775
                                                                                632,099
TELECOMMUNICATION SERVICES (0.46%)
 Level 3 Communications /1/                               19,900                132,136
TELEVISION (0.38%)
 Hearst-Argyle Television /1/                              4,200                108,780
TEXTILE-HOME FURNISHINGS (0.60%)
 Mohawk Industries /1/                                     3,100                172,143
THERAPEUTICS (1.17%)
 Gilead Sciences /1/                                       6,000                333,480
TOYS (0.39%)
 Mattel                                                    5,800                109,736
WEB PORTALS (1.02%)
 Yahoo /1/                                                 8,900                291,564
                                            TOTAL COMMON STOCKS              27,938,334

                                                      Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (0.26%)
FINANCE-INVESTMENT BANKER & BROKER (0.17%)
 Goldman Sachs Group /2/ /3/                          10,000,000
                                                     $                      $
  1.40%; 10/02/03                                         25,000                 25,000
 Lehman Brothers Holdings /2/                         10,000,000
  2.02%; 07/15/03                                         25,507                 25,507
                                                                                 50,507
MONEY CENTER BANKS (0.09%)
 Bank of America /2/ /3/                              10,000,000
  1.35%; 07/07/03                                         25,001                 25,001
                                                    TOTAL BONDS                  75,508

                                                  Principal Amount
                                                                               Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.87%)
 Credit Suisse First Boston; 1.20%; 07/01/03
  (collateralized by GNMAs; $41,609; 07/15/04                               $
  - 03/15/42) /2/                                    $    41,000                 41,000
 UBS Warburg; 1.10%; 07/01/03 (collateralized
  by Government Obligations; $1,082,255;
  08/15/13 - 02/15/31) /2/                             1,061,000              1,061,000
                                    TOTAL REPURCHASE AGREEMENTS               1,102,000
                                                                            -----------

                          TOTAL PORTFOLIO INVESTMENTS (102.21%)              29,115,842
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.21%)                              (629,982)
                                     TOTAL NET ASSETS (100.00%)             $28,485,860
                                                                            --------------



/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans. /3 /Variable rate.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          MIDCAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.31%)
ADVERTISING AGENCIES (0.66%)
                                                                   $
 Interpublic Group                                5,620                 75,196
ADVERTISING SALES (0.62%)
 Lamar Advertising /1/                            2,000                 70,420
ADVERTISING SERVICES (0.78%)
 Getty Images /1/                                 2,150                 88,795
AIRLINES (0.57%)
 Delta Air Lines                                  4,410                 64,739
APPAREL MANUFACTURERS (1.20%)
 Coach /1/                                        1,700                 84,558
 Columbia Sportswear /1/                          1,020                 52,438
                                                                       136,996
APPLICATIONS SOFTWARE (0.68%)
 Mercury Interactive /1/                          2,010                 77,606
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.64%)
 Navistar International /1/                       2,250                 73,418
BEVERAGES-NON-ALCOHOLIC (1.27%)
 Coca-Cola Enterprises                            8,000                145,200
BUILDING-MAINTENANCE & SERVICE (0.61%)
 Ecolab                                           2,720                 69,632
CABLE TV (0.48%)
 Cablevision Systems /1/                          2,620                 54,391
CASINO HOTELS (0.64%)
 MGM Mirage /1/                                   2,150                 73,487
CASINO SERVICES (0.76%)
 International Game Technology /1/                  850                 86,981
CIRCUIT BOARDS (0.93%)
 Jabil Circuit /1/                                4,820                106,522
COMMERCIAL BANKS (0.58%)
 Commerce Bancorp.                                1,320                 48,972
 Silicon Valley Bancshares /1/                      710                 16,905
                                                                        65,877
COMMERCIAL SERVICES (0.41%)
 Alliance Data Systems /1/                        2,010                 47,034
COMPUTER GRAPHICS (0.72%)
 Pixar /1/                                        1,350                 82,134
COMPUTER SERVICES (2.25%)
 BISYS Group /1/                                  4,040                 74,215
 Ceridian /1/                                     2,650                 44,971
 Sungard Data Systems /1/                         5,340                138,359
                                                                       257,545
COMPUTERS-INTEGRATED SYSTEMS (0.58%)
 Brocade Communications System /1/               11,340                 66,793
CONSULTING SERVICES (0.50%)
 BearingPoint /1/                                 5,980                 57,707
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.49%)
                                                                   $
 Crown Holdings                                   7,840                 55,978
CRUISE LINES (0.63%)
 Royal Caribbean Cruises                          3,120                 72,259
DATA PROCESSING & MANAGEMENT (2.40%)
 Fiserv /1/                                       4,320                153,835
 SEI Investments                                  3,780                120,960
                                                                       274,795
DECISION SUPPORT SOFTWARE (0.51%)
 Cognos /1/                                       2,140                 57,780
DENTAL SUPPLIES & EQUIPMENT (0.66%)
 Dentsply International                           1,835                 75,052
DISTRIBUTION-WHOLESALE (1.91%)
 CDW                                              3,290                150,682
 Fastenal                                         1,990                 67,541
                                                                       218,223
DIVERSIFIED MANUFACTURING OPERATIONS (0.69%)
 SPX /1/                                          1,790                 78,867
E-COMMERCE-SERVICES (1.23%)
 Monster Worldwide                                4,040                 79,709
 Priceline.com                                    2,701                 60,468
                                                                       140,177
E-MARKETING-INFORMATION (0.61%)
 DoubleClick /1/                                  7,570                 70,023
ELECTRIC PRODUCTS-MISCELLANEOUS (0.57%)
 Molex                                            2,400                 64,776
ELECTRIC-GENERATION (0.42%)
 AES /1/                                          7,510                 47,689
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.92%)
 Sanmina /1/                                     16,680                105,251
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.80%)
 Agere Systems /1/                               32,480                 75,679
 Altera /1/                                       3,770                 61,828
 Applied Micro Circuits /1/                      14,800                 89,540
 Broadcom /1/                                     3,330                 82,950
 Cree /1/                                         3,760                 61,213
 MEMC Electronics Materials /1/                   4,000                 39,200
 Micron Technology /1/                            9,110                105,949
 National Semiconductor /1/                       3,260                 64,287
 PMC - Sierra /1/                                 7,020                 82,345
                                                                       662,991
ELECTRONIC FORMS (1.04%)
 Adobe Systems                                    3,690                118,338
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.50%)
 Fluor                                            1,700                 57,188
ENTERTAINMENT SOFTWARE (0.55%)
 Take-Two Interactive Software /1/                2,200                 62,348
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONSULTING & ENGINEERING (0.51%)
                                                                   $
 Tetra Tech /1/                                   3,380                 57,899
FIDUCIARY BANKS (0.87%)
 Investors Financial Services                     3,440                 99,794
FINANCE-CREDIT CARD (0.78%)
 Providian Financial /1/                          9,570                 88,618
FINANCE-INVESTMENT BANKER & BROKER (2.36%)
 Bear Stearns                                     1,820                131,804
 Legg Mason                                       2,130                138,344
                                                                       270,148
FOOD-CONFECTIONERY (0.58%)
 Hershey Foods                                      960                 66,874
FOOD-RETAIL (0.32%)
 Whole Foods Market /1/                             760                 36,123
HEALTH CARE COST CONTAINMENT (1.03%)
 Caremark Rx /1/                                  4,570                117,358
HOTELS & MOTELS (0.84%)
 Starwood Hotels & Resorts Worldwide              3,360                 96,062
HUMAN RESOURCES (1.05%)
 Manpower                                         3,250                120,542
INDEPENDENT POWER PRODUCER (0.48%)
 Reliant Resources /1/                            9,010                 55,231
INDUSTRIAL GASES (0.65%)
 Air Products & Chemicals                         1,800                 74,880
INSTRUMENTS-SCIENTIFIC (0.33%)
 Applied Biosystems Group                         1,970                 37,489
INTERNET BROKERS (0.47%)
 Ameritrade Holding /1/                           7,320                 54,241
INTERNET SECURITY (1.81%)
 CheckFree /1/                                    2,120                 59,021
 VeriSign /1/                                    10,680                147,704
                                                                       206,725
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.00%)
 Affiliated Managers Group /1/                    1,870                113,976
LASERS-SYSTEMS & COMPONENTS (0.76%)
 Cymer /1/                                        2,750                 86,790
LINEN SUPPLY & RELATED ITEMS (0.68%)
 Cintas                                           2,180                 77,259
LOTTERY SERVICES (0.50%)
 Gtech Holdings /1/                               1,520                 57,228
MACHINERY-FARM (0.45%)
 AGCO /1/                                         3,040                 51,923
MEDICAL INSTRUMENTS (1.64%)
 St. Jude Medical /1/                             3,260                187,450
MEDICAL PRODUCTS (1.66%)
 Henry Schein /1/                                 1,980                103,633
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                   $
 Varian Medical Systems /1/                       1,490                 85,779
                                                                       189,412
MEDICAL STERILIZATION PRODUCT (0.53%)
 Steris /1/                                       2,630                 60,727
MEDICAL-BIOMEDICAL/GENE (1.11%)
 Bio-Rad Laboratories /1/                           940                 52,029
 IDEC Pharmaceuticals /1/                         2,190                 74,460
                                                                       126,489
MEDICAL-DRUGS (4.62%)
 Allergan                                         1,490                114,879
 King Pharmaceuticals /1/                         4,090                 60,368
 Medicis Pharmaceutical /1/                       1,940                109,998
 Medimmune /1/                                    6,684                243,097
                                                                       528,342
MEDICAL-GENERIC DRUGS (1.39%)
 Pharmaceutical Resources /1/                     2,140                104,132
 Taro Pharmaceuticals Industries /1/              1,000                 54,880
                                                                       159,012
MEDICAL-HMO (2.91%)
 Aetna                                            3,170                190,834
 Mid Atlantic Medical Services /1/                2,720                142,256
                                                                       333,090
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.85%)
 AmerisourceBergen                                1,400                 97,090
METAL-COPPER (0.42%)
 Phelps Dodge /1/                                 1,250                 47,925
METAL-DIVERSIFIED (0.43%)
 Freeport-McMoran Copper & Gold                   2,010                 49,245
MOTION PICTURES & SERVICES (0.46%)
 Macrovision /1/                                  2,660                 52,987
NETWORKING PRODUCTS (1.42%)
 Juniper Networks /1/                             8,080                 99,949
 Network Appliance /1/                            3,870                 62,733
                                                                       162,682
NON-HAZARDOUS WASTE DISPOSAL (0.53%)
 Allied Waste Industries /1/                      6,040                 60,702
OIL & GAS DRILLING (0.54%)
 Patterson-UTI Energy /1/                         1,890                 61,236
OIL COMPANY-EXPLORATION & PRODUCTION (1.16%)
 Pogo Producing                                     980                 41,895
 XTO Energy                                       4,540                 91,299
                                                                       133,194
OIL FIELD MACHINERY & EQUIPMENT (0.43%)
 Smith International /1/                          1,340                 49,232
OIL-FIELD SERVICES (0.62%)
 BJ Services /1/                                  1,910                 71,358
PHARMACY SERVICES (0.84%)
 Omnicare                                         2,850                 96,301
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (1.36%)
                                                                   $
 Kinder Morgan                                    2,160                118,044
 Williams                                         4,790                 37,841
                                                                       155,885
RADIO (0.38%)
 Westwood One /1/                                 1,280                 43,430
RETAIL-APPAREL & SHOE (0.84%)
 Chico's FAS /1/                                  4,550                 95,777
RETAIL-DISCOUNT (0.82%)
 Dollar Tree Stores /1/                           2,970                 94,238
RETAIL-DRUG STORE (0.56%)
 Rite Aid                                        14,510                 64,570
RETAIL-HOME FURNISHINGS (0.48%)
 Pier 1 Imports                                   2,670                 54,468
RETAIL-JEWELRY (0.69%)
 Tiffany                                          2,410                 78,759
RETAIL-RESTAURANTS (1.23%)
 Starbucks /1/                                    5,730                140,500
SAVINGS & LOANS-THRIFTS (0.49%)
 Sovereign Bancorp                                3,590                 56,184
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.42%)
 Cypress Semiconductor /1/                        5,660                 67,920
 Integrated Device Technology /1/                 8,560                 94,588
                                                                       162,508
SEMICONDUCTOR EQUIPMENT (5.26%)
 Amkor Technology /1/                             5,240                 68,853
 Kla-Tencor /1/                                   3,230                150,163
 Lam Research /1/                                 7,370                134,208
 Novellus Systems /1/                             4,590                168,090
 Teradyne /1/                                     4,590                 79,453
                                                                       600,767
TELECOMMUNICATION EQUIPMENT (0.82%)
 Comverse Technology /1/                          6,250                 93,938
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.93%)
 CIENA /1/                                        7,000                 36,330
 Corning /1/                                     16,280                120,309
 JDS Uniphase /1/                                18,190                 63,847
                                                                       220,486
TELEVISION (0.99%)
 Univision Communications /1/                     3,710                112,784
THERAPEUTICS (4.13%)
 Gilead Sciences /1/                              4,280                237,882
 Neurocrine Biosciences /1/                       1,620                 80,903
 Trimeris /1/                                     3,360                153,485
                                                                       472,270
TOYS (1.39%)
 LeapFrog Enterprises /1/                         2,340                 74,435
 Marvel Enterprises                               4,410                 84,231
                                                                       158,666
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.73%)
                                                                   $
 Sabre Holdings                                   3,370                 83,071
VITAMINS & NUTRITION PRODUCTS (0.50%)
 NBTY /1/                                         2,690                 56,651
WEB HOSTING & DESIGN (0.49%)
 Macromedia /1/                                   2,690                 56,598
WEB PORTALS (1.45%)
 Yahoo /1/                                        5,070                166,093
WIRELESS EQUIPMENT (0.51%)
 RF Micro Devices /1/                             9,740                 58,635
                                   TOTAL COMMON STOCKS              11,124,120
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.31%)              11,124,120
CASH AND RECEIVABLES, NET OF LIABILITIES (2.69%)                       307,527
                            TOTAL NET ASSETS (100.00%)             $11,431,647
                                                                   -------------

/1 /Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (93.31%)
APPAREL MANUFACTURERS (2.67%)
                                                                   $
 Liz Claiborne                                   14,400                507,600
 VF                                              12,200                414,434
                                                                       922,034
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.24%)
 Lear /1/                                        16,800                773,136
BEVERAGES-WINE & SPIRITS (2.27%)
 Constellation Brands /1/                        24,900                781,860
BUILDING PRODUCTS-AIR & HEATING (1.37%)
 American Standard /1/                            6,400                473,152
COMMERCIAL BANKS (5.79%)
 City National                                    7,900                352,024
 North Fork Bancorp.                             18,500                630,110
 SouthTrust                                      15,200                413,440
 TCF Financial                                   15,100                601,584
                                                                     1,997,158
DIALYSIS CENTERS (1.74%)
 DaVita /1/                                      22,400                599,872
DIVERSIFIED MANUFACTURING OPERATIONS (2.26%)
 SPX /1/                                         17,700                779,862
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.49%)
 Viad                                            23,000                514,970
ELECTRIC-INTEGRATED (5.52%)
 Energy East                                     16,200                336,312
 Entergy                                          2,500                131,950
 Exelon                                           6,650                397,737
 Pepco Holdings                                  26,500                507,740
 PPL                                             12,300                528,900
                                                                     1,902,639
ENTERPRISE SOFTWARE & SERVICE (1.76%)
 Computer Associates International               27,200                606,016
FINANCE-COMMERCIAL (1.11%)
 CIT Group                                       15,600                384,540
FINANCE-MORTGAGE LOAN/BANKER (0.49%)
 Doral Financial                                  3,800                169,670
FINANCIAL GUARANTEE INSURANCE (5.27%)
 Ambac Financial Group                            9,500                629,375
 PMI Group                                       19,100                512,644
 Radian Group                                    18,400                674,360
                                                                     1,816,379
FOOD-CANNED (1.31%)
 Del Monte Foods /1/                             51,000                450,840
HUMAN RESOURCES (2.35%)
 Manpower                                        21,900                812,271
INSTRUMENTS-CONTROLS (0.97%)
 Johnson Controls                                 3,900                333,840
INTERNET FINANCIAL SERVICES (1.90%)
 IndyMac Bancorp                                 25,800                655,836
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.00%)
                                                                   $
 Federated Investors                             12,600                345,492
LEISURE & RECREATION PRODUCTS (1.26%)
 Brunswick                                       17,400                435,348
MEDICAL LABORATORY & TESTING SERVICE (3.17%)
 Laboratory Corp. of America Holdings /1/        18,100                545,715
 Quest Diagnostics /1/                            8,600                548,680
                                                                     1,094,395
MEDICAL-HMO (2.68%)
 Anthem /1/                                       6,500                501,475
 WellChoice /1/                                  14,400                421,632
                                                                       923,107
MEDICAL-HOSPITALS (4.40%)
 Tenet Healthcare /1/                            21,300                248,145
 Triad Hospitals /1/                             27,900                692,478
 Universal Health Services /1/                   14,600                578,452
                                                                     1,519,075
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.77%)
 Lincare Holdings /1/                            19,400                611,294
MULTI-LINE INSURANCE (3.42%)
 Loews                                           11,400                539,106
 PartnerRe                                       12,500                638,875
                                                                     1,177,981
OIL COMPANY-EXPLORATION & PRODUCTION (6.58%)
 Apache                                           5,334                347,030
 Devon Energy                                     8,155                435,477
 Pioneer Natural Resources /1/                   20,400                532,440
 Talisman Energy                                  9,400                430,990
 XTO Energy                                      26,066                524,187
                                                                     2,270,124
OIL REFINING & MARKETING (2.02%)
 Sunoco                                          18,500                698,190
PHARMACY SERVICES (2.28%)
 Omnicare                                        23,300                787,307
PIPELINES (0.83%)
 Equitable Resources                              7,000                285,180
PROPERTY & CASUALTY INSURANCE (1.78%)
 XL Capital                                       7,400                614,200
REINSURANCE (2.05%)
 RenaissanceRe Holdings                          15,500                705,560
RETAIL-APPAREL & SHOE (3.22%)
 Foot Locker                                     56,600                749,950
 Payless Shoesource /1/                          29,000                362,500
                                                                     1,112,450
RETAIL-AUTOMOBILE (1.24%)
 AutoNation /1/                                  27,200                427,584
RETAIL-HAIR SALONS (1.02%)
 Regis                                           12,100                351,505
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (1.57%)
                                                                   $
 Pier 1 Imports                                  26,600                542,640
RETAIL-MAJOR DEPARTMENT STORE (0.78%)
 May Department Stores                           12,100                269,346
RETAIL-OFFICE SUPPLIES (1.20%)
 Office Depot /1/                                28,600                414,986
RETAIL-RESTAURANTS (0.97%)
 Brinker International /1/                        9,300                334,986
SAVINGS & LOANS-THRIFTS (3.73%)
 Charter One Financial                           22,100                689,078
 Greenpoint Financial                            11,700                595,998
                                                                     1,285,076
TEXTILE-HOME FURNISHINGS (1.77%)
 Mohawk Industries /1/                           11,000                610,830
TRANSPORT-AIR FREIGHT (1.25%)
 CNF                                             17,000                431,460
TRANSPORT-MARINE (1.87%)
 Teekay Shipping                                 15,000                643,500
TRANSPORT-RAIL (0.94%)
 Canadian National Railway                        6,700                323,342
                                   TOTAL COMMON STOCKS              32,189,033
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (93.31%)              32,189,033
CASH AND RECEIVABLES, NET OF LIABILITIES (6.69%)                     2,308,984
                            TOTAL NET ASSETS (100.00%)             $34,498,017
                                                                   -------------




/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                Principal
                                                 Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (94.25%)
ASSET BACKED SECURITIES (9.01%)
 Corporate Asset Funding                                   $                     $
  0.92%; 09/08/03                                           1,000,000                 998,237
  1.03%; 09/08/03                                           1,000,000                 998,026
  1.20%; 07/09/03                                           1,000,000                 999,733
  1.22%; 08/06/03                                             825,000                 823,994
  1.22%; 08/19/03                                           1,000,000                 998,339
  1.24%; 07/22/03                                           1,000,000                 999,277
 CXC
  1.10%; 09/12/03                                           1,000,000                 997,769
  1.21%; 08/05/03                                             800,000                 799,059
  1.23%; 07/07/03                                           1,000,000                 999,795
  1.23%; 07/29/03                                           1,100,000               1,098,948
 Windmill Funding
  0.91%; 09/03/03                                             900,000                 898,544
  1.04%; 08/22/03                                             900,000                 898,648
  1.21%; 08/13/03                                           1,000,000                 998,555
  1.23%; 07/23/03                                           1,085,000               1,084,184
  1.23%; 07/30/03                                           1,000,000                 999,009
  1.24%; 07/23/03                                             900,000                 899,318
  1.25%; 07/08/03                                           1,000,000                 999,757
                                                                                   16,491,192
CHEMICALS-DIVERSIFIED (1.04%)
 E. I. Dupont de Nemours
  0.93%; 08/11/03                                           1,000,000                 998,941
  1.08%; 08/20/03                                             900,000                 898,650
                                                                                    1,897,591
COMMERCIAL BANKS (4.84%)
 Nordea North America
  1.19%; 07/25/03                                           1,000,000                 999,207
  1.20%; 08/14/03                                             870,000                 868,724
  1.22%; 08/06/03                                           1,100,000               1,098,663
  1.23%; 08/04/03                                             800,000                 799,071
 Svenska Handelsbanken
  1.20%; 08/15/03                                           1,870,000               1,867,445
  1.21%; 07/01/03                                           1,030,000               1,030,000
  1.24%; 07/01/03                                           1,100,000               1,100,000
  1.24%; 07/02/03                                           1,100,000               1,099,962
                                                                                    8,863,072
DISTRIBUTION-WHOLESALE (0.37%)
 Louis Dreyfus
  1.21%; 07/09/03                                             680,000                 679,817
DIVERSIFIED FINANCIAL SERVICES (13.54%)
 Amstel Funding
  0.93%; 12/12/03                                           1,000,000                 995,763
  0.95%; 12/19/03                                           1,000,000                 995,487
  1.20%; 08/21/03                                             955,000                 953,377
  1.22%; 09/15/03                                           1,100,000               1,097,167
  1.22%; 11/05/03                                             800,000                 796,557
  1.24%; 07/07/03                                             955,000                 954,803
  1.25%; 10/28/03                                           1,075,000               1,070,558
  1.27%; 07/21/03                                           1,000,000                 999,294
 General Electric Capital
  0.98%; 07/28/03                                             720,000                 719,471
  1.20%; 07/17/03                                             870,000                 869,536
  1.20%; 08/04/03                                             800,000                 799,093
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 General Electric Capital (continued)                      $                     $
  1.20%; 08/20/03                                           1,610,000               1,607,317
  1.22%; 07/10/03                                             775,000                 774,764
  1.22%; 07/14/03                                           1,000,000                 999,559
  1.22%; 08/12/03                                           1,080,000               1,078,538
  1.24%; 07/14/03                                           1,015,000               1,014,545
 Verizon Network Funding
  0.93%; 08/05/03                                             800,000                 799,277
  1.00%; 08/26/03                                           1,000,000                 998,444
  1.18%; 08/25/03                                           1,000,000                 998,197
  1.18%; 08/26/03                                           1,000,000                 998,164
  1.19%; 08/11/03                                           1,000,000                 998,645
  1.19%; 08/19/03                                             735,000                 733,810
  1.19%; 08/27/03                                             975,000                 973,163
  1.20%; 08/13/03                                             910,000                 908,696
  1.20%; 08/27/03                                             660,000                 658,746
  1.21%; 07/24/03                                             985,000                 984,239
                                                                                   24,777,210
FINANCE-AUTO LOANS (2.34%)
 Paccar Financial
  1.21%; 07/11/03                                           1,000,000                 999,664
  1.21%; 07/24/03                                           1,100,000               1,099,150
  1.21%; 08/05/03                                           1,000,000                 998,823
  1.21%; 01/16/04                                             180,000                 178,796
  1.43%; 08/01/03                                           1,000,000                 998,769
                                                                                    4,275,202
FINANCE-CONSUMER LOANS (0.99%)
 American General Finance
  1.20%; 07/16/03                                             830,000                 829,585
  1.21%; 07/18/03                                             990,000                 989,434
                                                                                    1,819,019
FINANCE-CREDIT CARD (4.29%)
 American Express Credit
  1.02%; 08/08/03                                           1,000,000                 998,923
  1.17%; 08/22/03                                           1,320,000               1,317,769
  1.19%; 07/03/03                                           1,000,000                 999,934
  1.19%; 07/08/03                                             785,000                 784,818
  1.24%; 07/03/03                                           1,090,000               1,089,925
  1.24%; 07/15/03                                           1,000,000                 999,518
  1.24%; 09/22/03                                           1,045,000               1,042,013
  1.74%; 07/01/03                                             615,000                 615,000
                                                                                    7,847,900
FINANCE-INVESTMENT BANKER & BROKER (14.86%)
 Bear Stearns
  0.98%; 10/23/03                                           1,000,000                 996,897
  0.99%; 09/17/03                                           1,050,000               1,047,748
  1.01%; 10/10/03                                           1,100,000               1,096,883
  1.03%; 10/08/03                                             800,000                 797,734
  1.21%; 08/18/03                                           1,000,000                 998,387
  1.21%; 09/03/03                                           1,000,000                 997,849
  1.22%; 07/15/03                                             900,000                 899,573
  1.22%; 07/16/03                                           1,100,000               1,099,441
  1.22%; 07/18/03                                           1,100,000               1,099,366
 Citigroup Global Markets Holdings
  0.92%; 09/15/03                                             900,000                 898,252
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup Global Markets Holdings (continued)             $                     $
  1.02%; 07/25/03                                             545,000                 544,629
  1.09%; 09/09/03                                             675,000                 673,569
  1.19%; 08/18/03                                           1,000,000                 998,413
  1.20%; 07/30/03                                           1,000,000                 999,033
  1.21%; 08/01/03                                           1,100,000               1,098,854
  1.22%; 08/11/03                                           1,000,000                 998,736
  1.22%; 08/15/03                                             795,000                 793,787
  1.25%; 07/29/03                                           1,000,000                 999,028
 Goldman Sachs Group
  0.92%; 01/20/04                                             800,000                 795,850
  0.97%; 09/05/03                                           1,000,000                 998,222
  1.18%; 10/01/03                                           1,000,000                 996,984
  1.22%; 08/18/03                                             670,000                 668,910
  1.23%; 08/27/03                                             800,000                 798,442
  1.23%; 11/19/03                                           1,000,000                 995,182
  1.26%; 08/22/03                                             970,000                 968,291
  1.30%; 11/04/03                                           1,000,000                 995,450
 JP Morgan
  1.24%; 07/22/03                                             910,000                 909,342
 Morgan Stanley Group
  1.22%; 07/16/03                                           1,000,000                 999,492
  1.25%; 07/17/03                                           1,030,000               1,029,428
                                                                                   27,193,772
FINANCE-LEASING COMPANY (2.62%)
 International Lease Finance
  1.02%; 09/18/03                                             900,000                 897,986
  1.05%; 08/19/03                                           1,000,000                 998,571
  1.07%; 09/08/03                                             900,000                 898,154
  1.20%; 08/01/03                                           1,000,000                 998,967
  1.20%; 08/14/03                                           1,000,000                 998,533
                                                                                    4,792,211
FINANCE-MORTGAGE LOAN/BANKER (5.15%)
 Federal Home Loan Bank
  1.20%; 01/22/04                                           1,000,000                 993,167
 Federal Home Loan Mortgage
  0.91%; 08/29/03                                             755,000                 753,874
  1.00%; 09/09/03                                           1,085,000               1,082,890
  1.02%; 08/29/03                                             960,000                 958,395
  1.02%; 09/30/03                                             830,000                 828,133
  1.05%; 08/14/03                                           1,050,000               1,048,653
  1.09%; 10/24/03                                             865,000                 861,988
  1.16%; 07/31/03                                           1,000,000                 999,033
  1.55%; 08/07/03                                             900,000                 898,932
 Federal National Mortgage Association
  1.20%; 12/12/03                                           1,000,000                 994,533
                                                                                    9,419,598
FINANCE-OTHER SERVICES (13.73%)
 Caterpillar Financial Services
  1.13%; 10/02/03                                           1,100,000               1,096,817
  1.19%; 09/02/03                                             685,000                 683,574
  1.27%; 08/05/03                                             835,000                 833,969
 Commoloco
  0.99%; 08/12/03                                           1,000,000                 998,845
  1.16%; 09/16/03                                           1,000,000                 997,519
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Commoloco (continued)                                     $                     $
  1.18%; 09/04/03                                           1,100,000               1,097,656
  1.18%; 09/10/03                                           1,000,000                 997,673
  1.20%; 08/06/03                                             825,000                 824,010
  1.21%; 07/25/03                                           1,000,000                 999,193
 Corporate Receivables
  0.99%; 08/21/03                                           1,100,000               1,098,457
  1.10%; 09/11/03                                           1,000,000                 997,780
  1.20%; 07/10/03                                             800,000                 799,760
  1.21%; 07/09/03                                             880,000                 879,763
  1.25%; 07/10/03                                           1,000,000                 999,688
  1.25%; 07/25/03                                             800,000                 799,333
 Delaware Funding
  1.04%; 08/20/03                                             900,000                 898,700
  1.22%; 07/15/03                                             940,000                 939,554
  1.22%; 07/17/03                                             600,000                 599,720
 Private Export Funding
  0.93%; 12/15/03                                             940,000                 935,945
  1.20%; 09/15/03                                             860,000                 857,821
  1.21%; 08/21/03                                           1,045,000               1,043,209
  1.23%; 10/07/03                                           1,000,000                 996,652
 Sheffield Receivables
  0.90%; 09/18/03                                             820,000                 818,381
  1.23%; 07/11/03                                           1,000,000                 999,658
  1.23%; 07/29/03                                           1,000,000                 999,043
  1.23%; 07/31/03                                           1,050,000               1,048,924
  1.23%; 08/04/03                                             900,000                 898,955
                                                                                   25,140,599
INSURANCE BROKERS (0.44%)
 Marsh & McLennan
  1.12%; 08/18/03                                             800,000                 798,805
MEDICAL-DRUGS (1.07%)
 Pfizer
  0.91%; 08/08/03                                             960,000                 959,078
  1.13%; 07/28/03                                           1,000,000                 999,152
                                                                                    1,958,230
METAL-DIVERSIFIED (4.36%)
 Rio Tinto
  1.03%; 10/17/03                                             900,000                 897,219
  1.04%; 10/01/03                                           1,000,000                 997,342
  1.05%; 09/04/03                                           1,000,000                 998,104
  1.21%; 07/11/03                                           1,000,000                 999,664
  1.21%; 07/14/03                                           1,000,000                 999,563
  1.22%; 07/21/03                                           1,000,000                 999,323
  1.22%; 07/22/03                                           1,100,000               1,099,217
  1.24%; 07/17/03                                           1,000,000                 999,449
                                                                                    7,989,881
MONEY CENTER BANKS (9.15%)
 Bank of America
  0.93%; 10/06/03                                           1,015,000               1,012,457
  1.20%; 08/07/03                                             900,000                 898,890
  1.20%; 08/13/03                                           1,100,000               1,098,423
 Barclays U.S. Funding
  0.91%; 10/22/03                                             900,000                 897,429
  0.92%; 09/18/03                                             900,000                 898,183
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 Barclays U.S. Funding (continued)                         $                     $
  1.04%; 08/27/03                                           1,000,000                 998,353
 HBOS Treasury Services
  1.15%; 08/07/03                                             940,000                 938,889
  1.20%; 07/30/03                                           1,045,000               1,043,990
  1.20%; 08/07/03                                             700,000                 699,144
  1.21%; 08/28/03                                           1,000,000                 998,059
  1.21%; 09/04/03                                             900,000                 898,042
  1.21%; 08/04/03                                             800,000                 799,086
  1.21%; 08/19/03                                             900,000                 898,518
  1.22%; 07/24/03                                             800,000                 799,376
  1.24%; 07/10/03                                             770,000                 769,761
  1.25%; 07/28/03                                           1,100,000               1,098,985
 JP Morgan Chase
  1.20%; 08/08/03                                           1,100,000               1,098,607
  1.20%; 08/12/03                                             900,000                 898,740
                                                                                   16,744,932
OIL COMPANY-INTEGRATED (0.49%)
 Shell Finance
  1.20%; 08/28/03                                             900,000                 898,216
SPECIAL PURPOSE ENTITY (3.30%)
 BMW US Capital
  1.24%; 07/21/03                                           1,100,000               1,099,242
 Southern Company Funding
  1.22%; 07/02/03                                           1,100,000               1,099,963
  1.23%; 07/07/03                                           1,000,000                 999,795
 Tulip Funding
  1.03%; 09/25/03                                             865,000                 862,872
  1.04%; 09/29/03                                             985,000                 982,439
  1.26%; 09/02/03                                           1,000,000                 997,795
                                                                                    6,042,106
SUPRANATIONAL BANK (1.60%)
 Corp Andina de Fomento
  1.23%; 07/08/03                                           1,035,000               1,034,752
  1.24%; 07/09/03                                           1,000,000                 999,724
  1.26%; 07/18/03                                             900,000                 899,465
                                                                                    2,933,941
TELEPHONE COMMUNICATION (0.51%)
 Telstra
  1.01%; 09/30/03                                             945,000                 942,587
TOOLS-HAND HELD (0.55%)
 Stanley Works
  1.23%; 07/23/03                                           1,000,000                 999,248
                                              TOTAL COMMERCIAL PAPER              172,505,129

                                                Principal
                                                 Amount                              Value

----------------------------------------------------------------------------------------------------
BONDS (5.66%)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.34%)
 Vulcan Materials                                          $                     $
  5.75%; 04/01/04                                             600,000                 619,289
COMMERCIAL BANKS (0.41%)
 Svenska Handelsbanken
  8.35%; 07/15/04                                             700,000                 752,719
DIVERSIFIED FINANCIAL SERVICES (0.27%)
 Associates Corp. of North America
  5.75%; 11/01/03                                             500,000                 506,014
FINANCE-INVESTMENT BANKER & BROKER (2.00%)
 JP Morgan
  5.75%; 02/25/04                                             800,000                 822,495
 Lehman Brothers Holdings
  6.13%; 07/15/03                                             660,000                 660,949
  6.63%; 04/01/04                                             700,000                 727,243
  7.25%; 10/15/03                                             690,000                 701,203
 Morgan Stanley
  7.13%; 08/15/03                                             750,000                 754,779
                                                                                    3,666,669
FINANCE-OTHER SERVICES (0.55%)
 Verizon Global Funding /1/
  1.21%; 09/15/03                                           1,000,000               1,000,000
MONEY CENTER BANKS (0.55%)
 Bank of America
  1.24%; 09/19/03                                           1,000,000               1,000,000
REGIONAL BANKS (1.09%)
 Bank One
  1.32%; 11/28/03                                           1,000,000               1,000,000
  1.33%; 10/30/03                                           1,000,000               1,000,000
                                                                                    2,000,000
TELEPHONE-INTEGRATED (0.45%)
 SBC Communications
  4.18%; 06/05/03                                             800,000                 821,856
                                                         TOTAL BONDS               10,366,547
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.91%)              182,871,676
CASH AND RECEIVABLES, NET OF LIABILITIES (0.09%)                                      162,112
                                          TOTAL NET ASSETS (100.00%)             $183,033,788
                                                                                 --------------

/1 /Variable rate.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              REAL ESTATE ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (97.39%)
APARTMENT REITS (10.05%)
                                                                       $
 Apartment Investment & Management                   12,600                435,960
 Archstone-Smith Trust                               58,570              1,405,680
 Equity Residential Properties Trust                 77,600              2,013,720
 Home Properties of New York                         30,900              1,088,916
 United Dominion Realty Trust                        83,800              1,443,036
                                                                         6,387,312
DIVERSIFIED REITS (12.42%)
 Brookfield Properties                               79,200              1,683,000
 Capital Automotive                                  78,800              2,205,612
 Entertainment Properties Trust                      18,655                536,331
 Lexington Corporate Properties Trust                40,400                715,080
 Liberty Property Trust                              26,000                899,600
 Vornado Realty Trust                                42,400              1,848,640
                                                                         7,888,263
FACTORY OUTLET REITS (4.12%)
 Chelsea Property Group                              64,900              2,616,119
HEALTHCARE REITS (1.46%)
 Health Care                                         14,800                451,400
 Healthcare Realty Trust                             16,300                475,145
                                                                           926,545
HOTEL REITS (1.96%)
 Host Marriott /1/                                  104,822                959,121
 LaSalle Hotel Properties                            19,413                286,924
                                                                         1,246,045
MALL REITS (18.68%)
 CBL & Associates Properties                         53,372              2,294,996
 General Growth Properties                           54,600              3,409,224
 Macerich                                            18,700                656,931
 Mills                                               48,100              1,613,755
 Simon Property Group                                99,600              3,887,388
                                                                        11,862,294
MANUFACTURED HOUSING REITS (1.30%)
 Manufactured Home Communities                       23,500                825,085
OFFICE & INDUSTRIAL REITS (24.95%)
 Alexandria Real Estate Equities                     18,517                833,265
 AMB Property                                        21,565                607,486
 American Financial Realty Trust                     42,853                638,938
 Boston Properties                                   59,200              2,592,960
 Centerpoint Properties Trust                        25,112              1,538,110
 Corporate Office Properties Trust                   28,700                485,891
 Cousins Properties                                  17,600                491,040
 Duke-Weeks Realty                                   11,300                311,315
 Equity Office Properties Trust                     109,030              2,944,901
 Prologis Trust                                     107,380              2,931,474
 PS Business Parks                                   17,400                614,220
 SL Green Realty                                     53,300              1,859,637
                                                                        15,849,237
SELF STORAGE REITS (1.61%)
 Public Storage                                      30,200              1,022,874
SHOPPING CENTER REITS (20.84%)
 Developers Diversified Realty                      101,642              2,890,698
 Kimco Realty                                        97,550              3,697,145
 Pan Pacific Retail Properties                       65,231              2,566,840
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                       $
 Realty Income                                       24,700                940,576
 Regency Centers                                     39,093              1,367,473
 Weingarten Realty Investors                         42,300              1,772,370
                                                                        13,235,102
                                       TOTAL COMMON STOCKS              61,858,876

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.31%)
DIVERSIFIED FINANCIAL SERVICES (0.31%)
 Investment in Joint Trading Account;
  General Electric Capital                       10,000,000
                                                 $                     $
  1.29%; 07/01/03                                   195,422                195,422
                                    TOTAL COMMERCIAL PAPER                 195,422
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (97.70%)              62,054,298
CASH AND RECEIVABLES, NET OF LIABILITIES (2.30%)                         1,459,558
                                TOTAL NET ASSETS (100.00%)             $63,513,856
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (96.92%)
ADVERTISING SERVICES (0.60%)
                                                                         $
 R.H. Donnelley /1/                                     6,452                235,304
AEROSPACE & DEFENSE EQUIPMENT (1.67%)
 Curtiss-Wright                                         2,469                156,041
 Moog /1/                                               5,464                189,874
 United Defense Industries /1/                         11,880                308,167
                                                                             654,082
AIRLINES (0.40%)
 Mesa Air Group /1/                                    19,500                156,000
APPAREL MANUFACTURERS (0.65%)
 Kellwood                                               7,981                252,439
APPLICATIONS SOFTWARE (0.51%)
 Pinnacle Systems /1/                                  18,774                200,882
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.63%)
 Oshkosh Truck                                          4,181                248,017
BUILDING PRODUCTS-WOOD (0.57%)
 Universal Forest Products                             10,592                221,796
CHEMICALS-DIVERSIFIED (1.20%)
 Georgia Gulf                                          10,707                211,999
 Hercules /1/                                          25,989                257,291
                                                                             469,290
CHEMICALS-PLASTICS (0.52%)
 A. Schulman                                           12,710                204,123
CHEMICALS-SPECIALTY (0.65%)
 Crompton                                              35,956                253,490
CIRCUIT BOARDS (0.50%)
 Benchmark Electronics /1/                              6,390                196,556
COAL (0.54%)
 Massey Energy                                         16,148                212,346
COMMERCIAL BANKS (6.76%)
 Columbia Banking Systems /1/                           4,202                 75,258
 Community First Bankshares                             8,366                228,392
 First Midwest Bancorp                                  7,055                203,255
 First Republic Bank /1/                                8,419                223,945
 Gold Banc                                             23,075                242,518
 Greater Bay Bancorp                                   12,729                259,926
 Hudson United Bancorp                                  6,485                221,463
 Local Financial /1/                                   16,419                237,090
 R&G Financial                                          6,535                194,090
 Sky Financial Group                                   13,893                301,756
 South Financial Group                                 11,401                265,985
 Wintrust Financial                                     6,488                192,045
                                                                           2,645,723
COMMERCIAL SERVICES (0.62%)
 Arbitron /1/                                           6,753                241,082
COMMUNICATIONS SOFTWARE (0.65%)
 Inter-Tel                                             11,988                254,385
COMPUTER SERVICES (1.30%)
 Anteon International /1/                              10,127                282,644
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                         $
 CACI International /1/                                 6,542                224,391
                                                                             507,035
COMPUTERS-INTEGRATED SYSTEMS (0.55%)
 Kronos /1/                                             4,212                214,012
COMPUTERS-MEMORY DEVICES (1.47%)
 Advanced Digital Information /1/                      12,042                120,299
 Hutchison Technology /1/                               8,465                278,414
 Maxtor /1/                                            23,690                177,912
                                                                             576,625
COMPUTERS-PERIPHERAL EQUIPMENT (0.63%)
 Electronics for Imaging /1/                           12,223                248,005
CONSUMER PRODUCTS-MISCELLANEOUS (0.58%)
 Central Garden & Pet /1/                               9,563                228,078
DATA PROCESSING & MANAGEMENT (0.73%)
 FileNet /1/                                            4,276                 77,139
 Global Payments                                        5,900                209,450
                                                                             286,589
DENTAL SUPPLIES & EQUIPMENT (0.67%)
 Sybron Dental Specialties /1/                         11,078                261,441
DISPOSABLE MEDICAL PRODUCTS (1.09%)
 ICU Medical /1/                                        6,840                213,066
 Merit Medical Systems /1/                             10,732                214,425
                                                                             427,491
DISTRIBUTION-WHOLESALE (1.98%)
 Aviall /1/                                            28,321                322,010
 Owens & Minor                                          8,806                196,814
 Watsco                                                15,416                255,289
                                                                             774,113
DIVERSIFIED MANUFACTURING OPERATIONS (1.33%)
 A.O. Smith                                             9,523                268,072
 Griffon /1/                                           15,744                251,904
                                                                             519,976
E-MARKETING-INFORMATION (0.38%)
 Digital River /1/                                      7,768                149,922
E-SERVICES-CONSULTING (0.60%)
 Websense /1/                                          14,917                233,600
ELECTRIC PRODUCTS-MISCELLANEOUS (0.63%)
 Ametek                                                 6,748                247,314
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.61%)
 Cubic                                                  9,002                200,024
 DSP Group /1/                                          8,990                193,555
 OSI Systems /1/                                       14,689                235,905
                                                                             629,484
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.46%)
 ChipPAC /1/                                           32,558                249,720
 International Rectifier /1/                            9,421                252,671
 Microsemi /1/                                         13,778                220,448
 Zoran /1/                                             12,535                240,797
                                                                             963,636
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (1.56%)
                                                                         $
 Analogic                                               4,344                211,813
 Flir Systems /1/                                       6,434                193,985
 Itron /1/                                              9,435                203,419
                                                                             609,217
ELECTRONICS-MILITARY (0.71%)
 Engineered Support Systems                             6,656                278,554
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.44%)
 EMCOR Group /1/                                        3,457                170,638
ENGINES-INTERNAL COMBUSTION (1.02%)
 Briggs & Stratton                                      7,909                399,404
ENTERPRISE SOFTWARE & SERVICE (2.55%)
 ManTech International /1/                             10,354                198,590
 Micromuse /1/                                         19,568                156,348
 MicroStrategy                                          6,190                225,502
 Open Text /1/                                          6,541                184,783
 Packeteer /1/                                         14,906                232,086
                                                                             997,309
ENTERTAINMENT SOFTWARE (0.56%)
 Take-Two Interactive Software /1/                      7,669                217,339
FILTRATION & SEPARATION PRODUCTS (0.60%)
 CLARCOR                                                6,114                235,695
FINANCE-MORTGAGE LOAN/BANKER (0.35%)
 American Home Mortgage Holdings                        7,064                138,313
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 American Italian Pasta /1/                             5,598                233,157
FOOD-WHOLESALE & DISTRIBUTION (0.96%)
 Fresh Del Monte Produce                               14,603                375,151
FOOTWEAR & RELATED APPAREL (0.71%)
 Steven Madden /1/                                      3,858                 84,259
 Wolverine World Wide                                  10,078                194,102
                                                                             278,361
GARDEN PRODUCTS (0.61%)
 Toro                                                   5,997                238,381
GAS-DISTRIBUTION (2.68%)
 Energen                                                8,591                286,080
 New Jersey Resources                                   5,803                206,007
 Northwest Natural                                      9,409                256,395
 Southern Union /1/                                    17,647                298,940
                                                                           1,047,422
HOME FURNISHINGS (0.46%)
 Furniture Brands International /1/                     6,963                181,734
HUMAN RESOURCES (0.09%)
 CDI /1/                                                1,326                 34,423
INSTRUMENTS-CONTROLS (0.63%)
 Watts Industries                                      13,768                245,759
INSTRUMENTS-SCIENTIFIC (0.67%)
 Varian /1/                                             7,534                261,204
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (0.85%)
                                                                         $
 IndyMac Bancorp                                       13,012                330,765
INTERNET TELEPHONY (0.65%)
 j2 Global Communications /1/                           5,568                256,017
LASERS-SYSTEMS & COMPONENTS (0.64%)
 Coherent /1/                                          10,513                251,576
LIFE & HEALTH INSURANCE (1.44%)
 Reinsurance Group of America                           9,945                319,235
 UICI /1/                                              16,091                242,491
                                                                             561,726
MACHINERY-CONSTRUCTION & MINING (0.89%)
 Terex /1/                                             17,807                347,593
MACHINERY-GENERAL INDUSTRY (1.28%)
 Albany International                                  14,006                383,764
 Tecumseh Products                                      3,095                118,570
                                                                             502,334
MEDICAL INSTRUMENTS (0.61%)
 Techne /1/                                             7,886                239,261
MEDICAL PRODUCTS (0.75%)
 INAMED /1/                                             5,461                293,201
MEDICAL STERILIZATION PRODUCT (0.58%)
 Steris /1/                                             9,888                228,314
MEDICAL-BIOMEDICAL/GENE (1.03%)
 Bio-Rad Laboratories /1/                               2,586                143,135
 Cambrex                                               11,225                258,400
                                                                             401,535
MEDICAL-DRUGS (0.94%)
 aaiPharma /1/                                         10,557                209,873
 Adolor /1/                                            13,007                159,596
                                                                             369,469
MEDICAL-HMO (1.36%)
 Cobalt /1/                                            12,654                260,040
 Sierra Health Services /1/                            13,610                272,200
                                                                             532,240
MEDICAL-HOSPITALS (0.70%)
 United Surgical Partners International /1/            12,192                275,417
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.69%)
 Apria Healthcare Group /1/                            10,885                270,819
METAL PROCESSORS & FABRICATION (1.56%)
 Precision Castparts                                    5,128                159,481
 Quanex                                                 6,941                206,286
 Worthington Industries                                18,342                245,783
                                                                             611,550
MISCELLANEOUS INVESTING (4.22%)
 CBL & Associates Properties                            8,295                356,685
 Chelsea Property Group                                 8,501                342,675
 Entertainment Properties Trust                         6,505                187,019
 MFA Mortgage Investments                              19,383                194,605
 Newcastle Investment                                   9,536                186,715
 Pan Pacific Retail Properties                          4,442                174,793
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                         $
 SL Green Realty                                        6,031                210,422
                                                                           1,652,914
NON-HAZARDOUS WASTE DISPOSAL (0.69%)
 Waste Connections /1/                                  7,693                269,640
OIL COMPANY-EXPLORATION & PRODUCTION (2.62%)
 Denbury Resources /1/                                 11,280                151,490
 Forest Oil /1/                                        11,884                298,526
 Houston Exploration /1/                                8,480                294,256
 Tom Brown /1/                                         10,177                282,819
                                                                           1,027,091
OIL FIELD MACHINERY & EQUIPMENT (0.72%)
 FMC Technologies /1/                                  13,443                282,975
PAPER & RELATED PRODUCTS (0.67%)
 Louisiana-Pacific /1/                                 24,223                262,577
PHARMACEUTICALS (0.47%)
 Cima Labs /1/                                          6,894                185,380
PIPELINES (0.72%)
 Western Gas Resources                                  7,136                282,586
PROPERTY & CASUALTY INSURANCE (2.03%)
 Arch Capital Group /1/                                 4,826                167,607
 PMA Capital                                           17,244                216,757
 RLI                                                    6,064                199,505
 Selective Insurance Group                              8,476                212,324
                                                                             796,193
PUBLICLY TRADED INVESTMENT FUND (1.46%)
 iShares Russell 2000 Index Fund                        3,259                289,725
 iShares S&P SmallCap 600 Index Fund                    2,564                281,143
                                                                             570,868
RACETRACKS (0.61%)
 Penn National Gaming /1/                              11,560                237,558
RADIO (0.30%)
 Emmis Communications /1/                               5,049                115,875
REINSURANCE (0.70%)
 Platinum Underwriters Holdings                        10,116                274,548
RESPIRATORY PRODUCTS (0.71%)
 Respironics /1/                                        7,384                277,048
RETAIL-APPAREL & SHOE (3.07%)
 Aeropostale /1/                                       14,176                304,501
 Brown Shoe                                             7,923                236,105
 Claire's Stores                                        3,059                 77,576
 Jos. A. Bank Clothiers /1/                             4,691                156,820
 Mothers Work /1/                                       4,608                123,356
 Urban Outfitters /1/                                   8,499                305,114
                                                                           1,203,472
RETAIL-AUTO PARTS (1.60%)
 CSK Auto /1/                                          24,892                359,689
 PEP Boys-Manny, Moe & Jack                            19,741                266,701
                                                                             626,390
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (0.54%)
                                                                         $
 GameStop /1/                                          16,468                212,767
RETAIL-DISCOUNT (0.31%)
 Tuesday Morning /1/                                    4,632                121,822
RETAIL-FABRIC STORE (0.65%)
 Jo-Ann Stores /1/                                     10,116                255,935
RETAIL-GARDENING PRODUCTS (0.35%)
 Tractor Supply /1/                                     2,888                137,902
RETAIL-LEISURE PRODUCTS (0.25%)
 West Marine /1/                                        5,559                 97,338
RETAIL-MUSIC STORE (0.63%)
 Guitar Center /1/                                      8,455                245,195
RETAIL-RESTAURANTS (1.45%)
 Landry's Seafood Restaurant                           11,221                264,816
 Rare Hospitality International /1/                     9,297                303,826
                                                                             568,642
RETAIL-SPORTING GOODS (1.00%)
 Sports Authority /1/                                  36,707                392,765
RETAIL-VIDEO RENTAL (0.59%)
 Hollywood Entertainment /1/                           13,337                229,396
SAVINGS & LOANS-THRIFTS (2.92%)
 Dime Community Bancshares                             11,128                283,208
 First Federal Capital                                 10,164                201,755
 First Niagara Financial Group                         11,989                167,367
 FirstFed Financial /1/                                 6,031                212,834
 Independence Community Bank                            9,888                279,039
                                                                           1,144,203
SEMICONDUCTOR EQUIPMENT (1.02%)
 Entegris /1/                                          13,425                180,432
 Photronics /1/                                        12,429                216,886
                                                                             397,318
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.55%)
 Intermagnetics General /1/                            10,934                216,931
TELECOMMUNICATION EQUIPMENT (0.39%)
 Tekelec /1/                                           13,378                151,171
TELECOMMUNICATION SERVICES (0.49%)
 Commonwealth Telephone Enterprises /1/                 4,392                193,116
THERAPEUTICS (1.36%)
 Cell Therapeutics /1/                                 17,050                165,897
 CV Therapeutics /1/                                    5,727                169,863
 Ilex Oncology /1/                                     10,228                198,525
                                                                             534,285
TOBACCO (0.79%)
 Universal                                              7,283                308,071
TRANSPORT-TRUCK (1.39%)
 Heartland Express /1/                                  9,959                221,588
 Roadway Express                                        6,122                174,660
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                         $
 Yellow /1/                                             6,420                148,623
                                                                             544,871
                                         TOTAL COMMON STOCKS              37,943,557

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.17%)
DIVERSIFIED FINANCIAL SERVICES (3.17%)
 Investment in Joint Trading Account;
  General Electric Capital                         $                     $
  1.29%; 07/01/03                                   1,241,864              1,241,864
                                      TOTAL COMMERCIAL PAPER               1,241,864
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.09%)              39,185,421
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.09%)                            (34,716)
                                  TOTAL NET ASSETS (100.00%)             $39,150,705
                                                                         --------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (96.39%)
APPLICATIONS SOFTWARE (0.66%)
                                                                       $
 Mercury Interactive /1/                              6,800                262,548
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.08%)
 American Axle & Manufacturing Holdings /1/          17,900                427,810
BEVERAGES-NON-ALCOHOLIC (1.08%)
 Cott /1/                                            20,800                430,352
BEVERAGES-WINE & SPIRITS (1.71%)
 Constellation Brands /1/                            21,700                681,380
BUILDING-RESIDENTIAL & COMMERCIAL (1.88%)
 Hovnanian Enterprises /1/                            6,400                377,280
 NVR /1/                                                900                369,900
                                                                           747,180
CHEMICALS-SPECIALTY (1.04%)
 Albemarle                                           14,800                413,956
CIRCUIT BOARDS (1.44%)
 Benchmark Electronics /1/                           18,600                572,136
COLLECTIBLES (0.58%)
 Action Performance                                  12,084                229,596
COMMERCIAL BANKS (3.94%)
 Greater Bay Bancorp                                  2,100                 42,882
 Sterling Bancshares                                 30,300                396,324
 UCBH Holdings                                       39,320              1,127,698
                                                                         1,566,904
COMPUTER SERVICES (5.02%)
 CACI International /1/                              21,570                739,851
 Cognizant Technology Solutions /1/                  35,620                867,703
 Factset Research Systems                             8,760                385,878
                                                                         1,993,432
DATA PROCESSING & MANAGEMENT (2.14%)
 Fair, Isaac                                         16,500                848,925
DENTAL SUPPLIES & EQUIPMENT (2.20%)
 Patterson Dental /1/                                19,300                875,834
DIVERSIFIED MANUFACTURING OPERATIONS (2.49%)
 A.O. Smith                                          16,900                475,735
 ESCO Technologies /1/                               11,700                514,800
                                                                           990,535
DRUG DELIVERY SYSTEMS (1.41%)
 Penwest Pharmaceuticals /1/                         23,000                560,510
E-SERVICES-CONSULTING (0.01%)
 Websense /1/                                           200                  3,132
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.64%)
 Cree /1/                                            11,100                180,708
 Intersil Holding /1/                                17,700                470,997
                                                                           651,705
ELECTRONIC DESIGN AUTOMATION (2.07%)
 Magma Design Automation /1/                         27,900                478,485
 Verisity /1/                                        28,800                343,872
                                                                           822,357
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS-MILITARY (0.75%)
                                                                       $
 Engineered Support Systems                           7,075                296,089
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.23%)
 EMCOR Group /1/                                      9,900                488,664
ENTERTAINMENT SOFTWARE (0.76%)
 THQ /1/                                             16,770                301,860
FIDUCIARY BANKS (1.69%)
 Investors Financial Services                        23,100                670,131
FOOD-WHOLESALE & DISTRIBUTION (1.25%)
 Performance Food Group /1/                          13,400                495,800
INDUSTRIAL AUTOMATION & ROBOTS (1.35%)
 Cognex /1/                                          24,000                536,400
INSTRUMENTS-SCIENTIFIC (0.85%)
 Fisher Scientific International /1/                  9,700                338,530
INSURANCE BROKERS (1.30%)
 Hilb, Rogal & Hamilton                               6,990                237,940
 Hub International                                   16,300                278,730
                                                                           516,670
INTERNET INFRASTRUCTURE EQUIPMENT (0.78%)
 Avocent /1/                                         10,400                311,272
MACHINERY-PUMPS (0.86%)
 Flowserve /1/                                       17,300                340,291
MEDICAL INSTRUMENTS (1.67%)
 Advanced Neuromodulation Systems /1/                12,800                662,656
MEDICAL PRODUCTS (1.47%)
 INAMED /1/                                          10,900                585,221
MEDICAL-BIOMEDICAL/GENE (1.04%)
 Affymetrix /1/                                       7,400                145,854
 InterMune /1/                                        4,800                 77,328
 Telik /1/                                           11,800                189,626
                                                                           412,808
MEDICAL-GENERIC DRUGS (1.34%)
 Taro Pharmaceuticals Industries /1/                  9,700                532,336
MEDICAL-HOSPITALS (1.32%)
 VCA Antech /1/                                      26,900                526,433
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (3.35%)
 Odyssey HealthCare /1/                              20,000                740,000
 Select Medical /1/                                  23,800                590,954
                                                                         1,330,954
MISCELLANEOUS INVESTING (2.91%)
 American Financial Realty Trust                     20,600                307,146
 Mills                                               12,500                419,375
 Ventas                                              28,300                428,745
                                                                         1,155,266
NETWORKING PRODUCTS (1.02%)
 Foundry Networks /1/                                28,200                406,080
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (1.51%)
                                                                       $
 Moore Wallace                                       41,000                601,880
OIL & GAS DRILLING (1.02%)
 Patterson-UTI Energy /1/                            12,500                405,000
OIL COMPANY-EXPLORATION & PRODUCTION (2.30%)
 Patina Oil & Gas                                    15,450                496,717
 Quicksilver Resources /1/                           17,500                419,125
                                                                           915,842
OIL-FIELD SERVICES (1.56%)
 Tetra Technologies /1/                              20,900                619,685
PHYSICIAN PRACTICE MANAGEMENT (1.82%)
 Pediatrix Medical Group /1/                         20,230                721,200
PROPERTY & CASUALTY INSURANCE (0.60%)
 RLI                                                  7,300                240,170
PUBLICLY TRADED INVESTMENT FUND (1.03%)
 iShares Russell 2000 Index Fund                      4,600                408,940
RADIO (1.83%)
 Cumulus Media /1/                                   28,800                545,184
 Salem Communications /1/                             9,000                180,099
                                                                           725,283
REAL ESTATE MANAGEMENT & SERVICES (0.83%)
 Jones Lang LaSalle /1/                              20,800                328,640
RESEARCH & DEVELOPMENT (1.25%)
 Pharmaceutical Product Development /1/              17,300                497,029
RESPIRATORY PRODUCTS (0.74%)
 ResMed /1/                                           7,522                294,862
RETAIL-APPAREL & SHOE (2.00%)
 Chico's FAS /1/                                     37,700                793,585
RETAIL-COMPUTER EQUIPMENT (0.97%)
 Electronics Boutique Holdings /1/                   16,668                385,197
RETAIL-PET FOOD & SUPPLIES (1.25%)
 PETCO Animal Supplies /1/                           22,800                495,672
RETAIL-RESTAURANTS (2.85%)
 Panera Bread /1/                                    12,750                510,000
 Ruby Tuesday                                        25,100                620,723
                                                                         1,130,723
RETAIL-SPORTING GOODS (0.84%)
 Gart Sports /1/                                     11,700                331,812
SAVINGS & LOANS-THRIFTS (4.94%)
 BankUnited Financial /1/                            27,100                546,065
 First Niagara Financial Group                       10,900                152,164
 Harbor Florida Bancshares                           10,700                256,372
 New York Community Bancorp                          34,700              1,009,423
                                                                         1,964,024
SCHOOLS (2.93%)
 Career Education /1/                                17,000              1,163,140
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.56%)
 Exar /1/                                            24,370                385,777
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                       $
 Pericom Semiconductor /1/                           17,800                165,540
 Power Integrations /1/                              19,200                466,944
                                                                         1,018,261
SEMICONDUCTOR EQUIPMENT (0.67%)
 FormFactor                                           1,200                 21,240
 Rudolph Technologies /1/                            15,300                244,188
                                                                           265,428
SEMICONDUCTORS (0.84%)
 Artisan Components /1/                              14,800                334,628
SOFTWARE TOOLS (0.80%)
 Borland Software /1/                                32,605                318,551
THERAPEUTICS (3.44%)
 Amylin Pharmaceuticals /1/                           9,800                214,522
 Isis Pharmaceuticals /1/                            27,200                144,160
 Neurocrine Biosciences /1/                           9,997                499,250
 NPS Pharmaceuticals /1/                             13,400                326,156
 Sangstat Medical /1/                                14,100                184,569
                                                                         1,368,657
TOYS (0.98%)
 LeapFrog Enterprises /1/                            12,300                391,263
TRANSPORT-SERVICES (0.78%)
 UTI Worldwide                                        9,900                308,781
WEB PORTALS (0.72%)
 Overture Services /1/                               15,770                285,910
                                       TOTAL COMMON STOCKS              38,299,916

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING(0.00%)
 Cidera /2/                                          32,947            $         -
                                    TOTAL PREFERRED STOCKS                       -

                      TOTAL PORTFOLIO INVESTMENTS (96.39%)              38,299,916
CASH AND RECEIVABLES, NET OF LIABILITIES (3.61%)                         1,432,758
                                TOTAL NET ASSETS (100.00%)             $39,732,674
                                                                       -------------

/1 /Non-income producing security.
/2 /Restricted Security - The account held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled 0% of net assets.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (96.57%)
ADVERTISING SERVICES (0.18%)
                                                                           $
 R.H. Donnelley /1/                                       2,800                102,116
AEROSPACE & DEFENSE (0.23%)
 Esterline Technologies /1/                               5,200                 90,532
 Gencorp                                                  4,600                 40,894
                                                                               131,426
AEROSPACE & DEFENSE EQUIPMENT (1.14%)
 AAR /1/                                                 16,300                115,078
 Curtiss-Wright                                           1,300                 82,160
 Ducommun /1/                                               900                 12,690
 HEICO                                                    2,700                 32,940
 Kaman                                                    8,900                104,041
 Moog /1/                                                 5,200                180,700
 Orbital Sciences /1/                                       286                    964
 Triumph Group /1/                                        4,100                115,497
                                                                               644,070
AGRICULTURAL OPERATIONS (0.01%)
 Seminis /1/                                              1,600                  5,888
AIRLINES (0.36%)
 Alaska Air Group /1/                                     2,500                 53,625
 AMR /1/                                                  4,200                 46,200
 ExpressJet Holdings /1/                                  4,700                 70,970
 Northwest Airlines /1/                                   3,100                 34,999
                                                                               205,794
APPAREL MANUFACTURERS (0.53%)
 Kellwood                                                 6,300                199,269
 Quiksilver /1/                                           6,200                102,238
                                                                               301,507
APPLIANCES (0.06%)
 Applica /1/                                              4,200                 35,700
APPLICATIONS SOFTWARE (0.05%)
 MRO Software /1/                                           600                  5,178
 Parametric Technology /1/                                6,900                 21,045
                                                                                26,223
ATHLETIC EQUIPMENT (0.02%)
 Nautilus Group                                           1,000                 12,400
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.48%)
 Oshkosh Truck                                            4,600                272,872
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.79%)
 American Axle & Manufacturing
  Holdings /1/                                            2,800                 66,920
 Borg Warner                                              2,500                161,000
 Dura Automotive Systems /1/                              1,000                  9,810
 Keystone Automotive Industries /1/                       3,900                 71,214
 Superior Industries International                        2,800                116,760
 Tower Automotive /1/                                     6,300                 23,058
                                                                               448,762
BATTERIES & BATTERY SYSTEMS (0.15%)
 Wilson Greatbatch Technologies /1/                       2,300                 83,030
BEVERAGES-WINE & SPIRITS (0.02%)
 Robert Mondavi /1/                                         400                 10,124
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
                                                                           $
 USG /1/                                                  8,900                169,100
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.09%)
 Dycom Industries /1/                                     3,100                 50,530
BUILDING PRODUCTS-AIR & HEATING (0.30%)
 Lennox International                                    13,200                169,884
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.22%)
 Centex Construction Products                             1,000                 40,090
 Florida Rock Industries                                    600                 24,768
 Texas Industries                                         2,600                 61,880
                                                                               126,738
BUILDING PRODUCTS-LIGHT FIXTURES (0.38%)
 Genlyte Group /1/                                        6,100                213,317
BUILDING PRODUCTS-WOOD (0.35%)
 Universal Forest Products                                9,400                196,836
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Integrated Electrical Services /1/                       5,800                 42,050
BUILDING-RESIDENTIAL & COMMERCIAL (1.13%)
 Beazer Homes /1/                                           300                 25,050
 MDC Holdings                                             3,622                174,870
 Meritage /1/                                             1,100                 54,186
 Standard-Pacific                                         8,200                271,912
 WCI Communities                                          5,900                113,457
                                                                               639,475
BUSINESS TO BUSINESS-E COMMERCE (0.17%)
 Agile Software /1/                                       3,000                 28,950
 Ariba /1/                                               21,700                 64,449
                                                                                93,399
CABLE TV (0.34%)
 Insight Communications /1/                               7,200                 94,896
 LodgeNet Entertainment /1/                               8,800                 96,360
                                                                               191,256
CASINO HOTELS (0.62%)
 Ameristar Casinos /1/                                    1,700                 36,295
 Aztar /1/                                                9,700                156,267
 Boyd Gaming /1/                                          9,100                157,066
                                                                               349,628
CASINO SERVICES (0.19%)
 Alliance Gaming /1/                                      5,700                107,787
CELLULAR TELECOMMUNICATIONS (0.23%)
 Crown Castle International /1/                          16,400                127,428
CHEMICALS-DIVERSIFIED (0.68%)
 Georgia Gulf                                             9,800                194,040
 Hercules /1/                                             8,600                 85,140
 Octel                                                    3,900                 54,210
 Solutia                                                 23,900                 52,102
                                                                               385,492
CHEMICALS-FIBERS (0.13%)
 Wellman                                                  6,400                 71,680
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (0.04%)
                                                                           $
 PolyOne                                                  5,600                 24,920
CHEMICALS-SPECIALTY (1.14%)
 Crompton                                                15,700                110,685
 Cytec Industries /1/                                     2,500                 84,500
 H.B. Fuller                                              3,700                 81,474
 Millennium Chemicals                                    10,500                 99,855
 Minerals Technologies                                    1,100                 53,526
 NL Industries                                           10,500                178,500
 Omnova Solutions /1/                                     8,900                 35,956
                                                                               644,496
CIRCUIT BOARDS (0.23%)
 Benchmark Electronics /1/                                4,200                129,192
CLOSED-END FUNDS (0.16%)
 Gladstone Capital                                        4,400                 90,772
COAL (0.05%)
 Massey Energy                                            2,000                 26,300
COLLECTIBLES (0.10%)
 Department 56 /1/                                        1,900                 29,127
 RC2 /1/                                                  1,500                 25,515
                                                                                54,642
COMMERCIAL BANKS (8.85%)
 Allegiant Bancorp                                       13,400                271,350
 Amcore Financial                                         5,200                121,056
 BancFirst                                                  600                 31,116
 Bank of the Ozarks                                       1,000                 38,760
 Capitol Bancorp.                                         2,900                 78,590
 Century Bancorp.                                           400                 11,912
 Chemical Financial                                       3,970                118,306
 Colonial BancGroup                                      10,400                144,248
 Columbia Banking Systems /1/                             1,655                 29,641
 Community Bank System                                    7,900                300,200
 Community Trust Bancorp                                  1,950                 50,973
 Corus Bankshares                                         4,200                203,406
 Cullen/Frost Bankers                                     5,700                182,970
 Financial Institutions                                     300                  7,050
 First Citizens Banc                                        200                  5,178
 First Citizens BancShares                                  300                 30,252
 First National                                           1,000                 24,660
 First Oak Brook Bancshares                                 900                 29,691
 Gold Banc                                               19,300                202,843
 Great Southern Bancorp                                   2,600                100,204
 Greater Bay Bancorp                                      6,600                134,772
 Heritage Commerce                                        1,900                 23,161
 IBERIABANK                                               7,100                346,480
 Independent Bank                                         3,500                 79,065
 Independent Bank                                         7,200                184,968
 Irwin Financial                                         12,400                321,160
 Lakeland Financial                                         300                  9,114
 Local Financial /1/                                      8,600                124,184
 MainSource Financial Group                                 900                 21,933
 MB Financial                                             1,500                 60,060
 Mercantile Bank                                            400                 11,424
 Mid-State Bancshares                                     5,300                104,675
 Nara Bancorp.                                              300                  5,700
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                           $
 Oak Hill Financial                                         400                 10,012
 Old Second Bancorp                                         266                 11,398
 Peoples Bancorp.                                         1,300                 32,851
 Peoples Holding                                            500                 22,125
 Provident Bankshares                                     7,400                188,034
 R&G Financial                                            4,700                139,590
 Republic Bancorp.                                        1,100                 16,313
 Republic Bancorp.                                       11,651                156,356
 Royal Bancshares of Pennsylvania                         1,133                 24,190
 Second Bancorp.                                          1,300                 33,540
 Silicon Valley Bancshares /1/                            2,800                 66,668
 Simmons First National                                   2,300                 46,023
 South Financial Group                                   14,100                328,953
 Southwest Bancorp.                                         800                 21,928
 State Financial Services                                   700                 15,498
 Summit Bancshares                                        2,100                 49,308
 Sun Bancorp.                                             3,200                 63,680
 Taylor Capital Group                                     1,100                 22,814
 W Holding                                                6,400                108,288
 West Coast Bancorp                                      13,500                245,700
                                                                             5,012,371
COMMERCIAL SERVICES (0.16%)
 Arbitron /1/                                             1,500                 53,550
 Central Parking                                          1,100                 13,596
 Memberworks /1/                                          1,300                 25,675
                                                                                92,821
COMMUNICATIONS SOFTWARE (0.08%)
 Avid Technology /1/                                        900                 31,563
 Seachange International /1/                              1,200                 11,448
                                                                                43,011
COMPUTER AIDED DESIGN (0.09%)
 Aspen Technology /1/                                    11,100                 53,280
COMPUTER DATA SECURITY (0.14%)
 Rainbow Technologies /1/                                 9,100                 76,531
COMPUTER SERVICES (0.54%)
 CACI International /1/                                   1,900                 65,170
 CIBER /1/                                                8,700                 61,074
 CompuCom Systems /1/                                    22,600                102,152
 iGate Capital /1/                                        7,300                 25,331
 Tier Technologies /1/                                    3,400                 26,350
 Tyler Technologies                                       5,800                 24,650
                                                                               304,727
COMPUTERS (0.04%)
 Palm /1/                                                 1,290                 20,988
COMPUTERS-INTEGRATED SYSTEMS (0.43%)
 MTS Systems                                             11,800                173,932
 Radisys /1/                                              2,300                 30,360
 Silicon Graphics /1/                                    35,900                 40,926
                                                                               245,218
COMPUTERS-MEMORY DEVICES (1.77%)
 Hutchison Technology /1/                                 5,900                194,051
 Iomega /1/                                               8,500                 90,100
 Maxtor /1/                                              31,800                238,818
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                           $
 Quantum /1/                                             16,700                 67,635
 SanDisk /1/                                              6,200                250,170
 Western Digital /1/                                     15,700                161,710
                                                                             1,002,484
COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)
 Electronics for Imaging /1/                              7,500                152,175
CONSULTING SERVICES (0.26%)
 Charles River Associates /1/                             1,200                 33,924
 Gartner /1/                                             12,100                 91,718
 Right Management Consultants /1/                         1,750                 22,138
                                                                               147,780
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 Blyth                                                    1,100                 29,920
 CSS Industries                                             700                 26,985
                                                                                56,905
CONTAINERS-METAL & GLASS (1.15%)
 Crown Holdings                                          39,100                279,174
 Greif Brothers                                           2,800                 64,400
 Silgan Holdings /1/                                      9,800                306,544
                                                                               650,118
COSMETICS & TOILETRIES (0.41%)
 Alberto-Culver                                           4,700                233,966
DATA PROCESSING & MANAGEMENT (0.24%)
 American Management Systems /1/                          4,100                 58,548
 infoUSA /1/                                              3,300                 26,730
 InterCept /1/                                            6,100                 50,996
                                                                               136,274
DECISION SUPPORT SOFTWARE (0.12%)
 NetIQ /1/                                                4,300                 66,478
DIRECT MARKETING (0.03%)
 SITEL /1/                                               11,500                 17,825
DISTRIBUTION-WHOLESALE (1.37%)
 Advanced Marketing Services                              3,600                 46,800
 Aviall /1/                                               8,400                 95,508
 Building Material Holding                                2,500                 37,025
 Handleman /1/                                            4,600                 73,600
 Hughes Supply                                            8,400                291,480
 United Stationers /1/                                    5,300                191,701
 Watsco                                                   1,900                 31,464
 WESCO International /1/                                  1,000                  6,000
                                                                               773,578
DIVERSIFIED MANUFACTURING OPERATIONS (2.12%)
 A.O. Smith                                               8,100                228,015
 Actuant /1/                                              1,200                 56,784
 Acuity Brands                                            9,000                163,530
 Ameron International                                     7,400                257,298
 Barnes Group                                             8,800                191,488
 ESCO Technologies /1/                                    1,500                 66,000
 FMC /1/                                                  2,500                 56,575
 Griffon /1/                                              1,710                 27,360
 Jacuzzi Brands                                          10,700                 56,603
 Lydall /1/                                               2,700                 28,890
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 SPS Technologies /1/                                     2,400                 64,896
                                                                             1,197,439
DIVERSIFIED MINERALS (0.06%)
 AMCOL International                                      4,500                 36,000
DIVERSIFIED OPERATIONS (0.25%)
 Walter Industries                                       12,100                142,175
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.04%)
 Volt Information Sciences /1/                            1,500                 20,475
E-COMMERCE-PRODUCTS (0.01%)
 Stamps.com /1/                                             600                  2,880
E-COMMERCE-SERVICES (0.17%)
 Pegasus Solutions /1/                                    5,900                 95,875
E-MARKETING-INFORMATION (0.34%)
 aQuantive /1/                                           16,800                176,400
 E.piphany /1/                                            3,200                 16,352
                                                                               192,752
ELECTRIC-INTEGRATED (3.25%)
 Allegheny Energy                                         4,600                 38,870
 Avista                                                   6,000                 84,900
 Black Hills                                              2,500                 76,750
 CH Energy Group                                          3,000                135,000
 CMS Energy                                              26,400                213,840
 El Paso Electric /1/                                     4,900                 60,417
 PNM Resources                                            9,400                251,450
 Sierra Pacific Resources /1/                            70,400                418,176
 UIL Holdings                                             2,400                 97,320
 Unisource Energy                                        17,700                332,760
 Westar Energy                                            8,100                131,463
                                                                             1,840,946
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.45%)
 CTS                                                      4,400                 45,980
 DSP Group /1/                                            3,700                 79,661
 Methode Electronics                                      6,200                 66,650
 Stoneridge /1/                                           4,500                 61,425
                                                                               253,716
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.90%)
 Actel /1/                                                1,500                 30,750
 Agere Systems /1/                                       22,400                 52,192
 Cree /1/                                                 5,000                 81,400
 Lattice Semiconductor /1/                               18,100                148,963
 Pioneer Standard Electronics                             9,900                 83,952
 Skyworks Solutions /1/                                   4,600                 31,142
 Transmeta /1/                                            9,100                 14,560
 Zoran /1/                                                3,350                 64,353
                                                                               507,312
ELECTRONIC DESIGN AUTOMATION (0.03%)
 Magma Design Automation /1/                              1,100                 18,865
ELECTRONIC MEASUREMENT INSTRUMENTS (0.19%)
 Analogic                                                 1,400                 68,264
 Trimble Navigation /1/                                   1,700                 38,981
                                                                               107,245
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC SECURITY DEVICES (0.03%)
                                                                           $
 InVision Technologies /1/                                  700                 17,395
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.42%)
 EMCOR Group /1/                                          3,400                167,824
 URS /1/                                                  3,700                 72,002
                                                                               239,826
ENGINES-INTERNAL COMBUSTION (0.10%)
 Briggs & Stratton                                        1,100                 55,550
ENTERPRISE SOFTWARE & SERVICE (0.93%)
 Ascential Software                                       4,875                 80,145
 Hyperion Solutions /1/                                     300                 10,128
 ManTech International /1/                               11,400                218,652
 Manugistics Group /1/                                    6,100                 25,071
 Novell /1/                                              62,700                193,116
                                                                               527,112
ENVIRONMENTAL CONSULTING & ENGINEERING (0.19%)
 Tetra Tech /1/                                           6,300                107,919
ENVIRONMENTAL MONITORING & DETECTION (0.05%)
 Mine Safety Appliances                                     600                 26,172
FINANCE-AUTO LOANS (0.12%)
 AmeriCredit /1/                                          2,300                 19,665
 Credit Acceptance                                        1,400                 14,126
 Westcorp                                                 1,300                 36,400
                                                                                70,191
FINANCE-CONSUMER LOANS (0.06%)
 World Acceptance /1/                                     2,100                 34,188
FINANCE-CREDIT CARD (0.15%)
 CompuCredit /1/                                          5,200                 63,180
 Metris                                                   4,400                 24,420
                                                                                87,600
FINANCE-LEASING COMPANY (0.03%)
 DVI /1/                                                  3,700                 17,279
FINANCE-MORTGAGE LOAN/BANKER (0.64%)
 American Home Mortgage Holdings                         10,400                203,632
 New Century Financial                                    3,600                157,140
                                                                               360,772
FINANCIAL GUARANTEE INSURANCE (0.29%)
 Triad Guaranty /1/                                       4,300                163,185
FIREARMS & AMMUNITION (0.23%)
 Sturm Ruger                                             13,000                130,000
FOOD-BAKING (0.10%)
 Flowers Foods                                            2,850                 56,316
FOOD-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Chiquita Brands International /1/                       11,300                163,850
 Corn Products International                                400                 12,012
 J & J Snack Foods /1/                                    1,200                 37,956
 Ralcorp Holdings /1/                                     3,900                 97,344
 Riviana Foods                                              200                  5,382
 Sensient Technologies                                      800                 18,392
                                                                               334,936
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.07%)
                                                                           $
 Pathmark Stores /1/                                      5,000                 38,250
FOOTWEAR & RELATED APPAREL (0.15%)
 Steven Madden /1/                                        4,000                 87,360
FUNERAL SERVICE & RELATED ITEMS (0.64%)
 Alderwoods Group /1/                                     7,300                 39,858
 Service Corp. International /1/                         30,200                116,874
 Stewart Enterprises /1/                                 47,700                205,110
                                                                               361,842
GARDEN PRODUCTS (0.34%)
 Toro                                                     4,900                194,775
GAS-DISTRIBUTION (1.64%)
 Atmos Energy                                             3,500                 86,800
 Energen                                                  7,100                236,430
 NUI                                                      3,500                 54,320
 Southern Union /1/                                       3,300                 55,902
 Southwest Gas                                            6,100                129,198
 Southwestern Energy /1/                                 24,400                366,244
                                                                               928,894
GOLF (0.28%)
 Callaway Golf                                           12,000                158,640
HOME FURNISHINGS (0.23%)
 Furniture Brands International /1/                       1,700                 44,370
 Kimball International                                    5,400                 84,240
                                                                               128,610
HOSPITAL BEDS & EQUIPMENT (0.04%)
 Invacare                                                   700                 23,100
HOTELS & MOTELS (0.25%)
 Choice Hotels International /1/                          2,100                 57,351
 LaSalle Hotel Properties                                 5,600                 82,768
                                                                               140,119
HUMAN RESOURCES (0.17%)
 Spherion /1/                                            14,200                 98,690
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                   4,400                 62,260
 Paxar /1/                                                  700                  7,700
                                                                                69,960
INDUSTRIAL AUTOMATION & ROBOTS (0.33%)
 UNOVA /1/                                               17,000                188,700
INSTRUMENTS-CONTROLS (0.13%)
 Watts Industries                                         4,200                 74,970
INTERNET APPLICATION SOFTWARE (0.10%)
 Netegrity /1/                                            1,400                  8,176
 Raindance Communications /1/                             6,800                 16,932
 Vignette /1/                                            15,700                 32,656
                                                                                57,764
INTERNET CONNECTIVE SERVICES (0.07%)
 PC-Tel /1/                                               3,400                 40,324
INTERNET CONTENT-INFORMATION/NEWS (0.29%)
 CNET Networks /1/                                       13,400                 83,482
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION/NEWS (CONTINUED)
                                                                           $
 Harris Interactive /1/                                   6,200                 40,858
 ProQuest /1/                                             1,500                 38,700
                                                                               163,040
INTERNET FINANCIAL SERVICES (0.71%)
 eSpeed /1/                                               2,700                 53,352
 IndyMac Bancorp                                          9,800                249,116
 Net.B@nk                                                 7,600                100,016
                                                                               402,484
INTERNET SECURITY (0.02%)
 Internet Security Systems /1/                              900                 13,041
INVESTMENT COMPANIES (0.40%)
 American Capital Strategies                              9,100                226,954
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 BlackRock /1/                                              200                  9,008
LASERS-SYSTEMS & COMPONENTS (0.24%)
 Coherent /1/                                             5,700                136,401
LEISURE & RECREATION PRODUCTS (0.17%)
 K2 /1/                                                   7,800                 95,550
LIFE & HEALTH INSURANCE (1.33%)
 AmerUs Group                                             4,600                129,674
 Delphi Financial Group                                   7,100                332,280
 FBL Financial Group                                      3,800                 76,570
 Nationwide Financial Services                              200                  6,500
 UICI /1/                                                12,100                182,347
 Universal American Financial /1/                         4,300                 27,391
                                                                               754,762
LINEN SUPPLY & RELATED ITEMS (0.46%)
 Angelica                                                10,600                179,670
 UniFirst                                                 3,600                 78,840
                                                                               258,510
MACHINERY TOOLS & RELATED PRODUCTS (0.26%)
 Milacron                                                 6,600                 32,274
 Regal Beloit                                             5,900                112,690
                                                                               144,964
MACHINERY-CONSTRUCTION & MINING (0.84%)
 JLG Industries                                          18,800                127,840
 Joy Global /1/                                          10,500                155,085
 Terex /1/                                                9,900                193,248
                                                                               476,173
MACHINERY-GENERAL INDUSTRY (1.48%)
 Albany International                                    10,700                293,180
 Applied Industrial Technologies                         17,100                360,810
 Gardner Denver /1/                                         700                 14,322
 Kadant /1/                                                 600                 11,250
 McDermott International /1/                             10,000                 63,300
 Sauer-Danfoss                                            5,500                 59,125
 Tecumseh Products                                        1,000                 38,310
                                                                               840,297
MACHINERY-MATERIAL HANDLING (0.38%)
 Cascade                                                  7,700                133,980
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-MATERIAL HANDLING (CONTINUED)
                                                                           $
 Nacco Industries                                         1,400                 82,516
                                                                               216,496
MACHINERY-PRINT TRADE (0.48%)
 Imation /1/                                              7,200                272,304
MACHINERY-PUMPS (0.02%)
 Thomas Industries                                          500                 13,525
MACHINERY-THERMAL PROCESS (0.04%)
 Global Power Equipment Group /1/                         4,600                 21,390
MEDICAL IMAGING SYSTEMS (0.21%)
 CTI Molecular Imaging /1/                                6,200                117,242
MEDICAL INFORMATION SYSTEM (0.29%)
 Per-Se Technologies /1/                                 14,700                165,081
MEDICAL INSTRUMENTS (0.37%)
 Conceptus /1/                                            6,000                 84,300
 Conmed /1/                                               6,200                113,212
 SurModics /1/                                              400                 12,200
                                                                               209,712
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 Covance /1/                                              3,300                 59,730
MEDICAL PRODUCTS (0.52%)
 Cooper                                                   7,800                271,206
 PSS World Medical /1/                                    3,900                 22,425
                                                                               293,631
MEDICAL-BIOMEDICAL/GENE (0.86%)
 Alexion Pharmaceuticals /1/                              1,200                 20,460
 Celera Genomics Group /1/                                3,200                 33,024
 Cell Genesys /1/                                         5,100                 44,064
 Exelixis /1/                                             2,800                 19,432
 Nektar Therapeutics /1/                                  8,000                 73,840
 Protein Design Labs /1/                                 15,100                211,098
 Savient Pharmaceuticals                                  5,100                 23,664
 Telik /1/                                                3,900                 62,673
                                                                               488,255
MEDICAL-DRUGS (1.16%)
 Adolor /1/                                              13,339                163,670
 American Pharmaceutical Partners /1/                     2,300                 77,970
 Ligand Pharmaceuticals /1/                               5,700                 77,463
 OSI Pharmaceuticals /1/                                  6,600                212,586
 Sepracor /1/                                             7,000                126,210
                                                                               657,899
MEDICAL-GENERIC DRUGS (0.09%)
 Alpharma                                                 2,300                 49,680
MEDICAL-HMO (0.44%)
 Pacificare Health Systems /1/                            4,700                231,851
 Sierra Health Services /1/                                 900                 18,000
                                                                               249,851
MEDICAL-NURSING HOMES (0.22%)
 Beverly Enterprises /1/                                  6,100                 21,350
 Kindred Healthcare /1/                                   5,900                105,256
                                                                               126,606
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.64%)
                                                                           $
 Mueller Industries /1/                                   2,200                 59,642
 NN                                                       1,000                 12,660
 Quanex                                                   5,800                172,376
 Timken                                                   6,600                115,566
                                                                               360,244
METAL-COPPER (0.19%)
 Southern Peru Copper                                     6,900                105,570
MISCELLANEOUS INVESTING (9.54%)
 Anthracite Capital                                      29,000                349,740
 Apex Mortgage Capital                                    3,900                 21,333
 Bedford Property Investors                               9,900                281,160
 Boykin Lodging                                           6,900                 53,820
 Capital Automotive                                       3,300                 92,367
 Centerpoint Properties Trust                               400                 24,500
 Chelsea Property Group                                   8,600                346,666
 Cousins Properties                                       3,700                103,230
 Developers Diversified Realty                            3,400                 96,696
 Entertainment Properties Trust                           6,800                195,500
 Equity Inns                                             30,200                208,380
 FelCor Lodging Trust                                     9,100                 71,435
 Gables Residential Trust                                 6,400                193,472
 Highwoods Properties                                     9,900                220,770
 Impac Mortgage Holdings                                 13,400                223,646
 Innkeepers USA Trust                                    17,000                115,600
 Kilroy Realty                                            4,600                126,500
 La Quinta /1/                                           35,700                153,867
 Lexington Corporate Properties Trust                    16,500                292,050
 LTC Properties                                          10,500                100,275
 Macerich                                                 3,200                112,416
 Meristar Hospitality                                    18,500                 95,090
 MFA Mortgage Investments                                 8,637                 86,715
 Mills                                                    1,500                 50,325
 National Health Investors                                3,300                 60,852
 Parkway Properties                                       3,800                159,790
 Pennsylvania Real Estate Invest Trust                    9,300                278,535
 Prentiss Properties Trust                                8,300                248,917
 RFS Hotel Investors                                      4,900                 60,368
 Saul Centers                                               900                 23,040
 Senior Housing Properties Trust                         15,400                208,824
 SL Green Realty                                          1,400                 48,846
 Summit Properties                                        1,200                 24,780
 Sun Communities                                          2,100                 82,530
 Taubman Centers                                          4,700                 90,052
 United Dominion Realty Trust                            14,100                242,802
 Urstadt Biddle Properties                                1,800                 23,148
 Ventas                                                  12,200                184,830
 Winston Hotels                                           5,900                 48,203
                                                                             5,401,070
MULTI-LEVEL DIRECT SELLING (0.08%)
 Nu Skin Enterprises                                      4,600                 48,070
MULTI-LINE INSURANCE (0.42%)
 Allmerica Financial /1/                                 11,300                203,287
 United Fire & Casualty                                   1,000                 32,490
                                                                               235,777
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MUSIC (0.10%)
                                                                           $
 Steinway Musical Instruments /1/                         3,600                 55,440
NETWORKING PRODUCTS (0.43%)
 Anixter International /1/                                4,500                105,435
 Black Box                                                2,900                104,980
 Enterasys Networks /1/                                  10,300                 31,209
                                                                               241,624
NON-FERROUS METALS (0.10%)
 RTI International Metals /1/                             3,500                 37,905
 USEC                                                     2,800                 19,656
                                                                                57,561
NON-HOTEL GAMBLING (0.25%)
 Argosy Gaming /1/                                        5,800                121,278
 Pinnacle Entertainment /1/                               2,600                 17,680
                                                                               138,958
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                 600                 13,896
 Imagistics International /1/                             5,200                134,160
                                                                               148,056
OFFICE SUPPLIES & FORMS (0.28%)
 John H. Harland                                          5,900                154,344
 Standard Register                                          300                  4,944
                                                                               159,288
OIL & GAS (0.09%)
 Spinnaker Exploration /1/                                1,900                 49,780
OIL COMPANY-EXPLORATION & PRODUCTION (1.98%)
 Comstock Resources /1/                                   6,400                 87,552
 Denbury Resources /1/                                   15,000                201,450
 Houston Exploration /1/                                  4,200                145,740
 KCS Energy                                               4,600                 24,794
 Magnum Hunter Resources /1/                              2,100                 16,779
 Meridian Resource /1/                                    5,100                 24,123
 Nuevo Energy /1/                                         3,400                 59,330
 Penn Virginia                                            1,200                 51,600
 Plains Exploration & Production /1/                      2,395                 25,890
 Range Resources /1/                                     20,300                127,281
 Stone Energy /1/                                         5,300                222,176
 Vintage Petroleum                                       11,800                133,104
                                                                             1,119,819
OIL FIELD MACHINERY & EQUIPMENT (0.25%)
 Lufkin Industries                                        5,800                141,230
OIL REFINING & MARKETING (0.27%)
 Tesoro Petroleum /1/                                    10,400                 71,552
 WD-40                                                    2,800                 79,940
                                                                               151,492
OIL-FIELD SERVICES (0.51%)
 Hanover Compressor /1/                                   6,800                 76,840
 Oceaneering International /1/                            2,900                 74,095
 Oil States International /1/                             5,600                 67,760
 Seacor Smit /1/                                          1,900                 69,331
                                                                               288,026
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.22%)
                                                                           $
 Sola International /1/                                   7,200                125,280
PAPER & RELATED PRODUCTS (0.74%)
 Chesapeake                                               1,000                 21,850
 Louisiana-Pacific /1/                                   20,100                217,884
 Rock-Tenn                                                3,500                 59,325
 Schweitzer-Mauduit International                         5,000                120,700
                                                                               419,759
PHYSICIAN PRACTICE MANAGEMENT (0.40%)
 Pediatrix Medical Group /1/                              4,000                142,600
 US Oncology /1/                                         11,100                 82,029
                                                                               224,629
PIPELINES (0.10%)
 Dynegy /1/                                              13,000                 54,600
POULTRY (0.12%)
 Pilgrims Pride                                           7,300                 70,591
PRINTING-COMMERCIAL (0.11%)
 Banta                                                    1,000                 32,370
 Consolidated Graphics /1/                                1,300                 29,744
                                                                                62,114
PRIVATE CORRECTIONS (0.13%)
 Cornell /1/                                              3,100                 46,934
 Wackenhut Corrections /1/                                2,000                 27,420
                                                                                74,354
PROPERTY & CASUALTY INSURANCE (1.99%)
 Argonaut Group                                           5,300                 65,349
 Baldwin & Lyons                                            875                 20,781
 Fremont General                                         13,500                184,950
 Harleysville Group                                       2,000                 46,040
 LandAmerica Financial Group                              6,100                289,750
 Midland                                                  1,300                 28,873
 Navigators Group /1/                                       900                 26,838
 PMA Capital                                              9,100                114,387
 RLI                                                      1,900                 62,510
 Stewart Information Services /1/                        10,300                286,855
                                                                             1,126,333
PUBLISHING-NEWSPAPERS (0.26%)
 Journal Register /1/                                     3,000                 54,270
 Lee Enterprises                                            800                 30,024
 Pulitzer                                                 1,300                 64,246
                                                                               148,540
RADIO (0.54%)
 Sirius Satellite Radio /1/                              93,800                158,522
 XM Satellite Radio Holdings /1/                         13,100                144,755
                                                                               303,277
REAL ESTATE MANAGEMENT & SERVICES (0.30%)
 Jones Lang LaSalle /1/                                   4,500                 71,100
 LNR Property                                             2,600                 97,240
                                                                               168,340
RECREATIONAL CENTERS (0.07%)
 Bally Total Fitness Holding /1/                          4,200                 37,926
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (0.10%)
                                                                           $
 Arctic Cat                                               3,100                 59,396
REITS-WHOLE LOANS (0.78%)
 Novastar Financial                                       2,000                119,500
 RAIT Investment Trust                                   12,100                320,650
                                                                               440,150
RENTAL-AUTO & EQUIPMENT (0.37%)
 Aaron Rents                                              3,600                 92,880
 Dollar Thrifty Automotive Group /1/                      6,400                118,720
                                                                               211,600
RESEARCH & DEVELOPMENT (0.02%)
 PAREXEL International /1/                                  700                  9,765
RETAIL-APPAREL & SHOE (1.56%)
 Aeropostale /1/                                          6,800                146,064
 AnnTaylor Stores /1/                                     4,700                136,065
 Brown Shoe                                               4,000                119,200
 Burlington Coat Factory Warehouse                        9,100                162,890
 Charlotte Russe Holding /1/                              1,000                 10,320
 Charming Shoppes /1/                                    10,600                 52,682
 Claire's Stores                                          1,300                 32,968
 Dress Barn /1/                                           5,200                 65,884
 Footstar /1/                                             4,400                 57,200
 Genesco /1/                                              3,200                 56,640
 Kenneth Cole Productions /1/                             1,100                 21,439
 Men's Wearhouse /1/                                      1,000                 21,850
                                                                               883,202
RETAIL-AUTO PARTS (0.24%)
 PEP Boys-Manny, Moe & Jack                              10,200                137,802
RETAIL-AUTOMOBILE (0.30%)
 Asbury Automotive Group /1/                              4,400                 59,312
 Lithia Motors /1/                                        1,900                 30,723
 United Auto Group /1/                                    3,700                 80,586
                                                                               170,621
RETAIL-BEDDING (0.02%)
 Linens 'N Things /1/                                       400                  9,444
RETAIL-CONVENIENCE STORE (0.34%)
 7-Eleven /1/                                             6,700                 70,685
 Casey's General Stores                                   8,700                123,018
                                                                               193,703
RETAIL-DISCOUNT (0.45%)
 BJ's Wholesale Club /1/                                  8,200                123,492
 ShopKo Stores /1/                                       10,100                131,300
                                                                               254,792
RETAIL-FABRIC STORE (0.18%)
 Jo-Ann Stores /1/                                        4,100                103,730
RETAIL-HOME FURNISHINGS (0.22%)
 Bombay                                                  11,800                125,434
RETAIL-HYPERMARKETS (0.04%)
 Smart & Final /1/                                        4,700                 21,761
RETAIL-JEWELRY (0.24%)
 Friedman's                                              10,900                123,933
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (CONTINUED)
                                                                           $
 Movado Group                                               600                 13,050
                                                                               136,983
RETAIL-OFFICE SUPPLIES (0.30%)
 OfficeMax /1/                                           21,800                142,790
 School Specialty /1/                                       900                 25,614
                                                                               168,404
RETAIL-PAWN SHOPS (0.36%)
 Cash America International                              15,200                200,944
RETAIL-PETROLEUM PRODUCTS (0.05%)
 World Fuel Services                                      1,100                 27,049
RETAIL-REGIONAL DEPARTMENT STORE (0.10%)
 Dillards                                                 4,100                 55,227
RETAIL-RESTAURANTS (1.06%)
 Bob Evans Farms                                            100                  2,763
 Jack in the Box /1/                                      3,000                 66,900
 Landry's Seafood Restaurant                             12,100                285,560
 Lone Star Steakhouse & Saloon                            6,900                150,213
 Papa John's International /1/                            2,600                 72,930
 Ryan's Family Steak Houses /1/                           1,650                 23,100
                                                                               601,466
RETAIL-SPORTING GOODS (0.06%)
 Sports Authority /1/                                     3,400                 36,380
RETAIL-VIDEO RENTAL (0.33%)
 Hollywood Entertainment /1/                              9,200                158,240
 Movie Gallery /1/                                        1,400                 25,830
                                                                               184,070
RETAIL-VISION SERVICE CENTER (0.08%)
 Cole National /1/                                        3,600                 45,072
RETIREMENT & AGED CARE (0.42%)
 Genesis Health Ventures /1/                             13,500                238,275
SAVINGS & LOANS-THRIFTS (3.14%)
 BankAtlantic Bancorp                                     9,300                110,577
 Commercial Federal                                       3,100                 65,720
 Dime Community Bancshares                                3,750                 95,437
 First Niagara Financial Group                            2,100                 29,316
 FirstFed America Bancorp                                 4,100                141,450
 FirstFed Financial /1/                                   1,300                 45,877
 Flagstar Bancorp.                                       21,900                535,455
 Hawthorne Financial /1/                                  1,000                 34,660
 Hudson River Bancorp.                                    6,600                184,272
 ITLA Capital /1/                                         1,400                 56,602
 St. Francis Capital                                      3,700                107,559
 Sterling Financial /1/                                   5,900                143,724
 Superior Financial                                       2,800                 67,200
 Troy Financial                                             850                 23,078
 Willow Grove Bancorp.                                    2,200                 37,334
 WSFS Financial                                           2,600                 99,840
                                                                             1,778,101
SEISMIC DATA COLLECTION (0.12%)
 Veritas DGC /1/                                          5,700                 65,550
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.49%)
                                                                           $
 Cirrus Logic /1/                                         9,300                 37,386
 Cypress Semiconductor /1/                                3,500                 42,000
 Exar /1/                                                 2,200                 34,826
 Globespan Virata /1/                                     9,900                 81,675
 Vitesse Semiconductor /1/                               16,700                 82,164
                                                                               278,051
SEMICONDUCTOR EQUIPMENT (0.16%)
 Brooks Automation /1/                                    1,200                 13,608
 Dupont Photomasks /1/                                    1,300                 24,479
 Photronics /1/                                           2,900                 50,605
                                                                                88,692
SOFTWARE TOOLS (0.06%)
 Borland Software /1/                                     3,700                 36,149
STEEL PIPE & TUBE (0.57%)
 Valmont Industries                                      16,500                321,090
STEEL-PRODUCERS (0.70%)
 Reliance Steel & Aluminum                                4,100                 84,870
 Ryerson Tull                                             3,200                 28,096
 Schnitzer Steel Industries                                 800                 35,296
 Steel Dynamics /1/                                      13,600                186,320
 United States Steel                                      3,900                 63,843
                                                                               398,425
TELECOMMUNICATION EQUIPMENT (0.34%)
 Andrew /1/                                               3,800                 34,960
 Arris Group /1/                                         20,700                102,672
 CommScope /1/                                            4,200                 39,900
 North Pittsburgh Systems                                   800                 12,056
                                                                               189,588
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.25%)
 Avanex /1/                                               6,300                 25,200
 C-COR.net /1/                                            2,500                 12,250
 MRV Communications /1/                                  18,500                 37,185
 New Focus /1/                                            3,800                 14,212
 Sycamore Networks /1/                                   14,400                 55,152
                                                                               143,999
TELECOMMUNICATION SERVICES (0.50%)
 Commonwealth Telephone Enterprises /1/                   1,900                 83,543
 PTEK Holdings                                           29,400                142,590
 Time Warner Telecom /1/                                  8,700                 55,419
                                                                               281,552
TELEPHONE-INTEGRATED (0.68%)
 Cincinnati Bell                                         38,700                259,290
 CT Communications                                          500                  5,375
 General Communication /1/                                7,400                 64,084
 Talk America Holdings /1/                                5,400                 58,914
                                                                               387,663
TELEVISION (0.09%)
 Sinclair Broadcast Group /1/                             4,400                 51,084
THEATERS (0.09%)
 AMC Entertainment /1/                                    4,300                 49,192
THERAPEUTICS (1.86%)
 Abgenix /1/                                              3,700                 38,813
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                           $
 Amylin Pharmaceuticals /1/                               9,100                199,199
 Atherogenics /1/                                        15,144                226,100
 Corixa /1/                                               5,700                 44,061
 CV Therapeutics /1/                                      4,100                121,606
 ImClone Systems /1/                                      3,800                120,156
 Sangstat Medical /1/                                    19,500                255,255
 Tanox                                                    2,800                 44,940
                                                                             1,050,130
TOBACCO (1.11%)
 DIMON                                                    7,800                 55,848
 Standard Commercial                                      4,200                 71,400
 Universal                                               11,900                503,370
                                                                               630,618
TRANSPORT-AIR FREIGHT (0.13%)
 Airborne                                                 3,500                 73,150
TRANSPORT-EQUIPMENT & LEASING (0.27%)
 Gatx                                                     5,900                 96,465
 Interpool                                                3,300                 54,186
                                                                               150,651
TRANSPORT-RAIL (0.38%)
 Genesee & Wyoming /1/                                    6,100                125,477
 RailAmerica /1/                                         10,500                 88,725
                                                                               214,202
TRANSPORT-SERVICES (0.15%)
 Offshore Logistics /1/                                   3,900                 84,825
TRANSPORT-TRUCK (1.07%)
 Covenant Transport /1/                                   3,600                 61,200
 Landstar System /1/                                        800                 50,280
 Roadway Express                                          4,500                128,385
 SCS Transportation /1/                                   7,750                 97,883
 USF                                                        700                 18,879
 Werner Enterprises                                       4,866                103,159
 Yellow /1/                                               6,300                145,845
                                                                               605,631
TRAVEL SERVICES (0.13%)
 Navigant International /1/                               5,800                 74,820
VITAMINS & NUTRITION PRODUCTS (0.10%)
 NBTY /1/                                                 2,800                 58,968
WATER (0.20%)
 American States Water                                    1,900                 51,870
 California Water Service Group                           1,900                 53,428
 SJW                                                        100                  8,525
                                                                               113,823
WEB PORTALS (0.63%)
 Earthlink /1/                                           15,000                118,350
 United Online /1/                                        9,400                238,196
                                                                               356,546
WIRELESS EQUIPMENT (0.66%)
 Aether Systems /1/                                       5,800                 28,420
 Allen Telecom /1/                                        9,100                150,332
 American Tower /1/                                      12,100                107,085
 REMEC /1/                                                5,800                 40,368
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                           $
 Stratex Networks /1/                                    15,600                 49,920
                                                                               376,125
                                           TOTAL COMMON STOCKS              54,661,712

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (0.31%)
 U.S. Treasury /2/                                   $                     $
  2.75%; 10/31/03                                       175,000                176,080
                                          TOTAL TREASURY BONDS                 176,080
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (96.88%)              54,837,792
CASH AND RECEIVABLES, NET OF LIABILITIES (3.12%)                             1,767,862
                                    TOTAL NET ASSETS (100.00%)             $56,605,654
                                                                           -------------



    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
7 Russell 2000       Buy       $1,561,163    $1,569,400    $8,237
September, 2003
Futures




/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               UTILITIES ACCOUNT

                           JUNE 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (58.91%)
ELECTRIC-INTEGRATED (41.16%)
                                                                       $
 Alliant Energy                                      11,400                216,942
 Ameren                                               4,400                194,040
 American Electric Power                             17,700                527,991
 Consolidated Edison                                  7,434                321,744
 Constellation Energy Group                          28,500                977,550
 Dominion Resources                                  24,301              1,561,825
 DTE Energy                                          15,807                610,782
 Energy East                                         21,300                442,188
 Entergy                                             26,100              1,377,558
 Exelon                                              21,700              1,297,877
 FirstEnergy                                         22,688                872,354
 FPL Group                                           12,300                822,255
 NiSource                                            45,103                856,957
 Public Service Enterprise Group                     13,800                583,050
 Southern                                            20,555                640,494
                                                                        11,303,607
ELECTRIC-TRANSMISSION (1.73%)
 National Grid Group                                 13,925                474,982
GAS-DISTRIBUTION (4.44%)
 New Jersey Resources                                19,500                692,250
 Peoples Energy                                      12,300                527,547
                                                                         1,219,797
TELEPHONE-INTEGRATED (11.58%)
 BellSouth                                           36,550                973,326
 SBC Communications                                  37,650                961,958
 Verizon Communications                              31,594              1,246,383
                                                                         3,181,667
                                       TOTAL COMMON STOCKS              16,180,053

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (19.13%)
CELLULAR TELECOMMUNICATIONS (2.42%)
 U.S. Cellular                                       23,000                665,850
ELECTRIC-INTEGRATED (6.18%)
 Atlantic Capital Trust II                            2,600                 65,520
 Consolidated Edison                                  3,044                 83,467
 DTE Energy Trust I                                   3,360                 94,248
 Entergy Louisiana                                   14,720                404,800
 KeySpan                                             10,000                529,500
 OGE Energy Capital Trust I                           6,774                182,898
 Ohio Power                                           1,950                 49,569
 SWEPCO Capital I                                    11,382                286,257
                                                                         1,696,259
FINANCE-OTHER SERVICES (1.32%)
 PSO Capital I                                        5,790                145,329
 TransCanada Capital                                  8,710                217,663
                                                                           362,992
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.89%)
                                                                       $
 AGL Capital Trust II                                 8,915                244,539
MISCELLANEOUS INVESTING (2.13%)
 HRPT Properties Trust                               21,200                584,060
PIPELINES (1.08%)
 TransCanada PipeLines                               11,743                297,215
TELEPHONE-INTEGRATED (5.11%)
 ALLTEL                                              17,000                845,750
 Citizens Communications                             10,000                260,800
 Telephone & Data Systems                            11,309                296,974
                                                                         1,403,524
                                    TOTAL PREFERRED STOCKS               5,254,439

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (16.21%)
AUTO-CARS & LIGHT TRUCKS (2.74%)
 Ford Motor                                      $                     $
  9.98%; 02/15/47                                   675,000                753,298
ELECTRIC-INTEGRATED (6.70%)
 Duke Energy
  6.60%; 04/01/22                                   750,000                795,962
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                   800,000                823,514
 TXU Gas Capital I
  2.64%; 07/01/28                                   300,000                219,480
                                                                         1,838,956
OIL COMPANY-INTEGRATED (2.25%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                   525,000                618,307
PIPELINES (4.52%)
 KN Capital Trust III
  7.63%; 04/15/28                                 1,100,000              1,241,991
                                               TOTAL BONDS               4,452,552
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (94.25%)              25,887,044
CASH AND RECEIVABLES, NET OF LIABILITIES (5.75%)                         1,577,966
                                TOTAL NET ASSETS (100.00%)             $27,465,010
                                                                       -------------



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(B)/      2002        2001          2000       1999        1998
                           ----           ----        ----          ----       ----        ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..     $9.82        $11.28      $12.02        $13.23     $12.30      $11.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.09          0.20        0.24          0.35       0.35        0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.74         (1.66)      (0.71)        (0.17)      2.00        0.76
                            ----         -----       -----         -----       ----        ----
 Total From Investment
            Operations      0.83         (1.46)      (0.47)         0.18       2.35        1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)           --       (0.24)        (0.34)     (0.35)      (0.31)
 Distributions from
  Realized Gains......        --            --       (0.03)        (1.05)     (1.07)      (0.40)
   ----                                              -----         -----      -----       -----
   Total Dividends and
         Distributions     (0.19)           --       (0.27)        (1.39)     (1.42)      (0.71)
   ----                    -----                     -----         -----      -----       -----
Net Asset Value, End
 of Period............    $10.46         $9.82      $11.28        $12.02     $13.23      $12.30
                          ======         =====      ======        ======     ======      ======
Total Return..........      8.72%/(c)/  (12.94)%     (3.92)%        1.61%     19.49%       9.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $85,158       $82,409    $101,904       $94,905    $89,711     $84,089
 Ratio of Expenses to
  Average Net Assets..      0.85%/(d)/    0.84%       0.85%         0.84%      0.85%       0.89%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.90%/(d)/    1.79%       2.23%         2.67%      2.50%       2.51%
 Portfolio Turnover
  Rate................     175.2%/(d)/   255.3%      182.4%         67.8%      86.7%      162.7%

                           2003/(B)/      2002        2001          2000       1999        1998
                           ----           ----        ----          ----       ----        ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $11.56        $13.73      $15.43        $15.41     $16.25      $15.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.14          0.34       0.40/(e)/      0.45       0.56        0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.73         (2.11)      (1.42)/(e)/   (0.43)     (0.19)       1.33
                            ----         -----       -----         -----      -----        ----
 Total From Investment
            Operations      0.87         (1.77)      (1.02)         0.02       0.37        1.82
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.35)        (0.40)      (0.47)           --      (0.57)      (0.49)
 Distributions from
  Realized Gains......        --            --       (0.21)           --      (0.64)      (0.59)
   ----                                              -----                    -----       -----
   Total Dividends and
         Distributions     (0.35)        (0.40)      (0.68)           --      (1.21)      (1.08)
   ----                    -----         -----       -----                    -----       -----
Net Asset Value, End
 of Period............    $12.08        $11.56      $13.73        $15.43     $15.41      $16.25
                          ======        ======      ======        ======     ======      ======
Total Return..........      7.84%/(c)/  (13.18)%     (6.96)%        0.13%      2.40%      11.91%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $112,077      $110,545    $144,214      $167,595   $209,747    $198,603
 Ratio of Expenses to
  Average Net Assets..      0.64%/(d)/    0.61%       0.61%         0.60%      0.58%       0.59%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.64%/(d)/    0.62%         --            --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.36%/(d)/    2.52%       2.73%/(e)/    2.74%      3.36%       3.37%
 Portfolio Turnover
  Rate................      95.7%/(d)/    87.8%      114.3%         62.6%      21.7%       24.2%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Six months ended June 30, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(A)/      2002        2001          2000       1999/(E)/
                           ----           ----        ----          ----       ----
BLUE CHIP ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..     $5.66         $7.59       $9.22        $10.38      $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.05        0.05          0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.59         (1.93)      (1.63)        (1.16)       0.24
                            ----         -----       -----         -----        ----
 Total From Investment
            Operations      0.62         (1.88)      (1.58)        (1.11)       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.05)      (0.05)        (0.05)      (0.09)
   ----                                  -----       -----         -----       -----
   Total Dividends and
         Distributions        --         (0.05)      (0.05)        (0.05)      (0.09)
   ----                                  -----       -----         -----       -----
Net Asset Value, End
 of Period............     $6.28         $5.66       $7.59         $9.22      $10.38
                           =====         =====       =====         =====      ======
Total Return..........     10.95%/(b)/  (24.84)%    (17.13)%      (10.69)%      1.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,982        $3,657      $4,732        $5,552      $6,453
 Ratio of Expenses to
  Average Net Assets..      0.87%/(c)/    0.83%       0.78%         0.78%       0.69%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.91%/(c)/    0.72%       0.64%         0.46%       1.33%/(c)/
 Portfolio Turnover
  Rate................       1.8%/(c)/    83.1%       71.4%         88.7%       16.2%/(c)/

                           2003/(A)/      2002        2001          2000        1999           1998
                           ----           ----        ----          ----        ----           ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $12.32        $11.84      $11.78        $10.89      $12.02         $11.78
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.24          0.51       0.56/(d)/      0.85        0.81           0.66
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          0.54       0.35/(d)/      0.04       (1.12)          0.25
                            ----          ----       ----           ----       -----           ----
 Total From Investment
            Operations      0.47          1.05        0.91          0.89       (0.31)          0.91
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.55)        (0.57)      (0.85)           --       (0.82)         (0.66)
 Distributions from
  Realized Gains......        --            --          --            --          --          (0.01)
   ----                                                                                       -----
   Total Dividends and
         Distributions     (0.55)        (0.57)      (0.85)           --       (0.82)         (0.67)
   ----                    -----         -----       -----                     -----          -----
Net Asset Value, End
 of Period............    $12.24        $12.32      $11.84        $11.78      $10.89         $12.02
                          ======        ======      ======        ======      ======         ======
Total Return..........      3.99%/(b)/    9.26%       8.12%         8.17%      (2.59)%         7.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $263,826      $232,839    $166,658      $116,216    $125,067       $121,973
 Ratio of Expenses to
  Average Net Assets..      0.47%/(c)/    0.49%       0.50%         0.51%       0.50%          0.51%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.38%/(c)/    5.02%       5.73%/(d)/    7.47%       6.78%          6.41%
 Portfolio Turnover
  Rate................      70.0%/(c)/    63.3%      146.1%         81.5%       40.1%          26.7%



/(a) /Six months ended June 30, 2003.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(e) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. Blue Chip Account recognized $.01 net investment income per share and incurred an unrealized gain of $.14 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(B)/      2002        2001        2000        1999         1998
                           ----           ----        ----        ----        ----         ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $23.60        $27.78      $30.72      $30.74      $37.19       $34.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.17          0.39        0.34        0.50        0.78         0.71
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.36         (4.18)      (2.80)       0.13       (2.41)        3.94
                            ----         -----       -----        ----       -----         ----
 Total From Investment
            Operations      2.53         (3.79)      (2.46)       0.63       (1.63)        4.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.39)      (0.34)      (0.50)      (0.80)       (0.71)
 Distributions from
  Realized Gains......        --            --       (0.14)      (0.15)      (4.02)       (1.36)
   ----                                              -----       -----       -----        -----
   Total Dividends and
         Distributions        --         (0.39)      (0.48)      (0.65)      (4.82)       (2.07)
   ----                                  -----       -----       -----       -----        -----
Net Asset Value, End
 of Period............    $26.13        $23.60      $27.78      $30.72      $30.74       $37.19
                          ======        ======      ======      ======      ======       ======
Total Return..........     10.72%/(c)/  (13.66)%     (8.05)%      2.16%      (4.29)%      13.58%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $220,182      $206,541    $254,484    $283,325    $367,927     $385,724
 Ratio of Expenses to
  Average Net Assets..      0.61%/(d)/    0.61%       0.61%       0.60%       0.43%        0.44%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --          0.61%         --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.43%/(d)/    1.45%       1.20%       1.54%       2.05%        2.07%
 Portfolio Turnover
  Rate................     125.4%/(d)/   142.6%       91.7%      141.8%       43.4%        22.0%

                           2003/(B)/      2002        2001        2000        1999         1998
                           ----           ----        ----        ----        ----         ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $11.74        $16.29      $20.37      $23.89      $18.33       $16.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.04          0.03        0.01        0.02       (0.01)        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.35         (4.54)      (2.82)      (2.73)       7.17         2.99
                            ----         -----       -----       -----        ----         ----
 Total From Investment
            Operations      1.39         (4.51)      (2.81)      (2.71)       7.16         3.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.04)      (0.02)         --          --        (0.04)
 Distributions from
  Realized Gains......        --            --       (1.25)      (0.81)      (1.60)       (0.96)
   ----                                              -----       -----       -----        -----
   Total Dividends and
         Distributions        --         (0.04)      (1.27)      (0.81)      (1.60)       (1.00)
   ----                                  -----       -----       -----       -----        -----
Net Asset Value, End
 of Period............    $13.13        $11.74      $16.29      $20.37      $23.89       $18.33
                          ======        ======      ======      ======      ======       ======
Total Return..........     11.84%/(c)/  (27.72)%    (14.86)%    (11.71)%     39.50%       18.95%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $236,018      $219,044    $334,401    $383,139    $379,062     $224,058
 Ratio of Expenses to
  Average Net Assets..      0.78%/(d)/    0.77%       0.75%       0.73%       0.77%        0.78%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.62%/(d)/    0.19%       0.06%       0.08%      (0.08)%       0.22%
 Portfolio Turnover
  Rate................     147.3%/(d)/   138.8%       88.8%       69.1%       89.6%       155.6%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Six months ended June 30, 2003.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(B)/      2002        2001        2000        1999         1998
                           ----           ----        ----        ----        ----         ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $12.00        $11.58      $11.43      $10.26      $11.01       $10.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.20          0.43        0.51        0.69        0.71         0.60
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.03          0.55        0.32        0.48       (0.74)        0.28
                            ----          ----        ----        ----       -----         ----
 Total From Investment
            Operations      0.23          0.98        0.83        1.17       (0.03)        0.88
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.44)        (0.52)      (0.68)         --       (0.72)       (0.59)
 Distributions from
  Realized Gains......        --         (0.04)         --          --          --           --
   ----                                  -----
   Total Dividends and
         Distributions     (0.44)        (0.56)      (0.68)         --       (0.72)       (0.59)
   ----                    -----         -----       -----                   -----        -----
Net Asset Value, End
 of Period............    $11.79        $12.00      $11.58      $11.43      $10.26       $11.01
                          ======        ======      ======      ======      ======       ======
Total Return..........      2.01%/(c)/    8.80%       7.61%      11.40%      (0.29)%       8.27%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $406,167      $342,001    $193,254    $127,038    $137,787     $141,317
 Ratio of Expenses to
  Average Net Assets..      0.44%/(d)/    0.47%       0.49%       0.51%       0.50%        0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.91%/(d)/    4.87%       5.63%       6.33%       6.16%        6.15%
 Portfolio Turnover
  Rate................     136.3%/(d)/    33.8%       45.9%        4.3%       19.7%        11.0%

                           2003/(B)/      2002        2001        2000        1999         1998
                           ----           ----        ----        ----        ----         ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..     $8.68        $12.24      $16.43      $23.56      $20.46       $17.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02          0.02          --       (0.02)       0.14         0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.75         (3.58)      (4.19)      (2.29)       3.20         3.45
                            ----         -----       -----       -----        ----         ----
 Total From Investment
            Operations      0.77         (3.56)      (4.19)      (2.31)       3.34         3.66
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)           --          --          --       (0.14)       (0.21)
 Distributions from
  Realized Gains......        --            --          --       (4.82)      (0.10)       (0.20)
   ----                                                          -----       -----        -----
   Total Dividends and
         Distributions     (0.02)           --          --       (4.82)      (0.24)       (0.41)
   ----                    -----                                 -----       -----        -----
Net Asset Value, End
 of Period............     $9.43         $8.68      $12.24      $16.43      $23.56       $20.46
                           =====         =====      ======      ======      ======       ======
Total Return..........      8.91%/(c)/  (29.07)%    (25.50)%    (10.15)%     16.44%       21.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $125,899      $124,079    $209,879    $294,762    $345,882     $259,828
 Ratio of Expenses to
  Average Net Assets..      0.61%/(d)/    0.61%       0.61%       0.60%       0.45%        0.48%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --          0.61%         --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.36%/(d)/    0.18%       0.02%      (0.13)%      0.67%        1.25%
 Portfolio Turnover
  Rate................      52.0%/(d)/    27.3%       39.0%       83.5%       65.7%         9.0%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Six months ended June 30, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(D)/      2002        2001        2000           1999        1998
                           ----           ----        ----        ----           ----        ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $8.78        $10.51      $13.90      $15.95         $14.51      $13.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.12          0.10        0.09        0.10           0.48        0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51         (1.78)      (3.46)      (1.48)          3.14        1.11
                            ----         -----       -----       -----           ----        ----
 Total From Investment
            Operations      0.63         (1.68)      (3.37)      (1.38)          3.62        1.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.05)      (0.02)      (0.08)         (0.47)      (0.25)
 Distributions from
  Realized Gains......        --            --          --       (0.59)         (1.71)      (0.51)
   ----                                                          -----          -----       -----
   Total Dividends and
         Distributions     (0.10)        (0.05)      (0.02)      (0.67)         (2.18)      (0.76)
                           -----         -----       -----       -----          -----       -----
Net Asset Value, End
 of Period............     $9.31         $8.78      $10.51      $13.90         $15.95      $14.51
                           =====         =====      ======      ======         ======      ======
Total Return..........      7.32%/(e)/  (16.07)%    (24.27)%     (8.34)%        25.93%       9.98%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $128,203      $119,222    $145,848    $190,440       $197,235    $153,588
 Ratio of Expenses to
  Average Net Assets..      0.92%/(f)/    0.92%       0.92%       0.90%          0.78%       0.77%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.93%/(f)/    0.93%         --          --             --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.85%/(f)/    1.03%       0.78%       0.81%          3.11%       1.80%
 Portfolio Turnover
  Rate................     104.5%/(f)/    82.2%       84.3%       99.9%          65.5%       33.9%

                           2003/(D)/      2002        2001       2000/(G)/
                           ----           ----        ----       ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..     $8.24         $8.93       $9.37      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.06          0.02        0.08        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.12         (0.70)      (0.48)      (0.63)
                            ----         -----       -----       -----
 Total From Investment
            Operations      1.18         (0.68)      (0.40)      (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --       (0.04)      (0.02)
 Tax Return of Capital
  Distributions /(b)/.        --         (0.01)         --          --
   ----                                  -----
   Total Dividends and
         Distributions        --         (0.01)      (0.04)      (0.02)
   ----                                  -----       -----       -----
Net Asset Value, End
 of Period............     $9.42         $8.24       $8.93       $9.37
                           =====         =====       =====       =====
Total Return..........     14.32%/(e)/   (7.63)%     (4.24)%     (6.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $13,603       $10,835      $6,964      $4,883
 Ratio of Expenses to
  Average Net Assets..      1.81%/(f)/    1.60%       1.35%       1.34%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.09%/(f)/    2.26%       2.33%       1.65%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.51%/(f)/    0.39%       0.97%       1.06%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/   147.7%      137.4%       44.0%/(f)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /See "Distributions to Shareholders" in Notes to Financial Statements. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was increased on May 1, 2002, and May 1, 2003.
/(d) /Six months ended June 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/     2002           2001       2000       1999       1998/(G)/
                          ----          ----           ----       ----       ----       ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $9.06       $10.84         $13.87     $16.66      $9.00       $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09         0.08           0.04      (0.04)     (0.02)       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.29        (1.83)         (3.07)     (1.89)      8.41       (0.95)
                           ----        -----          -----      -----       ----       -----
 Total From Investment
            Operations     1.38        (1.75)         (3.03)     (1.93)      8.39       (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.03)            --         --         --       (0.03)
 Distributions from
  Realized Gains......       --           --             --      (0.86)     (0.73)         --
  ----                                                           -----      -----
   Total Dividends and
         Distributions    (0.15)       (0.03)            --      (0.86)     (0.73)      (0.03)
  ----                    -----        -----                     -----      -----       -----
Net Asset Value, End
 of Period............   $10.29        $9.06         $10.84     $13.87     $16.66       $9.00
                         ======        =====         ======     ======     ======       =====
Total Return..........    15.53%/(d)/ (16.20)%       (21.85)%   (11.50)%    93.81%     (10.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,914      $38,912        $43,674    $50,023    $40,040     $13,075
 Ratio of Expenses to
  Average Net Assets..     1.36%/(e)/   1.31%          1.41%      1.44%      1.32%       1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.36%/(e)/   1.32%            --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.07%/(e)/   0.77%          0.32%     (0.26)%    (0.28)%      0.24%/(e)/
 Portfolio Turnover
  Rate................    180.7%/(e)/   73.6%         123.8%     292.7%     241.2%       60.3%/(e)/

                          2003/(C)/    2002/(F)/
                          ----         ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..    $8.43       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78        (1.57)
                           ----        -----
 Total From Investment
            Operations     0.81        (1.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.02)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.02)
  ----                                 -----
Net Asset Value, End
 of Period............    $9.24        $8.43
                          =====        =====
Total Return..........     9.62%/(d)/ (15.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,096      $13,927
 Ratio of Expenses to
  Average Net Assets..     0.82%/(e)/   1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.87%/(e)/   1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.03%/(e)/   0.86%/(e)/
 Portfolio Turnover
  Rate................     27.3%/(e)/   49.1%/(e)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. International SmallCap Account recognized $.02 net investment income per share and incurred an unrealized loss of $.05 per share from April 16, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/      2002       2001       2000         1999/(G)/
                          ----           ----       ----       ----         ----
LARGECAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $6.20         $8.84     $11.67     $13.26         $9.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.02)     (0.03)     (0.08)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         (2.62)     (2.79)     (1.51)         3.36
                           ----         -----      -----      -----          ----
 Total From Investment
            Operations     0.67         (2.64)     (2.82)     (1.59)         3.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --      (0.01)        --            --
 -----                                             -----
   Total Dividends and
         Distributions       --            --      (0.01)        --            --
 -----                                             -----
Net Asset Value, End
 of Period............    $6.87         $6.20      $8.84     $11.67        $13.26
                          =====         =====      =====     ======        ======
Total Return..........    10.81%/(d)/  (29.86)%   (24.22)%   (11.99)%       32.47%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,597       $12,031    $10,445     $7,399        $7,045
 Ratio of Expenses to
  Average Net Assets..     1.13%/(e)/    1.14%      1.17%      1.20%         1.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --            --       1.17%      1.25%         1.23%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.18)%/(e)/  (0.28)%    (0.46)%    (0.66)%       (0.47)%/(e)/
 Portfolio Turnover
  Rate................     46.7%/(e)/    42.0%      32.1%      24.3%         39.6%/(e)/

                          2003/(C)/      2002       2001      2000/(F)/
                          ----           ----       ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $3.63         $5.44      $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.02)     (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         (1.79)     (2.31)     (2.22)
                           ----         -----      -----      -----
 Total From Investment
            Operations     0.37         (1.81)     (2.34)     (2.22)
                           ----         -----      -----      -----
Net Asset Value, End
 of Period............    $4.00         $3.63      $5.44      $7.78
                          =====         =====      =====      =====
Total Return..........    10.19%/(d)/  (33.27)%   (30.08)%   (22.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,602        $5,572     $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..     1.12%/(e)/    1.05%      1.10%      1.04%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.14%/(e)/    1.09%      1.11%      1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  --/(e)/         (0.49)%    (0.62)%    (0.22)%/(e)/
 Portfolio Turnover
  Rate................     70.8%/(e)/   183.8%     121.2%     217.6%/(e)/



/(a) /Expense ratio without the Manager's voluntary expense limit.   The expense
  limit ceased on May 1, 2002.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2002.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Growth Account incurred an unrealized loss of $.07 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/     2002           2001       2000      1999/(G)/
                          ----          ----           ----       ----      ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $6.35        $8.29          $9.52     $10.71      $9.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.08           0.08       0.10       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.70        (1.94)         (1.23)     (1.14)      0.97
                           ----        -----          -----      -----       ----
 Total From Investment
            Operations     0.74        (1.86)         (1.15)     (1.04)      1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.08)         (0.08)     (0.10)     (0.07)
 Distributions from
  Realized Gains......       --           --             --      (0.05)     (0.08)
  ----                                                           -----      -----
   Total Dividends and
         Distributions       --        (0.08)         (0.08)     (0.15)     (0.15)
  ----                                 -----          -----      -----      -----
Net Asset Value, End
 of Period............    $7.09        $6.35          $8.29      $9.52     $10.71
                          =====        =====          =====      =====     ======
Total Return..........    11.65%/(d)/ (22.44)%       (12.10)%    (9.67)%     8.93%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $85,079      $72,949        $73,881    $59,626    $46,088
 Ratio of Expenses to
  Average Net Assets..     0.40%/(e)/   0.39%          0.40%      0.40%      0.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.40%/(e)/   0.39%          0.41%      0.46%      0.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.39%/(e)/   1.22%          1.05%      1.01%      1.41%/(e)/
 Portfolio Turnover
  Rate................      6.0%/(e)/   15.1%          10.8%      11.0%       3.8%/(e)/

                          2003/(C)/    2002/(F)/
                          ----         ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..    $8.52       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82        (1.48)
                           ----        -----
 Total From Investment
            Operations     0.88        (1.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.06)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.06)
  ----                                 -----
Net Asset Value, End
 of Period............    $9.40        $8.52
                          =====        =====
Total Return..........    10.34%/(d)/ (14.24)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,160      $13,186
 Ratio of Expenses to
  Average Net Assets..     0.56%/(e)/   0.96%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.61%/(e)/   1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.41%/(e)/   1.79%/(e)/
 Portfolio Turnover
  Rate................     12.9%/(e)/    5.9%/(e)/



/(a) /Expense ratio without the Manager's voluntary expense limit.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/
                          ----
LIMITED TERM BOND ACCOUNT
-------------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.05
                           ----
 Total From Investment
            Operations     0.07
                           ----
Net Asset Value, End
 of Period............   $10.07
                         ======
Total Return..........     0.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,248
 Ratio of Expenses to
  Average Net Assets..     0.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.73%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.69%/(e)/
 Portfolio Turnover
  Rate................     12.3%/(e)/

                          2003/(F)/     2002       2001       2000     1999       1998/(G)/
                          ----          ----       ----       ----     ----       ----
MICROCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $7.61        $9.17      $9.00      $8.07    $8.17      $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.01         --       0.04     0.02        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26        (1.56)      0.17       0.93    (0.11)      (1.86)
                           ----        -----       ----       ----    -----       -----
 Total From Investment
            Operations     1.26        (1.55)      0.17       0.97    (0.09)      (1.83)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)        --      (0.04)   (0.01)      (0.04)
  ----                                 -----                 -----    -----       -----
   Total Dividends and
         Distributions       --        (0.01)        --      (0.04)   (0.01)      (0.04)
  ----                                 -----                 -----    -----       -----
Net Asset Value, End
 of Period............    $8.87        $7.61      $9.17      $9.00    $8.07       $8.17
                          =====        =====      =====      =====    =====       =====
Total Return..........    16.57%/(d)/ (16.89)%     1.89%     12.13%   (1.07)%    (18.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,289      $11,607    $12,559    $10,397   $6,418      $5,384
 Ratio of Expenses to
  Average Net Assets..     1.20%/(e)/   1.25%      1.30%      1.06%    1.06%       1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --         --       1.20%    1.28%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%/(e)/   0.16%     (0.05)%     0.59%    0.22%       0.57%/(e)/
 Portfolio Turnover
  Rate................     97.0%/(e)/  138.5%     127.2%     178.8%    88.9%       55.3%/(e)/



/(a) /Expense ratio without the Manager's voluntary expense limit.
/(b) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Period from May 1, 2003, date operations commenced, through June 30, 2003. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Six months ended June 30, 2003.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MicroCap Account recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from April 9, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(C)/       2002        2001        2000       1999        1998
                           ----            ----        ----        ----       ----        ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $28.54         $32.09      $34.47      $36.90     $34.37      $35.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.11           0.30        0.24        0.10       0.12        0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.29          (3.08)      (1.50)       4.76       4.20        0.94
                            ----          -----       -----        ----       ----        ----
 Total From Investment
            Operations      3.40          (2.78)      (1.26)       4.86       4.32        1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.30)      (0.24)      (0.10)     (0.12)      (0.22)
 Distributions from
  Realized Gains......        --          (0.47)      (0.88)      (7.19)     (1.67)      (2.04)
   ----                                   -----       -----       -----      -----       -----
   Total Dividends and
         Distributions        --          (0.77)      (1.12)      (7.29)     (1.79)      (2.26)
   ----                                   -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $31.94         $28.54      $32.09      $34.47     $36.90      $34.37
                          ======         ======      ======      ======     ======      ======
Total Return..........     11.91%/(d)/    (8.75)%     (3.71)%     14.59%     13.04%       3.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $272,782       $248,986    $278,707    $286,681   $262,350    $259,470
 Ratio of Expenses to
  Average Net Assets..      0.62%/(e)/     0.62%       0.62%       0.62%      0.61%       0.62%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.62%/(e)/     0.62%         --          --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.78%/(e)/     0.98%       0.77%       0.28%      0.32%       0.63%
 Portfolio Turnover
  Rate................      41.0%/(e)/     67.9%       73.6%      139.6%      79.6%       26.9%

                           2003/(C)/       2002        2001        2000       1999       1998/(F)/
                           ----            ----        ----        ----       ----       ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $6.26          $8.49      $10.46      $10.66      $9.65       $9.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)         (0.04)      (0.05)       0.02       0.02       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.14          (2.19)      (1.68)       0.77       1.01       (0.28)
                            ----          -----       -----        ----       ----       -----
 Total From Investment
            Operations      1.13          (2.23)      (1.73)       0.79       1.03       (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.02)     (0.02)         --
 Distributions from
  Realized Gains......        --             --       (0.24)      (0.97)        --          --
   ----                                               -----       -----
   Total Dividends and
         Distributions        --             --       (0.24)      (0.99)     (0.02)         --
   ----                                               -----       -----      -----
Net Asset Value, End
 of Period............     $7.39          $6.26       $8.49      $10.46     $10.66       $9.65
                           =====          =====       =====      ======     ======       =====
Total Return..........     18.05%/(d)/   (26.27)%    (16.92)%      8.10%     10.67%      (3.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,486        $21,934     $27,838     $25,924    $14,264      $8,534
 Ratio of Expenses to
  Average Net Assets..      0.88%/(e)/     0.91%       0.97%       0.96%      0.96%       1.27%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.92%/(e)/     0.92%         --        1.01%      1.09%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.42)%/(e)/   (0.55)%     (0.66)%      0.27%      0.26%      (0.14)%/(e)/
 Portfolio Turnover
  Rate................      53.8%/(e)/     43.1%       55.2%      161.9%      74.1%       91.9%/(e)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MidCap Growth Account recognized $.01 net investment income per share and incurred an unrealized loss of $.07 per share from April 23, 1998 through April 30, 1998.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/      2002       2001      2000/(F)/
                          ----           ----       ----      ----
MIDCAP GROWTH EQUITY ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $3.99         $5.90      $8.13     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.03)     (0.04)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.84         (1.88)     (2.19)     (1.87)
                           ----         -----      -----      -----
 Total From Investment
            Operations     0.82         (1.91)     (2.23)     (1.87)
                           ----         -----      -----      -----
Net Asset Value, End
 of Period............    $4.81         $3.99      $5.90      $8.13
                          =====         =====      =====      =====
Total Return..........    20.55%/(d)/  (32.37)%   (27.43)%   (18.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,432        $7,404     $7,061     $5,031
 Ratio of Expenses to
  Average Net Assets..     1.16%/(e)/    1.07%      1.10%      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.17%/(e)/    1.13%      1.35%      1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(e)/  (0.82)%    (0.81)%    (0.31)%/(e)/
 Portfolio Turnover
  Rate................    181.7%/(e)/   224.1%     309.1%     246.9%/(e)/

                          2003/(C)/      2002       2001       2000         1999/(G)/
                          ----           ----       ----       ----         ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $10.48        $11.68     $12.57     $11.11        $10.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --            --       0.01         --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.30         (1.16)     (0.35)      3.12          1.24
                           ----         -----      -----       ----          ----
 Total From Investment
            Operations     1.30         (1.16)     (0.34)      3.12          1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.01)        --         (0.02)
 Distributions from
  Realized Gains......       --         (0.04)     (0.54)     (1.66)        (0.22)
  ----                                  -----      -----      -----         -----
   Total Dividends and
         Distributions       --         (0.04)     (0.55)     (1.66)        (0.24)
  ----                                  -----      -----      -----         -----
Net Asset Value, End
 of Period............   $11.78        $10.48     $11.68     $12.57        $11.11
                         ======        ======     ======     ======        ======
Total Return..........    12.40%/(d)/   (9.96)%    (2.58)%    31.05%        10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $34,498       $24,766    $11,778     $7,739        $5,756
 Ratio of Expenses to
  Average Net Assets..     1.04%/(e)/    1.04%      1.36%      1.20%         1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.09%/(e)/    1.10%        --       1.29%         1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%/(e)/    0.03%      0.12%      0.02%         0.30%/(e)/
 Portfolio Turnover
  Rate................     60.1%/(e)/    75.3%     208.8%     233.2%        154.0%/(e)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2002.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(A)/      2002       2001       2000       1999        1998
                           ----           ----       ----       ----       ----        ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.004         0.014      0.039      0.059      0.048       0.051
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.004         0.014      0.039      0.059      0.048       0.051
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.004)       (0.014)    (0.039)    (0.059)    (0.048)     (0.051)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.004)       (0.014)    (0.039)    (0.059)    (0.048)     (0.051)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return..........      0.42%/(b)/    1.42%      3.92%      6.07%      4.84%       5.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $183,034      $201,455   $180,923   $114,710   $120,924     $83,263
 Ratio of Expenses to
  Average Net Assets..      0.49%/(c)/    0.49%      0.50%      0.52%      0.52%       0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.85%/(c)/    1.40%      3.70%      5.88%      4.79%       5.06%

                           2003/(A)/      2002       2001       2000       1999       1998/(D)/
                           ----           ----       ----       ----       ----       ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $11.24        $10.77     $10.29      $8.20      $9.07      $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.19          0.35       0.42       0.44       0.43        0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.39          0.48       0.47       2.09      (0.85)      (0.97)
                            ----          ----       ----       ----      -----       -----
 Total From Investment
            Operations      1.58          0.83       0.89       2.53      (0.42)      (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.35)     (0.41)     (0.44)     (0.45)      (0.29)
 Distributions from
  Realized Gains......     (0.02)        (0.01)        --         --         --          --
  -----                    -----         -----
   Total Dividends and
         Distributions     (0.02)        (0.36)     (0.41)     (0.44)     (0.45)      (0.29)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $12.80        $11.24     $10.77     $10.29      $8.20       $9.07
                          ======        ======     ======     ======      =====       =====
Total Return..........     14.05%/(b)/    7.72%      8.75%     30.97%     (4.48)%     (6.56)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $63,514       $46,358    $22,457    $17,261    $10,560     $10,909
 Ratio of Expenses to
  Average Net Assets..      0.92%/(c)/    0.92%      0.92%      0.99%      0.99%       1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.60%/(c)/    3.99%      4.55%      5.29%      4.92%       5.40%/(c)/
 Portfolio Turnover
  Rate................      71.6%/(c)/    54.4%      92.4%      44.7%     101.9%        5.6%/(c)/



/(a) /Six months ended June 30, 2003.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Real Estate Account recognized $.01 net investment income per share from April 23, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(C)/      2002       2001       2000       1999       1998/(F)/
                          ----           ----       ----       ----       ----       ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $5.83         $8.03      $7.83     $10.74      $8.21      $10.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --          0.01         --       0.03         --          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.71         (2.20)      0.20      (1.24)      3.52       (2.06)
                           ----         -----       ----      -----       ----       -----
 Total From Investment
            Operations     0.71         (2.19)      0.20      (1.21)      3.52       (2.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.01)        --      (0.02)        --          --
 Distributions from
  Realized Gains......       --            --         --      (1.68)     (0.99)         --
  ----                                                        -----      -----
   Total Dividends and
         Distributions       --         (0.01)        --      (1.70)     (0.99)         --
  ----                                  -----                 -----      -----
Net Asset Value, End
 of Period............    $6.54         $5.83      $8.03      $7.83     $10.74       $8.21
                          =====         =====      =====      =====     ======       =====
Total Return..........    12.21%/(d)/  (27.33)%     2.55%    (11.73)%    43.58%     (20.51)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $39,151       $32,201    $36,493    $30,006    $26,110     $12,094
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/    0.97%      1.00%      0.90%      0.91%       0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.97%/(e)/    0.97%        --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(e)/    0.12%     (0.06)%     0.28%      0.05%      (0.05)%/(e)/
 Portfolio Turnover
  Rate................    154.7%/(e)/   215.5%     154.5%     135.4%     111.1%       45.2%/(e)/

                          2003/(C)/      2002       2001       2000       1999       1998/(G)/
                          ----           ----       ----       ----       ----       ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $5.74        $10.60     $15.59     $19.56     $10.10       $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.05)     (0.10)     (0.08)     (0.05)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.96         (4.81)     (4.89)     (2.67)      9.70        0.30
                           ----         -----      -----      -----       ----        ----
 Total From Investment
            Operations     0.94         (4.86)     (4.99)     (2.75)      9.65        0.26
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --      (1.22)     (0.19)         --
  ----                                                        -----      -----
   Total Dividends and
         Distributions       --            --         --      (1.22)     (0.19)         --
  ----                                                        -----      -----
Net Asset Value, End
 of Period............    $6.68         $5.74     $10.60     $15.59     $19.56      $10.10
                          =====         =====     ======     ======     ======      ======
Total Return..........    16.38%/(d)/  (45.85)%   (32.01)%   (13.91)%    95.69%       2.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $39,733       $32,754    $55,966    $68,421    $39,675      $8,463
 Ratio of Expenses to
  Average Net Assets..     1.04%/(e)/    0.95%      1.05%      1.02%      1.05%       1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.05%/(e)/    1.06%        --       1.02%      1.07%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.64)%/(e)/  (0.68)%    (0.92)%    (0.49)%    (0.61)%     (0.80)%/(e)/
 Portfolio Turnover
  Rate................     42.7%/(e)/   287.9%     152.2%      90.8%      98.0%      166.5%/(e)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Account incurred an unrealized gain of $.27 per share from April 9, 1998 through April 30, 1998.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Growth Account incurred an unrealized loss of $.16 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2003/(B)/     2002       2001       2000      1999      1998/(E)/
                          ----          ----       ----       ----      ----      ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.30       $11.37     $11.26     $10.06     $8.34      $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.06       0.09       0.13      0.06       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.87        (1.07)      0.60       2.17      1.72      (1.50)
                           ----        -----       ----       ----      ----      -----
 Total From Investment
            Operations     1.89        (1.01)      0.69       2.30      1.78      (1.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.06)     (0.09)     (0.12)    (0.06)     (0.03)
 Distributions from
  Realized Gains......       --           --      (0.49)     (0.98)       --         --
  ----                                            -----      -----
   Total Dividends and
         Distributions       --        (0.06)     (0.58)     (1.10)    (0.06)     (0.03)
  ----                                 -----      -----      -----     -----      -----
Net Asset Value, End
 of Period............   $12.19       $10.30     $11.37     $11.26    $10.06      $8.34
                         ======       ======     ======     ======    ======      =====
Total Return..........    18.35%/(c)/  (8.86)%     6.25%     23.87%    21.45%    (15.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,606      $44,217    $30,888    $17,358   $11,080     $6,895
 Ratio of Expenses to
  Average Net Assets..     1.22%/(d)/   1.28%      1.24%      1.16%     1.16%      1.56%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.25%/(d)/   1.29%        --       1.34%     1.44%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.47%/(d)/   0.68%      0.95%      1.31%     0.82%      0.73%/(d)/
 Portfolio Turnover
  Rate................     60.3%/(d)/   77.4%      67.8%     133.0%     89.7%      53.4%/(d)/

                          2003/(B)/     2002       2001       2000      1999      1998/(F)/
                          ----          ----       ----       ----      ----      ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..    $7.26        $8.73     $12.43     $10.90    $10.93      $9.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17         0.37       0.25       0.24      0.23       0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48        (1.47)     (3.70)      1.81      0.02       1.35
                           ----        -----      -----       ----      ----       ----
 Total From Investment
            Operations     0.65        (1.10)     (3.45)      2.05      0.25       1.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.37)     (0.25)     (0.24)    (0.23)     (0.18)
 Distributions from
  Realized Gains......       --           --         --      (0.28)    (0.05)        --
  ----                                                       -----     -----
   Total Dividends and
         Distributions       --        (0.37)     (0.25)     (0.52)    (0.28)     (0.18)
  ----                                 -----      -----      -----     -----      -----
Net Asset Value, End
 of Period............    $7.91        $7.26      $8.73     $12.43    $10.90     $10.93
                          =====        =====      =====     ======    ======     ======
Total Return..........     8.95%/(c)/ (12.61)%   (27.70)%    19.18%     2.29%     15.36%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,465      $25,079    $33,802    $43,725   $30,684    $18,298
 Ratio of Expenses to
  Average Net Assets..     0.61%/(d)/   0.62%      0.62%      0.63%     0.64%      0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.64%/(d)/   4.40%      2.22%      2.32%     2.52%      2.93%/(d)/
 Portfolio Turnover
  Rate................     36.7%/(d)/   66.4%     104.2%     146.7%     23.0%       9.5%/(d)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(b) /Six months ended June 30, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Value Account recognized $.01 net investment income per share and incurred an unrealized loss of $.17 per share from April 16, 1998 through April 30, 1998.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Utilities Account recognized $.04 net investment income per share and incurred an unrealized loss of $.43 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Investors Fund, Inc. and Principal Mutual Funds that are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
                                    -----------------------  -------------     -------------



                                                      96             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      96             None
 Pamela A. Ferguson
 Director since 1993     Professor of
 Member Audit and        Mathematics, Grinnell
 Nominating Committee    College since 1998.
 4112 River Oaks         Prior thereto,
 Drive, Des Moines,      President, Grinnell
 Iowa                    College.
 05/05/43

                                                      96             None
 Richard W. Gilbert
 Director since 1985     President, Gilbert
 Member Audit and        Communications, Inc.
 Nominating Committee    since 1993. Prior
 5040 Arbor Lane,        thereto, President
 #302, Northfield,       and Publisher,
 Illinois.               Pioneer Press.
 05/08/40

                                                      96             None


 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. since 1998.
 Nominating Committee    Prior thereto,
 4350 Westown Parkway,   President and CEO.
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      96             None

 Barbara A. Lukavsky
 Director since 1987     President and CEO,
 Member Audit and        Barbican Enterprises,
 Nominating Committee    Inc. since 1997.
 Member Executive        President and CEO, Lu
 Committee               San ELITE USA, L.C.
 13731 Bay Hill Court,   1985-1998.
 Clive, Iowa
 09/10/40


  * Directorships of any company registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE

MANAGER OR PRINCIPAL LIFE. .

                                                           96

                              Executive Vice
                              President, Principal
                              Life since 2000;
                              Senior Vice
                              President, 1996-2000;
 John E. Aschenbrenner        Vice President -
 Director since 1998          Individual Markets
 08/16/49                     1990-1996. Director,
                              Principal Management
                              Corporation and
                              Princor Financial
                              Services Corporation
                              ("Princor").

                                                      96
                         Director and
                         President, Princor
                         and Principal
 Ralph C. Eucher         Management
 Director and            Corporation since
 President since 1999    1999. Senior Vice
 Member Executive        President, Principal
 Committee               Life since 2002. Vice
 06/14/52                President, 1999-2002.
                         Prior thereto, Second
                         Vice President,
                         Principal Life.

                         Chairman and
                         Director, Princor and
 Larry D. Zimpleman      Principal Management         96
 Director and Chairman   Corporation since
 of the Board since      2002. Executive Vice
 December 2001           President, Principal
 Member Executive        Life since 2001.
 Committee               Senior Vice
 09/07/51                President, 1999-2001.
                         Prior thereto, Vice
                         President .

The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated May 1, 2003. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                                      199